          As filed with the Securities and Exchange Commission on April 11, 2013

                                                     Registration Nos. 033-47927
                                                                       811-06025


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-6

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Post-Effective Amendment No. 27 [X]

                                     and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 59 [X]


                      Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)

                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                                 200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)


                           Ricardo A. Anzaldua, Esq.

                  Executive Vice President and General Counsel
                       Metropolitan Life Insurance Company
                           1095 Avenue of the Americas
                               New York, NY 10036

                  (Name and address of agent for service)

                                    Copy to:

                             Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415
                                 (202) 383-0158

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b)

     [X] on April 29, 2013 pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] on (date) pursuant to paragraph (a)(1) of Rule 485

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.

Note:

This registration statement incorporates by reference the prospectuses and supplements dated April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28, 2008 for the Equity Advantage VUL Policy, each as filed in Post-Effective Amendment No. 26 filed April 12, 2012, Post-Effective Amendment No. 25 filed April 13, 2011, Post-Effective Amendment No. 24 filed April 16, 2010, Post-Effective Amendment No. 23 filed April 16, 2009 and Post- Effective Amendment No. 22 filed April 18, 2008, respectively, to the Registration Statement on Form N-6 (File No. 033-47927); and

This registration statement incorporates by reference the prospectuses and supplements dated April 28, 2008, April 30, 2007, May 1, 2006, May 1, 2005,
May 1, 2004 and May 1, 2003 for the UL II Policy, each as filed in Post-Effective Amendment No. 22 filed April 18, 2008, Post-Effective Amendment No. 21 filed April 18, 2007, Post-Effective Amendment No. 20 filed April 25, 2006, Post -Effective Amendment No. 19 filed April 29, 2005, Post-Effective Amendment
No. 18 filed April 30, 2004 and Post-Effective Amendment No. 17 filed April 29, 2003, respectively, to the Registration Statement on Form N-6 (File No. 033-47927).

                      METROPOLITAN LIFE INSURANCE COMPANY

 EQUITY ADVANTAGE VUL -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES

         UL II -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES


                      SUPPLEMENT DATED APRIL 29, 2013 TO

Prospectus Dated April 28, 2008 as previously amended (for Equity Advantage VUL)
        Prospectus Dated May 1, 2003 as previously amended (for UL II)

This supplement updates certain information contained in your last prospectus, as annually and periodically supplemented. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife, P.O. Box 543, Warwick, RI 02887-0543. Equity Advantage VUL and UL II Policies ARE NO LONGER AVAILABLE FOR SALE.

You allocate net premiums to and may transfer cash value among the available investment divisions of the Metropolitan Life Separate Account UL (and, for Equity Advantage VUL, the Fixed Account). Each available investment division, in turn, invests in the shares of one of the following Portfolios:

              AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2 SHARES)
American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

                  MET INVESTORS SERIES TRUST (CLASS A SHARES)
BlackRock Large Cap Core Portfolio
Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio (formerly Legg Mason ClearBridge
 Aggressive Growth Portfolio

Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Janus Forty Portfolio


Lord Abbett Bond Debenture Portfolio
Lord Abbett Mid Cap Value Portfolio
MetLife Aggressive Strategy Portfolio
MFS(R) Research International Portfolio
Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio


SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio
T. Rowe Price Mid Cap Growth Portfolio

                   METROPOLITAN SERIES FUND (CLASS A SHARES)

Baillie Gifford International Stock Portfolio
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate
 Bond Index Portfolio)

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap
 Growth Portfolio)

BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio


BlackRock Money Market Portfolio*
Davis Venture Value Portfolio

Frontier Mid Cap Growth Portfolio (formerly BlackRock Aggressive Growth
 Portfolio)

Jennison Growth Portfolio
Loomis Sayles Small Cap Core Portfolio
Loomis Sayles Small Cap Growth Portfolio
Met/Artisan Mid Cap Value Portfolio
MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Stock Index Portfolio
MFS(R) Total Return Portfolio
MFS(R) Value Portfolio

MSCI EAFE(R) Index Portfolio

Neuberger Berman Genesis Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
--------
* The BlackRock Money Market Portfolio is not available for Equity Advantage VUL Policies.

The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

SENDING COMMUNICATIONS AND PAYMENTS TO US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the automated investment strategies) or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below or for any other inquiry.

               FUNCTION                         DESIGNATED OFFICE ADDRESS
---------------------------------------------------------------------------------
Premium Payments                         MetLife P.O. Box 371351, Pittsburgh, PA
                                           15250-7351
---------------------------------------------------------------------------------
Payment Inquiries                        MetLife, P.O. Box 354, Warwick, RI
                                           02887-0354
---------------------------------------------------------------------------------
Surrenders, Withdrawals, Loans,          MetLife, P.O. Box 543, Warwick, RI
  Investment Division Transfers,           02887-0543
  Premium Reallocation
---------------------------------------------------------------------------------
Death Claims                             MetLife, P.O. Box 353, Warwick, RI
                                           02887-0353
---------------------------------------------------------------------------------
Beneficiary & Assignment                 MetLife, P.O. Box 313, Warwick, RI
                                           02887-0313
---------------------------------------------------------------------------------
Address Changes                          MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904
                                         Attn: Data Integrity
---------------------------------------------------------------------------------
Reinstatements                           MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.


OUR SEPARATE ACCOUNT THAT SUPPORTS THE POLICIES

THE SEPARATE ACCOUNT

The following is added to this section:

The investment adviser to certain of the Portfolios offered with the Policy or with other variable life insurance policies issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.


THE FUNDS AND THEIR PORTFOLIOS

The following replaces the section entitled "Management of the Portfolios".

MANAGEMENT OF PORTFOLIOS

Each Fund has an investment adviser who is responsible for overall management of the Fund. These investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for some of the Portfolios.

The adviser, any sub-adviser and investment objective of each Portfolio are as follows:


---------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 2
---------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                         Seeks as high a level of current    Capital Research and
                                                 income as is consistent with the    Management Company
                                                 preservation of capital.
---------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund  Seeks long-term growth of capital.  Capital Research and
                                                                                     Management Company
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                       Seeks growth of capital.            Capital Research and
                                                                                     Management Company
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                Seeks long-term growth of capital   Capital Research and
                                                 and income.                         Management Company
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--CLASS A
---------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core Portfolio               Seeks long-term capital growth.     MetLife Advisers, LLC
                                                                                     Subadviser: BlackRock Advisors,
                                                                                     LLC
---------------------------------------------------------------------------------------------------------------------
Clarion Global Real Estate Portfolio             Seeks total return through          MetLife Advisers, LLC
                                                 investment in real estate           Subadviser: CBRE Clarion
                                                 securities, emphasizing both        Securities LLC
                                                 capital appreciation and current
                                                 income.
---------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth Portfolio          Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                     Subadviser: ClearBridge
                                                                                     Investments, LLC (formerly
                                                                                     ClearBridge Advisors, LLC)
---------------------------------------------------------------------------------------------------------------------
Harris Oakmark International Portfolio           Seeks long-term capital             MetLife Advisers, LLC
                                                 appreciation.                       Subadviser: Harris Associates
                                                                                     L.P.
---------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Portfolio               Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                     Subadviser: Invesco Advisers,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------
Janus Forty Portfolio                            Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                     Subadviser: Janus Capital
                                                                                     Management LLC
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio             Seeks high current income and       MetLife Advisers, LLC
                                                 the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                                 appreciation to produce a high      LLC
                                                 total return.
---------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Value Portfolio              Seeks capital appreciation          MetLife Advisers, LLC
                                                 through investments, primarily in   Subadviser: Lord, Abbett & Co.
                                                 equity securities, which are        LLC
                                                 believed to be undervalued in the
                                                 marketplace.
---------------------------------------------------------------------------------------------------------------------
MetLife Aggressive Strategy Portfolio            Seeks growth of capital.            MetLife Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio          Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts
                                                                                     Financial Services Company
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap Growth Portfolio          Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                     Subadviser: Morgan Stanley
                                                                                     Investment Management Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity Portfolio              Seeks capital appreciation.         MetLife Advisers, LLC
                                                                                     Subadviser: OppenheimerFunds,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio         Seeks maximum real return,          MetLife Advisers, LLC
                                                 consistent with preservation of     Subadviser: Pacific Investment
                                                 capital and prudent investment      Management Company LLC
                                                 management.
---------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                      INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                   Seeks maximum total return,         MetLife Advisers, LLC
                                               consistent with the preservation    Subadviser: Pacific Investment
                                               of capital and prudent investment   Management Company LLC
                                               management.
-------------------------------------------------------------------------------------------------------------------
SSgA Growth and Income ETF Portfolio           Seeks growth of capital and         MetLife Advisers, LLC
                                               income.                             Subadviser: SSgA Funds
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
SSgA Growth ETF Portfolio                      Seeks growth of capital.            MetLife Advisers, LLC
                                                                                   Subadviser: SSgA Funds
                                                                                   Management, Inc.
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap Growth Portfolio         Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                   Subadviser: T. Rowe Price
                                                                                   Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--CLASS A
-------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio  Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                   Subadviser: Baillie Gifford
                                                                                   Overseas Limited
-------------------------------------------------------------------------------------------------------------------
Barclays Aggregate Bond Index Portfolio        Seeks to track the performance of   MetLife Advisers, LLC
                                               the Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                               Bond Index.                         Management, LLC
-------------------------------------------------------------------------------------------------------------------
BlackRock Bond Income Portfolio                Seeks a competitive total return    MetLife Advisers, LLC
                                               primarily from investing in fixed-  Subadviser: BlackRock Advisors,
                                               income securities.                  LLC
-------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation Portfolio       Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors,
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------
BlackRock Diversified Portfolio                Seeks high total return while       MetLife Advisers, LLC
                                               attempting to limit investment      Subadviser: BlackRock Advisors,
                                               risk and preserve capital.          LLC
-------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Portfolio            Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                   Subadviser: BlackRock Advisors,
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------
BlackRock Money Market Portfolio/1/            Seeks a high level of current       MetLife Advisers, LLC
  (NOT AVAILABLE FOR EQUITY ADVANTAGE VUL      income consistent with              Subadviser: BlackRock Advisors,
   POLICIES)                                   preservation of capital.            LLC
-------------------------------------------------------------------------------------------------------------------
Davis Venture Value Portfolio                  Seeks growth of capital.            MetLife Advisers, LLC
                                                                                   Subadviser: Davis Selected
                                                                                   Advisers, L.P.
-------------------------------------------------------------------------------------------------------------------
Frontier Mid Cap Growth Portfolio              Seeks maximum capital               MetLife Advisers, LLC
                                               appreciation.                       Subadviser: Frontier Capital
                                                                                   Management Company, LLC*
-------------------------------------------------------------------------------------------------------------------
Jennison Growth Portfolio                      Seeks long-term growth of capital.  MetLife Advisers, LLC
                                                                                   Subadviser: Jennison Associates
                                                                                   LLC
-------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Core Portfolio         Seeks long-term capital growth      MetLife Advisers, LLC
                                               from investments in common          Subadviser: Loomis, Sayles &
                                               stocks or other equity securities.  Company, L.P.
-------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Growth Portfolio       Seeks long-term capital growth.     MetLife Advisers, LLC
                                                                                   Subadviser: Loomis, Sayles &
                                                                                   Company, L.P.
-------------------------------------------------------------------------------------------------------------------
Met/Artisan Mid Cap Value Portfolio            Seeks long-term capital growth.     MetLife Advisers, LLC
                                                                                   Subadviser: Artisan Partners
                                                                                   Limited Partnership
-------------------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation Portfolio      Seeks a high level of current       MetLife Advisers, LLC
                                               income, with growth of capital as
                                               a secondary objective.
-------------------------------------------------------------------------------------------------------------------
MetLife Conservative to Moderate Allocation    Seeks high total return in the      MetLife Advisers, LLC
 Portfolio                                     form of income and growth of
                                               capital, with a greater emphasis
                                               on income.
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                   INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of     MetLife Advisers, LLC
                                           the S&P MidCap 400(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                    Management, LLC
----------------------------------------------------------------------------------------------------------------
MetLife Moderate Allocation Portfolio      Seeks a balance between a high        MetLife Advisers, LLC
                                           level of current income and
                                           growth of capital, with a greater
                                           emphasis on growth of capital.
----------------------------------------------------------------------------------------------------------------
MetLife Moderate to Aggressive Allocation  Seeks growth of capital.              MetLife Advisers, LLC
 Portfolio
----------------------------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio              Seeks to track the performance of     MetLife Advisers, LLC
                                           the S&P 500(R) Composite Stock        Subadviser: MetLife Investment
                                           Price Index.                          Management, LLC
----------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Portfolio              Seeks a favorable total return        MetLife Advisers, LLC
                                           through investment in a               Subadviser: Massachusetts
                                           diversified portfolio.                Financial Services Company
----------------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio                     Seeks capital appreciation.           MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts
                                                                                 Financial Services Company
----------------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index Portfolio               Seeks to track the performance of     MetLife Advisers, LLC
                                           the MSCI EAFE(R) Index.               Subadviser: MetLife Investment
                                                                                 Management, LLC
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio         Seeks high total return, consisting   MetLife Advisers, LLC
                                           principally of capital appreciation.  Subadviser: Neuberger Berman
                                                                                 Management LLC
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio            Seeks to track the performance of     MetLife Advisers, LLC
                                           the Russell 2000(R) Index.            Subadviser: MetLife Investment
                                                                                 Management, LLC
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital     MetLife Advisers, LLC
                                           and, secondarily, dividend income.    Subadviser: T. Rowe Price
                                                                                 Associates, Inc.
----------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.       MetLife Advisers, LLC
                                                                                 Subadviser: T. Rowe Price
                                                                                 Associates, Inc.
----------------------------------------------------------------------------------------------------------------
Western Asset Management Strategic Bond    Seeks to maximize total return        MetLife Advisers, LLC
 Opportunities Portfolio                   consistent with preservation of       Subadviser: Western Asset
                                           capital.                              Management Company
----------------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government   Seeks to maximize total return        MetLife Advisers, LLC
 Portfolio                                 consistent with preservation of       Subadviser: Western Asset
                                           capital and maintenance of            Management Company
                                           liquidity.
----------------------------------------------------------------------------------------------------------------


* Prior to January 7, 2013, BlackRock Advisors, LLC was the subadviser to the Portfolio.


/1/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.



A Portfolio may have a name and/or objective that is very similar to that of a publicly available mutual fund that is managed by the same sub-investment manager or adviser. The Portfolios are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in implementation of investment policies, cash flows, fees and size of the Portfolio.

FEE TABLES

The following replaces the section entitled "Annual Portfolio Operating
Expenses".

ANNUAL PORTFOLIO OPERATING EXPENSES


The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns a Policy. The first table shows the minimum and maximum fees and expenses charged by the Portfolios for the fiscal year ended December 31, 2012. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Portfolios. Certain Portfolios may impose a redemption fee in the future.

The next table describes the annual operating expenses for each Portfolio for the year ended December 31, 2012, as a percentage of the Portfolio's average daily net assets for the year (before and after fee waivers and expense reimbursements).


MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


-----------------------------------------------------------------------------------------------
                                                                                MINIMUM MAXIMUM
-----------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (expenses that are deducted from Portfolio assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                   0.28%   1.07%
-----------------------------------------------------------------------------------------------


PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)


---------------------------------------------------------------------------------------------------
                                  DISTRIBUTION
                                     AND/OR             ACQUIRED   TOTAL                  NET TOTAL
                          MANAGE-   SERVICE               FUND    ANNUAL     FEE WAIVER    ANNUAL
                           MENT     (12B-1)     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                            FEE       FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------
AMERICAN FUNDS
 INSURANCE SERIES(R) --
 CLASS 2
---------------------------------------------------------------------------------------------------
American Funds Bond
 Fund                      0.37%     0.25%      0.02%      --      0.64%          --        0.64%
---------------------------------------------------------------------------------------------------
American Funds Global
 Small Capitalization
 Fund                      0.71%     0.25%      0.04%      --      1.00%          --        1.00%
---------------------------------------------------------------------------------------------------
American Funds Growth
 Fund                      0.33%     0.25%      0.02%      --      0.60%          --        0.60%
---------------------------------------------------------------------------------------------------
American Funds
 Growth-Income Fund        0.27%     0.25%      0.02%      --      0.54%          --        0.54%
---------------------------------------------------------------------------------------------------
MET INVESTORS SERIES
 TRUST -- CLASS A
---------------------------------------------------------------------------------------------------
BlackRock Large Cap
 Core Portfolio            0.59%        --      0.05%      --      0.64%       0.01%        0.63%
---------------------------------------------------------------------------------------------------
Clarion Global Real
 Estate Portfolio          0.60%        --      0.06%      --      0.66%          --        0.66%
---------------------------------------------------------------------------------------------------
ClearBridge Aggressive
 Growth Portfolio          0.61%        --      0.03%      --      0.64%          --        0.64%
---------------------------------------------------------------------------------------------------
Harris Oakmark
 International Portfolio   0.77%        --      0.06%      --      0.83%       0.02%        0.81%
---------------------------------------------------------------------------------------------------
Invesco Small Cap
 Growth Portfolio          0.85%        --      0.02%      --      0.87%       0.01%        0.86%
---------------------------------------------------------------------------------------------------
Janus Forty Portfolio      0.63%        --      0.03%      --      0.66%       0.01%        0.65%
---------------------------------------------------------------------------------------------------
Lord Abbett Bond
 Debenture Portfolio       0.51%        --      0.03%      --      0.54%          --        0.54%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                  DISTRIBUTION
                                     AND/OR             ACQUIRED   TOTAL                  NET TOTAL
                          MANAGE-   SERVICE               FUND    ANNUAL     FEE WAIVER    ANNUAL
                           MENT     (12B-1)     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                            FEE       FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap
 Value Portfolio           0.65%       --       0.04%    0.06%     0.75%       0.00%        0.75%
---------------------------------------------------------------------------------------------------
MetLife Aggressive
 Strategy Portfolio        0.09%       --       0.01%    0.72%     0.82%          --        0.82%
---------------------------------------------------------------------------------------------------
MFS(R) Research
 International Portfolio   0.68%       --       0.07%       --     0.75%       0.05%        0.70%
---------------------------------------------------------------------------------------------------
Morgan Stanley Mid Cap
 Growth Portfolio          0.65%       --       0.07%       --     0.72%       0.01%        0.71%
---------------------------------------------------------------------------------------------------
Oppenheimer Global
 Equity Portfolio          0.67%       --       0.09%       --     0.76%       0.02%        0.74%
---------------------------------------------------------------------------------------------------
PIMCO Inflation
 Protected Bond
 Portfolio                 0.47%       --       0.11%       --     0.58%          --        0.58%
---------------------------------------------------------------------------------------------------
PIMCO Total Return
 Portfolio                 0.48%       --       0.03%       --     0.51%          --        0.51%
---------------------------------------------------------------------------------------------------
SSgA Growth and
 Income ETF Portfolio      0.31%       --       0.01%    0.24%     0.56%          --        0.56%
---------------------------------------------------------------------------------------------------
SSgA Growth ETF
 Portfolio                 0.32%       --       0.03%    0.25%     0.60%          --        0.60%
---------------------------------------------------------------------------------------------------
T. Rowe Price Mid Cap
 Growth Portfolio          0.75%       --       0.03%       --     0.78%          --        0.78%
---------------------------------------------------------------------------------------------------
METROPOLITAN SERIES
 FUND -- CLASS A
---------------------------------------------------------------------------------------------------
Baillie Gifford
 International Stock
 Portfolio                 0.81%       --       0.10%       --     0.91%       0.10%        0.81%
---------------------------------------------------------------------------------------------------
Barclays Aggregate
 Bond Index Portfolio      0.25%       --       0.04%       --     0.29%       0.01%        0.28%
---------------------------------------------------------------------------------------------------
BlackRock Bond Income
 Portfolio                 0.32%       --       0.04%       --     0.36%       0.00%        0.36%
---------------------------------------------------------------------------------------------------
BlackRock Capital
 Appreciation Portfolio    0.70%       --       0.03%       --     0.73%       0.01%        0.72%
---------------------------------------------------------------------------------------------------
BlackRock Diversified
 Portfolio                 0.46%       --       0.07%       --     0.53%          --        0.53%
---------------------------------------------------------------------------------------------------
BlackRock Large Cap
 Value Portfolio           0.63%       --       0.03%       --     0.66%       0.03%        0.63%
---------------------------------------------------------------------------------------------------
BlackRock Money
 Market Portfolio          0.33%       --       0.02%       --     0.35%       0.01%        0.34%
---------------------------------------------------------------------------------------------------
Davis Venture Value
 Portfolio                 0.70%       --       0.03%       --     0.73%       0.05%        0.68%
---------------------------------------------------------------------------------------------------
Frontier Mid Cap
 Growth Portfolio          0.73%       --       0.05%       --     0.78%       0.02%        0.76%
---------------------------------------------------------------------------------------------------
Jennison Growth
 Portfolio                 0.61%       --       0.03%       --     0.64%       0.07%        0.57%
---------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap
 Core Portfolio            0.90%       --       0.07%    0.10%     1.07%       0.08%        0.99%
---------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap
 Growth Portfolio          0.90%       --       0.06%       --     0.96%       0.09%        0.87%
---------------------------------------------------------------------------------------------------
Met/Artisan Mid Cap
 Value Portfolio           0.81%       --       0.04%       --     0.85%          --        0.85%
---------------------------------------------------------------------------------------------------
MetLife Conservative
 Allocation Portfolio      0.09%       --       0.02%    0.54%     0.65%       0.01%        0.64%
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                 DISTRIBUTION
                                    AND/OR             ACQUIRED   TOTAL                  NET TOTAL
                         MANAGE-   SERVICE               FUND    ANNUAL     FEE WAIVER    ANNUAL
                          MENT     (12B-1)     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
                           FEE       FEES     EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
--------------------------------------------------------------------------------------------------
MetLife Conservative to
 Moderate Allocation
 Portfolio                0.07%       --       0.01%    0.58%     0.66%       0.00%        0.66%
--------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock
 Index Portfolio          0.25%       --       0.07%    0.02%     0.34%       0.00%        0.34%
--------------------------------------------------------------------------------------------------
MetLife Moderate
 Allocation Portfolio     0.06%       --          --    0.63%     0.69%       0.00%        0.69%
--------------------------------------------------------------------------------------------------
MetLife Moderate to
 Aggressive Allocation
 Portfolio                0.06%       --       0.01%    0.67%     0.74%       0.00%        0.74%
--------------------------------------------------------------------------------------------------
MetLife Stock Index
 Portfolio                0.25%       --       0.03%       --     0.28%       0.01%        0.27%
--------------------------------------------------------------------------------------------------
MFS(R) Total Return
 Portfolio                0.55%       --       0.05%       --     0.60%          --        0.60%
--------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio    0.70%       --       0.03%       --     0.73%       0.13%        0.60%
--------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index
 Portfolio                0.30%       --       0.11%    0.01%     0.42%       0.00%        0.42%
--------------------------------------------------------------------------------------------------
Neuberger Berman
 Genesis Portfolio        0.82%       --       0.04%       --     0.86%       0.01%        0.85%
--------------------------------------------------------------------------------------------------
Russell 2000(R) Index
 Portfolio                0.25%       --       0.08%    0.09%     0.42%       0.00%        0.42%
--------------------------------------------------------------------------------------------------
T. Rowe Price Large
 Cap Growth Portfolio     0.60%       --       0.04%       --     0.64%       0.01%        0.63%
--------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap
 Growth Portfolio         0.49%       --       0.06%       --     0.55%          --        0.55%
--------------------------------------------------------------------------------------------------
Western Asset
 Management Strategic
 Bond Opportunities
 Portfolio                0.60%       --       0.05%       --     0.65%       0.04%        0.61%
--------------------------------------------------------------------------------------------------
Western Asset
 Management U.S.
 Government Portfolio     0.47%       --       0.03%       --     0.50%       0.02%        0.48%
--------------------------------------------------------------------------------------------------





The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

We are waiving the following amount of the Mortality and Expense Risk Charge: an amount equal to the underlying portfolio expenses that are in excess of 0.62% for the investment division investing in the Oppenheimer Global Equity Portfolio (Class A).

THE FEE AND EXPENSE INFORMATION REGARDING THE PORTFOLIOS WAS PROVIDED BY THOSE PORTFOLIOS. THE AMERICAN FUNDS INSURANCE SERIES IS NOT AFFILIATED WITH METLIFE.


INSURANCE PROCEEDS PAYABLE IF THE INSURED DIES

The following is added to this section:

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on our books and records. ("Escheatment" is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Policy's death benefit from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designation--including complete names and complete address--if and as they change. You should contact our Designated Office in order to make a change to your beneficiary designation. (See "Sending Communications and Payments to Us.")


TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS


The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. We do not currently charge for transfers, but we do reserve the right to charge up to $25 per transfer, except for transfers under the Automated Investment Strategies. Currently, transfers are not taxable transactions.

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy owners to transfer cash value may dilute the value of a Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Policy owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Portfolios (i.e. American Funds Global Small Capitalization Fund, Baillie Gifford International Stock Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio) and we monitor transfer activity in those Portfolios (the "Monitored Portfolios"). In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips'' involving any Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from a Monitored Portfolio under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under an Automated Investment Strategy described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Portfolio and there are no arrangements in place to permit any Policy owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, the Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Policy owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Policy owners who violate the frequent transfer policies established by the Portfolio.

In addition, Policy owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Portfolio generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts.

The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Policy owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Policy owners engaged in frequent trading, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Portfolios except where the manager of a particular underlying Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


OTHER INFORMATION

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. The summary does not address state, local or foreign tax issues related to your Policy. Because individual circumstances vary, you should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax advisor.

INSURANCE PROCEEDS

.. Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").

  In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

  Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

.. Whether or not any federal estate tax is due is based on a number of factors, including the estate size.

.. The insurance proceeds payable upon death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

You are generally not taxed on your cash value until you withdraw it, surrender your Policy or receive a distribution such as on the Final Date. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

SPLIT-DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangement may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

.. If your Policy terminates (upon surrender, cancellation lapse, the Final Date or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, cancelled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

.. The tax consequences of loans outstanding after the 15th Policy year are uncertain.

MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance policies where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy exceeds tax law limits referred to as the "7-pay test." Material changes in the Policy, include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a MEC.

If your Policy is considered a modified endowment contract:

.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.

.. Amounts withdrawn or distributed before the insured's death, including
  (without limitation) loans, assignments and pledges, are (to the extent of any gains on your policy) treated as income first and subject to income tax. All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. You will generally owe an additional 10% tax penalty on the taxable portion of the amounts you received before age 59 1/2, except generally if you are disabled or the distribution is part of a series of substantially equal periodic payments.

.. If a Policy becomes a modified endowment contract, distributions that occur during the Policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the owner of a Policy should not be treated as an owner of the assets in our Separate Account. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.


In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding taxation with respect to a life insurance Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax laws, rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

   . Possible taxation of cash value transfers.

   . Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

   . Possible limits on the number of investment funds available or the frequency of transfers among them.

   . Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the

Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL (the "Separate Account") included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the financial statements and financial highlights and includes an explanatory paragraph referring to changes in the Separate Account's method of accounting for certain mortality and expense risk charges assessed through a redemption of units). Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

FINANCIAL STATEMENTS

The financial statements comprising each of the Investment Divisions of the Separate Account are attached to this Supplement. You can find the financial statements of MetLife in the Statement of Additional Information. You may view the Statement of Additional Information by logging on to our website at www.metlife.com or you may obtain a copy of the Statement of Additional Information, without charge, by calling 800-MET-5000. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A. as of December 31, 2012, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 9 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2012, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 5 to the financial statements, the Investment Divisions constituting the Separate Account of the Company elected to change their accounting method for certain mortality and expense risk charges which are assessed through the redemption of units, and have applied this change retrospectively to all periods presented.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 28, 2013

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2012


                                            ALLIANCEBERNSTEIN
                                                 GLOBAL          ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN        AMERICAN
                                             THEMATIC GROWTH     INTERMEDIATE BOND   INTERNATIONAL VALUE   CENTURY VP VISTA
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $           61,855   $          103,300   $              156   $            4,105
   Due from Metropolitan Life
     Insurance Company..................                    1                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               61,856              103,300                  156                4,105
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   --                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $           61,856   $          103,300   $              156   $            4,105
                                           ===================  ===================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                  AMERICAN FUNDS
                                             AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS       AMERICAN FUNDS
                                                  BOND            CAPITALIZATION           GROWTH            GROWTH-INCOME
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        5,420,310   $       59,237,807   $      130,921,222   $       79,614,718
   Due from Metropolitan Life
     Insurance Company...................                  --                   --                   --                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets......................           5,420,310           59,237,807          130,921,222           79,614,718
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                  --                    1                   --                    1
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                  --                    1                   --                    1
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $        5,420,310   $       59,237,806   $      130,921,222   $       79,614,717
                                           ===================  ===================  ===================  ===================

                                                                                     AMERICAN FUNDS U.S.
                                             AMERICAN FUNDS       AMERICAN FUNDS       GOVERNMENT/AAA-        DREYFUS VIF
                                            HIGH-INCOME BOND       INTERNATIONAL      RATED SECURITIES    INTERNATIONAL VALUE
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $           57,231   $          552,054   $           45,192   $           205,134
   Due from Metropolitan Life
     Insurance Company...................                  --                   --                   --                    --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets......................              57,231              552,054               45,192               205,134
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                  --                    1                   --                     1
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                  --                    1                   --                     1
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $           57,231   $          552,053   $           45,192   $           205,133
                                           ===================  ===================  ===================  ===================


                                            FIDELITY VIP ASSET      FIDELITY VIP
                                              MANAGER: GROWTH        CONTRAFUND
                                            INVESTMENT DIVISION  INVESTMENT DIVISION
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............  $         1,966,232   $        2,343,024
   Due from Metropolitan Life
     Insurance Company...................                   --                   --
                                           --------------------  -------------------
       Total Assets......................            1,966,232            2,343,024
                                           --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   --                    2
                                           --------------------  -------------------
       Total Liabilities.................                   --                    2
                                           --------------------  -------------------

NET ASSETS...............................  $         1,966,232   $        2,343,022
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              FIDELITY VIP        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                              EQUITY-INCOME       FREEDOM 2010         FREEDOM 2020         FREEDOM 2030
                                           INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           62,291   $           39,638   $          764,725   $           42,834
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Assets.....................              62,291               39,638              764,725               42,834
                                          -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                   --                    1                   --
                                          -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                  --                   --                    1                   --
                                          -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $           62,291   $           39,638   $          764,724   $           42,834
                                          ==================== ===================  ===================  ===================

                                                                                       FIDELITY VIP
                                             FIDELITY VIP         FIDELITY VIP          INVESTMENT
                                             FREEDOM 2050          HIGH INCOME          GRADE BOND      FIDELITY VIP  MID CAP
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  ------------------- ---------------------
ASSETS:
   Investments at fair value............  $           17,855   $          165,146   $        2,285,792   $          748,919
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------  -------------------  ------------------- ---------------------
       Total Assets.....................              17,855              165,146            2,285,792              748,919
                                          -------------------  -------------------  ------------------- ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  56                   --                   --                   --
                                          -------------------  -------------------  ------------------- ---------------------
       Total Liabilities................                  56                   --                   --                   --
                                          -------------------  -------------------  ------------------- ---------------------

NET ASSETS..............................  $           17,799   $          165,146   $        2,285,792   $          748,919
                                          ===================  ===================  =================== =====================

                                                 FTVIPT
                                              MUTUAL GLOBAL     FTVIPT TEMPLETON
                                          DISCOVERY SECURITIES FOREIGN SECURITIES
                                           INVESTMENT DIVISION INVESTMENT DIVISION
                                          -------------------- -------------------
ASSETS:
   Investments at fair value............   $          803,177  $        3,962,470
   Due from Metropolitan Life
     Insurance Company..................                   --                  --
                                          -------------------- -------------------
       Total Assets.....................              803,177           3,962,470
                                          -------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    1                  --
                                          -------------------- -------------------
       Total Liabilities................                    1                  --
                                          -------------------- -------------------

NET ASSETS..............................   $          803,176  $        3,962,470
                                          ==================== ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                FTVIPT                                GOLDMAN SACHS
                                           TEMPLETON GLOBAL      GOLDMAN SACHS         STRUCTURED          INVESCO V.I.
                                            BOND SECURITIES      MID-CAP VALUE      SMALL CAP EQUITY    GLOBAL REAL ESTATE
                                          INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          442,101  $          258,154   $           26,317   $       2,614,724
   Due from Metropolitan Life
     Insurance Company..................                  --                  --                   --                  12
                                          ------------------- -------------------  -------------------  -------------------
       Total Assets.....................             442,101             258,154               26,317           2,614,736
                                          ------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                  --                   --                  --
                                          ------------------- -------------------  -------------------  -------------------
       Total Liabilities................                  --                  --                   --                  --
                                          ------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $          442,101  $          258,154   $           26,317   $       2,614,736
                                          =================== ===================  ===================  ===================

                                             INVESCO V.I.                             INVESCO V.I.
                                              GOVERNMENT          INVESCO V.I.         VAN KAMPEN           JANUS ASPEN
                                              SECURITIES      INTERNATIONAL GROWTH      COMSTOCK             BALANCED
                                          INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ------------------- -------------------- -------------------  -------------------
ASSETS:
   Investments at fair value............  $              311    $       6,506,156  $          237,306   $        1,100,550
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                  --                   --
                                          ------------------- -------------------- -------------------  -------------------
       Total Assets.....................                 311            6,506,156             237,306            1,100,550
                                          ------------------- -------------------- -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                    4                  --                    1
                                          ------------------- -------------------- -------------------  -------------------
       Total Liabilities................                  --                    4                  --                    1
                                          ------------------- -------------------- -------------------  -------------------

NET ASSETS..............................  $              311    $       6,506,152  $          237,306   $        1,100,549
                                          =================== ==================== ===================  ===================



                                           JANUS ASPEN FORTY    JANUS ASPEN JANUS
                                          INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $          887,851   $          971,678
   Due from Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Assets.....................             887,851              971,678
                                          -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   4                    1
                                          -------------------  -------------------
       Total Liabilities................                   4                    1
                                          -------------------  -------------------

NET ASSETS..............................  $          887,847   $          971,677
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012




                                                                    MFS VIT              MFS VIT              MFS VIT
                                         JANUS ASPEN OVERSEAS    GLOBAL EQUITY         HIGH INCOME         NEW DISCOVERY
                                          INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                         -------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          441,943  $          135,428   $          161,268   $         171,983
   Due from Metropolitan Life
     Insurance Company..................                  --                  --                   --                  --
                                         -------------------- -------------------  -------------------  -------------------
       Total Assets.....................             441,943             135,428              161,268             171,983
                                         -------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   1                  --                    1                  --
                                         -------------------- -------------------  -------------------  -------------------
       Total Liabilities................                   1                  --                    1                  --
                                         -------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $          441,942  $          135,428   $          161,267   $         171,983
                                         ==================== ===================  ===================  ===================

                                                                    MIST
                                                              ALLIANCEBERNSTEIN          MIST                 MIST
                                               MFS VIT         GLOBAL DYNAMIC       AMERICAN FUNDS       AMERICAN FUNDS
                                                VALUE            ALLOCATION       BALANCED ALLOCATION   GROWTH ALLOCATION
                                         INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                         ------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............ $           17,162  $            7,098   $          631,423   $         926,978
   Due from Metropolitan Life
     Insurance Company..................                 --                  --                   --                  --
                                         ------------------- -------------------  -------------------  -------------------
       Total Assets.....................             17,162               7,098              631,423             926,978
                                         ------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                 --                  --                   --                  --
                                         ------------------- -------------------  -------------------  -------------------
       Total Liabilities................                 --                  --                   --                  --
                                         ------------------- -------------------  -------------------  -------------------

NET ASSETS.............................. $           17,162  $            7,098   $          631,423   $         926,978
                                         =================== ===================  ===================  ===================


                                                MIST                 MIST
                                           AMERICAN FUNDS         AQR GLOBAL
                                         MODERATE ALLOCATION     RISK BALANCED
                                         INVESTMENT DIVISION  INVESTMENT DIVISION
                                         -------------------  -------------------
ASSETS:
   Investments at fair value............ $          587,686   $           24,784
   Due from Metropolitan Life
     Insurance Company..................                 --                   --
                                         -------------------  -------------------
       Total Assets.....................            587,686               24,784
                                         -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                 --                   --
                                         -------------------  -------------------
       Total Liabilities................                 --                   --
                                         -------------------  -------------------

NET ASSETS.............................. $          587,686   $           24,784
                                         ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                             MIST BLACKROCK
                                             GLOBAL TACTICAL      MIST BLACKROCK        MIST CLARION          MIST DREMAN
                                               STRATEGIES         LARGE CAP CORE     GLOBAL REAL ESTATE     SMALL CAP VALUE
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------- -------------------- -------------------- --------------------
ASSETS:
   Investments at fair value............  $            39,078  $       307,558,831  $        26,083,320  $            38,553
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   --                   --
                                          -------------------- -------------------- -------------------- --------------------
       Total Assets.....................               39,078          307,558,831           26,083,320               38,553
                                          -------------------- -------------------- -------------------- --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                    6                    2                   --
                                          -------------------- -------------------- -------------------- --------------------
       Total Liabilities................                   --                    6                    2                   --
                                          -------------------- -------------------- -------------------- --------------------

NET ASSETS..............................  $            39,078  $       307,558,825  $        26,083,318  $            38,553
                                          ==================== ==================== ==================== ====================

                                                 MIST             MIST INVESCO
                                            HARRIS OAKMARK        BALANCED-RISK        MIST INVESCO
                                             INTERNATIONAL         ALLOCATION        SMALL CAP GROWTH     MIST JANUS FORTY
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       33,602,696   $            7,513   $        4,616,669   $       15,566,776
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          33,602,696                7,513            4,616,669           15,566,776
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   1                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   1                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       33,602,695   $            7,513   $        4,616,668   $       15,566,776
                                          ===================  ===================  ===================  ===================

                                             MIST JPMORGAN          MIST LEGG
                                             GLOBAL ACTIVE      MASON CLEARBRIDGE
                                              ALLOCATION        AGGRESSIVE GROWTH
                                          INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           18,883   $       14,226,385
   Due from Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Assets.....................              18,883           14,226,385
                                          -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Liabilities................                  --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           18,883   $       14,226,385
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                           MIST LORD ABBETT     MIST LORD ABBETT     MIST MET/FRANKLIN   MIST MET/FRANKLIN
                                            BOND DEBENTURE        MID CAP VALUE           INCOME           MUTUAL SHARES
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                          -------------------  -------------------  ------------------- -------------------
ASSETS:
   Investments at fair value............  $       28,515,095   $       74,894,972   $          340,094  $          118,548
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                  --
                                          -------------------  -------------------  ------------------- -------------------
       Total Assets.....................          28,515,095           74,894,972              340,094             118,548
                                          -------------------  -------------------  ------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                2,052                   --                  --
                                          -------------------  -------------------  ------------------- -------------------
       Total Liabilities................                  --                2,052                   --                  --
                                          -------------------  -------------------  ------------------- -------------------

NET ASSETS..............................  $       28,515,095   $       74,892,920   $          340,094  $          118,548
                                          ===================  ===================  =================== ===================

                                           MIST MET/FRANKLIN
                                          TEMPLETON FOUNDING  MIST MET/TEMPLETON   MIST MET/TEMPLETON      MIST METLIFE
                                               STRATEGY             GROWTH         INTERNATIONAL BOND   AGGRESSIVE STRATEGY
                                          INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          ------------------- -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          320,390   $          67,807   $            2,605   $       15,142,597
   Due from Metropolitan Life
     Insurance Company..................                  --                  --                   --                   --
                                          ------------------- -------------------  -------------------  -------------------
       Total Assets.....................             320,390              67,807                2,605           15,142,597
                                          ------------------- -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                  --                   --                    1
                                          ------------------- -------------------  -------------------  -------------------
       Total Liabilities................                  --                  --                   --                    1
                                          ------------------- -------------------  -------------------  -------------------

NET ASSETS..............................  $          320,390   $          67,807   $            2,605   $       15,142,596
                                          =================== ===================  ===================  ===================


                                             MIST METLIFE       MIST MFS EMERGING
                                             BALANCED PLUS       MARKETS EQUITY
                                          INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           45,933   $           88,957
   Due from Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Assets.....................              45,933               88,957
                                          -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                  --                   --
                                          -------------------  -------------------
       Total Liabilities................                  --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $           45,933   $           88,957
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                             MIST                 MIST
                                            MIST MFS RESEARCH                           MORGAN STANLEY       PIMCO INFLATION
                                              INTERNATIONAL      MIST MLA MID CAP       MID CAP GROWTH       PROTECTED BOND
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value.............  $       15,720,816   $         5,197,740  $       186,491,113   $       13,671,560
   Due from Metropolitan Life
     Insurance Company...................                  --                    --                   --                   --
                                           -------------------  -------------------  --------------------  -------------------
       Total Assets......................          15,720,816             5,197,740          186,491,113           13,671,560
                                           -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   3                     1                    2                   --
                                           -------------------  -------------------  --------------------  -------------------
       Total Liabilities.................                   3                     1                    2                   --
                                           -------------------  -------------------  --------------------  -------------------

NET ASSETS...............................  $       15,720,813   $         5,197,739  $       186,491,111   $       13,671,560
                                           ===================  ===================  ====================  ===================


                                                MIST PIMCO                                 MIST RCM          MIST SCHRODERS
                                               TOTAL RETURN       MIST PIONEER FUND       TECHNOLOGY       GLOBAL MULTI-ASSET
                                            INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        50,485,894   $          194,666   $       13,932,280   $             5,752
   Due from Metropolitan Life
     Insurance Company...................                   --                   --                   --                    --
                                           --------------------  -------------------  -------------------  -------------------
       Total Assets......................           50,485,894              194,666           13,932,280                 5,752
                                           --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                    1                    2                   --                    --
                                           --------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                    1                    2                   --                    --
                                           --------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $        50,485,893   $          194,664   $       13,932,280   $             5,752
                                           ====================  ===================  ===================  ===================


                                             MIST SSGA GROWTH         MIST SSGA
                                              AND INCOME ETF         GROWTH ETF
                                            INVESTMENT DIVISION  INVESTMENT DIVISION
                                           --------------------  -------------------
ASSETS:
   Investments at fair value.............  $         6,167,640   $        4,244,488
   Due from Metropolitan Life
     Insurance Company...................                   --                   --
                                           --------------------  -------------------
       Total Assets......................            6,167,640            4,244,488
                                           --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   --                   --
                                           --------------------  -------------------
       Total Liabilities.................                   --                   --
                                           --------------------  -------------------

NET ASSETS...............................  $         6,167,640   $        4,244,488
                                           ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                           MIST T. ROWE PRICE   MIST T. ROWE PRICE    MIST THIRD AVENUE   MSF BAILLIE GIFFORD
                                             LARGE CAP VALUE      MID CAP GROWTH       SMALL CAP VALUE    INTERNATIONAL STOCK
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $        1,320,516   $       21,145,655   $          881,725   $       40,399,667
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   12                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            1,320,516           21,145,655              881,737           40,399,667
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    1                   --                   --                    2
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    1                   --                   --                    2
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $        1,320,515   $       21,145,655   $          881,737   $       40,399,665
                                           ===================  ===================  ===================  ===================


                                           MSF BARCLAYS CAPITAL    MSF BLACKROCK         MSF BLACKROCK        MSF BLACKROCK
                                           AGGREGATE BOND INDEX  AGGRESSIVE GROWTH        BOND INCOME          DIVERSIFIED
                                            INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------- -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............    $       116,415,572 $       190,699,487  $        85,513,328   $      266,981,790
   Due from Metropolitan Life
     Insurance Company..................                     --                  --                   --                   --
                                           -------------------- -------------------  --------------------  -------------------
       Total Assets.....................            116,415,572         190,699,487           85,513,328          266,981,790
                                           -------------------- -------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                     15                  11                    3                    7
                                           -------------------- -------------------  --------------------  -------------------
       Total Liabilities................                     15                  11                    3                    7
                                           -------------------- -------------------  --------------------  -------------------

NET ASSETS..............................    $       116,415,557 $       190,699,476  $        85,513,325   $      266,981,783
                                           ==================== ===================  ====================  ===================

                                                                   MSF BLACKROCK
                                              MSF BLACKROCK      LEGACY LARGE CAP
                                             LARGE CAP VALUE          GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $       14,290,950   $       14,012,103
   Due from Metropolitan Life
     Insurance Company..................                   --                   --
                                           -------------------  -------------------
       Total Assets.....................           14,290,950           14,012,103
                                           -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                    4
                                           -------------------  -------------------
       Total Liabilities................                   --                    4
                                           -------------------  -------------------

NET ASSETS..............................   $       14,290,950   $       14,012,099
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012



                                              MSF BLACKROCK          MSF DAVIS             MSF FI            MSF JENNISON
                                              MONEY MARKET         VENTURE VALUE        VALUE LEADERS           GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       23,274,455   $       58,219,353   $        6,748,157   $        17,774,610
   Due from Metropolitan Life
     Insurance Company...................                  --                   --                   --                     1
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets......................          23,274,455           58,219,353            6,748,157            17,774,611
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   1                    1                   --                    --
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities.................                   1                    1                   --                    --
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS...............................  $       23,274,454   $       58,219,352   $        6,748,157   $        17,774,611
                                           ===================  ===================  ===================  ===================

                                                                                                               MSF METLIFE
                                            MSF LOOMIS SAYLES    MSF LOOMIS SAYLES      MSF MET/ARTISAN       CONSERVATIVE
                                             SMALL CAP CORE      SMALL CAP GROWTH        MID CAP VALUE         ALLOCATION
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------   -------------------  -------------------
ASSETS:
   Investments at fair value.............  $       18,836,597   $         8,095,037   $       50,145,783   $        5,385,935
   Due from Metropolitan Life
     Insurance Company...................                  --                    --                   --                   --
                                           -------------------  -------------------   -------------------  -------------------
       Total Assets......................          18,836,597             8,095,037           50,145,783            5,385,935
                                           -------------------  -------------------   -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                  --                    --                   --                   --
                                           -------------------  -------------------   -------------------  -------------------
       Total Liabilities.................                  --                    --                   --                   --
                                           -------------------  -------------------   -------------------  -------------------

NET ASSETS...............................  $       18,836,597   $         8,095,037   $       50,145,783   $        5,385,935
                                           ===================  ===================   ===================  ===================

                                               MSF METLIFE
                                             CONSERVATIVE TO        MSF METLIFE
                                           MODERATE ALLOCATION  MID CAP STOCK INDEX
                                           INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------
ASSETS:
   Investments at fair value.............  $        8,676,631   $       69,807,817
   Due from Metropolitan Life
     Insurance Company...................                  --                   --
                                           -------------------  -------------------
       Total Assets......................           8,676,631           69,807,817
                                           -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company...................                   1                   --
                                           -------------------  -------------------
       Total Liabilities.................                   1                   --
                                           -------------------  -------------------

NET ASSETS...............................  $        8,676,630   $       69,807,817
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                    MSF METLIFE
                                               MSF METLIFE          MODERATE TO          MSF METLIFE            MSF MFS
                                           MODERATE ALLOCATION AGGRESSIVE ALLOCATION     STOCK INDEX         TOTAL RETURN
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           ------------------- --------------------- -------------------  -------------------
ASSETS:
   Investments at fair value............   $       45,401,739   $       77,039,719   $      739,806,268   $        8,143,438
   Due from Metropolitan Life
     Insurance Company..................                   --                   --                   --                   --
                                           ------------------- --------------------- -------------------  -------------------
       Total Assets.....................           45,401,739           77,039,719          739,806,268            8,143,438
                                           ------------------- --------------------- -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    1                   --                   37                    2
                                           ------------------- --------------------- -------------------  -------------------
       Total Liabilities................                    1                   --                   37                    2
                                           ------------------- --------------------- -------------------  -------------------

NET ASSETS..............................   $       45,401,738   $       77,039,719   $      739,806,231   $        8,143,436
                                           =================== ===================== ===================  ===================


                                                                     MSF MSCI           MSF NEUBERGER       MSF OPPENHEIMER
                                              MSF MFS VALUE         EAFE INDEX         BERMAN GENESIS        GLOBAL EQUITY
                                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       57,891,428   $       68,221,823   $       82,409,607   $       41,848,254
   Due from Metropolitan Life
     Insurance Company..................                   --                   62                   --                   85
                                           -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           57,891,428           68,221,885           82,409,607           41,848,339
                                           -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                    3                   --                    1                   --
                                           -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    3                   --                    1                   --
                                           -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       57,891,425   $       68,221,885   $       82,409,606   $       41,848,339
                                           ===================  ===================  ===================  ===================


                                            MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  INDEX          LARGE CAP GROWTH
                                           INVESTMENT DIVISION  INVESTMENT DIVISION
                                           -------------------  -------------------
ASSETS:
   Investments at fair value............   $       55,930,593   $       49,402,477
   Due from Metropolitan Life
     Insurance Company..................                    7                   --
                                           -------------------  -------------------
       Total Assets.....................           55,930,600           49,402,477
                                           -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   --                   12
                                           -------------------  -------------------
       Total Liabilities................                   --                   12
                                           -------------------  -------------------

NET ASSETS..............................   $       55,930,600   $       49,402,465
                                           ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2012


                                                                                      MSF WESTERN
                                                                  MSF VAN ECK      ASSET MANAGEMENT        MSF WESTERN
                                          MSF T. ROWE PRICE     GLOBAL NATURAL      STRATEGIC BOND      ASSET MANAGEMENT
                                          SMALL CAP GROWTH         RESOURCES         OPPORTUNITIES       U.S. GOVERNMENT
                                         INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                         -------------------  ------------------- -------------------  -------------------
ASSETS:
   Investments at fair value...........  $       93,411,022   $           53,423  $       25,456,036   $       16,622,548
   Due from Metropolitan Life
     Insurance Company.................                  --                   --                  --                   --
                                         -------------------  ------------------- -------------------  -------------------
       Total Assets....................          93,411,022               53,423          25,456,036           16,622,548
                                         -------------------  ------------------- -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                  14                   --                   1                   --
                                         -------------------  ------------------- -------------------  -------------------
       Total Liabilities...............                  14                   --                   1                   --
                                         -------------------  ------------------- -------------------  -------------------

NET ASSETS.............................  $       93,411,008   $           53,423  $       25,456,035   $       16,622,548
                                         ===================  =================== ===================  ===================


                                                                  PIMCO VIT
                                              PIMCO VIT        LONG-TERM U.S.          PIMCO VIT          PIONEER VCT
                                              ALL ASSET          GOVERNMENT          LOW DURATION      EMERGING MARKETS
                                         INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                         ------------------- -------------------  ------------------- -------------------
ASSETS:
   Investments at fair value...........  $          131,919   $          30,103   $          986,718   $         673,074
   Due from Metropolitan Life
     Insurance Company.................                  --                   5                   --                   5
                                         ------------------- -------------------  ------------------- -------------------
       Total Assets....................             131,919              30,108              986,718             673,079
                                         ------------------- -------------------  ------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                  --                  --                1,204                  --
                                         ------------------- -------------------  ------------------- -------------------
       Total Liabilities...............                  --                  --                1,204                  --
                                         ------------------- -------------------  ------------------- -------------------

NET ASSETS.............................  $          131,919   $          30,108   $          985,514   $         673,079
                                         =================== ===================  =================== ===================



                                             PIONEER VCT
                                            MID CAP VALUE      ROYCE MICRO-CAP
                                         INVESTMENT DIVISION INVESTMENT DIVISION
                                         ------------------- -------------------
ASSETS:
   Investments at fair value...........  $          153,545   $         372,006
   Due from Metropolitan Life
     Insurance Company.................                  --                  --
                                         ------------------- -------------------
       Total Assets....................             153,545             372,006
                                         ------------------- -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                  --                  --
                                         ------------------- -------------------
       Total Liabilities...............                  --                  --
                                         ------------------- -------------------

NET ASSETS.............................  $          153,545   $         372,006
                                         =================== ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2012


                                                                  UIF EMERGING         UIF EMERGING        WELLS FARGO VT
                                            ROYCE SMALL-CAP       MARKETS DEBT        MARKETS EQUITY      TOTAL RETURN BOND
                                          INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          541,873   $        1,182,599   $        1,033,944   $          489,407
   Due from Metropolitan Life
     Insurance Company..................                  --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................             541,873            1,182,599            1,033,944              489,407
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company..................                   1                    1                   --                  347
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   1                    1                   --                  347
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          541,872   $        1,182,598   $        1,033,944   $          489,060
                                          ===================  ===================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                            ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $            18,192    $            1,486
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                     --                    --
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................                   --                 18,192                 1,486
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........          (1,307,724)               (40,514)                 8,379
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................          (1,307,724)               (40,514)                 8,379
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            1,419,031            (1,444,286)                 1,480
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              111,307            (1,484,800)                 9,859
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $          111,307    $       (1,466,608)    $           11,345
                                                                 ==================    ===================    ==================


                                                                               ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $            2,404    $             2,097    $            2,177
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                     --                    --
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................                2,404                  2,097                 2,177
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                1,744                    170                    --
      Realized gains (losses) on sale of investments..........                   43                     14                 2,172
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................                1,787                    184                 2,172
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......                (188)                    563               (1,393)
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                1,599                    747                   779
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $            4,003    $             2,844    $            2,956
                                                                 ==================    ===================    ==================


                                                                              ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                         2012                  2011                2010 (a)
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $                 2    $                7    $                31
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                    --                   167                     --
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................                     2                 (160)                     31
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........                   (1)                   175                      1
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................                   (1)                   175                      1
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......                    17                 (129)                     88
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                    16                    46                     89
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $                18    $            (114)    $               120
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                   AMERICAN CENTURY VP VISTA
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --    $               --    $               --
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                    --                    --
      Realized gains (losses) on sale of investments.........                   328                 5,995                12,351
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                   328                 5,995                12,351
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                   873               (8,184)               (1,947)
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                 1,201               (2,189)                10,404
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $             1,201    $          (2,189)    $           10,404
                                                                ===================    ==================    ==================


                                                                                     AMERICAN FUNDS BOND
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $          133,110    $          140,691    $           126,810
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                9,169                 8,171                  7,622
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................              123,941               132,520                119,188
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                     --
      Realized gains (losses) on sale of investments.........               27,506                10,695                (8,911)
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................               27,506                10,695                (8,911)
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....              108,693               121,054                122,161
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              136,199               131,749                113,250
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          260,140    $          264,269    $           232,438
                                                                ==================    ==================    ===================


                                                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $          761,809    $          817,781    $        1,031,490
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               80,276                90,481                91,513
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................              681,533               727,300               939,977
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........            (342,892)              (68,423)             (386,466)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................            (342,892)              (68,423)             (386,466)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....            9,028,936          (13,188,181)            11,810,164
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            8,686,044          (13,256,604)            11,423,698
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        9,367,577    $     (12,529,304)    $       12,363,675
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                         AMERICAN FUNDS GROWTH
                                                                                          INVESTMENT DIVISION
                                                                         -----------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ---------------    ---------------
INVESTMENT INCOME:
      Dividends.......................................................   $      1,013,020   $       771,098    $       832,401
                                                                         ----------------   ---------------    ---------------
EXPENSES:
      Mortality and expense risk charges..............................            133,202           141,089            132,325
                                                                         ----------------   ---------------    ---------------
          Net investment income (loss)................................            879,818           630,009            700,076
                                                                         ----------------   ---------------    ---------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                 --                --                 --
      Realized gains (losses) on sale of investments..................          1,170,827           658,869          (328,082)
                                                                         ----------------   ---------------    ---------------
          Net realized gains (losses).................................          1,170,827           658,869          (328,082)
                                                                         ----------------   ---------------    ---------------
      Change in unrealized gains (losses) on investments..............         18,556,699       (6,628,058)         19,817,938
                                                                         ----------------   ---------------    ---------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................         19,727,526       (5,969,189)         19,489,856
                                                                         ----------------   ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $     20,607,344   $   (5,339,180)    $    20,189,932
                                                                         ================   ===============    ===============



                                                                                     AMERICAN FUNDS GROWTH-INCOME
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends.......................................................   $      1,253,842    $     1,148,376    $     1,018,183
                                                                         ----------------    ---------------    ---------------
EXPENSES:
      Mortality and expense risk charges..............................             78,704             77,416             75,054
                                                                         ----------------    ---------------    ---------------
          Net investment income (loss)................................          1,175,138          1,070,960            943,129
                                                                         ----------------    ---------------    ---------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                 --                 --                 --
      Realized gains (losses) on sale of investments..................            300,932           (58,726)          (336,443)
                                                                         ----------------    ---------------    ---------------
          Net realized gains (losses).................................            300,932           (58,726)          (336,443)
                                                                         ----------------    ---------------    ---------------
      Change in unrealized gains (losses) on investments..............         10,629,027        (2,428,568)          6,948,053
                                                                         ----------------    ---------------    ---------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................         10,929,959        (2,487,294)          6,611,610
                                                                         ----------------    ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $     12,105,097    $   (1,416,334)    $     7,554,739
                                                                         ================    ===============    ===============


                                                                           AMERICAN FUNDS
                                                                          HIGH-INCOME BOND
                                                                         INVESTMENT DIVISION
                                                                         -------------------
                                                                              2012 (b)
                                                                         -------------------
INVESTMENT INCOME:
      Dividends.......................................................     $         3,203
                                                                         -------------------
EXPENSES:
      Mortality and expense risk charges..............................                  --
                                                                         -------------------
          Net investment income (loss)................................               3,203
                                                                         -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                  --
      Realized gains (losses) on sale of investments..................                   6
                                                                         -------------------
          Net realized gains (losses).................................                   6
                                                                         -------------------
      Change in unrealized gains (losses) on investments..............               (677)
                                                                         -------------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................               (671)
                                                                         -------------------
      Net increase (decrease) in net assets resulting
        from operations...............................................     $         2,532
                                                                         ===================



                                                                                     AMERICAN FUNDS INTERNATIONAL
                                                                                          INVESTMENT DIVISION
                                                                         -------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $          7,535    $        10,736    $         13,328
                                                                         ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges..............................                 --                 --                  --
                                                                         ----------------   ----------------    ----------------
          Net investment income (loss)................................              7,535             10,736              13,328
                                                                         ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                 --                 --                  --
      Realized gains (losses) on sale of investments..................            (1,402)              (605)               (608)
                                                                         ----------------   ----------------    ----------------
          Net realized gains (losses).................................            (1,402)              (605)               (608)
                                                                         ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments..............             82,398          (108,507)              46,566
                                                                         ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             80,996          (109,112)              45,958
                                                                         ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         88,531    $      (98,376)    $         59,286
                                                                         ================   ================    ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                    AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $              440    $              773    $              683
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                  440                   773                   683
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                1,252                 1,111                   193
      Realized gains (losses) on sale of investments........                  258                   509                   450
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                1,510                 1,620                   643
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              (1,126)                   885                 1,804
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                  384                 2,505                 2,447
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $              824    $            3,278    $            3,130
                                                               ==================    ==================    ==================


                                                                             DREYFUS VIF INTERNATIONAL VALUE
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                               ------------------   ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            4,882   $            4,085    $            3,367
                                                               ------------------   ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                   --                    --
                                                               ------------------   ------------------    ------------------
          Net investment income (loss)......................                4,882                4,085                 3,367
                                                               ------------------   ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                   --                    --
      Realized gains (losses) on sale of investments........              (1,011)                (960)              (14,086)
                                                               ------------------   ------------------    ------------------
          Net realized gains (losses).......................              (1,011)                (960)              (14,086)
                                                               ------------------   ------------------    ------------------
      Change in unrealized gains (losses) on investments....               18,857             (45,726)                19,382
                                                               ------------------   ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               17,846             (46,686)                 5,296
                                                               ------------------   ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           22,728   $         (42,601)    $            8,663
                                                               ==================   ==================    ==================


                                                                            FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           24,972    $           23,605    $           19,264
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               24,972                23,605                19,264
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                7,043                 3,056                 5,857
      Realized gains (losses) on sale of investments........               28,654                71,204                31,417
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               35,697                74,260                37,274
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              172,026             (205,700)               201,872
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              207,723             (131,440)               239,146
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          232,695    $        (107,835)    $          258,410
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                    FIDELITY VIP CONTRAFUND
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            28,837    $           20,916    $           27,427
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                28,837                20,916                27,427
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                    --                 1,114
      Realized gains (losses) on sale of investments.........                38,806                12,745             (218,742)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                38,806                12,745             (217,628)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               288,092              (98,141)               648,547
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               326,898              (85,396)               430,919
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           355,735    $         (64,480)    $          458,346
                                                                ===================    ==================    ==================


                                                                                 FIDELITY VIP EQUITY-INCOME
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            1,836    $               637    $            3,327
                                                                ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                     --                    --
                                                                ------------------    -------------------    ------------------
          Net investment income (loss).......................                1,836                    637                 3,327
                                                                ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                2,863                     --                    --
      Realized gains (losses) on sale of investments.........                  376                  2,625               (5,418)
                                                                ------------------    -------------------    ------------------
          Net realized gains (losses)........................                3,239                  2,625               (5,418)
                                                                ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.....              (1,146)                (8,921)                31,745
                                                                ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                2,093                (6,296)                26,327
                                                                ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            3,929    $           (5,659)    $           29,654
                                                                ==================    ===================    ==================


                                                                                  FIDELITY VIP FREEDOM 2010
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $              733    $              726    $               654
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                  169                   150                    109
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................                  564                   576                    545
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  535                   176                    470
      Realized gains (losses) on sale of investments.........                   98                 1,305                     67
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................                  633                 1,481                    537
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....                2,707               (2,344)                  2,036
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                3,340                 (863)                  2,573
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            3,904    $            (287)    $             3,118
                                                                ==================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                     FIDELITY VIP FREEDOM 2020
                                                                                        INVESTMENT DIVISION
                                                                  ----------------------------------------------------------------
                                                                          2012                  2011                   2010
                                                                  -------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends................................................   $            15,185    $            15,422    $           15,231
                                                                  -------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.......................                   280                    374                   350
                                                                  -------------------    -------------------    ------------------
          Net investment income (loss).........................                14,905                 15,048                14,881
                                                                  -------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                 8,838                  2,671                 5,440
      Realized gains (losses) on sale of investments...........                 5,799                 10,134                 2,838
                                                                  -------------------    -------------------    ------------------
          Net realized gains (losses)..........................                14,637                 12,805                 8,278
                                                                  -------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.......                62,352               (33,543)                70,032
                                                                  -------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                76,989               (20,738)                78,310
                                                                  -------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $            91,894    $           (5,690)    $           93,191
                                                                  ===================    ===================    ==================


                                                                                     FIDELITY VIP FREEDOM 2030
                                                                                        INVESTMENT DIVISION
                                                                  -----------------------------------------------------------------
                                                                         2012                   2011                   2010
                                                                  -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $               881    $             1,232    $             2,018
                                                                  -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                   216                    214                    133
                                                                  -------------------    -------------------    -------------------
          Net investment income (loss).........................                   665                  1,018                  1,885
                                                                  -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                   425                    172                    680
      Realized gains (losses) on sale of investments...........                 2,855                 11,751                    710
                                                                  -------------------    -------------------    -------------------
          Net realized gains (losses)..........................                 3,280                 11,923                  1,390
                                                                  -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                 3,591               (12,843)                 11,839
                                                                  -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                 6,871                  (920)                 13,229
                                                                  -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $             7,536    $                98    $            15,114
                                                                  ===================    ===================    ===================


                                                                          FIDELITY VIP FREEDOM 2050
                                                                             INVESTMENT DIVISION
                                                                  -----------------------------------------
                                                                         2012                 2011 (c)
                                                                  ------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $              360    $               288
                                                                  ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                   77                     60
                                                                  ------------------    -------------------
          Net investment income (loss).........................                  283                   (60)
                                                                  ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                2,132                  1,383
      Realized gains (losses) on sale of investments...........                   28                (5,037)
                                                                  ------------------    -------------------
          Net realized gains (losses)..........................                2,160                (3,654)
                                                                  ------------------    -------------------
      Change in unrealized gains (losses) on investments.......                  199                  1,450
                                                                  ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                2,359                (2,204)
                                                                  ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $            2,642    $           (1,976)
                                                                  ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  FIDELITY VIP HIGH INCOME
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            9,229    $            2,953    $              340
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                9,229                 2,953                   340
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                   67                    13                 (227)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                   67                    13                 (227)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              (1,277)               (1,768)                   801
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              (1,210)               (1,755)                   574
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            8,019    $            1,198    $              914
                                                                ==================    ==================    ==================


                                                                             FIDELITY VIP INVESTMENT GRADE BOND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           37,562    $           54,637    $           18,206
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               37,562                54,637                18,206
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               48,616                24,253                 5,814
      Realized gains (losses) on sale of investments.........               33,058               (3,064)                17,651
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               81,674                21,189                23,465
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              (8,975)                 1,742              (13,312)
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               72,699                22,931                10,153
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          110,261    $           77,568    $           28,359
                                                                ==================    ==================    ==================


                                                                                    FIDELITY VIP MID CAP
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            2,865    $              150    $              502
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                2,865                   150                   502
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               59,448                 1,181                 1,027
      Realized gains (losses) on sale of investments.........                8,193                10,846                 2,077
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               67,641                12,027                 3,104
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               20,392              (60,535)                83,723
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               88,033              (48,508)                86,827
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           90,898    $         (48,358)    $           87,329
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                           FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            21,682    $           22,691    $           10,103
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                21,682                22,691                10,103
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                43,771                22,139                    --
      Realized gains (losses) on sale of investments.........                 5,837              (20,210)               (4,189)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                49,608                 1,929               (4,189)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                33,439              (59,670)                81,592
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                83,047              (57,741)                77,403
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           104,729    $         (35,050)    $           87,506
                                                                ===================    ==================    ==================


                                                                             FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $          115,174    $           89,150    $           164,170
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                     --
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................              115,174                89,150                164,170
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                     --
      Realized gains (losses) on sale of investments.........             (16,852)               253,750               (50,450)
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................             (16,852)               253,750               (50,450)
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....              501,451             (552,735)                614,425
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              484,599             (298,985)                563,975
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          599,773    $        (209,835)    $           728,145
                                                                ==================    ==================    ===================


                                                                           FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           24,244    $           10,824    $               60
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               24,244                10,824                    60
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  590                 1,216                    10
      Realized gains (losses) on sale of investments.........                (238)              (12,515)                 4,591
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                  352              (11,299)                 4,601
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               26,566              (11,949)                 (171)
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               26,918              (23,248)                 4,430
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           51,162    $         (12,424)    $            4,490
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                GOLDMAN SACHS MID-CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            2,932    $            2,221    $            2,264
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                2,932                 2,221                 2,264
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........                (683)              (27,627)              (13,608)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                (683)              (27,627)              (13,608)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....               45,178                 1,030                84,633
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               44,495              (26,597)                71,025
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           47,427    $         (24,376)    $           73,289
                                                               ==================    ==================    ==================


                                                                         GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $              308    $              424    $              254
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                  308                   424                   254
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........                5,427                   175               (7,335)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                5,427                   175               (7,335)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                (629)                 (255)                18,632
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                4,798                  (80)                11,297
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $            5,106    $              344    $           11,551
                                                               ==================    ==================    ==================


                                                                              INVESCO V.I. GLOBAL REAL ESTATE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                 2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           10,832    $           72,431    $           71,976
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               10,832                72,431                71,976
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........             (24,321)             (158,339)             (130,047)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................             (24,321)             (158,339)             (130,047)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              481,388              (44,519)               289,353
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              457,067             (202,858)               159,306
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          467,899    $        (130,427)    $          231,282
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                      INVESCO V.I. GOVERNMENT SECURITIES
                                                                              INVESTMENT DIVISION
                                                                   -----------------------------------------
                                                                          2012                 2011 (d)
                                                                   ------------------    -------------------
INVESTMENT INCOME:
      Dividends..................................................  $               --    $                --
                                                                   ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.........................                  --                     --
                                                                   ------------------    -------------------
          Net investment income (loss)...........................                  --                     --
                                                                   ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions................................                  --                     --
      Realized gains (losses) on sale of investments.............               1,308                  1,389
                                                                   ------------------    -------------------
          Net realized gains (losses)............................               1,308                  1,389
                                                                   ------------------    -------------------
      Change in unrealized gains (losses) on investments.........             (1,335)                  1,336
                                                                   ------------------    -------------------
      Net realized and changes in unrealized gains (losses) on
       investments...............................................                (27)                  2,725
                                                                   ------------------    -------------------
      Net increase (decrease) in net assets resulting from
       operations................................................  $             (27)    $             2,725
                                                                   ==================    ===================


                                                                                  INVESCO V.I. INTERNATIONAL GROWTH
                                                                                         INVESTMENT DIVISION
                                                                   ----------------------------------------------------------------
                                                                          2012                   2011                   2010
                                                                   -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..................................................  $            90,329    $            3,660    $             4,364
                                                                   -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.........................                   --                    --                     --
                                                                   -------------------    ------------------    -------------------
          Net investment income (loss)...........................               90,329                 3,660                  4,364
                                                                   -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions................................                   --                    --                     --
      Realized gains (losses) on sale of investments.............               18,589                 3,888                  1,465
                                                                   -------------------    ------------------    -------------------
          Net realized gains (losses)............................               18,589                 3,888                  1,465
                                                                   -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.........              685,032              (28,330)                 26,537
                                                                   -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses) on
       investments...............................................              703,621              (24,442)                 28,002
                                                                   -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting from
       operations................................................  $           793,950    $         (20,782)    $            32,366
                                                                   ===================    ==================    ===================


                                                                                  INVESCO V.I. VAN KAMPEN COMSTOCK
                                                                                         INVESTMENT DIVISION
                                                                   -----------------------------------------------------------------
                                                                           2012                  2011                 2010 (e)
                                                                   -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends..................................................  $             3,483    $               489
                                                                   -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.........................                   --                     --                     --
                                                                   -------------------    -------------------    -------------------
          Net investment income (loss)...........................                3,483                    489                     --
                                                                   -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions................................                   --                     --                     --
      Realized gains (losses) on sale of investments.............                1,338                  (127)                     53
                                                                   -------------------    -------------------    -------------------
          Net realized gains (losses)............................                1,338                  (127)                     53
                                                                   -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.........               32,459                (6,181)                     45
                                                                   -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses) on
       investments...............................................               33,797                (6,308)                     98
                                                                   -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting from
       operations................................................  $            37,280    $           (5,819)    $                98
                                                                   ===================    ===================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  JANUS ASPEN BALANCED
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $           27,163    $          44,376    $           54,166
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................                   --                   --                    --
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................               27,163               44,376                54,166
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................               74,896              108,835                    --
     Realized gains (losses) on sale of investments........               40,351               29,077                26,581
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................              115,247              137,912                26,581
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....               25,664            (161,867)                90,252
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              140,911             (23,955)               116,833
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          168,074    $          20,421    $          170,999
                                                              ==================    =================    ==================


                                                                                    JANUS ASPEN FORTY
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------    -----------------
INVESTMENT INCOME:
     Dividends.............................................   $            5,152    $            2,325    $           2,433
                                                              ------------------    ------------------    -----------------
EXPENSES:
     Mortality and expense risk charges....................                   --                    --                   --
                                                              ------------------    ------------------    -----------------
          Net investment income (loss).....................                5,152                 2,325                2,433
                                                              ------------------    ------------------    -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                    --                   --
     Realized gains (losses) on sale of investments........               38,660                43,353               14,051
                                                              ------------------    ------------------    -----------------
          Net realized gains (losses)......................               38,660                43,353               14,051
                                                              ------------------    ------------------    -----------------
     Change in unrealized gains (losses) on investments....              126,343             (117,114)               47,707
                                                              ------------------    ------------------    -----------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              165,003              (73,761)               61,758
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          170,155    $         (71,436)    $          64,191
                                                              ==================    ==================    =================


                                                                                    JANUS ASPEN JANUS
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $            5,213    $           5,397    $           73,809
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................                   --                   --                    --
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................                5,213                5,397                73,809
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................               15,799                   --                    --
     Realized gains (losses) on sale of investments........               13,270            1,561,413                52,158
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................               29,069            1,561,413                52,158
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....              122,884          (1,416,036)               848,330
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              151,953              145,377               900,488
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          157,166    $         150,774    $          974,297
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                   JANUS ASPEN OVERSEAS
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            2,519    $            1,291    $            1,609
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                2,519                 1,291                 1,609
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................               43,521                 3,396                    --
      Realized gains (losses) on sale of investments........              (7,156)              (93,767)                 4,218
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               36,365              (90,371)                 4,218
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                8,927             (214,175)                62,994
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               45,292             (304,546)                67,212
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           47,811    $        (303,255)    $           68,821
                                                               ==================    ==================    ==================


                                                                                   MFS VIT GLOBAL EQUITY
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $               61    $              575    $            1,232
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                   61                   575                 1,232
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                  154                    --                    --
      Realized gains (losses) on sale of investments........                  274                12,787                   183
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                  428                12,787                   183
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                6,795              (16,173)                19,523
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                7,223               (3,386)                19,706
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $            7,284    $          (2,811)    $           20,938
                                                               ==================    ==================    ==================


                                                                                    MFS VIT HIGH INCOME
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           10,779    $           12,069    $            8,657
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               10,779                12,069                 8,657
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........                2,215                   361                   680
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                2,215                   361                   680
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                6,400               (7,343)                 7,331
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                8,615               (6,982)                 8,011
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           19,394    $            5,087    $           16,668
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010






                                                                                         MFS VIT NEW DISCOVERY
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $             --   $             --   $             --
                                                                         ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges..............................                 --                 --                 --
                                                                         ----------------   ----------------   ----------------
          Net investment income (loss)................................                 --                 --                 --
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................             15,912             17,326                 --
      Realized gains (losses) on sale of investments..................                264                772                544
                                                                         ----------------   ----------------   ----------------
          Net realized gains (losses).................................             16,176             18,098                544
                                                                         ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments..............             11,186           (32,906)             28,843
                                                                         ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             27,362           (14,808)             29,387
                                                                         ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         27,362   $       (14,808)   $         29,387
                                                                         ================   ================   ================





                                                                                            MFS VIT VALUE
                                                                                         INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012              2011                2010
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $           668    $           999    $            969
                                                                         ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges..............................                --                 --                  --
                                                                         ----------------   ----------------   ----------------
          Net investment income (loss)................................               668                999                 969
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................               355                318                  --
      Realized gains (losses) on sale of investments..................             3,188           (10,004)               (552)
                                                                         ----------------   ----------------   ----------------
          Net realized gains (losses).................................             3,543            (9,686)               (552)
                                                                         ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments..............             2,241              6,173               7,585
                                                                         ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             5,784            (3,513)               7,033
                                                                         ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         6,452    $       (2,514)    $          8,002
                                                                         ================   ================   ================


                                                                                MIST
                                                                          ALLIANCEBERNSTEIN
                                                                           GLOBAL DYNAMIC
                                                                             ALLOCATION
                                                                         INVESTMENT DIVISION
                                                                         -------------------
                                                                              2012 (f)
                                                                         -------------------
INVESTMENT INCOME:
      Dividends.......................................................    $             --
                                                                         -------------------
EXPENSES:
      Mortality and expense risk charges..............................                  --
                                                                         -------------------
          Net investment income (loss)................................                  --
                                                                         -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................                  --
      Realized gains (losses) on sale of investments..................                  --
                                                                         -------------------
          Net realized gains (losses).................................                  --
                                                                         -------------------
      Change in unrealized gains (losses) on investments..............                 163
                                                                         -------------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................                 163
                                                                         -------------------
      Net increase (decrease) in net assets resulting
        from operations...............................................    $            163
                                                                         ===================





                                                                                MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends.......................................................   $         10,680   $          6,635   $          3,146
                                                                         ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges..............................                 --                 --                 --
                                                                         ----------------   ----------------   ----------------
          Net investment income (loss)................................             10,680              6,635              3,146
                                                                         ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.....................................              5,437                248                117
      Realized gains (losses) on sale of investments..................              3,875              6,046              1,705
                                                                         ----------------   ----------------   ----------------
          Net realized gains (losses).................................              9,312              6,294              1,822
                                                                         ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments..............             50,640           (23,258)             26,193
                                                                         ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments................................................             59,952           (16,964)             28,015
                                                                         ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations...............................................   $         70,632   $       (10,329)   $         31,161
                                                                         ================   ================   ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                           MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           13,384    $           10,815    $            2,434
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               13,384                10,815                 2,434
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........               16,384                 9,254                 5,990
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               16,384                 9,254                 5,990
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....               96,877              (58,738)                79,550
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              113,261              (49,484)                85,540
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          126,645    $         (38,669)    $           87,974
                                                               ==================    ==================    ==================




                                                                          MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           10,434    $            5,453    $            2,501
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               10,434                 5,453                 2,501
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                5,798                 1,467                    --
      Realized gains (losses) on sale of investments........                5,301                 1,917                   646
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               11,099                 3,384                   646
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....               29,635               (7,233)                16,902
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               40,734               (3,849)                17,548
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           51,168    $            1,604    $           20,049
                                                               ==================    ==================    ==================


                                                                      MIST           MIST BLACKROCK
                                                                   AQR GLOBAL        GLOBAL TACTICAL
                                                                  RISK BALANCED        STRATEGIES
                                                               INVESTMENT DIVISION INVESTMENT DIVISION
                                                               ------------------- -------------------
                                                                    2012 (f)            2012 (f)
                                                               ------------------- -------------------
INVESTMENT INCOME:
      Dividends.............................................   $               --  $               --
                                                               ------------------- -------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                  --
                                                               ------------------- -------------------
          Net investment income (loss)......................                   --                  --
                                                               ------------------- -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                  --
      Realized gains (losses) on sale of investments........                 (28)                  51
                                                               ------------------- -------------------
          Net realized gains (losses).......................                 (28)                  51
                                                               ------------------- -------------------
      Change in unrealized gains (losses) on investments....                  375                 878
                                                               ------------------- -------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                  347                 929
                                                               ------------------- -------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $              347  $              929
                                                               =================== ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  MIST BLACKROCK LARGE CAP CORE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $         3,715,688    $        3,462,386    $         3,848,840
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................             1,609,817             1,619,434              1,530,546
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................             2,105,871             1,842,952              2,318,294
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........           (3,353,915)           (4,542,808)            (7,248,214)
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................           (3,353,915)           (4,542,808)            (7,248,214)
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......            38,395,441             3,050,880             38,497,976
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            35,041,526           (1,491,928)             31,249,762
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        37,147,397    $          351,024    $        33,568,056
                                                                 ===================    ==================    ===================


                                                                                 MIST CLARION GLOBAL REAL ESTATE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                   2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $           496,469    $          847,944    $         1,558,222
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                26,819                25,697                 24,584
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................               469,650               822,247              1,533,638
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........             (282,095)             (421,589)              (571,095)
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................             (282,095)             (421,589)              (571,095)
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             4,988,577           (1,500,208)              1,969,823
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             4,706,482           (1,921,797)              1,398,728
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         5,176,132    $      (1,099,550)    $         2,932,366
                                                                 ===================    ==================    ===================


                                                                                   MIST DREMAN SMALL CAP VALUE
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $              358    $               472    $              172
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                     --                    --
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................                  358                    472                   172
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........                3,130                  1,124                   403
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................                3,130                  1,124                   403
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......                1,696                (4,058)                 3,392
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                4,826                (2,934)                 3,795
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $            5,184    $           (2,462)    $            3,967
                                                                 ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                                    MIST HARRIS OAKMARK INTERNATIONAL
                                                                                           INVESTMENT DIVISION
                                                                          -------------------------------------------------------
                                                                                2012               2011                2010
                                                                          ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends........................................................   $        542,318   $          8,423    $        576,287
                                                                          ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges...............................             44,596             46,783              44,461
                                                                          ----------------   ----------------    ----------------
          Net investment income (loss).................................            497,722           (38,360)             531,826
                                                                          ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................                 --                 --                  --
      Realized gains (losses) on sale of investments...................          (140,345)          (114,036)           (312,283)
                                                                          ----------------   ----------------    ----------------
          Net realized gains (losses)..................................          (140,345)          (114,036)           (312,283)
                                                                          ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments...............          7,474,599        (4,256,535)           4,235,035
                                                                          ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................          7,334,254        (4,370,571)           3,922,752
                                                                          ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations................................................   $      7,831,976   $    (4,408,931)    $      4,454,578
                                                                          ================   ================    ================


                                                                             MIST INVESCO
                                                                             BALANCED-RISK
                                                                              ALLOCATION
                                                                          INVESTMENT DIVISION
                                                                          -------------------
                                                                               2012 (f)
                                                                          -------------------
INVESTMENT INCOME:
      Dividends........................................................    $             23
                                                                          -------------------
EXPENSES:
      Mortality and expense risk charges...............................                  --
                                                                          -------------------
          Net investment income (loss).................................                  23
                                                                          -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................                  83
      Realized gains (losses) on sale of investments...................                  --
                                                                          -------------------
          Net realized gains (losses)..................................                  83
                                                                          -------------------
      Change in unrealized gains (losses) on investments...............                 (2)
                                                                          -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................                  81
                                                                          -------------------
      Net increase (decrease) in net assets resulting
        from operations................................................    $            104
                                                                          ===================




                                                                                      MIST INVESCO SMALL CAP GROWTH
                                                                                           INVESTMENT DIVISION
                                                                          -------------------------------------------------------
                                                                                2012               2011                2010
                                                                          ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends........................................................   $             --   $             --
                                                                          ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges...............................              5,823              5,378               4,411
                                                                          ----------------   ----------------    ----------------
          Net investment income (loss).................................            (5,823)            (5,378)             (4,411)
                                                                          ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................            273,441                 --                  --
      Realized gains (losses) on sale of investments...................            154,730            169,309            (15,371)
                                                                          ----------------   ----------------    ----------------
          Net realized gains (losses)..................................            428,171            169,309            (15,371)
                                                                          ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments...............            331,488          (192,641)             887,599
                                                                          ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................            759,659           (23,332)             872,228
                                                                          ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations................................................   $        753,836   $       (28,710)    $        867,817
                                                                          ================   ================    ================




                                                                                            MIST JANUS FORTY
                                                                                           INVESTMENT DIVISION
                                                                          -------------------------------------------------------
                                                                                2012               2011                2010
                                                                          ----------------   ----------------    ----------------
INVESTMENT INCOME:
      Dividends........................................................   $         62,437   $        249,768    $        219,796
                                                                          ----------------   ----------------    ----------------
EXPENSES:
      Mortality and expense risk charges...............................             18,962             18,401              17,488
                                                                          ----------------   ----------------    ----------------
          Net investment income (loss).................................             43,475            231,367             202,308
                                                                          ----------------   ----------------    ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions......................................                 --                 --                  --
      Realized gains (losses) on sale of investments...................            176,627              2,199            (41,591)
                                                                          ----------------   ----------------    ----------------
          Net realized gains (losses)..................................            176,627              2,199            (41,591)
                                                                          ----------------   ----------------    ----------------
      Change in unrealized gains (losses) on investments...............          2,618,525        (1,278,619)           1,120,682
                                                                          ----------------   ----------------    ----------------
      Net realized and changes in unrealized gains (losses)
        on investments.................................................          2,795,152        (1,276,420)           1,079,091
                                                                          ----------------   ----------------    ----------------
      Net increase (decrease) in net assets resulting
        from operations................................................   $      2,838,627   $    (1,045,053)    $      1,281,399
                                                                          ================   ================    ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                              MIST JPMORGAN
                                              GLOBAL ACTIVE
                                               ALLOCATION                MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                                           INVESTMENT DIVISION                        INVESTMENT DIVISION
                                           -------------------   ---------------------------------------------------------------
                                                2012 (f)                2012                  2011                  2010
                                           -------------------   ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..........................  $                68   $           28,628    $            8,681    $             4,315
                                           -------------------   ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.                   --                8,213                 6,297                  3,923
                                           -------------------   ------------------    ------------------    -------------------
          Net investment income (loss)...                   68               20,415                 2,384                    392
                                           -------------------   ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                  117                   --                    --                     --
      Realized gains (losses) on sale of
        investments......................                 (10)              171,678                93,448               (57,251)
                                           -------------------   ------------------    ------------------    -------------------
          Net realized gains (losses)....                  107              171,678                93,448               (57,251)
                                           -------------------   ------------------    ------------------    -------------------
      Change in unrealized gains (losses)
        on investments...................                  152            2,107,124             (217,464)              1,583,027
                                           -------------------   ------------------    ------------------    -------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments......................                  259            2,278,802             (124,016)              1,525,776
                                           -------------------   ------------------    ------------------    -------------------
      Net increase (decrease) in net
        assets resulting from operations.  $               327   $        2,299,217    $        (121,632)    $         1,526,168
                                           ===================   ==================    ==================    ===================




                                                           MIST LORD ABBETT BOND DEBENTURE
                                                                 INVESTMENT DIVISION
                                           ---------------------------------------------------------------
                                                  2012                   2011                  2010
                                           -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..........................  $         1,984,542    $        1,568,618    $        1,718,530
                                           -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.               61,482                59,503                58,096
                                           -------------------    ------------------    ------------------
          Net investment income (loss)...            1,923,060             1,509,115             1,660,434
                                           -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                    --                    --
      Realized gains (losses) on sale of
        investments......................              218,347               583,376               240,525
                                           -------------------    ------------------    ------------------
          Net realized gains (losses)....              218,347               583,376               240,525
                                           -------------------    ------------------    ------------------
      Change in unrealized gains (losses)
        on investments...................            1,167,280             (863,576)             1,315,427
                                           -------------------    ------------------    ------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments......................            1,385,627             (280,200)             1,555,952
                                           -------------------    ------------------    ------------------
      Net increase (decrease) in net
        assets resulting from operations.  $         3,308,687    $        1,228,915    $        3,216,386
                                           ===================    ==================    ==================




                                                           MIST LORD ABBETT MID CAP VALUE
                                                                 INVESTMENT DIVISION
                                           ---------------------------------------------------------------
                                                   2012                  2011                  2010
                                           -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..........................  $               457    $              603    $              568
                                           -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.               49,296                    --                    --
                                           -------------------    ------------------    ------------------
          Net investment income (loss)...             (48,839)                   603                   568
                                           -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions........                   --                    --                    --
      Realized gains (losses) on sale of
        investments......................             (82,924)                   818                 3,236
                                           -------------------    ------------------    ------------------
          Net realized gains (losses)....             (82,924)                   818                 3,236
                                           -------------------    ------------------    ------------------
      Change in unrealized gains (losses)
        on investments...................            2,481,449               (5,510)                19,769
                                           -------------------    ------------------    ------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments......................            2,398,525               (4,692)                23,005
                                           -------------------    ------------------    ------------------
      Net increase (decrease) in net
        assets resulting from operations.  $         2,349,686    $          (4,089)    $           23,573
                                           ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                   MIST MET/FRANKLIN INCOME
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            13,809    $            8,323    $            3,216
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                13,809                 8,323                 3,216
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 5,724                 5,005                   433
      Realized gains (losses) on sale of investments.........                   414                   700                   390
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                 6,138                 5,705                   823
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                16,385               (8,507)                10,272
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                22,523               (2,802)                11,095
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            36,332    $            5,521    $           14,311
                                                                ===================    ==================    ==================


                                                                               MIST MET/FRANKLIN MUTUAL SHARES
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $              766    $            1,982    $                --
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                     --
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................                  766                 1,982                     --
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               16,722                 3,716                    577
      Realized gains (losses) on sale of investments.........                (414)                   386                    106
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................               16,308                 4,102                    683
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....              (3,910)               (6,478)                  4,077
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               12,398               (2,376)                  4,760
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           13,164    $            (394)    $             4,760
                                                                ==================    ==================    ===================


                                                                        MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           12,419    $            5,031    $               --
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               12,419                 5,031                    --
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                4,799                   255                     1
      Realized gains (losses) on sale of investments.........                3,522                 2,035                 1,545
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                8,321                 2,290                 1,546
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               24,847              (10,599)                23,230
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               33,168               (8,309)                24,776
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           45,587    $          (3,278)    $           24,776
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                      MIST MET/TEMPLETON GROWTH
                                                                                         INVESTMENT DIVISION
                                                                  -----------------------------------------------------------------
                                                                          2012                   2011                   2010
                                                                  -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $               964    $               792    $               305
                                                                  -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                    --                     --                     --
                                                                  -------------------    -------------------    -------------------
          Net investment income (loss).........................                   964                    792                    305
                                                                  -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                 1,985                     --                     --
      Realized gains (losses) on sale of investments...........                 1,619                    371                    125
                                                                  -------------------    -------------------    -------------------
          Net realized gains (losses)..........................                 3,604                    371                    125
                                                                  -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                 8,197                (5,463)                  3,904
                                                                  -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                11,801                (5,092)                  4,029
                                                                  -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $            12,765    $           (4,300)    $             4,334
                                                                  ===================    ===================    ===================


                                                                  MIST MET/TEMPLETON
                                                                  INTERNATIONAL BOND        MIST METLIFE AGGRESSIVE STRATEGY
                                                                  INVESTMENT DIVISION              INVESTMENT DIVISION
                                                                  -------------------   ------------------------------------------
                                                                       2012 (f)                2012                 2011 (d)
                                                                  -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $                --   $           118,210    $                --
                                                                  -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                    --                12,011                  8,047
                                                                  -------------------   -------------------    -------------------
          Net investment income (loss).........................                    --               106,199                (8,047)
                                                                  -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                    --                    --                     --
      Realized gains (losses) on sale of investments...........                    21              (55,023)              (117,896)
                                                                  -------------------   -------------------    -------------------
          Net realized gains (losses)..........................                    21              (55,023)              (117,896)
                                                                  -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                    47             2,084,613            (1,834,063)
                                                                  -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                    68             2,029,590            (1,951,959)
                                                                  -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $                68   $         2,135,789    $       (1,960,006)
                                                                  ===================   ===================    ===================


                                                                     MIST METLIFE
                                                                     BALANCED PLUS          MIST MFS EMERGING MARKETS EQUITY
                                                                  INVESTMENT DIVISION              INVESTMENT DIVISION
                                                                  -------------------   ------------------------------------------
                                                                       2012 (f)                2012                 2011 (d)
                                                                  -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends................................................   $                --   $             1,167    $                --
                                                                  -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.......................                    --                    --                     --
                                                                  -------------------   -------------------    -------------------
          Net investment income (loss).........................                    --                 1,167                     --
                                                                  -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..............................                    --                    --                     --
      Realized gains (losses) on sale of investments...........                   119               (1,470)                   (70)
                                                                  -------------------   -------------------    -------------------
          Net realized gains (losses)..........................                   119               (1,470)                   (70)
                                                                  -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments.......                 1,691                 9,361                (3,209)
                                                                  -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.........................................                 1,810                 7,891                (3,279)
                                                                  -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations........................................   $             1,810   $             9,058    $           (3,279)
                                                                  ===================   ===================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                MIST MFS RESEARCH INTERNATIONAL
                                                                                      INVESTMENT DIVISION
                                                                ----------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................  $           282,245    $          285,362    $           240,942
                                                                -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................               16,065                17,373                 18,326
                                                                -------------------    ------------------    -------------------
          Net investment income (loss)........................              266,180               267,989                222,616
                                                                -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                    --                     --
      Realized gains (losses) on sale of investments..........            (345,224)             (233,782)              (545,005)
                                                                -------------------    ------------------    -------------------
          Net realized gains (losses).........................            (345,224)             (233,782)              (545,005)
                                                                -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......            2,185,121           (1,480,693)              1,743,808
                                                                -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            1,839,897           (1,714,475)              1,198,803
                                                                -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................  $         2,106,077    $      (1,446,486)    $         1,421,419
                                                                ===================    ==================    ===================


                                                                                       MIST MLA MID CAP
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------   -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................  $            33,412   $            51,406    $           51,856
                                                                -------------------   -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                7,238                 7,973                 7,607
                                                                -------------------   -------------------    ------------------
          Net investment income (loss)........................               26,174                43,433                44,249
                                                                -------------------   -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                    --                    --
      Realized gains (losses) on sale of investments..........             (28,631)              (15,584)              (93,933)
                                                                -------------------   -------------------    ------------------
          Net realized gains (losses).........................             (28,631)              (15,584)              (93,933)
                                                                -------------------   -------------------    ------------------
      Change in unrealized gains (losses) on investments......              296,637             (320,660)             1,108,654
                                                                -------------------   -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              268,006             (336,244)             1,014,721
                                                                -------------------   -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................  $           294,180   $         (292,811)    $        1,058,970
                                                                ===================   ===================    ==================


                                                                              MIST MORGAN STANLEY MID CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------   -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................  $                --   $         1,490,199    $               28
                                                                -------------------   -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              579,825               623,473               375,105
                                                                -------------------   -------------------    ------------------
          Net investment income (loss)........................            (579,825)               866,726             (375,077)
                                                                -------------------   -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --             5,251,936                    --
      Realized gains (losses) on sale of investments..........            1,677,793             2,604,216               336,382
                                                                -------------------   -------------------    ------------------
          Net realized gains (losses).........................            1,677,793             7,856,152               336,382
                                                                -------------------   -------------------    ------------------
      Change in unrealized gains (losses) on investments......           15,368,250          (21,552,444)            31,775,159
                                                                -------------------   -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           17,046,043          (13,696,292)            32,111,541
                                                                -------------------   -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................  $        16,466,218   $      (12,829,566)    $       31,736,464
                                                                ===================   ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                              MIST PIMCO INFLATION PROTECTED BOND
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           395,503    $          165,169    $          210,729
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                26,003                18,173                15,399
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................               369,500               146,996               195,330
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               725,803               424,271               220,376
      Realized gains (losses) on sale of investments.........                75,075               100,776                60,903
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................               800,878               525,047               281,279
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....             (101,684)               331,187               130,473
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               699,194               856,234               411,752
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $         1,068,694    $        1,003,230    $          607,082
                                                                ===================    ==================    ==================


                                                                                   MIST PIMCO TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $        1,636,863    $        1,344,247    $         1,634,551
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................               66,690                62,517                 59,740
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................            1,570,173             1,281,730              1,574,811
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --             1,446,133                236,060
      Realized gains (losses) on sale of investments.........              347,234               187,988                238,435
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................              347,234             1,634,121                474,495
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....            2,519,869           (1,410,547)              1,426,113
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            2,867,103               223,574              1,900,608
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        4,437,276    $        1,505,304    $         3,475,419
                                                                ==================    ==================    ===================


                                                                                      MIST PIONEER FUND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            2,902    $            2,289    $            1,987
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                2,902                 2,289                 1,987
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                1,266                21,102                 6,067
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                1,266                21,102                 6,067
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               14,560              (30,602)                25,716
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               15,826               (9,500)                31,783
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           18,728    $          (7,211)    $           33,770
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                         MIST RCM TECHNOLOGY
                                                                                         INVESTMENT DIVISION
                                                                        -----------------------------------------------------
                                                                              2012               2011              2010
                                                                        ----------------   ---------------   ----------------
INVESTMENT INCOME:
      Dividends......................................................   $             --   $            --
                                                                        ----------------   ---------------   ----------------
EXPENSES:
      Mortality and expense risk charges.............................             19,709            21,877             19,473
                                                                        ----------------   ---------------   ----------------
          Net investment income (loss)...............................           (19,709)          (21,877)           (19,473)
                                                                        ----------------   ---------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................          1,637,998                --                 --
      Realized gains (losses) on sale of investments.................            179,920           512,571           (54,192)
                                                                        ----------------   ---------------   ----------------
          Net realized gains (losses)................................          1,817,918           512,571           (54,192)
                                                                        ----------------   ---------------   ----------------
      Change in unrealized gains (losses) on investments.............          (166,446)       (1,944,446)          3,551,862
                                                                        ----------------   ---------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................          1,651,472       (1,431,875)          3,497,670
                                                                        ----------------   ---------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations..............................................   $      1,631,763   $   (1,453,752)   $      3,478,197
                                                                        ================   ===============   ================


                                                                          MIST SCHRODERS
                                                                        GLOBAL MULTI-ASSET
                                                                        INVESTMENT DIVISION
                                                                        -------------------
                                                                             2012 (f)
                                                                        -------------------
INVESTMENT INCOME:
      Dividends......................................................    $             42
                                                                        -------------------
EXPENSES:
      Mortality and expense risk charges.............................                  --
                                                                        -------------------
          Net investment income (loss)...............................                  42
                                                                        -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................                  94
      Realized gains (losses) on sale of investments.................                   9
                                                                        -------------------
          Net realized gains (losses)................................                 103
                                                                        -------------------
      Change in unrealized gains (losses) on investments.............                (23)
                                                                        -------------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................                  80
                                                                        -------------------
      Net increase (decrease) in net assets resulting
        from operations..............................................    $            122
                                                                        ===================



                                                                                  MIST SSGA GROWTH AND INCOME ETF
                                                                                        INVESTMENT DIVISION
                                                                        -----------------------------------------------------
                                                                              2012              2011               2010
                                                                        ----------------   ---------------    ---------------
INVESTMENT INCOME:
      Dividends......................................................   $        133,958   $        74,234    $        35,130
                                                                        ----------------   ---------------    ---------------
EXPENSES:
      Mortality and expense risk charges.............................              7,748             6,908              4,952
                                                                        ----------------   ---------------    ---------------
          Net investment income (loss)...............................            126,210            67,326             30,178
                                                                        ----------------   ---------------    ---------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................            114,627            74,142                115
      Realized gains (losses) on sale of investments.................             53,987            49,491             16,043
                                                                        ----------------   ---------------    ---------------
          Net realized gains (losses)................................            168,614           123,633             16,158
                                                                        ----------------   ---------------    ---------------
      Change in unrealized gains (losses) on investments.............            365,606         (151,325)            322,318
                                                                        ----------------   ---------------    ---------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................            534,220          (27,692)            338,476
                                                                        ----------------   ---------------    ---------------
      Net increase (decrease) in net assets resulting
        from operations..............................................   $        660,430   $        39,634    $       368,654
                                                                        ================   ===============    ===============



                                                                                        MIST SSGA GROWTH ETF
                                                                                         INVESTMENT DIVISION
                                                                        ------------------------------------------------------
                                                                              2012               2011               2010
                                                                        ----------------   ----------------   ----------------
INVESTMENT INCOME:
      Dividends......................................................   $         80,502   $         57,479   $         34,185
                                                                        ----------------   ----------------   ----------------
EXPENSES:
      Mortality and expense risk charges.............................              5,984              5,126              4,127
                                                                        ----------------   ----------------   ----------------
          Net investment income (loss)...............................             74,518             52,353             30,058
                                                                        ----------------   ----------------   ----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................            134,987                 --                 --
      Realized gains (losses) on sale of investments.................             42,712             63,035             12,378
                                                                        ----------------   ----------------   ----------------
          Net realized gains (losses)................................            177,699             63,035             12,378
                                                                        ----------------   ----------------   ----------------
      Change in unrealized gains (losses) on investments.............            279,360          (183,850)            271,601
                                                                        ----------------   ----------------   ----------------
      Net realized and changes in unrealized gains (losses)
        on investments...............................................            457,059          (120,815)            283,979
                                                                        ----------------   ----------------   ----------------
      Net increase (decrease) in net assets resulting
        from operations..............................................   $        531,577   $       (68,462)   $        314,037
                                                                        ================   ================   ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                            MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           19,582    $            9,481    $           65,246
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................               19,582                 9,481                65,246
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........              (1,403)             (435,260)              (79,021)
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................              (1,403)             (435,260)              (79,021)
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              181,043               577,510               921,874
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              179,640               142,250               842,853
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          199,222    $          151,731    $          908,099
                                                               ==================    ==================    ==================


                                                                             MIST T. ROWE PRICE MID CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                     2012                   2011                 2010
                                                               ------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends.............................................   $               --   $                --
                                                               ------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk charges....................               29,751                30,563               25,378
                                                               ------------------   -------------------   ------------------
          Net investment income (loss)......................             (29,751)              (30,563)             (25,378)
                                                               ------------------   -------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................            2,679,802               560,152                   --
      Realized gains (losses) on sale of investments........             (50,793)               312,619              131,367
                                                               ------------------   -------------------   ------------------
          Net realized gains (losses).......................            2,629,009               872,771              131,367
                                                               ------------------   -------------------   ------------------
      Change in unrealized gains (losses) on investments....              206,878           (1,837,318)            4,580,355
                                                               ------------------   -------------------   ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................            2,835,887             (964,547)            4,711,722
                                                               ------------------   -------------------   ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $        2,806,136   $         (995,110)   $        4,686,344
                                                               ==================   ===================   ==================


                                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $               --    $            9,414    $           12,822
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                   --                 9,414                12,822
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --                    --
      Realized gains (losses) on sale of investments........               12,071                86,881                42,370
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               12,071                86,881                42,370
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              129,525             (240,493)               198,929
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              141,596             (153,612)               241,299
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          141,596    $        (144,198)    $          254,121
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                            MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          525,164    $           753,948    $          672,423
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              183,754                207,499               217,625
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              341,410                546,449               454,798
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........          (1,190,404)              (808,593)           (1,030,425)
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................          (1,190,404)              (808,593)           (1,030,425)
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            7,502,480            (8,900,342)             3,370,719
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            6,312,076            (9,708,935)             2,340,294
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        6,653,486    $       (9,162,486)    $        2,795,092
                                                                 ==================    ===================    ==================


                                                                           MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $        4,275,027    $        3,919,750    $         4,039,520
                                                                 ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................               43,939                43,935                 44,066
                                                                 ------------------    ------------------    -------------------
          Net investment income (loss)........................            4,231,088             3,875,815              3,995,454
                                                                 ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                    --                     --
      Realized gains (losses) on sale of investments..........              604,720               843,640                613,564
                                                                 ------------------    ------------------    -------------------
          Net realized gains (losses).........................              604,720               843,640                613,564
                                                                 ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......            (447,969)             3,276,276              1,607,603
                                                                 ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              156,751             4,119,916              2,221,167
                                                                 ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        4,387,839    $        7,995,731    $         6,216,621
                                                                 ==================    ==================    ===================


                                                                                MSF BLACKROCK AGGRESSIVE GROWTH
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $           597,164    $          125,813
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................            1,258,555              1,298,633             1,237,626
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................          (1,258,555)              (701,469)           (1,111,813)
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........            2,892,428              2,544,325               451,106
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................            2,892,428              2,544,325               451,106
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......           17,096,166            (8,863,059)            26,312,677
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           19,988,594            (6,318,734)            26,763,783
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $       18,730,039    $       (7,020,203)    $       25,651,970
                                                                 ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  MSF BLACKROCK BOND INCOME
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $        2,288,505    $        3,304,583    $        3,345,493
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................              317,038               318,184               328,215
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................            1,971,467             2,986,399             3,017,278
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              551,492                    --                    --
      Realized gains (losses) on sale of investments.........              354,078               132,024                24,746
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................              905,570               132,024                24,746
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....            2,995,775             1,930,533             3,372,816
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            3,901,345             2,062,557             3,397,562
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        5,872,812    $        5,048,956    $        6,414,840
                                                                ==================    ==================    ==================


                                                                                  MSF BLACKROCK DIVERSIFIED
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $        6,071,412    $        6,407,012    $        4,856,230
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................            1,471,028             1,472,691             1,451,372
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................            4,600,384             4,934,321             3,404,858
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........            1,094,116             (191,522)           (1,951,136)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................            1,094,116             (191,522)           (1,951,136)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....           23,691,349             3,658,514            20,635,275
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................           24,785,465             3,466,992            18,684,139
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $       29,385,849    $        8,401,313    $       22,088,997
                                                                ==================    ==================    ==================


                                                                                MSF BLACKROCK LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $          229,106    $          149,056    $          122,314
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               19,727                19,323                18,112
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................              209,379               129,733               104,202
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................            2,231,565                    --                    --
      Realized gains (losses) on sale of investments.........            (224,253)              (80,782)             (263,466)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................            2,007,312              (80,782)             (263,466)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....            (358,711)               254,349             1,265,453
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            1,648,601               173,567             1,001,987
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        1,857,980    $          303,300    $        1,106,189
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                              MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                         2012                  2011                   2010
                                                                 -------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $            41,947    $            14,560    $           14,175
                                                                 -------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                 8,390                  7,908                 7,064
                                                                 -------------------    -------------------    ------------------
          Net investment income (loss)........................                33,557                  6,652                 7,111
                                                                 -------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                     --                    --
      Realized gains (losses) on sale of investments..........               261,278                137,813                75,641
                                                                 -------------------    -------------------    ------------------
          Net realized gains (losses).........................               261,278                137,813                75,641
                                                                 -------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......             1,344,869              (879,158)             1,107,022
                                                                 -------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             1,606,147              (741,345)             1,182,663
                                                                 -------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         1,639,704    $         (734,693)    $        1,189,774
                                                                 ===================    ===================    ==================


                                                                                   MSF BLACKROCK MONEY MARKET
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                   2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $                --    $               --    $             3,600
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                48,731                47,046                 54,598
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................              (48,731)              (47,046)               (50,998)
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                    --                    --                     --
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $          (48,731)    $         (47,046)    $          (50,998)
                                                                 ===================    ==================    ===================


                                                                                     MSF DAVIS VENTURE VALUE
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $           475,355    $          648,127    $           534,093
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                49,148                53,389                 55,117
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................               426,207               594,738                478,976
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........               549,533               492,146                191,969
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................               549,533               492,146                191,969
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             5,763,493           (3,392,027)              5,562,556
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             6,313,026           (2,899,881)              5,754,525
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         6,739,233    $      (2,305,143)    $         6,233,501
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                    MSF FI VALUE LEADERS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $           78,407    $           70,725    $           90,469
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                7,422                 7,565                 7,339
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................               70,985                63,160                83,130
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........             (88,358)              (99,840)             (145,291)
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................             (88,358)              (99,840)             (145,291)
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              950,530             (347,209)               885,079
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              862,172             (447,049)               739,788
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          933,157    $        (383,889)    $          822,918
                                                                ==================    ==================    ==================


                                                                                     MSF JENNISON GROWTH
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................   $           37,925    $           42,021    $            82,750
                                                                ------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                9,820                 6,458                  5,787
                                                                ------------------    ------------------    -------------------
          Net investment income (loss).......................               28,105                35,563                 76,963
                                                                ------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................            2,671,966                    --                     --
      Realized gains (losses) on sale of investments.........              139,207               251,119                 17,747
                                                                ------------------    ------------------    -------------------
          Net realized gains (losses)........................            2,811,173               251,119                 17,747
                                                                ------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments.....            (683,735)             (215,551)              1,535,759
                                                                ------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            2,127,438                35,568              1,553,506
                                                                ------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        2,155,543    $           71,131    $         1,630,469
                                                                ==================    ==================    ===================


                                                                               MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --    $           20,207    $           14,765
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                18,930                18,819                16,451
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................              (18,930)                 1,388               (1,686)
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               452,678                    --                    --
      Realized gains (losses) on sale of investments.........               282,308               258,722              (55,224)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................               734,986               258,722              (55,224)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....             1,736,369             (166,265)             4,065,140
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................             2,471,355                92,457             4,009,916
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $         2,452,425    $           93,845    $        4,008,230
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                           MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------   ------------------
INVESTMENT INCOME:
     Dividends.............................................   $               --    $               --   $               --
                                                              ------------------    ------------------   ------------------
EXPENSES:
     Mortality and expense risk charges....................                7,211                 7,268                5,276
                                                              ------------------    ------------------   ------------------
          Net investment income (loss).....................              (7,211)               (7,268)              (5,276)
                                                              ------------------    ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                    --                   --
     Realized gains (losses) on sale of investments........              192,524               104,198             (47,680)
                                                              ------------------    ------------------   ------------------
          Net realized gains (losses)......................              192,524               104,198             (47,680)
                                                              ------------------    ------------------   ------------------
     Change in unrealized gains (losses) on investments....              678,535               121,090            1,843,398
                                                              ------------------    ------------------   ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              871,059               225,288            1,795,718
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          863,848    $          218,020   $        1,790,442
                                                              ==================    ==================   ==================


                                                                             MSF MET/ARTISAN MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                    2012                  2011                  2010
                                                              -----------------    ------------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $         483,287    $          455,060    $          314,548
                                                              -----------------    ------------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................              46,626                47,224                44,707
                                                              -----------------    ------------------    ------------------
          Net investment income (loss).....................             436,661               407,836               269,841
                                                              -----------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                  --                    --                    --
     Realized gains (losses) on sale of investments........           (286,700)             (412,007)             (887,093)
                                                              -----------------    ------------------    ------------------
          Net realized gains (losses)......................           (286,700)             (412,007)             (887,093)
                                                              -----------------    ------------------    ------------------
     Change in unrealized gains (losses) on investments....           5,263,295             3,096,938             6,661,231
                                                              -----------------    ------------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................           4,976,595             2,684,931             5,774,138
                                                              -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $       5,413,256    $        3,092,767    $        6,043,979
                                                              =================    ==================    ==================


                                                                           MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------    -----------------
INVESTMENT INCOME:
     Dividends.............................................   $          148,047    $           98,787    $         102,209
                                                              ------------------    ------------------    -----------------
EXPENSES:
     Mortality and expense risk charges....................                9,352                 8,004                5,151
                                                              ------------------    ------------------    -----------------
          Net investment income (loss).....................              138,695                90,783               97,058
                                                              ------------------    ------------------    -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................              114,982                    --                   --
     Realized gains (losses) on sale of investments........               59,284                77,218               46,459
                                                              ------------------    ------------------    -----------------
          Net realized gains (losses)......................              174,266                77,218               46,459
                                                              ------------------    ------------------    -----------------
     Change in unrealized gains (losses) on investments....              123,869              (37,275)              119,161
                                                              ------------------    ------------------    -----------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              298,135                39,943              165,620
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          436,830    $          130,726    $         262,678
                                                              ==================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                        MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          219,743    $           156,398    $          193,442
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               14,684                 13,340                11,465
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              205,059                143,058               181,977
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................               21,976                     --                    --
      Realized gains (losses) on sale of investments..........               59,559                135,436                32,319
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................               81,535                135,436                32,319
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......              541,162              (210,123)               421,073
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................              622,697               (74,687)               453,392
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $          827,756    $            68,371    $          635,369
                                                                 ==================    ===================    ==================


                                                                                MSF METLIFE MID CAP STOCK INDEX
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          662,912    $           593,088    $          562,548
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               51,493                 51,561                46,237
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              611,419                541,527               516,311
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................            2,787,031              2,722,599                70,909
      Realized gains (losses) on sale of investments..........              830,830                678,616               177,461
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................            3,617,861              3,401,215               248,370
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            6,545,785            (4,954,472)            12,893,844
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           10,163,646            (1,553,257)            13,142,214
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $       10,775,065    $       (1,011,730)    $       13,658,525
                                                                 ==================    ===================    ==================


                                                                                 MSF METLIFE MODERATE ALLOCATION
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $        1,056,014    $           669,982    $          877,469
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               72,676                 67,625                55,021
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              983,338                602,357               822,448
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........              307,411                234,474                17,779
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................              307,411                234,474                17,779
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            3,912,908            (1,362,402)             3,378,733
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            4,220,319            (1,127,928)             3,396,512
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        5,203,657    $         (525,571)    $        4,218,960
                                                                 ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                      MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $        1,528,175    $       1,073,341    $        1,283,219
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................               75,645               72,954                65,961
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................            1,452,530            1,000,387             1,217,258
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                   --                    --
     Realized gains (losses) on sale of investments........              342,924              112,005             (102,509)
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................              342,924              112,005             (102,509)
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....            8,619,633          (3,772,324)             7,116,457
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................            8,962,557          (3,660,319)             7,013,948
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $       10,415,087    $     (2,659,932)    $        8,231,206
                                                              ==================    =================    ==================


                                                                                MSF METLIFE STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                    2012                  2011                  2010
                                                              -----------------    ------------------    -----------------
INVESTMENT INCOME:
     Dividends.............................................   $      12,674,264    $       11,182,368    $      10,671,016
                                                              -----------------    ------------------    -----------------
EXPENSES:
     Mortality and expense risk charges....................           1,725,734             1,662,241            2,062,810
                                                              -----------------    ------------------    -----------------
          Net investment income (loss).....................          10,948,530             9,520,127            8,608,206
                                                              -----------------    ------------------    -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................           5,087,401             4,115,111                   --
     Realized gains (losses) on sale of investments........           3,743,076             (324,668)          (5,405,568)
                                                              -----------------    ------------------    -----------------
          Net realized gains (losses)......................           8,830,477             3,790,443          (5,405,568)
                                                              -----------------    ------------------    -----------------
     Change in unrealized gains (losses) on investments....          82,239,455           (2,093,968)           82,259,608
                                                              -----------------    ------------------    -----------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................          91,069,932             1,696,475           76,854,040
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $     102,018,462    $       11,216,602    $      85,462,246
                                                              =================    ==================    =================


                                                                                  MSF MFS TOTAL RETURN
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INVESTMENT INCOME:
     Dividends.............................................   $          220,676    $         208,852    $          217,114
                                                              ------------------    -----------------    ------------------
EXPENSES:
     Mortality and expense risk charges....................                6,627                6,289                 6,194
                                                              ------------------    -----------------    ------------------
          Net investment income (loss).....................              214,049              202,563               210,920
                                                              ------------------    -----------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
     Realized gain distributions...........................                   --                   --                    --
     Realized gains (losses) on sale of investments........               32,260             (29,847)              (99,947)
                                                              ------------------    -----------------    ------------------
          Net realized gains (losses)......................               32,260             (29,847)              (99,947)
                                                              ------------------    -----------------    ------------------
     Change in unrealized gains (losses) on investments....              595,278             (11,189)               568,242
                                                              ------------------    -----------------    ------------------
     Net realized and changes in unrealized gains (losses)
        on investments.....................................              627,538             (41,036)               468,295
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
        from operations....................................   $          841,587    $         161,527    $          679,215
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                         MSF MFS VALUE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $        1,079,462    $           836,589    $          713,180
                                                                ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               47,838                 46,802                46,357
                                                                ------------------    -------------------    ------------------
          Net investment income (loss).......................            1,031,624                789,787               666,823
                                                                ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              768,644                     --                    --
      Realized gains (losses) on sale of investments.........              200,451               (44,982)             (425,864)
                                                                ------------------    -------------------    ------------------
          Net realized gains (losses)........................              969,095               (44,982)             (425,864)
                                                                ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.....            6,505,435              (346,891)             5,358,513
                                                                ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            7,474,530              (391,873)             4,932,649
                                                                ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        8,506,154    $           397,914    $        5,599,472
                                                                ==================    ===================    ==================


                                                                                      MSF MSCI EAFE INDEX
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $         1,993,048    $        1,549,893    $        1,568,147
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                34,978                37,419                36,554
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................             1,958,070             1,512,474             1,531,593
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                    --                    --
      Realized gains (losses) on sale of investments.........              (63,228)               137,025             (236,046)
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................              (63,228)               137,025             (236,046)
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....             9,143,347           (9,604,700)             3,674,685
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................             9,080,119           (9,467,675)             3,438,639
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        11,038,189    $      (7,955,201)    $        4,970,232
                                                                ===================    ==================    ==================


                                                                                MSF NEUBERGER BERMAN GENESIS
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $          297,555    $           596,562    $          353,007
                                                                ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................               75,540                 76,321                68,779
                                                                ------------------    -------------------    ------------------
          Net investment income (loss).......................              222,015                520,241               284,228
                                                                ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                     --                    --
      Realized gains (losses) on sale of investments.........            (730,868)              (976,828)           (2,085,738)
                                                                ------------------    -------------------    ------------------
          Net realized gains (losses)........................            (730,868)              (976,828)           (2,085,738)
                                                                ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments.....            8,168,095              4,961,322            15,927,942
                                                                ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            7,437,227              3,984,494            13,842,204
                                                                ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $        7,659,242    $         4,504,735    $       14,126,432
                                                                ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                  MSF OPPENHEIMER GLOBAL EQUITY
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          648,196    $           845,569    $          612,821
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              117,470                126,057               123,628
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              530,726                719,512               489,193
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........              700,180                892,248               362,727
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................              700,180                892,248               362,727
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            6,406,670            (5,213,727)             5,192,068
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            7,106,850            (4,321,479)             5,554,795
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        7,637,576    $       (3,601,967)    $        6,043,988
                                                                 ==================    ===================    ==================


                                                                                     MSF RUSSELL 2000 INDEX
                                                                                       INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $          623,816    $           561,526    $          547,888
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................               39,701                 40,338                37,116
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................              584,115                521,188               510,772
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                   --                     --                    --
      Realized gains (losses) on sale of investments..........              721,576                734,988              (66,857)
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................              721,576                734,988              (66,857)
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            6,793,518            (3,300,203)            11,828,973
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................            7,515,094            (2,565,215)            11,762,116
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $        8,099,209    $       (2,044,027)    $       12,272,888
                                                                 ==================    ===================    ==================


                                                                               MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                        2012                   2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $            58,548    $           38,643    $           113,187
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                23,330                20,886                 18,842
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................                35,218                17,757                 94,345
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........               996,117               908,859                253,453
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................               996,117               908,859                253,453
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             6,924,755           (1,383,140)              6,370,252
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             7,920,872             (474,281)              6,623,705
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         7,956,090    $        (456,524)    $         6,718,050
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                              MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                                 ---------------------------------------------------------------
                                                                        2012                  2011                   2010
                                                                 ------------------    -------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $                --    $               --
                                                                 ------------------    -------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................              304,065                301,663               258,469
                                                                 ------------------    -------------------    ------------------
          Net investment income (loss)........................            (304,065)              (301,663)             (258,469)
                                                                 ------------------    -------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................            9,066,425                     --                    --
      Realized gains (losses) on sale of investments..........            2,397,895              2,332,511               562,971
                                                                 ------------------    -------------------    ------------------
          Net realized gains (losses).........................           11,464,320              2,332,511               562,971
                                                                 ------------------    -------------------    ------------------
      Change in unrealized gains (losses) on investments......            2,263,900              (846,789)            22,601,563
                                                                 ------------------    -------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................           13,728,220              1,485,722            23,164,534
                                                                 ------------------    -------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $       13,424,155    $         1,184,059    $       22,906,065
                                                                 ==================    ===================    ==================


                                                                  MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                           INVESTMENT DIVISION
                                                                 ----------------------------------------
                                                                        2012                2011 (d)
                                                                 ------------------    ------------------
INVESTMENT INCOME:
      Dividends...............................................   $               --    $               --
                                                                 ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges......................                   --                    --
                                                                 ------------------    ------------------
          Net investment income (loss)........................                   --                    --
                                                                 ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                2,613                    --
      Realized gains (losses) on sale of investments..........                (729)                  (45)
                                                                 ------------------    ------------------
          Net realized gains (losses).........................                1,884                  (45)
                                                                 ------------------    ------------------
      Change in unrealized gains (losses) on investments......              (2,269)               (2,198)
                                                                 ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................                (385)               (2,243)
                                                                 ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $            (385)    $          (2,243)
                                                                 ==================    ==================


                                                                    MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                       INVESTMENT DIVISION
                                                                 ----------------------------------------------------------------
                                                                         2012                  2011                  2010
                                                                 -------------------    ------------------    -------------------
INVESTMENT INCOME:
      Dividends...............................................   $           891,838    $        1,209,466    $         1,333,421
                                                                 -------------------    ------------------    -------------------
EXPENSES:
      Mortality and expense risk charges......................                32,820                31,783                 27,993
                                                                 -------------------    ------------------    -------------------
          Net investment income (loss)........................               859,018             1,177,683              1,305,428
                                                                 -------------------    ------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions.............................                    --                    --                     --
      Realized gains (losses) on sale of investments..........               204,230               144,847                 71,403
                                                                 -------------------    ------------------    -------------------
          Net realized gains (losses).........................               204,230               144,847                 71,403
                                                                 -------------------    ------------------    -------------------
      Change in unrealized gains (losses) on investments......             1,584,984                64,600              1,196,007
                                                                 -------------------    ------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments........................................             1,789,214               209,447              1,267,410
                                                                 -------------------    ------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations.......................................   $         2,648,232    $        1,387,130    $         2,572,838
                                                                 ===================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                       MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $          348,936    $          248,608    $          448,826
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................               18,045                18,708                18,946
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................              330,891               229,900               429,880
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --               570,575                47,316
      Realized gains (losses) on sale of investments........               19,763               (5,603)                 1,727
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................               19,763               564,972                49,043
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....              185,906                82,587               435,726
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................              205,669               647,559               484,769
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $          536,560    $          877,459    $          914,649
                                                               ==================    ==================    ==================


                                                                                                             PIMCO VIT
                                                                                                          LONG-TERM U.S.
                                                                         PIMCO VIT ALL ASSET                GOVERNMENT
                                                                         INVESTMENT DIVISION            INVESTMENT DIVISION
                                                               ---------------------------------------- -------------------
                                                                      2012                2011 (d)           2012 (g)
                                                               ------------------    ------------------ -------------------
INVESTMENT INCOME:
      Dividends.............................................   $            6,301    $            2,796 $              232
                                                               ------------------    ------------------ -------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                 --
                                                               ------------------    ------------------ -------------------
          Net investment income (loss)......................                6,301                 2,796                232
                                                               ------------------    ------------------ -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                    --              2,934
      Realized gains (losses) on sale of investments........                  190                    --                (2)
                                                               ------------------    ------------------ -------------------
          Net realized gains (losses).......................                  190                    --              2,932
                                                               ------------------    ------------------ -------------------
      Change in unrealized gains (losses) on investments....                8,832               (1,176)            (2,899)
                                                               ------------------    ------------------ -------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................                9,022               (1,176)                 33
                                                               ------------------    ------------------ -------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           15,323    $            1,620 $              265
                                                               ==================    ================== ===================




                                                                                 PIMCO VIT LOW DURATION
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------   ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $           18,366   $           13,732    $           12,187
                                                               ------------------   ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                   --                    --
                                                               ------------------   ------------------    ------------------
          Net investment income (loss)......................               18,366               13,732                12,187
                                                               ------------------   ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                   --                   --                 2,469
      Realized gains (losses) on sale of investments........                1,749                  618                   260
                                                               ------------------   ------------------    ------------------
          Net realized gains (losses).......................                1,749                  618                 2,729
                                                               ------------------   ------------------    ------------------
      Change in unrealized gains (losses) on investments....               34,493              (6,243)                23,685
                                                               ------------------   ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               36,242              (5,625)                26,414
                                                               ------------------   ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           54,608   $            8,107    $           38,601
                                                               ==================   ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                PIONEER VCT EMERGING MARKETS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            1,600    $               --    $            3,039
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                1,600                    --                 3,039
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               23,672                    --                    --
      Realized gains (losses) on sale of investments.........              (1,297)               121,447                75,682
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               22,375               121,447                75,682
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               20,209             (327,299)                68,690
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               42,584             (205,852)               144,372
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           44,184    $        (205,852)    $          147,411
                                                                ==================    ==================    ==================


                                                                                  PIONEER VCT MID CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            1,561    $            1,190    $              801
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                1,561                 1,190                   801
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                  595                   580                   313
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                  595                   580                   313
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               12,468              (11,556)                14,039
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               13,063              (10,976)                14,352
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           14,624    $          (9,786)    $           15,153
                                                                ==================    ==================    ==================


                                                                                        ROYCE MICRO-CAP
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                2010 (a)
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --    $            8,331    $            5,659
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                    --                 8,331                 5,659
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 8,060                    --                    --
      Realized gains (losses) on sale of investments.........                 1,017                 1,545                   197
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                 9,077                 1,545                   197
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                15,667              (52,132)                61,964
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                24,744              (50,587)                62,161
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            24,744    $         (42,256)    $           67,820
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                       ROYCE SMALL-CAP
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $              586    $            3,804    $              425
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                  586                 3,804                   425
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               13,477                    --                    --
      Realized gains (losses) on sale of investments.........               22,187                18,080                 2,111
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................               35,664                18,080                 2,111
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....               34,489              (64,398)                63,066
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               70,153              (46,318)                65,177
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           70,739    $         (42,514)    $           65,602
                                                                ==================    ==================    ==================


                                                                                   UIF EMERGING MARKETS DEBT
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $            16,821    $            7,775    $              318
                                                                -------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                    --
                                                                -------------------    ------------------    ------------------
          Net investment income (loss).......................                16,821                 7,775                   318
                                                                -------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                 2,422                    --
      Realized gains (losses) on sale of investments.........                 2,466                   392                    87
                                                                -------------------    ------------------    ------------------
          Net realized gains (losses)........................                 2,466                 2,814                    87
                                                                -------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....                89,788                    79                   318
                                                                -------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                92,254                 2,893                   405
                                                                -------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $           109,075    $           10,668    $              723
                                                                ===================    ==================    ==================


                                                                                 UIF EMERGING MARKETS EQUITY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends..............................................   $               --    $            1,515    $              758
                                                                ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                    --                    --
                                                                ------------------    ------------------    ------------------
          Net investment income (loss).......................                   --                 1,515                   758
                                                                ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                    --                    --
      Realized gains (losses) on sale of investments.........                 (26)                 4,478                   899
                                                                ------------------    ------------------    ------------------
          Net realized gains (losses)........................                 (26)                 4,478                   899
                                                                ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments.....              139,206              (99,779)                38,992
                                                                ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              139,180              (95,301)                39,891
                                                                ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $          139,180    $         (93,786)    $           40,649
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                             WELLS FARGO VT TOTAL RETURN BOND
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INVESTMENT INCOME:
      Dividends.............................................   $            4,369    $           18,903    $           29,774
                                                               ------------------    ------------------    ------------------
EXPENSES:
      Mortality and expense risk charges....................                   --                    --                    --
                                                               ------------------    ------------------    ------------------
          Net investment income (loss)......................                4,369                18,903                29,774
                                                               ------------------    ------------------    ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                6,160                30,313                23,602
      Realized gains (losses) on sale of investments........                1,595                15,483                10,857
                                                               ------------------    ------------------    ------------------
          Net realized gains (losses).......................                7,755                45,796                34,459
                                                               ------------------    ------------------    ------------------
      Change in unrealized gains (losses) on investments....                5,968               (7,169)              (12,496)
                                                               ------------------    ------------------    ------------------
      Net realized and changes in unrealized gains (losses)
        on investments......................................               13,723                38,627                21,963
                                                               ------------------    ------------------    ------------------
      Net increase (decrease) in net assets resulting
        from operations.....................................   $           18,092    $           57,530    $           51,737
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $               --    $           18,192    $            1,486
   Net realized gains (losses)..............................          (1,307,724)              (40,514)                 8,379
   Change in unrealized gains (losses) on investments.......            1,419,031           (1,444,286)                 1,480
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              111,307           (1,466,608)                11,345
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                4,561                 6,425                 1,269
   Net transfers (including fixed account)..................          (4,345,166)             5,890,970              (20,468)
   Policy charges...........................................              (2,096)             (229,188)               (2,162)
   Transfers for policy benefits and terminations...........                (445)              (27,392)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................          (4,343,146)             5,640,815              (21,361)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................          (4,231,839)             4,174,207              (10,016)
NET ASSETS:
   Beginning of year........................................            4,293,695               119,488               129,504
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $           61,856    $        4,293,695    $          119,488
                                                               ==================    ==================    ==================

                                                                           ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            2,404   $            2,097    $            2,177
   Net realized gains (losses)..............................                1,787                  184                 2,172
   Change in unrealized gains (losses) on investments.......                (188)                  563               (1,393)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                4,003                2,844                 2,956
                                                               ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                8,926                2,678                 3,570
   Net transfers (including fixed account)..................               44,909                   --                 9,880
   Policy charges...........................................              (1,818)              (1,493)               (1,194)
   Transfers for policy benefits and terminations...........                  (6)                  (8)                 (255)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               52,011                1,177                12,001
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets..................               56,014                4,021                14,957
NET ASSETS:
   Beginning of year........................................               47,286               43,265                28,308
                                                               ------------------   ------------------    ------------------
   End of year..............................................   $          103,300   $           47,286    $           43,265
                                                               ==================   ==================    ==================

                                                                           ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                2010 (a)
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $                2    $            (160)    $               31
   Net realized gains (losses)..............................                  (1)                   175                     1
   Change in unrealized gains (losses) on investments.......                   17                 (129)                    88
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                   18                 (114)                   120
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                   --                   268                    --
   Net transfers (including fixed account)..................                    2               (1,225)                 1,252
   Policy charges...........................................                  (5)                  (24)                  (15)
   Transfers for policy benefits and terminations...........                   --                 (121)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                  (3)               (1,102)                 1,237
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................                   15               (1,216)                 1,357
NET ASSETS:
   Beginning of year........................................                  141                 1,357                    --
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $              156    $              141    $            1,357
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                  AMERICAN CENTURY VP VISTA
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $               --    $               --    $               --
   Net realized gains (losses)...............................                  328                 5,995                12,351
   Change in unrealized gains (losses) on investments........                  873               (8,184)               (1,947)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                1,201               (2,189)                10,404
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                   --                11,044                13,202
   Net transfers (including fixed account)...................                  870              (72,025)              (83,499)
   Policy charges............................................                (954)               (2,331)               (3,069)
   Transfers for policy benefits and terminations............              (5,666)                    --               (9,338)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              (5,750)              (63,312)              (82,704)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              (4,549)              (65,501)              (72,300)
NET ASSETS:
   Beginning of year.........................................                8,654                74,155               146,455
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $            4,105    $            8,654    $           74,155
                                                                ==================    ==================    ==================

                                                                                     AMERICAN FUNDS BOND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          123,941    $          132,520    $          119,188
   Net realized gains (losses)...............................               27,506                10,695               (8,911)
   Change in unrealized gains (losses) on investments........              108,693               121,054               122,161
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              260,140               264,269               232,438
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              681,465               678,665               724,857
   Net transfers (including fixed account)...................              491,460                53,187               320,665
   Policy charges............................................            (388,415)             (360,088)             (355,054)
   Transfers for policy benefits and terminations............            (359,799)             (265,605)             (318,517)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              424,711               106,159               371,951
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              684,851               370,428               604,389
NET ASSETS:
   Beginning of year.........................................            4,735,459             4,365,031             3,760,642
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        5,420,310    $        4,735,459    $        4,365,031
                                                                ==================    ==================    ==================

                                                                         AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          681,533    $          727,300    $          939,977
   Net realized gains (losses)...............................            (342,892)              (68,423)             (386,466)
   Change in unrealized gains (losses) on investments........            9,028,936          (13,188,181)            11,810,164
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            9,367,577          (12,529,304)            12,363,675
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,754,997             7,605,640             8,529,505
   Net transfers (including fixed account)...................          (1,743,129)           (1,805,503)             (976,366)
   Policy charges............................................          (3,801,507)           (4,142,061)           (4,451,588)
   Transfers for policy benefits and terminations............          (3,815,121)           (4,059,136)           (4,114,157)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,604,760)           (2,401,060)           (1,012,606)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,762,817          (14,930,364)            11,351,069
NET ASSETS:
   Beginning of year.........................................           52,474,989            67,405,353            56,054,284
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       59,237,806    $       52,474,989    $       67,405,353
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                      AMERICAN FUNDS GROWTH
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $        879,818  $        630,009  $        700,076
   Net realized gains (losses)......................................          1,170,827           658,869         (328,082)
   Change in unrealized gains (losses) on investments...............         18,556,699       (6,628,058)        19,817,938
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................         20,607,344       (5,339,180)        20,189,932
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................         13,860,300        15,130,932        16,677,167
   Net transfers (including fixed account)..........................        (3,812,042)       (1,178,160)       (1,005,842)
   Policy charges...................................................        (8,845,036)       (9,007,053)       (9,003,630)
   Transfers for policy benefits and terminations...................        (9,088,854)       (8,844,884)       (8,617,264)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................        (7,885,632)       (3,899,165)       (1,949,569)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................         12,721,712       (9,238,345)        18,240,363
NET ASSETS:
   Beginning of year................................................        118,199,510       127,437,855       109,197,492
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $    130,921,222  $    118,199,510  $    127,437,855
                                                                       ================  ================  ================


                                                                                  AMERICAN FUNDS GROWTH-INCOME
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $      1,175,138  $      1,070,960  $        943,129
   Net realized gains (losses)......................................            300,932          (58,726)         (336,443)
   Change in unrealized gains (losses) on investments...............         10,629,027       (2,428,568)         6,948,053
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................         12,105,097       (1,416,334)         7,554,739
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................          8,728,377         9,556,841        10,334,758
   Net transfers (including fixed account)..........................        (1,135,580)         (457,407)         (240,405)
   Policy charges...................................................        (5,615,768)       (5,547,870)       (5,606,668)
   Transfers for policy benefits and terminations...................        (5,724,226)       (4,739,607)       (4,718,644)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................        (3,747,197)       (1,188,043)         (230,959)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................          8,357,900       (2,604,377)         7,323,780
NET ASSETS:
   Beginning of year................................................         71,256,817        73,861,194        66,537,414
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $     79,614,717  $     71,256,817  $     73,861,194
                                                                       ================  ================  ================

                                                                         AMERICAN FUNDS
                                                                        HIGH-INCOME BOND
                                                                       INVESTMENT DIVISION
                                                                       -------------------
                                                                            2012 (b)
                                                                       -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................     $         3,203
   Net realized gains (losses)......................................                   6
   Change in unrealized gains (losses) on investments...............               (677)
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from operations..............................................               2,532
                                                                       -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................                  --
   Net transfers (including fixed account)..........................              54,888
   Policy charges...................................................               (181)
   Transfers for policy benefits and terminations...................                 (8)
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................              54,699
                                                                       -------------------
     Net increase (decrease) in net assets..........................              57,231
NET ASSETS:
   Beginning of year................................................                  --
                                                                       -------------------
   End of year......................................................     $        57,231
                                                                       ===================


                                                                                  AMERICAN FUNDS INTERNATIONAL
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $          7,535  $         10,736  $         13,328
   Net realized gains (losses)......................................            (1,402)             (605)             (608)
   Change in unrealized gains (losses) on investments...............             82,398         (108,507)            46,566
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................             88,531          (98,376)            59,286
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................             46,649             4,120           196,875
   Net transfers (including fixed account)..........................           (25,495)          (89,752)           113,293
   Policy charges...................................................           (12,774)          (18,135)          (17,235)
   Transfers for policy benefits and terminations...................           (69,569)          (82,771)           (7,938)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................           (61,189)         (186,538)           284,995
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................             27,342         (284,914)           344,281
NET ASSETS:
   Beginning of year................................................            524,711           809,625           465,344
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $        552,053  $        524,711  $        809,625
                                                                       ================  ================  ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                      AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                ------------------    -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $              440    $               773    $              683
   Net realized gains (losses)...............................                1,510                  1,620                   643
   Change in unrealized gains (losses) on investments........              (1,126)                    885                 1,804
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                  824                  3,278                 3,130
                                                                ------------------    -------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                6,275                 18,071                 7,825
   Net transfers (including fixed account)...................                   --                (2,592)              (50,106)
   Policy charges............................................              (1,867)                (9,064)              (10,685)
   Transfers for policy benefits and terminations............              (5,579)                (1,984)               (2,565)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              (1,171)                  4,431              (55,531)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets...................                (347)                  7,709              (52,401)
NET ASSETS:
   Beginning of year.........................................               45,539                 37,830                90,231
                                                                ------------------    -------------------    ------------------
   End of year...............................................   $           45,192    $            45,539    $           37,830
                                                                ==================    ===================    ==================

                                                                                DREYFUS VIF INTERNATIONAL VALUE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $             4,882    $            4,085    $            3,367
   Net realized gains (losses)...............................               (1,011)                 (960)              (14,086)
   Change in unrealized gains (losses) on investments........                18,857              (45,726)                19,382
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                22,728              (42,601)                 8,663
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                   895                 1,458                   955
   Net transfers (including fixed account)...................                     6               (1,532)              (65,938)
   Policy charges............................................               (2,557)               (3,962)               (3,958)
   Transfers for policy benefits and terminations............                    --                 (766)                    --
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               (1,656)               (4,802)              (68,941)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................                21,072              (47,403)              (60,278)
NET ASSETS:
   Beginning of year.........................................               184,061               231,464               291,742
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $           205,133    $          184,061    $          231,464
                                                                ===================    ==================    ==================

                                                                             FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           24,972    $            23,605    $           19,264
   Net realized gains (losses)...............................               35,697                 74,260                37,274
   Change in unrealized gains (losses) on investments........              172,026              (205,700)               201,872
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              232,695              (107,835)               258,410
                                                                ------------------    -------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              122,067                182,388               168,558
   Net transfers (including fixed account)...................              249,730               (79,369)              (53,668)
   Policy charges............................................             (68,776)               (78,031)              (69,353)
   Transfers for policy benefits and terminations............                   --              (392,245)             (120,774)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              303,021              (367,257)              (75,237)
                                                                ------------------    -------------------    ------------------
     Net increase (decrease) in net assets...................              535,716              (475,092)               183,173
NET ASSETS:
   Beginning of year.........................................            1,430,516              1,905,608             1,722,435
                                                                ------------------    -------------------    ------------------
   End of year...............................................   $        1,966,232    $         1,430,516    $        1,905,608
                                                                ==================    ===================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                 FIDELITY VIP CONTRAFUND
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           28,837   $           20,916    $           27,427
   Net realized gains (losses)..............................               38,806               12,745             (217,628)
   Change in unrealized gains (losses) on investments.......              288,092             (98,141)               648,547
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              355,735             (64,480)               458,346
                                                               ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              127,751              206,289               166,923
   Net transfers (including fixed account)..................             (78,043)            (243,464)           (1,821,221)
   Policy charges...........................................             (99,800)            (104,834)             (104,054)
   Transfers for policy benefits and terminations...........            (114,270)            (319,235)              (10,806)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (164,362)            (461,244)           (1,769,158)
                                                               ------------------   ------------------    ------------------
     Net increase (decrease) in net assets..................              191,373            (525,724)           (1,310,812)
NET ASSETS:
   Beginning of year........................................            2,151,649            2,677,373             3,988,185
                                                               ------------------   ------------------    ------------------
   End of year..............................................   $        2,343,022   $        2,151,649    $        2,677,373
                                                               ==================   ==================    ==================

                                                                                FIDELITY VIP EQUITY-INCOME
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            1,836    $              637    $            3,327
   Net realized gains (losses)..............................                3,239                 2,625               (5,418)
   Change in unrealized gains (losses) on investments.......              (1,146)               (8,921)                31,745
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                3,929               (5,659)                29,654
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                1,366                26,285                37,251
   Net transfers (including fixed account)..................               39,024              (55,376)             (103,500)
   Policy charges...........................................                (617)               (4,868)               (6,481)
   Transfers for policy benefits and terminations...........                   --             (144,483)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               39,773             (178,442)              (72,730)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................               43,702             (184,101)              (43,076)
NET ASSETS:
   Beginning of year........................................               18,589               202,690               245,766
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $           62,291    $           18,589    $          202,690
                                                               ==================    ==================    ==================

                                                                                FIDELITY VIP FREEDOM 2010
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               -----------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $             564    $              576    $              545
   Net realized gains (losses)..............................                 633                 1,481                   537
   Change in unrealized gains (losses) on investments.......               2,707               (2,344)                 2,036
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................               3,904                 (287)                 3,118
                                                               -----------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               2,629                 2,823                 2,793
   Net transfers (including fixed account)..................                 210                   884                12,520
   Policy charges...........................................                  --                    --                    --
   Transfers for policy benefits and terminations...........             (1,249)               (1,136)               (1,119)
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               1,590                 2,571                14,194
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets..................               5,494                 2,284                17,312
NET ASSETS:
   Beginning of year........................................              34,144                31,860                14,548
                                                               -----------------    ------------------    ------------------
   End of year..............................................   $          39,638    $           34,144    $           31,860
                                                               =================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                FIDELITY VIP FREEDOM 2020
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                               -----------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          14,905    $           15,048    $           14,881
   Net realized gains (losses)..............................              14,637                12,805                 8,278
   Change in unrealized gains (losses) on investments.......              62,352              (33,543)                70,032
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              91,894               (5,690)                93,191
                                                               -----------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              13,429                12,681                10,953
   Net transfers (including fixed account)..................            (20,603)                33,211                 1,108
   Policy charges...........................................            (10,886)              (10,197)               (9,499)
   Transfers for policy benefits and terminations...........             (8,824)              (68,993)               (5,562)
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (26,884)              (33,298)               (3,000)
                                                               -----------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              65,010              (38,988)                90,191
NET ASSETS:
   Beginning of year........................................             699,714               738,702               648,511
                                                               -----------------    ------------------    ------------------
   End of year..............................................   $         764,724    $          699,714    $          738,702
                                                               =================    ==================    ==================

                                                                                 FIDELITY VIP FREEDOM 2030
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              665    $            1,018    $           1,885
   Net realized gains (losses)..............................                3,280                11,923                1,390
   Change in unrealized gains (losses) on investments.......                3,591              (12,843)               11,839
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................                7,536                    98               15,114
                                                               ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                1,320                 2,634                3,169
   Net transfers (including fixed account)..................             (21,760)              (51,129)               62,506
   Policy charges...........................................                   --                 (455)              (1,273)
   Transfers for policy benefits and terminations...........              (1,232)               (2,369)              (3,063)
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             (21,672)              (51,319)               61,339
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets..................             (14,136)              (51,221)               76,453
NET ASSETS:
   Beginning of year........................................               56,970               108,191               31,738
                                                               ------------------    ------------------    -----------------
   End of year..............................................   $           42,834    $           56,970    $         108,191
                                                               ==================    ==================    =================

                                                                       FIDELITY VIP FREEDOM 2050
                                                                          INVESTMENT DIVISION
                                                               ----------------------------------------
                                                                      2012                2011 (c)
                                                               ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              283    $              228
   Net realized gains (losses)..............................                2,160               (3,654)
   Change in unrealized gains (losses) on investments.......                  199                 1,450
                                                               ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                2,642               (1,976)
                                                               ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                   --                    --
   Net transfers (including fixed account)..................                   --                17,414
   Policy charges...........................................                   --                    --
   Transfers for policy benefits and terminations...........                (281)                    --
                                                               ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                (281)                17,414
                                                               ------------------    ------------------
     Net increase (decrease) in net assets..................                2,361                15,438
NET ASSETS:
   Beginning of year........................................               15,438                    --
                                                               ------------------    ------------------
   End of year..............................................   $           17,799    $           15,438
                                                               ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                               FIDELITY VIP HIGH INCOME
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            9,229    $           2,953    $              340
   Net realized gains (losses).............................                   67                   13                 (227)
   Change in unrealized gains (losses) on investments......              (1,277)              (1,768)                   801
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................                8,019                1,198                   914
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                1,301                3,335                    --
   Net transfers (including fixed account).................              115,054               34,562              (36,834)
   Policy charges..........................................              (2,451)                (357)                 (282)
   Transfers for policy benefits and terminations..........                   --                 (80)                 (148)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              113,904               37,460              (37,264)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              121,923               38,658              (36,350)
NET ASSETS:
   Beginning of year.......................................               43,223                4,565                40,915
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          165,146    $          43,223    $            4,565
                                                              ==================    =================    ==================

                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $           37,562    $           54,637   $           18,206
   Net realized gains (losses).............................               81,674                21,189               23,465
   Change in unrealized gains (losses) on investments......              (8,975)                 1,742             (13,312)
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              110,261                77,568               28,359
                                                              ------------------    ------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                  829                 1,122                  829
   Net transfers (including fixed account).................              464,291             1,150,764              281,430
   Policy charges..........................................             (27,932)              (16,946)              (9,224)
   Transfers for policy benefits and terminations..........              (9,509)                    --                   --
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              427,679             1,134,940              273,035
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets.................              537,940             1,212,508              301,394
NET ASSETS:
   Beginning of year.......................................            1,747,852               535,344              233,950
                                                              ------------------    ------------------   ------------------
   End of year.............................................   $        2,285,792    $        1,747,852   $          535,344
                                                              ==================    ==================   ==================

                                                                                 FIDELITY VIP MID CAP
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            2,865   $              150    $              502
   Net realized gains (losses).............................               67,641               12,027                 3,104
   Change in unrealized gains (losses) on investments......               20,392             (60,535)                83,723
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               90,898             (48,358)                87,329
                                                              ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               78,618                5,952                95,232
   Net transfers (including fixed account).................               25,075              253,173                77,140
   Policy charges..........................................             (15,222)             (11,223)               (9,033)
   Transfers for policy benefits and terminations..........             (44,408)             (47,617)               (4,506)
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               44,063              200,285               158,833
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets.................              134,961              151,927               246,162
NET ASSETS:
   Beginning of year.......................................              613,958              462,031               215,869
                                                              ------------------   ------------------    ------------------
   End of year.............................................   $          748,919   $          613,958    $          462,031
                                                              ==================   ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           21,682    $           22,691    $           10,103
   Net realized gains (losses)..............................               49,608                 1,929               (4,189)
   Change in unrealized gains (losses) on investments.......               33,439              (59,670)                81,592
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              104,729              (35,050)                87,506
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               83,607                53,641                97,464
   Net transfers (including fixed account)..................             (97,388)               113,146              (79,267)
   Policy charges...........................................             (22,528)              (24,225)              (20,745)
   Transfers for policy benefits and terminations...........             (49,079)             (291,009)                 (141)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             (85,388)             (148,447)               (2,689)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................               19,341             (183,497)                84,817
NET ASSETS:
   Beginning of year........................................              783,835               967,332               882,515
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          803,176    $          783,835    $          967,332
                                                               ==================    ==================    ==================

                                                                            FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          115,174    $           89,150    $          164,170
   Net realized gains (losses)..............................             (16,852)               253,750              (50,450)
   Change in unrealized gains (losses) on investments.......              501,451             (552,735)               614,425
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              599,773             (209,835)               728,145
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              303,212               379,032               834,212
   Net transfers (including fixed account)..................              178,098           (5,636,582)               220,184
   Policy charges...........................................            (140,398)             (243,478)             (404,941)
   Transfers for policy benefits and terminations...........                   --             (512,046)              (68,047)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              340,912           (6,013,074)               581,408
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              940,685           (6,222,909)             1,309,553
NET ASSETS:
   Beginning of year........................................            3,021,785             9,244,694             7,935,141
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $        3,962,470    $        3,021,785    $        9,244,694
                                                               ==================    ==================    ==================

                                                                          FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           24,244    $           10,824    $               60
   Net realized gains (losses)..............................                  352              (11,299)                 4,601
   Change in unrealized gains (losses) on investments.......               26,566              (11,949)                 (171)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................               51,162              (12,424)                 4,490
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               41,308                38,191                 9,303
   Net transfers (including fixed account)..................               73,730               482,861               (9,428)
   Policy charges...........................................             (10,633)               (7,628)                 (825)
   Transfers for policy benefits and terminations...........              (2,811)             (215,383)               (3,516)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              101,594               298,041               (4,466)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              152,756               285,617                    24
NET ASSETS:
   Beginning of year........................................              289,345                 3,728                 3,704
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          442,101    $          289,345    $            3,728
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                  GOLDMAN SACHS MID-CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------   -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $             2,932   $             2,221    $            2,264
   Net realized gains (losses)...............................                 (683)              (27,627)              (13,608)
   Change in unrealized gains (losses) on investments........                45,178                 1,030                84,633
                                                                -------------------   -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                47,427              (24,376)                73,289
                                                                -------------------   -------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                    --                    --                    --
   Net transfers (including fixed account)...................                    --                    --              (23,223)
   Policy charges............................................               (8,787)               (9,130)               (9,204)
   Transfers for policy benefits and terminations............              (48,734)              (65,335)               (2,114)
                                                                -------------------   -------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              (57,521)              (74,465)              (34,541)
                                                                -------------------   -------------------    ------------------
     Net increase (decrease) in net assets...................              (10,094)              (98,841)                38,748
NET ASSETS:
   Beginning of year.........................................               268,248               367,089               328,341
                                                                -------------------   -------------------    ------------------
   End of year...............................................   $           258,154   $           268,248    $          367,089
                                                                ===================   ===================    ==================

                                                                          GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $              308    $              424    $              254
   Net realized gains (losses)...............................                5,427                   175               (7,335)
   Change in unrealized gains (losses) on investments........                (629)                 (255)                18,632
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                5,106                   344                11,551
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                4,965                   468                 4,077
   Net transfers (including fixed account)...................             (32,037)                    --              (33,283)
   Policy charges............................................              (1,976)               (1,804)               (1,601)
   Transfers for policy benefits and terminations............                   --                   (1)                    --
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (29,048)               (1,337)              (30,807)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................             (23,942)                 (993)              (19,256)
NET ASSETS:
   Beginning of year.........................................               50,259                51,252                70,508
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $           26,317    $           50,259    $           51,252
                                                                ==================    ==================    ==================

                                                                                INVESCO V.I. GLOBAL REAL ESTATE
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $            10,832    $           72,431    $           71,976
   Net realized gains (losses)...............................              (24,321)             (158,339)             (130,047)
   Change in unrealized gains (losses) on investments........               481,388              (44,519)               289,353
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................               467,899             (130,427)               231,282
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                92,394                18,821                 3,708
   Net transfers (including fixed account)...................               676,565               131,727              (63,773)
   Policy charges............................................              (68,963)              (66,134)              (53,968)
   Transfers for policy benefits and terminations............              (43,803)              (60,454)              (26,660)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               656,193                23,960             (140,693)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................             1,124,092             (106,467)                90,589
NET ASSETS:
   Beginning of year.........................................             1,490,644             1,597,111             1,506,522
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $         2,614,736    $        1,490,644    $        1,597,111
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         INVESCO V.I. GOVERNMENT SECURITIES
                                                                                 INVESTMENT DIVISION
                                                                       ---------------------------------------
                                                                              2012                2011 (d)
                                                                       ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................  $               --    $              --
   Net realized gains (losses).......................................               1,308                1,389
   Change in unrealized gains (losses) on investments................             (1,335)                1,336
                                                                       ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations...............................................                (27)                2,725
                                                                       ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners......................                  --                   --
   Net transfers (including fixed account)...........................            (21,034)               19,885
   Policy charges....................................................               (119)              (1,119)
   Transfers for policy benefits and terminations....................                  --                   --
                                                                       ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions......................................            (21,153)               18,766
                                                                       ------------------    -----------------
     Net increase (decrease) in net assets...........................            (21,180)               21,491
NET ASSETS:
   Beginning of year.................................................              21,491                   --
                                                                       ------------------    -----------------
   End of year.......................................................  $              311    $          21,491
                                                                       ==================    =================

                                                                                    INVESCO V.I. INTERNATIONAL GROWTH
                                                                                           INVESTMENT DIVISION
                                                                       -------------------------------------------------------------
                                                                              2012                 2011                  2010
                                                                       ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................  $           90,329    $           3,660    $            4,364
   Net realized gains (losses).......................................              18,589                3,888                 1,465
   Change in unrealized gains (losses) on investments................             685,032             (28,330)                26,537
                                                                       ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations...............................................             793,950             (20,782)                32,366
                                                                       ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners......................           1,064,864                3,175                43,890
   Net transfers (including fixed account)...........................           4,933,992             (26,489)               184,805
   Policy charges....................................................           (310,061)              (6,987)               (5,205)
   Transfers for policy benefits and terminations....................                  --            (197,921)               (1,805)
                                                                       ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions......................................           5,688,795            (228,222)               221,685
                                                                       ------------------    -----------------    ------------------
     Net increase (decrease) in net assets...........................           6,482,745            (249,004)               254,051
NET ASSETS:
   Beginning of year.................................................              23,407              272,411                18,360
                                                                       ------------------    -----------------    ------------------
   End of year.......................................................  $        6,506,152    $          23,407    $          272,411
                                                                       ==================    =================    ==================

                                                                                    INVESCO V.I. VAN KAMPEN COMSTOCK
                                                                                           INVESTMENT DIVISION
                                                                       -------------------------------------------------------------
                                                                              2012                 2011                2010 (e)
                                                                       ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................  $            3,483   $              489    $               --
   Net realized gains (losses).......................................               1,338                (127)                    53
   Change in unrealized gains (losses) on investments................              32,459              (6,181)                    45
                                                                       ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations...............................................              37,280              (5,819)                    98
                                                                       ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners......................              26,415               18,211                    --
   Net transfers (including fixed account)...........................            (11,358)              148,276                31,986
   Policy charges....................................................             (5,093)              (2,690)                    --
   Transfers for policy benefits and terminations....................                  --                   --                    --
                                                                       ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions......................................               9,964              163,797                31,986
                                                                       ------------------   ------------------    ------------------
     Net increase (decrease) in net assets...........................              47,244              157,978                32,084
NET ASSETS:
   Beginning of year.................................................             190,062               32,084                    --
                                                                       ------------------   ------------------    ------------------
   End of year.......................................................  $          237,306   $          190,062    $           32,084
                                                                       ==================   ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                   JANUS ASPEN BALANCED
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           27,163    $           44,376    $           54,166
   Net realized gains (losses)..............................              115,247               137,912                26,581
   Change in unrealized gains (losses) on investments.......               25,664             (161,867)                90,252
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              168,074                20,421               170,999
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              153,325               105,004               500,783
   Net transfers (including fixed account)..................            (463,753)             (679,101)               426,734
   Policy charges...........................................             (37,906)              (57,528)              (54,051)
   Transfers for policy benefits and terminations...........             (58,979)             (575,867)               (8,070)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (407,313)           (1,207,492)               865,396
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            (239,239)           (1,187,071)             1,036,395
NET ASSETS:
   Beginning of year........................................            1,339,788             2,526,859             1,490,464
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $        1,100,549    $        1,339,788    $        2,526,859
                                                               ==================    ==================    ==================

                                                                                     JANUS ASPEN FORTY
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            5,152    $            2,325    $            2,433
   Net realized gains (losses)..............................               38,660                43,353                14,051
   Change in unrealized gains (losses) on investments.......              126,343             (117,114)                47,707
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              170,155              (71,436)                64,191
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               86,108                58,591               190,160
   Net transfers (including fixed account)..................             (41,907)             (237,596)                46,953
   Policy charges...........................................             (29,645)              (30,157)              (32,843)
   Transfers for policy benefits and terminations...........                   --             (229,034)               (6,634)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               14,556             (438,196)               197,636
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              184,711             (509,632)               261,827
NET ASSETS:
   Beginning of year........................................              703,136             1,212,768               950,941
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          887,847    $          703,136    $        1,212,768
                                                               ==================    ==================    ==================

                                                                                     JANUS ASPEN JANUS
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $            5,213    $            5,397    $           73,809
   Net realized gains (losses)..............................               29,069             1,561,413                52,158
   Change in unrealized gains (losses) on investments.......              122,884           (1,416,036)               848,330
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              157,166               150,774               974,297
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               19,037                 6,403               635,005
   Net transfers (including fixed account)..................             (14,200)           (6,850,158)              (58,773)
   Policy charges...........................................             (41,868)              (89,176)             (348,978)
   Transfers for policy benefits and terminations...........              (6,552)             (191,751)                    --
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             (43,583)           (7,124,682)               227,254
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................              113,583           (6,973,908)             1,201,551
NET ASSETS:
   Beginning of year........................................              858,094             7,832,002             6,630,451
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $          971,677    $          858,094    $        7,832,002
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                 JANUS ASPEN OVERSEAS
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            2,519   $            1,291    $            1,609
   Net realized gains (losses).............................               36,365             (90,371)                 4,218
   Change in unrealized gains (losses) on investments......                8,927            (214,175)                62,994
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               47,811            (303,255)                68,821
                                                              ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               72,495               17,337                61,601
   Net transfers (including fixed account).................                 (60)              362,799               175,192
   Policy charges..........................................             (20,490)             (57,215)               (7,851)
   Transfers for policy benefits and terminations..........              (1,949)             (51,382)               (4,005)
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               49,996              271,539               224,937
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets.................               97,807             (31,716)               293,758
NET ASSETS:
   Beginning of year.......................................              344,135              375,851                82,093
                                                              ------------------   ------------------    ------------------
   End of year.............................................   $          441,942   $          344,135    $          375,851
                                                              ==================   ==================    ==================

                                                                                  MFS VIT GLOBAL EQUITY
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $               61    $             575    $            1,232
   Net realized gains (losses).............................                  428               12,787                   183
   Change in unrealized gains (losses) on investments......                6,795             (16,173)                19,523
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................                7,284              (2,811)                20,938
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                2,223               10,718                28,453
   Net transfers (including fixed account).................              121,236            (180,476)               103,015
   Policy charges..........................................                (579)              (1,554)               (2,958)
   Transfers for policy benefits and terminations..........                (150)             (47,257)               (1,538)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              122,730            (218,569)               126,972
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              130,014            (221,380)               147,910
NET ASSETS:
   Beginning of year.......................................                5,414              226,794                78,884
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          135,428    $           5,414    $          226,794
                                                              ==================    =================    ==================

                                                                                  MFS VIT HIGH INCOME
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          10,779    $           12,069    $           8,657
   Net realized gains (losses).............................               2,215                   361                  680
   Change in unrealized gains (losses) on investments......               6,400               (7,343)                7,331
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              19,394                 5,087               16,668
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                  --                    --                   --
   Net transfers (including fixed account).................               9,417                    --                (706)
   Policy charges..........................................             (2,141)               (1,863)              (1,750)
   Transfers for policy benefits and terminations..........               (714)                  (22)                   --
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               6,562               (1,885)              (2,456)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              25,956                 3,202               14,212
NET ASSETS:
   Beginning of year.......................................             135,311               132,109              117,897
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         161,267    $          135,311    $         132,109
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010





                                                                                      MFS VIT NEW DISCOVERY
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $             --  $             --  $             --
   Net realized gains (losses)......................................             16,176            18,098               544
   Change in unrealized gains (losses) on investments...............             11,186          (32,906)            28,843
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................             27,362          (14,808)            29,387
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................             25,604             6,694             8,926
   Net transfers (including fixed account)..........................              1,556                 5            94,362
   Policy charges...................................................            (4,934)           (4,419)           (2,781)
   Transfers for policy benefits and terminations...................                 --                --                --
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................             22,226             2,280           100,507
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................             49,588          (12,528)           129,894
NET ASSETS:
   Beginning of year................................................            122,395           134,923             5,029
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $        171,983  $        122,395  $        134,923
                                                                       ================  ================  ================




                                                                                          MFS VIT VALUE
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $            668  $            999  $            969
   Net realized gains (losses)......................................              3,543           (9,686)             (552)
   Change in unrealized gains (losses) on investments...............              2,241             6,173             7,585
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................              6,452           (2,514)             8,002
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................                 --                --                --
   Net transfers (including fixed account)..........................                 --                --                --
   Policy charges...................................................            (2,417)           (2,722)           (2,906)
   Transfers for policy benefits and terminations...................           (31,172)          (29,560)               (2)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................           (33,589)          (32,282)           (2,908)
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................           (27,137)          (34,796)             5,094
NET ASSETS:
   Beginning of year................................................             44,299            79,095            74,001
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $         17,162  $         44,299  $         79,095
                                                                       ================  ================  ================

                                                                              MIST
                                                                        ALLIANCEBERNSTEIN
                                                                         GLOBAL DYNAMIC
                                                                           ALLOCATION
                                                                       INVESTMENT DIVISION
                                                                       -------------------
                                                                            2012 (f)
                                                                       -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................     $            --
   Net realized gains (losses)......................................                  --
   Change in unrealized gains (losses) on investments...............                 163
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from operations..............................................                 163
                                                                       -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................               1,541
   Net transfers (including fixed account)..........................               5,907
   Policy charges...................................................               (513)
   Transfers for policy benefits and terminations...................                  --
                                                                       -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................               6,935
                                                                       -------------------
     Net increase (decrease) in net assets..........................               7,098
NET ASSETS:
   Beginning of year................................................                  --
                                                                       -------------------
   End of year......................................................     $         7,098
                                                                       ===================




                                                                             MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                       INVESTMENT DIVISION
                                                                       ----------------------------------------------------
                                                                             2012              2011              2010
                                                                       ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....................................   $         10,680  $          6,635  $          3,146
   Net realized gains (losses)......................................              9,312             6,294             1,822
   Change in unrealized gains (losses) on investments...............             50,640          (23,258)            26,193
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations..............................................             70,632          (10,329)            31,161
                                                                       ----------------  ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.....................             95,603           100,111           105,391
   Net transfers (including fixed account)..........................              9,483            36,239            89,836
   Policy charges...................................................           (41,140)          (32,003)          (11,710)
   Transfers for policy benefits and terminations...................           (19,150)           (5,429)                --
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.....................................             44,796            98,918           183,517
                                                                       ----------------  ----------------  ----------------
     Net increase (decrease) in net assets..........................            115,428            88,589           214,678
NET ASSETS:
   Beginning of year................................................            515,995           427,406           212,728
                                                                       ----------------  ----------------  ----------------
   End of year......................................................   $        631,423  $        515,995  $        427,406
                                                                       ================  ================  ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                          MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              --------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                              ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $           13,384    $           10,815    $            2,434
   Net realized gains (losses)..............................              16,384                 9,254                 5,990
   Change in unrealized gains (losses) on investments.......              96,877              (58,738)                79,550
                                                              ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................             126,645              (38,669)                87,974
                                                              ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............             256,426               267,061               355,048
   Net transfers (including fixed account)..................              39,236                31,086               223,657
   Policy charges...........................................           (109,463)             (124,905)              (93,195)
   Transfers for policy benefits and terminations...........           (167,111)              (59,628)               (2,170)
                                                              ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              19,088               113,614               483,340
                                                              ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................             145,733                74,945               571,314
NET ASSETS:
   Beginning of year........................................             781,245               706,300               134,986
                                                              ------------------    ------------------    ------------------
   End of year..............................................  $          926,978    $          781,245    $          706,300
                                                              ==================    ==================    ==================



                                                                         MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $           10,434    $            5,453   $            2,501
   Net realized gains (losses)..............................              11,099                 3,384                  646
   Change in unrealized gains (losses) on investments.......              29,635               (7,233)               16,902
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              51,168                 1,604               20,049
                                                              ------------------    ------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............             224,194               153,402              103,657
   Net transfers (including fixed account)..................              22,347                57,534               70,020
   Policy charges...........................................            (81,784)              (55,936)             (37,265)
   Transfers for policy benefits and terminations...........            (29,845)               (5,092)              (2,260)
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             134,912               149,908              134,152
                                                              ------------------    ------------------   ------------------
     Net increase (decrease) in net assets..................             186,080               151,512              154,201
NET ASSETS:
   Beginning of year........................................             401,606               250,094               95,893
                                                              ------------------    ------------------   ------------------
   End of year..............................................  $          587,686    $          401,606   $          250,094
                                                              ==================    ==================   ==================

                                                                   MIST AQR         MIST BLACKROCK
                                                                  GLOBAL RISK       GLOBAL TACTICAL
                                                                   BALANCED           STRATEGIES
                                                              INVESTMENT DIVISION INVESTMENT DIVISION
                                                              ------------------- -------------------
                                                                   2012 (f)            2012 (f)
                                                              ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $               --  $               --
   Net realized gains (losses)..............................                (28)                  51
   Change in unrealized gains (losses) on investments.......                 375                 878
                                                              ------------------- -------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                 347                 929
                                                              ------------------- -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               2,706               5,304
   Net transfers (including fixed account)..................              22,769              34,552
   Policy charges...........................................             (1,026)             (1,705)
   Transfers for policy benefits and terminations...........                (12)                 (2)
                                                              ------------------- -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              24,437              38,149
                                                              ------------------- -------------------
     Net increase (decrease) in net assets..................              24,784              39,078
NET ASSETS:
   Beginning of year........................................                  --                  --
                                                              ------------------- -------------------
   End of year..............................................  $           24,784  $           39,078
                                                              =================== ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                               MIST BLACKROCK LARGE CAP CORE
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                 2010
                                                               ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $        2,105,871    $       1,842,952    $        2,318,294
   Net realized gains (losses)..............................          (3,353,915)          (4,542,808)           (7,248,214)
   Change in unrealized gains (losses) on investments.......           38,395,441            3,050,880            38,497,976
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................           37,147,397              351,024            33,568,056
                                                               ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           30,263,186           32,085,988            34,809,861
   Net transfers (including fixed account)..................          (3,536,610)          (2,768,320)           (2,767,361)
   Policy charges...........................................         (25,681,797)         (26,055,182)          (26,462,547)
   Transfers for policy benefits and terminations...........         (22,249,090)         (21,487,307)          (21,236,249)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................         (21,204,311)         (18,224,821)          (15,656,296)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................           15,943,086         (17,873,797)            17,911,760
NET ASSETS:
   Beginning of year........................................          291,615,739          309,489,536           291,577,776
                                                               ------------------    -----------------    ------------------
   End of year..............................................   $      307,558,825    $     291,615,739    $      309,489,536
                                                               ==================    =================    ==================

                                                                             MIST CLARION GLOBAL REAL ESTATE
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          469,650    $         822,247    $        1,533,638
   Net realized gains (losses)..............................            (282,095)            (421,589)             (571,095)
   Change in unrealized gains (losses) on investments.......            4,988,577          (1,500,208)             1,969,823
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            5,176,132          (1,099,550)             2,932,366
                                                               ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............            2,592,509            2,829,699             3,115,895
   Net transfers (including fixed account)..................            1,803,836            (266,335)               (6,843)
   Policy charges...........................................          (1,523,067)          (1,472,266)           (1,472,706)
   Transfers for policy benefits and terminations...........          (1,526,479)          (1,591,725)           (1,474,613)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            1,346,799            (500,627)               161,733
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................            6,522,931          (1,600,177)             3,094,099
NET ASSETS:
   Beginning of year........................................           19,560,387           21,160,564            18,066,465
                                                               ------------------    -----------------    ------------------
   End of year..............................................   $       26,083,318    $      19,560,387    $       21,160,564
                                                               ==================    =================    ==================

                                                                                MIST DREMAN SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              358    $              472    $             172
   Net realized gains (losses)..............................                3,130                 1,124                  403
   Change in unrealized gains (losses) on investments.......                1,696               (4,058)                3,392
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................                5,184               (2,462)                3,967
                                                               ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               11,572                 8,977                2,082
   Net transfers (including fixed account)..................              (1,795)                 6,064                6,849
   Policy charges...........................................              (6,279)               (4,130)              (2,545)
   Transfers for policy benefits and terminations...........              (6,067)                    --                   --
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................              (2,569)                10,911                6,386
                                                               ------------------    ------------------    -----------------
     Net increase (decrease) in net assets..................                2,615                 8,449               10,353
NET ASSETS:
   Beginning of year........................................               35,938                27,489               17,136
                                                               ------------------    ------------------    -----------------
   End of year..............................................   $           38,553    $           35,938    $          27,489
                                                               ==================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                   MIST HARRIS OAKMARK INTERNATIONAL
                                                                                          INVESTMENT DIVISION
                                                                         -----------------------------------------------------
                                                                               2012               2011              2010
                                                                         ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................   $        497,722  $        (38,360)  $        531,826
   Net realized gains (losses)........................................          (140,345)          (114,036)         (312,283)
   Change in unrealized gains (losses) on investments.................          7,474,599        (4,256,535)         4,235,035
                                                                         ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations................................................          7,831,976        (4,408,931)         4,454,578
                                                                         ----------------  -----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................          3,418,984          3,837,373         4,074,673
   Net transfers (including fixed account)............................          (782,470)            133,438           669,473
   Policy charges.....................................................        (1,876,193)        (1,940,266)       (1,984,772)
   Transfers for policy benefits and terminations.....................        (2,206,344)        (1,949,570)       (2,128,605)
                                                                         ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................        (1,446,023)             80,975           630,769
                                                                         ----------------  -----------------  ----------------
     Net increase (decrease) in net assets............................          6,385,953        (4,327,956)         5,085,347
NET ASSETS:
   Beginning of year..................................................         27,216,742         31,544,698        26,459,351
                                                                         ----------------  -----------------  ----------------
   End of year........................................................   $     33,602,695  $      27,216,742  $     31,544,698
                                                                         ================  =================  ================

                                                                            MIST INVESCO
                                                                            BALANCED-RISK
                                                                             ALLOCATION
                                                                         INVESTMENT DIVISION
                                                                         -------------------
                                                                              2012 (f)
                                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................    $             23
   Net realized gains (losses)........................................                  83
   Change in unrealized gains (losses) on investments.................                 (2)
                                                                         -------------------
     Net increase (decrease) in net assets resulting
       from operations................................................                 104
                                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................               1,603
   Net transfers (including fixed account)............................               6,312
   Policy charges.....................................................               (506)
   Transfers for policy benefits and terminations.....................                  --
                                                                         -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................               7,409
                                                                         -------------------
     Net increase (decrease) in net assets............................               7,513
NET ASSETS:
   Beginning of year..................................................                  --
                                                                         -------------------
   End of year........................................................    $          7,513
                                                                         ===================



                                                                                     MIST INVESCO SMALL CAP GROWTH
                                                                                          INVESTMENT DIVISION
                                                                         ------------------------------------------------------
                                                                               2012               2011               2010
                                                                         -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................   $         (5,823)  $        (5,378)  $         (4,411)
   Net realized gains (losses)........................................             428,171           169,309           (15,371)
   Change in unrealized gains (losses) on investments.................             331,488         (192,641)            887,599
                                                                         -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from operations................................................             753,836          (28,710)            867,817
                                                                         -----------------  ----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................             443,063           453,004            471,774
   Net transfers (including fixed account)............................           (437,534)            42,346            164,724
   Policy charges.....................................................           (265,168)         (262,281)          (242,532)
   Transfers for policy benefits and terminations.....................           (290,496)         (261,290)          (184,521)
                                                                         -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................           (550,135)          (28,221)            209,445
                                                                         -----------------  ----------------  -----------------
     Net increase (decrease) in net assets............................             203,701          (56,931)          1,077,262
NET ASSETS:
   Beginning of year..................................................           4,412,967         4,469,898          3,392,636
                                                                         -----------------  ----------------  -----------------
   End of year........................................................   $       4,616,668  $      4,412,967  $       4,469,898
                                                                         =================  ================  =================



                                                                                           MIST JANUS FORTY
                                                                                          INVESTMENT DIVISION
                                                                         -----------------------------------------------------
                                                                               2012               2011              2010
                                                                         ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......................................   $         43,475   $        231,367  $        202,308
   Net realized gains (losses)........................................            176,627              2,199          (41,591)
   Change in unrealized gains (losses) on investments.................          2,618,525        (1,278,619)         1,120,682
                                                                         ----------------   ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations................................................          2,838,627        (1,045,053)         1,281,399
                                                                         ----------------   ----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.......................          1,848,830          2,050,382         2,241,409
   Net transfers (including fixed account)............................            554,060        (1,014,538)           410,883
   Policy charges.....................................................        (1,037,840)          (966,083)         (991,073)
   Transfers for policy benefits and terminations.....................        (1,121,178)          (795,086)         (788,374)
                                                                         ----------------   ----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.......................................            243,872          (725,325)           872,845
                                                                         ----------------   ----------------  ----------------
     Net increase (decrease) in net assets............................          3,082,499        (1,770,378)         2,154,244
NET ASSETS:
   Beginning of year..................................................         12,484,277         14,254,655        12,100,411
                                                                         ----------------   ----------------  ----------------
   End of year........................................................   $     15,566,776   $     12,484,277  $     14,254,655
                                                                         ================   ================  ================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                              MIST JPMORGAN
                                              GLOBAL ACTIVE
                                               ALLOCATION              MIST LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
                                           INVESTMENT DIVISION                      INVESTMENT DIVISION
                                           ------------------- -------------------------------------------------------------
                                                2012 (f)              2012                  2011                  2010
                                           ------------------- ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $               68  $           20,415    $            2,384    $             392
   Net realized gains (losses)...........                 107             171,678                93,448             (57,251)
   Change in unrealized gains (losses)
     on investments......................                 152           2,107,124             (217,464)            1,583,027
                                           ------------------- ------------------    ------------------    -----------------
     Net increase (decrease) in net assets
       resulting from operations.........                 327           2,299,217             (121,632)            1,526,168
                                           ------------------- ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners.......................               1,977           1,437,587             1,318,130              897,883
   Net transfers (including fixed account)              17,364              70,510             5,034,717            (116,646)
   Policy charges........................               (785)           (965,403)             (807,741)            (544,125)
   Transfers for policy benefits and
     terminations........................                  --           (981,320)             (890,256)            (464,163)
                                           ------------------- ------------------    ------------------    -----------------
     Net increase (decrease) in net assets
       resulting from policy transactions              18,556           (438,626)             4,654,850            (227,051)
                                           ------------------- ------------------    ------------------    -----------------
     Net increase (decrease) in net assets              18,883           1,860,591             4,533,218            1,299,117
NET ASSETS:
   Beginning of year.....................                  --          12,365,794             7,832,576            6,533,459
                                           ------------------- ------------------    ------------------    -----------------
   End of year...........................  $           18,883  $       14,226,385    $       12,365,794    $       7,832,576
                                           =================== ==================    ==================    =================



                                                         MIST LORD ABBETT BOND DEBENTURE
                                                               INVESTMENT DIVISION
                                           -------------------------------------------------------------
                                                  2012                 2011                  2010
                                           ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $        1,923,060   $        1,509,115    $        1,660,434
   Net realized gains (losses)...........             218,347              583,376               240,525
   Change in unrealized gains (losses)
     on investments......................           1,167,280            (863,576)             1,315,427
                                           ------------------   ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from operations.........           3,308,687            1,228,915             3,216,386
                                           ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners.......................           2,367,942            2,158,065             2,523,009
   Net transfers (including fixed account)             308,984          (2,168,860)             (548,415)
   Policy charges........................         (1,678,880)          (1,640,766)           (1,768,086)
   Transfers for policy benefits and
     terminations........................         (1,522,631)          (1,520,091)           (1,782,906)
                                           ------------------   ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from policy transactions           (524,585)          (3,171,652)           (1,576,398)
                                           ------------------   ------------------    ------------------
     Net increase (decrease) in net assets           2,784,102          (1,942,737)             1,639,988
NET ASSETS:
   Beginning of year.....................          25,730,993           27,673,730            26,033,742
                                           ------------------   ------------------    ------------------
   End of year...........................  $       28,515,095   $       25,730,993    $       27,673,730
                                           ==================   ==================    ==================



                                                         MIST LORD ABBETT MID CAP VALUE
                                                               INVESTMENT DIVISION
                                           -------------------------------------------------------------
                                                  2012                 2011                  2010
                                           -----------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........  $        (48,839)    $              603    $              568
   Net realized gains (losses)...........           (82,924)                   818                 3,236
   Change in unrealized gains (losses)
     on investments......................          2,481,449               (5,510)                19,769
                                           -----------------    ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from operations.........          2,349,686               (4,089)                23,573
                                           -----------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners.......................          4,895,051                 5,506                 6,334
   Net transfers (including fixed account)         74,538,068                11,792              (18,047)
   Policy charges........................        (3,428,791)               (3,541)               (4,191)
   Transfers for policy benefits and
     terminations........................        (3,581,952)                    --                    --
                                           -----------------    ------------------    ------------------
     Net increase (decrease) in net assets
       resulting from policy transactions         72,422,376                13,757              (15,904)
                                           -----------------    ------------------    ------------------
     Net increase (decrease) in net assets         74,772,062                 9,668                 7,669
NET ASSETS:
   Beginning of year.....................            120,858               111,190               103,521
                                           -----------------    ------------------    ------------------
   End of year...........................  $      74,892,920    $          120,858    $          111,190
                                           =================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                               MIST MET/FRANKLIN INCOME
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $           13,809    $           8,323    $            3,216
   Net realized gains (losses).............................                6,138                5,705                   823
   Change in unrealized gains (losses) on investments......               16,385              (8,507)                10,272
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               36,332                5,521                14,311
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               63,058               44,198                28,894
   Net transfers (including fixed account).................               32,509               67,493                66,675
   Policy charges..........................................             (28,891)             (23,591)              (12,613)
   Transfers for policy benefits and terminations..........                (397)              (7,430)               (1,480)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               66,279               80,670                81,476
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              102,611               86,191                95,787
NET ASSETS:
   Beginning of year.......................................              237,483              151,292                55,505
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          340,094    $         237,483    $          151,292
                                                              ==================    =================    ==================

                                                                             MIST MET/FRANKLIN MUTUAL SHARES
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $              766    $           1,982    $               --
   Net realized gains (losses).............................               16,308                4,102                   683
   Change in unrealized gains (losses) on investments......              (3,910)              (6,478)                 4,077
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               13,164                (394)                 4,760
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               25,120               18,290                13,024
   Net transfers (including fixed account).................               13,414               18,465                22,360
   Policy charges..........................................             (12,687)              (9,290)               (6,571)
   Transfers for policy benefits and terminations..........                (376)              (4,200)                 (811)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               25,471               23,265                28,002
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................               38,635               22,871                32,762
NET ASSETS:
   Beginning of year.......................................               79,913               57,042                24,280
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          118,548    $          79,913    $           57,042
                                                              ==================    =================    ==================

                                                                     MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          12,419    $            5,031    $              --
   Net realized gains (losses).............................               8,321                 2,290                1,546
   Change in unrealized gains (losses) on investments......              24,847              (10,599)               23,230
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              45,587               (3,278)               24,776
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............              27,214                25,042               25,504
   Net transfers (including fixed account).................            (17,678)                 2,199               21,917
   Policy charges..........................................            (10,138)               (8,412)              (6,972)
   Transfers for policy benefits and terminations..........               (407)                  (19)                   --
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................             (1,009)                18,810               40,449
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              44,578                15,532               65,225
NET ASSETS:
   Beginning of year.......................................             275,812               260,280              195,055
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         320,390    $          275,812    $         260,280
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                                MIST MET/TEMPLETON GROWTH
                                                                                   INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                 2011                  2010
                                                               ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $              964    $             792    $              305
   Net realized gains (losses)..............................                3,604                  371                   125
   Change in unrealized gains (losses) on investments.......                8,197              (5,463)                 3,904
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................               12,765              (4,300)                 4,334
                                                               ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               18,145               18,937                18,420
   Net transfers (including fixed account)..................              (9,508)                2,912                12,049
   Policy charges...........................................              (6,328)              (6,419)               (5,335)
   Transfers for policy benefits and terminations...........                (793)              (6,096)                 (173)
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                1,516                9,334                24,961
                                                               ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................               14,281                5,034                29,295
NET ASSETS:
   Beginning of year........................................               53,526               48,492                19,197
                                                               ------------------    -----------------    ------------------
   End of year..............................................   $           67,807    $          53,526    $           48,492
                                                               ==================    =================    ==================

                                                                      MIST
                                                                  MET/TEMPLETON
                                                               INTERNATIONAL BOND      MIST METLIFE AGGRESSIVE STRATEGY
                                                               INVESTMENT DIVISION            INVESTMENT DIVISION
                                                               -------------------  ---------------------------------------
                                                                    2012 (f)              2012                2011 (d)
                                                               -------------------  -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $               --   $         106,199    $          (8,047)
   Net realized gains (losses)..............................                   21            (55,023)             (117,896)
   Change in unrealized gains (losses) on investments.......                   47           2,084,613           (1,834,063)
                                                               -------------------  -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................                   68           2,135,789           (1,960,006)
                                                               -------------------  -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                  772           2,523,168             1,640,701
   Net transfers (including fixed account)..................                2,031           (222,009)            14,330,838
   Policy charges...........................................                (254)         (1,016,618)             (680,441)
   Transfers for policy benefits and terminations...........                 (12)           (750,395)             (858,431)
                                                               -------------------  -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................                2,537             534,146            14,432,667
                                                               -------------------  -----------------    ------------------
     Net increase (decrease) in net assets..................                2,605           2,669,935            12,472,661
NET ASSETS:
   Beginning of year........................................                   --          12,472,661                    --
                                                               -------------------  -----------------    ------------------
   End of year..............................................   $            2,605   $      15,142,596    $       12,472,661
                                                               ===================  =================    ==================


                                                                  MIST METLIFE
                                                                  BALANCED PLUS        MIST MFS EMERGING MARKETS EQUITY
                                                               INVESTMENT DIVISION            INVESTMENT DIVISION
                                                               -------------------  ---------------------------------------
                                                                    2012 (f)               2012                2011 (d)
                                                               -------------------  ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $               --   $            1,167    $              --
   Net realized gains (losses)..............................                  119              (1,470)                 (70)
   Change in unrealized gains (losses) on investments.......                1,691                9,361              (3,209)
                                                               -------------------  ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................                1,810                9,058              (3,279)
                                                               -------------------  ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............                2,506               18,431                3,938
   Net transfers (including fixed account)..................               42,755               46,229               23,265
   Policy charges...........................................              (1,138)              (6,816)                (911)
   Transfers for policy benefits and terminations...........                   --                (895)                 (63)
                                                               -------------------  ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................               44,123               56,949               26,229
                                                               -------------------  ------------------    -----------------
     Net increase (decrease) in net assets..................               45,933               66,007               22,950
NET ASSETS:
   Beginning of year........................................                   --               22,950                   --
                                                               -------------------  ------------------    -----------------
   End of year..............................................   $           45,933   $           88,957    $          22,950
                                                               ===================  ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                              MIST MFS RESEARCH INTERNATIONAL
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          266,180    $          267,989    $          222,616
   Net realized gains (losses)..............................            (345,224)             (233,782)             (545,005)
   Change in unrealized gains (losses) on investments.......            2,185,121           (1,480,693)             1,743,808
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            2,106,077           (1,446,486)             1,421,419
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............            1,458,020             1,640,050             1,870,809
   Net transfers (including fixed account)..................            1,660,976                51,977             (766,625)
   Policy charges...........................................            (839,930)             (858,974)             (890,996)
   Transfers for policy benefits and terminations...........            (841,229)           (1,130,486)             (892,543)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            1,437,837             (297,433)             (679,355)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            3,543,914           (1,743,919)               742,064
NET ASSETS:
   Beginning of year........................................           12,176,899            13,920,818            13,178,754
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $       15,720,813    $       12,176,899    $       13,920,818
                                                               ==================    ==================    ==================

                                                                                     MIST MLA MID CAP
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $           26,174    $           43,433    $           44,249
   Net realized gains (losses)..............................             (28,631)              (15,584)              (93,933)
   Change in unrealized gains (losses) on investments.......              296,637             (320,660)             1,108,654
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................              294,180             (292,811)             1,058,970
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              620,922               665,125               700,574
   Net transfers (including fixed account)..................            (187,706)               304,589                24,219
   Policy charges...........................................            (364,656)             (382,010)             (380,767)
   Transfers for policy benefits and terminations...........            (442,679)             (602,339)             (387,630)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            (374,119)              (14,635)              (43,604)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................             (79,939)             (307,446)             1,015,366
NET ASSETS:
   Beginning of year........................................            5,277,678             5,585,124             4,569,758
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $        5,197,739    $        5,277,678    $        5,585,124
                                                               ==================    ==================    ==================

                                                                            MIST MORGAN STANLEY MID CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                               -------------------------------------------------------------
                                                                      2012                  2011                 2010
                                                               ------------------   -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $        (579,825)   $           866,726   $        (375,077)
   Net realized gains (losses)..............................            1,677,793             7,856,152              336,382
   Change in unrealized gains (losses) on investments.......           15,368,250          (21,552,444)           31,775,159
                                                               ------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................           16,466,218          (12,829,566)           31,736,464
                                                               ------------------   -------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           21,032,275            22,486,193           16,409,129
   Net transfers (including fixed account)..................          (1,255,442)           (4,111,245)          174,856,480
   Policy charges...........................................         (14,401,148)          (15,255,941)         (10,113,246)
   Transfers for policy benefits and terminations...........         (13,701,209)          (15,693,955)          (9,440,323)
                                                               ------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................          (8,325,524)          (12,574,948)          171,712,040
                                                               ------------------   -------------------   ------------------
     Net increase (decrease) in net assets..................            8,140,694          (25,404,514)          203,448,504
NET ASSETS:
   Beginning of year........................................          178,350,417           203,754,931              306,427
                                                               ------------------   -------------------   ------------------
   End of year..............................................   $      186,491,111   $       178,350,417   $      203,754,931
                                                               ==================   ===================   ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                           MIST PIMCO INFLATION PROTECTED BOND
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          369,500    $         146,996    $          195,330
   Net realized gains (losses).............................              800,878              525,047               281,279
   Change in unrealized gains (losses) on investments......            (101,684)              331,187               130,473
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................            1,068,694            1,003,230               607,082
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............            1,385,490            1,244,015             1,208,996
   Net transfers (including fixed account).................            2,478,586              671,186               587,680
   Policy charges..........................................            (865,472)            (683,641)             (626,248)
   Transfers for policy benefits and terminations..........            (915,239)            (527,827)             (699,416)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................            2,083,365              703,733               471,012
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................            3,152,059            1,706,963             1,078,094
NET ASSETS:
   Beginning of year.......................................           10,519,501            8,812,538             7,734,444
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $       13,671,560    $      10,519,501    $        8,812,538
                                                              ==================    =================    ==================

                                                                                MIST PIMCO TOTAL RETURN
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                    2012                  2011                 2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $       1,570,173    $        1,281,730    $       1,574,811
   Net realized gains (losses).............................             347,234             1,634,121              474,495
   Change in unrealized gains (losses) on investments......           2,519,869           (1,410,547)            1,426,113
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................           4,437,276             1,505,304            3,475,419
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............           4,797,851             5,110,970            5,334,220
   Net transfers (including fixed account).................           1,382,335             1,024,517            3,101,158
   Policy charges..........................................         (3,598,862)           (3,416,996)          (3,436,516)
   Transfers for policy benefits and terminations..........         (3,664,586)           (3,694,178)          (3,692,336)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................         (1,083,262)             (975,687)            1,306,526
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................           3,354,014               529,617            4,781,945
NET ASSETS:
   Beginning of year.......................................          47,131,879            46,602,262           41,820,317
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $      50,485,893    $       47,131,879    $      46,602,262
                                                              =================    ==================    =================

                                                                                    MIST PIONEER FUND
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            2,902    $           2,289    $            1,987
   Net realized gains (losses).............................                1,266               21,102                 6,067
   Change in unrealized gains (losses) on investments......               14,560             (30,602)                25,716
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               18,728              (7,211)                33,770
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                4,118                5,551                 4,871
   Net transfers (including fixed account).................                   15              (1,284)              (26,206)
   Policy charges..........................................              (4,551)              (4,647)               (5,711)
   Transfers for policy benefits and terminations..........                   --             (61,915)                    --
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................                (418)             (62,295)              (27,046)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................               18,310             (69,506)                 6,724
NET ASSETS:
   Beginning of year.......................................              176,354              245,860               239,136
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          194,664    $         176,354    $          245,860
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                                                                           MIST RCM TECHNOLOGY
                                                                                           INVESTMENT DIVISION
                                                                          -----------------------------------------------------
                                                                                2012               2011              2010
                                                                          ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................   $       (19,709)  $        (21,877)  $       (19,473)
   Net realized gains (losses).........................................          1,817,918            512,571          (54,192)
   Change in unrealized gains (losses) on investments..................          (166,446)        (1,944,446)         3,551,862
                                                                          ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................          1,631,763        (1,453,752)         3,478,197
                                                                          ----------------  -----------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................          1,416,829          1,591,820         1,602,041
   Net transfers (including fixed account).............................          (338,762)          (740,109)             7,146
   Policy charges......................................................          (971,378)        (1,067,941)       (1,050,386)
   Transfers for policy benefits and terminations......................        (1,022,707)        (1,227,369)       (1,144,160)
                                                                          ----------------  -----------------  ----------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................          (916,018)        (1,443,599)         (585,359)
                                                                          ----------------  -----------------  ----------------
     Net increase (decrease) in net assets.............................            715,745        (2,897,351)         2,892,838
NET ASSETS:
   Beginning of year...................................................         13,216,535         16,113,886        13,221,048
                                                                          ----------------  -----------------  ----------------
   End of year.........................................................   $     13,932,280  $      13,216,535  $     16,113,886
                                                                          ================  =================  ================

                                                                            MIST SCHRODERS
                                                                          GLOBAL MULTI-ASSET
                                                                          INVESTMENT DIVISION
                                                                          -------------------
                                                                               2012 (f)
                                                                          -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................    $             42
   Net realized gains (losses).........................................                 103
   Change in unrealized gains (losses) on investments..................                (23)
                                                                          -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................................                 122
                                                                          -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................                 792
   Net transfers (including fixed account).............................               5,247
   Policy charges......................................................               (409)
   Transfers for policy benefits and terminations......................                  --
                                                                          -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................               5,630
                                                                          -------------------
     Net increase (decrease) in net assets.............................               5,752
NET ASSETS:
   Beginning of year...................................................                  --
                                                                          -------------------
   End of year.........................................................    $          5,752
                                                                          ===================


                                                                                     MIST SSGA GROWTH AND INCOME ETF
                                                                                           INVESTMENT DIVISION
                                                                          ------------------------------------------------------
                                                                                2012               2011              2010
                                                                          ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................   $        126,210  $          67,326  $          30,178
   Net realized gains (losses).........................................            168,614            123,633             16,158
   Change in unrealized gains (losses) on investments..................            365,606          (151,325)            322,318
                                                                          ----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................            660,430             39,634            368,654
                                                                          ----------------  -----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................            646,514            610,076            471,109
   Net transfers (including fixed account).............................            942,683            653,921          1,821,735
   Policy charges......................................................          (351,822)          (275,433)          (206,111)
   Transfers for policy benefits and terminations......................          (341,292)          (235,978)          (217,589)
                                                                          ----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................            896,083            752,586          1,869,144
                                                                          ----------------  -----------------  -----------------
     Net increase (decrease) in net assets.............................          1,556,513            792,220          2,237,798
NET ASSETS:
   Beginning of year...................................................          4,611,127          3,818,907          1,581,109
                                                                          ----------------  -----------------  -----------------
   End of year.........................................................   $      6,167,640  $       4,611,127  $       3,818,907
                                                                          ================  =================  =================


                                                                                          MIST SSGA GROWTH ETF
                                                                                           INVESTMENT DIVISION
                                                                          ------------------------------------------------------
                                                                                2012               2011               2010
                                                                          -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................................   $          74,518  $         52,353  $          30,058
   Net realized gains (losses).........................................             177,699            63,035             12,378
   Change in unrealized gains (losses) on investments..................             279,360         (183,850)            271,601
                                                                          -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from operations.................................................             531,577          (68,462)            314,037
                                                                          -----------------  ----------------  -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........................             510,609           473,918            426,740
   Net transfers (including fixed account).............................             331,103           671,574            479,704
   Policy charges......................................................           (237,442)         (208,531)          (158,620)
   Transfers for policy benefits and terminations......................           (200,877)         (238,362)          (171,487)
                                                                          -----------------  ----------------  -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................................             403,393           698,599            576,337
                                                                          -----------------  ----------------  -----------------
     Net increase (decrease) in net assets.............................             934,970           630,137            890,374
NET ASSETS:
   Beginning of year...................................................           3,309,518         2,679,381          1,789,007
                                                                          -----------------  ----------------  -----------------
   End of year.........................................................   $       4,244,488  $      3,309,518  $       2,679,381
                                                                          =================  ================  =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                            MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               -------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................  $            19,582   $            9,481    $           65,246
   Net realized gains (losses)...............................              (1,403)            (435,260)              (79,021)
   Change in unrealized gains (losses) on investments........              181,043              577,510               921,874
                                                               -------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              199,222              151,731               908,099
                                                               -------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                7,131                4,938               427,886
   Net transfers (including fixed account)...................               49,898          (4,150,820)              (66,707)
   Policy charges............................................             (17,285)             (46,340)             (201,169)
   Transfers for policy benefits and terminations............                  (5)          (1,102,016)               (7,059)
                                                               -------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               39,739          (5,294,238)               152,951
                                                               -------------------   ------------------    ------------------
     Net increase (decrease) in net assets...................              238,961          (5,142,507)             1,061,050
NET ASSETS:
   Beginning of year.........................................            1,081,554            6,224,061             5,163,011
                                                               -------------------   ------------------    ------------------
   End of year...............................................  $         1,320,515   $        1,081,554    $        6,224,061
                                                               ===================   ==================    ==================

                                                                             MIST T. ROWE PRICE MID CAP GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................  $         (29,751)    $         (30,563)    $         (25,378)
   Net realized gains (losses)...............................           2,629,009               872,771               131,367
   Change in unrealized gains (losses) on investments........             206,878           (1,837,318)             4,580,355
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           2,806,136             (995,110)             4,686,344
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............           1,915,712             2,194,867             2,269,288
   Net transfers (including fixed account)...................         (5,662,939)             5,978,566               264,028
   Policy charges............................................         (1,349,872)           (1,564,864)           (1,309,355)
   Transfers for policy benefits and terminations............         (1,768,009)           (1,643,740)           (1,448,078)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................         (6,865,108)             4,964,829             (224,117)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................         (4,058,972)             3,969,719             4,462,227
NET ASSETS:
   Beginning of year.........................................          25,204,627            21,234,908            16,772,681
                                                               ------------------    ------------------    ------------------
   End of year...............................................  $       21,145,655    $       25,204,627    $       21,234,908
                                                               ==================    ==================    ==================

                                                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................  $               --    $            9,414    $           12,822
   Net realized gains (losses)...............................              12,071                86,881                42,370
   Change in unrealized gains (losses) on investments........             129,525             (240,493)               198,929
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................             141,596             (144,198)               254,121
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              66,068                28,968               152,265
   Net transfers (including fixed account)...................            (58,431)             (400,494)               298,003
   Policy charges............................................            (25,818)              (28,620)              (29,425)
   Transfers for policy benefits and terminations............            (47,729)             (225,194)                 (369)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (65,910)             (625,340)               420,474
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              75,686             (769,538)               674,595
NET ASSETS:
   Beginning of year.........................................             806,051             1,575,589               900,994
                                                               ------------------    ------------------    ------------------
   End of year...............................................  $          881,737    $          806,051    $        1,575,589
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                          MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $          341,410    $          546,449    $          454,798
   Net realized gains (losses)..............................          (1,190,404)             (808,593)           (1,030,425)
   Change in unrealized gains (losses) on investments.......            7,502,480           (8,900,342)             3,370,719
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            6,653,486           (9,162,486)             2,795,092
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............            4,637,990             4,892,915             5,258,777
   Net transfers (including fixed account)..................          (1,376,713)               100,755             (592,663)
   Policy charges...........................................          (2,907,524)           (3,147,651)           (3,370,345)
   Transfers for policy benefits and terminations...........          (2,527,135)           (2,530,848)           (3,487,847)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................          (2,173,382)             (684,829)           (2,192,078)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            4,480,104           (9,847,315)               603,014
NET ASSETS:
   Beginning of year........................................           35,919,561            45,766,876            45,163,862
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $       40,399,665    $       35,919,561    $       45,766,876
                                                               ==================    ==================    ==================

                                                                         MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $        4,231,088    $        3,875,815    $        3,995,454
   Net realized gains (losses)..............................              604,720               843,640               613,564
   Change in unrealized gains (losses) on investments.......            (447,969)             3,276,276             1,607,603
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................            4,387,839             7,995,731             6,216,621
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           12,468,986            12,546,475            13,651,933
   Net transfers (including fixed account)..................            7,067,547           (5,035,008)             4,296,224
   Policy charges...........................................          (8,609,472)           (8,528,408)           (8,696,729)
   Transfers for policy benefits and terminations...........          (7,662,930)          (12,699,958)           (7,334,933)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................            3,264,131          (13,716,899)             1,916,495
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            7,651,970           (5,721,168)             8,133,116
NET ASSETS:
   Beginning of year........................................          108,763,587           114,484,755           106,351,639
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $      116,415,557    $      108,763,587    $      114,484,755
                                                               ==================    ==================    ==================

                                                                              MSF BLACKROCK AGGRESSIVE GROWTH
                                                                                    INVESTMENT DIVISION
                                                               --------------------------------------------------------------
                                                                      2012                  2011                  2010
                                                               ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $      (1,258,555)    $        (701,469)    $      (1,111,813)
   Net realized gains (losses)..............................            2,892,428             2,544,325               451,106
   Change in unrealized gains (losses) on investments.......           17,096,166           (8,863,059)            26,312,677
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................           18,730,039           (7,020,203)            25,651,970
                                                               ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............           17,178,798            17,102,384            18,632,365
   Net transfers (including fixed account)..................          (3,218,712)             3,214,026           (3,158,688)
   Policy charges...........................................         (13,834,330)          (14,177,756)          (14,307,761)
   Transfers for policy benefits and terminations...........         (13,147,114)          (14,269,181)          (14,208,996)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................         (13,021,358)           (8,130,527)          (13,043,080)
                                                               ------------------    ------------------    ------------------
     Net increase (decrease) in net assets..................            5,708,681          (15,150,730)            12,608,890
NET ASSETS:
   Beginning of year........................................          184,990,795           200,141,525           187,532,635
                                                               ------------------    ------------------    ------------------
   End of year..............................................   $      190,699,476    $      184,990,795    $      200,141,525
                                                               ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                  MSF BLACKROCK BOND INCOME
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        1,971,467    $        2,986,399    $        3,017,278
   Net realized gains (losses)...............................              905,570               132,024                24,746
   Change in unrealized gains (losses) on investments........            2,995,775             1,930,533             3,372,816
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            5,872,812             5,048,956             6,414,840
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            7,520,502             7,828,777             8,520,413
   Net transfers (including fixed account)...................              238,363           (1,265,327)               406,620
   Policy charges............................................          (6,492,283)           (6,574,083)           (6,951,509)
   Transfers for policy benefits and terminations............          (5,691,274)           (5,835,954)           (5,946,761)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (4,424,692)           (5,846,587)           (3,971,237)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            1,448,120             (797,631)             2,443,603
NET ASSETS:
   Beginning of year.........................................           84,065,205            84,862,836            82,419,233
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       85,513,325    $       84,065,205    $       84,862,836
                                                                ==================    ==================    ==================

                                                                                   MSF BLACKROCK DIVERSIFIED
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         4,600,384    $        4,934,321    $        3,404,858
   Net realized gains (losses)...............................             1,094,116             (191,522)           (1,951,136)
   Change in unrealized gains (losses) on investments........            23,691,349             3,658,514            20,635,275
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            29,385,849             8,401,313            22,088,997
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            26,242,636            27,879,758            29,469,771
   Net transfers (including fixed account)...................           (1,486,565)             (878,239)           (2,059,076)
   Policy charges............................................          (23,779,226)          (23,910,845)          (24,452,759)
   Transfers for policy benefits and terminations............          (18,935,103)          (19,040,111)          (19,336,433)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (17,958,258)          (15,949,437)          (16,378,497)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            11,427,591           (7,548,124)             5,710,500
NET ASSETS:
   Beginning of year.........................................           255,554,192           263,102,316           257,391,816
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $       266,981,783    $      255,554,192    $      263,102,316
                                                                ===================    ==================    ==================

                                                                                MSF BLACKROCK LARGE CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          209,379    $          129,733    $          104,202
   Net realized gains (losses)...............................            2,007,312              (80,782)             (263,466)
   Change in unrealized gains (losses) on investments........            (358,711)               254,349             1,265,453
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            1,857,980               303,300             1,106,189
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,824,774             1,997,147             2,157,901
   Net transfers (including fixed account)...................            (541,800)                22,211             (183,197)
   Policy charges............................................            (986,361)             (953,175)             (948,186)
   Transfers for policy benefits and terminations............          (1,176,695)             (955,568)             (957,459)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (880,082)               110,615                69,059
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              977,898               413,915             1,175,248
NET ASSETS:
   Beginning of year.........................................           13,313,052            12,899,137            11,723,889
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       14,290,950    $       13,313,052    $       12,899,137
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                            MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           33,557    $            6,652    $            7,111
   Net realized gains (losses)...............................              261,278               137,813                75,641
   Change in unrealized gains (losses) on investments........            1,344,869             (879,158)             1,107,022
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            1,639,704             (734,693)             1,189,774
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            2,048,562             1,133,989             1,127,304
   Net transfers (including fixed account)...................            4,185,125             1,403,176                39,075
   Policy charges............................................            (887,196)             (567,701)             (545,713)
   Transfers for policy benefits and terminations............            (341,906)           (1,189,484)             (438,412)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            5,004,585               779,980               182,254
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,644,289                45,287             1,372,028
NET ASSETS:
   Beginning of year.........................................            7,367,810             7,322,523             5,950,495
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       14,012,099    $        7,367,810    $        7,322,523
                                                                ==================    ==================    ==================

                                                                                 MSF BLACKROCK MONEY MARKET
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         (48,731)    $         (47,046)    $         (50,998)
   Net realized gains (losses)...............................                   --                    --                    --
   Change in unrealized gains (losses) on investments........                   --                    --                    --
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................             (48,731)              (47,046)              (50,998)
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,122,876             6,905,158            14,816,043
   Net transfers (including fixed account)...................            4,792,952          (10,656,392)          (13,160,154)
   Policy charges............................................            (709,203)           (1,223,525)           (1,590,193)
   Transfers for policy benefits and terminations............          (2,666,648)           (4,013,323)           (5,424,880)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            2,539,977           (8,988,082)           (5,359,184)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            2,491,246           (9,035,128)           (5,410,182)
NET ASSETS:
   Beginning of year.........................................           20,783,208            29,818,336            35,228,518
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       23,274,454    $       20,783,208    $       29,818,336
                                                                ==================    ==================    ==================

                                                                                   MSF DAVIS VENTURE VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          426,207    $          594,738    $          478,976
   Net realized gains (losses)...............................              549,533               492,146               191,969
   Change in unrealized gains (losses) on investments........            5,763,493           (3,392,027)             5,562,556
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            6,739,233           (2,305,143)             6,233,501
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,480,032             7,273,891             8,027,444
   Net transfers (including fixed account)...................            (813,439)                33,336             (908,212)
   Policy charges............................................          (3,889,505)           (4,125,791)           (4,273,615)
   Transfers for policy benefits and terminations............          (3,947,761)           (5,136,119)           (3,941,742)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,170,673)           (1,954,683)           (1,096,125)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            4,568,560           (4,259,826)             5,137,376
NET ASSETS:
   Beginning of year.........................................           53,650,792            57,910,618            52,773,242
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       58,219,352    $       53,650,792    $       57,910,618
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                    MSF FI VALUE LEADERS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           70,985    $           63,160    $           83,130
   Net realized gains (losses)...............................             (88,358)              (99,840)             (145,291)
   Change in unrealized gains (losses) on investments........              950,530             (347,209)               885,079
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              933,157             (383,889)               822,918
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              820,292               906,978               997,133
   Net transfers (including fixed account)...................            (147,091)               107,098                41,388
   Policy charges............................................            (482,886)             (480,838)             (492,127)
   Transfers for policy benefits and terminations............            (441,144)             (572,452)             (361,541)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (250,829)              (39,214)               184,853
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              682,328             (423,103)             1,007,771
NET ASSETS:
   Beginning of year.........................................            6,065,829             6,488,932             5,481,161
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        6,748,157    $        6,065,829    $        6,488,932
                                                                ==================    ==================    ==================

                                                                                     MSF JENNISON GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           28,105    $           35,563    $           76,963
   Net realized gains (losses)...............................            2,811,173               251,119                17,747
   Change in unrealized gains (losses) on investments........            (683,735)             (215,551)             1,535,759
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            2,155,543                71,131             1,630,469
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,531,550             1,444,160             1,601,194
   Net transfers (including fixed account)...................            2,297,949              (43,841)               598,866
   Policy charges............................................          (1,167,566)           (1,041,433)           (1,057,353)
   Transfers for policy benefits and terminations............          (1,209,351)           (1,671,932)             (838,122)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            1,452,582           (1,313,046)               304,585
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            3,608,125           (1,241,915)             1,935,054
NET ASSETS:
   Beginning of year.........................................           14,166,486            15,408,401            13,473,347
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       17,774,611    $       14,166,486    $       15,408,401
                                                                ==================    ==================    ==================

                                                                              MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         (18,930)    $            1,388    $          (1,686)
   Net realized gains (losses)...............................              734,986               258,722              (55,224)
   Change in unrealized gains (losses) on investments........            1,736,369             (166,265)             4,065,140
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            2,452,425                93,845             4,008,230
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,746,601             1,937,235             2,076,395
   Net transfers (including fixed account)...................            (297,817)             (342,656)             (491,792)
   Policy charges............................................          (1,178,997)           (1,184,554)           (1,136,246)
   Transfers for policy benefits and terminations............          (1,329,599)           (1,342,670)             (999,217)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (1,059,812)             (932,645)             (550,860)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            1,392,613             (838,800)             3,457,370
NET ASSETS:
   Beginning of year.........................................           17,443,984            18,282,784            14,825,414
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       18,836,597    $       17,443,984    $       18,282,784
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                              MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           (7,211)    $          (7,268)    $          (5,276)
   Net realized gains (losses)...............................               192,524               104,198              (47,680)
   Change in unrealized gains (losses) on investments........               678,535               121,090             1,843,398
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................               863,848               218,020             1,790,442
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............               809,473               919,698               919,140
   Net transfers (including fixed account)...................             (560,400)               627,796                81,273
   Policy charges............................................             (544,759)             (543,214)             (467,534)
   Transfers for policy benefits and terminations............             (652,904)             (472,962)             (486,248)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (948,590)               531,318                46,631
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              (84,742)               749,338             1,837,073
NET ASSETS:
   Beginning of year.........................................             8,179,779             7,430,441             5,593,368
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $         8,095,037    $        8,179,779    $        7,430,441
                                                                ===================    ==================    ==================

                                                                                MSF MET/ARTISAN MID CAP VALUE
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          436,661    $           407,836   $           269,841
   Net realized gains (losses)...............................            (286,700)              (412,007)             (887,093)
   Change in unrealized gains (losses) on investments........            5,263,295              3,096,938             6,661,231
                                                                ------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            5,413,256              3,092,767             6,043,979
                                                                ------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,235,295              5,738,107             6,389,633
   Net transfers (including fixed account)...................            (939,024)              (545,207)             (144,561)
   Policy charges............................................          (3,448,574)            (3,492,122)           (3,452,818)
   Transfers for policy benefits and terminations............          (3,304,159)            (4,205,697)           (3,307,007)
                                                                ------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,456,462)            (2,504,919)             (514,753)
                                                                ------------------    -------------------   -------------------
     Net increase (decrease) in net assets...................            2,956,794                587,848             5,529,226
NET ASSETS:
   Beginning of year.........................................           47,188,989             46,601,141            41,071,915
                                                                ------------------    -------------------   -------------------
   End of year...............................................   $       50,145,783    $        47,188,989   $        46,601,141
                                                                ==================    ===================   ===================

                                                                             MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                   2010
                                                                ------------------    ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          138,695    $           90,783    $            97,058
   Net realized gains (losses)...............................              174,266                77,218                 46,459
   Change in unrealized gains (losses) on investments........              123,869              (37,275)                119,161
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              436,830               130,726                262,678
                                                                ------------------    ------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              568,235               485,812                467,696
   Net transfers (including fixed account)...................            1,144,105               943,856              1,892,409
   Policy charges............................................            (430,185)             (382,404)              (312,969)
   Transfers for policy benefits and terminations............            (704,305)             (843,231)              (461,555)
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              577,850               204,033              1,585,581
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets...................            1,014,680               334,759              1,848,259
NET ASSETS:
   Beginning of year.........................................            4,371,255             4,036,496              2,188,237
                                                                ------------------    ------------------    -------------------
   End of year...............................................   $        5,385,935    $        4,371,255    $         4,036,496
                                                                ==================    ==================    ===================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                       MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          205,059    $          143,058    $          181,977
   Net realized gains (losses)...............................               81,535               135,436                32,319
   Change in unrealized gains (losses) on investments........              541,162             (210,123)               421,073
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              827,756                68,371               635,369
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            1,481,933               968,450             1,013,491
   Net transfers (including fixed account)...................              843,570             (142,377)             1,079,782
   Policy charges............................................            (736,496)             (655,066)             (608,098)
   Transfers for policy benefits and terminations............            (304,695)             (600,517)             (457,386)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            1,284,312             (429,510)             1,027,789
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            2,112,068             (361,139)             1,663,158
NET ASSETS:
   Beginning of year.........................................            6,564,562             6,925,701             5,262,543
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        8,676,630    $        6,564,562    $        6,925,701
                                                                ==================    ==================    ==================

                                                                               MSF METLIFE MID CAP STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          611,419    $          541,527    $          516,311
   Net realized gains (losses)...............................            3,617,861             3,401,215               248,370
   Change in unrealized gains (losses) on investments........            6,545,785           (4,954,472)            12,893,844
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           10,775,065           (1,011,730)            13,658,525
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,251,227             6,663,417             7,250,885
   Net transfers (including fixed account)...................            (874,909)               550,217               173,240
   Policy charges............................................          (4,370,955)           (4,391,491)           (4,343,511)
   Transfers for policy benefits and terminations............          (4,820,226)           (4,758,860)           (4,634,928)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (3,814,863)           (1,936,717)           (1,554,314)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,960,202           (2,948,447)            12,104,211
NET ASSETS:
   Beginning of year.........................................           62,847,615            65,796,062            53,691,851
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       69,807,817    $       62,847,615    $       65,796,062
                                                                ==================    ==================    ==================

                                                                               MSF METLIFE MODERATE ALLOCATION
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          983,338    $          602,357    $          822,448
   Net realized gains (losses)...............................              307,411               234,474                17,779
   Change in unrealized gains (losses) on investments........            3,912,908           (1,362,402)             3,378,733
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            5,203,657             (525,571)             4,218,960
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,386,770             5,784,576             5,949,225
   Net transfers (including fixed account)...................            1,630,562             3,395,270             3,305,318
   Policy charges............................................          (3,268,135)           (3,141,873)           (3,007,922)
   Transfers for policy benefits and terminations............          (3,139,425)           (3,138,424)           (2,041,425)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              609,772             2,899,549             4,205,196
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            5,813,429             2,373,978             8,424,156
NET ASSETS:
   Beginning of year.........................................           39,588,309            37,214,331            28,790,175
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       45,401,738    $       39,588,309    $       37,214,331
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                         MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                   2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $         1,452,530    $        1,000,387    $        1,217,258
   Net realized gains (losses)...............................               342,924               112,005             (102,509)
   Change in unrealized gains (losses) on investments........             8,619,633           (3,772,324)             7,116,457
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            10,415,087           (2,659,932)             8,231,206
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            10,953,737            12,078,791            13,837,630
   Net transfers (including fixed account)...................             (395,131)             1,724,329               655,595
   Policy charges............................................           (5,381,249)           (5,360,003)           (5,520,921)
   Transfers for policy benefits and terminations............           (4,722,972)           (4,677,007)           (4,588,662)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................               454,385             3,766,110             4,383,642
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            10,869,472             1,106,178            12,614,848
NET ASSETS:
   Beginning of year.........................................            66,170,247            65,064,069            52,449,221
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $        77,039,719    $       66,170,247    $       65,064,069
                                                                ===================    ==================    ==================

                                                                                   MSF METLIFE STOCK INDEX
                                                                                     INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $       10,948,530    $        9,520,127    $         8,608,206
   Net realized gains (losses)...............................            8,830,477             3,790,443            (5,405,568)
   Change in unrealized gains (losses) on investments........           82,239,455           (2,093,968)             82,259,608
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................          102,018,462            11,216,602             85,462,246
                                                                ------------------    ------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............           78,256,067            80,842,256             86,739,358
   Net transfers (including fixed account)...................         (12,171,521)           (3,601,844)           (12,182,904)
   Policy charges............................................         (45,906,276)          (44,463,278)           (44,666,653)
   Transfers for policy benefits and terminations............         (51,016,668)          (47,119,534)           (41,307,628)
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................         (30,838,398)          (14,342,400)           (11,417,827)
                                                                ------------------    ------------------    -------------------
     Net increase (decrease) in net assets...................           71,180,064           (3,125,798)             74,044,419
NET ASSETS:
   Beginning of year.........................................          668,626,167           671,751,965            597,707,546
                                                                ------------------    ------------------    -------------------
   End of year...............................................   $      739,806,231    $      668,626,167    $       671,751,965
                                                                ==================    ==================    ===================

                                                                                    MSF MFS TOTAL RETURN
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          214,049    $          202,563    $          210,920
   Net realized gains (losses)...............................               32,260              (29,847)              (99,947)
   Change in unrealized gains (losses) on investments........              595,278              (11,189)               568,242
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................              841,587               161,527               679,215
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............              920,793             1,027,479               952,924
   Net transfers (including fixed account)...................              252,642             (126,958)              (93,026)
   Policy charges............................................            (606,480)             (606,881)             (587,009)
   Transfers for policy benefits and terminations............            (627,444)             (801,101)             (377,989)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (60,489)             (507,461)             (105,100)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              781,098             (345,934)               574,115
NET ASSETS:
   Beginning of year.........................................            7,362,338             7,708,272             7,134,157
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $        8,143,436    $        7,362,338    $        7,708,272
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                        MSF MFS VALUE
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        1,031,624    $          789,787    $          666,823
   Net realized gains (losses)...............................              969,095              (44,982)             (425,864)
   Change in unrealized gains (losses) on investments........            6,505,435             (346,891)             5,358,513
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            8,506,154               397,914             5,599,472
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,745,674             6,217,602             6,966,530
   Net transfers (including fixed account)...................            (975,483)               423,365                37,691
   Policy charges............................................          (3,989,183)           (3,874,897)           (3,954,096)
   Transfers for policy benefits and terminations............          (3,759,106)           (4,853,465)           (3,962,238)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,978,098)           (2,087,395)             (912,113)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            5,528,056           (1,689,481)             4,687,359
NET ASSETS:
   Beginning of year.........................................           52,363,369            54,052,850            49,365,491
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       57,891,425    $       52,363,369    $       54,052,850
                                                                ==================    ==================    ==================

                                                                                     MSF MSCI EAFE INDEX
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        1,958,070    $        1,512,474    $        1,531,593
   Net realized gains (losses)...............................             (63,228)               137,025             (236,046)
   Change in unrealized gains (losses) on investments........            9,143,347           (9,604,700)             3,674,685
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           11,038,189           (7,955,201)             4,970,232
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            6,997,903             7,277,374             7,898,110
   Net transfers (including fixed account)...................          (1,236,350)             3,903,398             2,327,295
   Policy charges............................................          (4,297,245)           (4,316,752)           (4,373,289)
   Transfers for policy benefits and terminations............          (4,040,162)           (4,517,098)           (4,368,376)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (2,575,854)             2,346,922             1,483,740
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            8,462,335           (5,608,279)             6,453,972
NET ASSETS:
   Beginning of year.........................................           59,759,550            65,367,829            58,913,857
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       68,221,885    $       59,759,550    $       65,367,829
                                                                ==================    ==================    ==================

                                                                                MSF NEUBERGER BERMAN GENESIS
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          222,015    $          520,241    $          284,228
   Net realized gains (losses)...............................            (730,868)             (976,828)           (2,085,738)
   Change in unrealized gains (losses) on investments........            8,168,095             4,961,322            15,927,942
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            7,659,242             4,504,735            14,126,432
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            8,263,575             8,942,665             9,951,447
   Net transfers (including fixed account)...................          (1,257,789)           (1,072,904)           (1,640,139)
   Policy charges............................................          (5,820,066)           (5,900,591)           (5,699,690)
   Transfers for policy benefits and terminations............          (5,714,422)           (5,912,935)           (5,453,013)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (4,528,702)           (3,943,765)           (2,841,395)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            3,130,540               560,970            11,285,037
NET ASSETS:
   Beginning of year.........................................           79,279,066            78,718,096            67,433,059
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       82,409,606    $       79,279,066    $       78,718,096
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                MSF OPPENHEIMER GLOBAL EQUITY
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          530,726    $          719,512    $          489,193
   Net realized gains (losses)...............................              700,180               892,248               362,727
   Change in unrealized gains (losses) on investments........            6,406,670           (5,213,727)             5,192,068
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            7,637,576           (3,601,967)             6,043,988
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            3,535,071             3,587,418             3,921,178
   Net transfers (including fixed account)...................          (1,749,487)             (166,778)               130,181
   Policy charges............................................          (2,384,677)           (2,520,905)           (2,623,144)
   Transfers for policy benefits and terminations............          (2,687,363)           (3,507,119)           (2,648,050)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (3,286,456)           (2,607,384)           (1,219,835)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            4,351,120           (6,209,351)             4,824,153
NET ASSETS:
   Beginning of year.........................................           37,497,219            43,706,570            38,882,417
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       41,848,339    $       37,497,219    $       43,706,570
                                                                ==================    ==================    ==================

                                                                                   MSF RUSSELL 2000 INDEX
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $          584,115    $          521,188    $          510,772
   Net realized gains (losses)...............................              721,576               734,988              (66,857)
   Change in unrealized gains (losses) on investments........            6,793,518           (3,300,203)            11,828,973
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            8,099,209           (2,044,027)            12,272,888
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            5,255,166             5,547,834             6,030,913
   Net transfers (including fixed account)...................          (1,271,073)               238,532           (1,459,730)
   Policy charges............................................          (3,472,278)           (3,520,009)           (3,529,721)
   Transfers for policy benefits and terminations............          (3,852,208)           (5,646,773)           (3,961,411)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (3,340,393)           (3,380,416)           (2,919,949)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            4,758,816           (5,424,443)             9,352,939
NET ASSETS:
   Beginning of year.........................................           51,171,784            56,596,227            47,243,288
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       55,930,600    $       51,171,784    $       56,596,227
                                                                ==================    ==================    ==================

                                                                             MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           35,218    $           17,757    $           94,345
   Net realized gains (losses)...............................              996,117               908,859               253,453
   Change in unrealized gains (losses) on investments........            6,924,755           (1,383,140)             6,370,252
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................            7,956,090             (456,524)             6,718,050
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            3,933,872             4,270,409             4,102,715
   Net transfers (including fixed account)...................            1,360,962               162,723           (1,629,305)
   Policy charges............................................          (3,253,193)           (3,125,126)           (3,094,462)
   Transfers for policy benefits and terminations............          (2,912,602)           (4,309,233)           (2,842,508)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................            (870,961)           (3,001,227)           (3,463,560)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            7,085,129           (3,457,751)             3,254,490
NET ASSETS:
   Beginning of year.........................................           42,317,336            45,775,087            42,520,597
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       49,402,465    $       42,317,336    $       45,775,087
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                             MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $        (304,065)    $        (301,663)    $        (258,469)
   Net realized gains (losses)...............................           11,464,320             2,332,511               562,971
   Change in unrealized gains (losses) on investments........            2,263,900             (846,789)            22,601,563
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................           13,424,155             1,184,059            22,906,065
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............            7,087,296             6,244,277             6,679,778
   Net transfers (including fixed account)...................          (2,999,440)             3,733,237             (365,817)
   Policy charges............................................          (5,536,576)           (5,439,543)           (4,980,465)
   Transfers for policy benefits and terminations............          (5,390,198)           (6,901,125)           (5,044,716)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................          (6,838,918)           (2,363,154)           (3,711,220)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................            6,585,237           (1,179,095)            19,194,845
NET ASSETS:
   Beginning of year.........................................           86,825,771            88,004,866            68,810,021
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $       93,411,008    $       86,825,771    $       88,004,866
                                                                ==================    ==================    ==================

                                                                  MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                           INVESTMENT DIVISION
                                                                -----------------------------------------
                                                                       2012                 2011 (d)
                                                                -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $                --   $                --
   Net realized gains (losses)...............................                 1,884                  (45)
   Change in unrealized gains (losses) on investments........               (2,269)               (2,198)
                                                                -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................                 (385)               (2,243)
                                                                -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............                16,626                 3,321
   Net transfers (including fixed account)...................                29,151                12,824
   Policy charges............................................               (5,086)                 (710)
   Transfers for policy benefits and terminations............                  (62)                  (13)
                                                                -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................                40,629                15,422
                                                                -------------------   -------------------
     Net increase (decrease) in net assets...................                40,244                13,179
NET ASSETS:
   Beginning of year.........................................                13,179                    --
                                                                -------------------   -------------------
   End of year...............................................   $            53,423   $            13,179
                                                                ===================   ===================

                                                                   MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                      INVESTMENT DIVISION
                                                                ---------------------------------------------------------------
                                                                        2012                  2011                  2010
                                                                -------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $           859,018    $        1,177,683    $        1,305,428
   Net realized gains (losses)...............................               204,230               144,847                71,403
   Change in unrealized gains (losses) on investments........             1,584,984                64,600             1,196,007
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................             2,648,232             1,387,130             2,572,838
                                                                -------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............             2,376,193             2,593,403             2,832,832
   Net transfers (including fixed account)...................               559,734             (646,114)             1,156,919
   Policy charges............................................           (1,697,175)           (1,707,630)           (1,738,340)
   Transfers for policy benefits and terminations............           (1,967,837)           (1,876,403)           (1,617,829)
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................             (729,085)           (1,636,744)               633,582
                                                                -------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................             1,919,147             (249,614)             3,206,420
NET ASSETS:
   Beginning of year.........................................            23,536,888            23,786,502            20,580,082
                                                                -------------------    ------------------    ------------------
   End of year...............................................   $        25,456,035    $       23,536,888    $       23,786,502
                                                                ===================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010




                                                                     MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          330,891    $         229,900    $          429,880
   Net realized gains (losses).............................               19,763              564,972                49,043
   Change in unrealized gains (losses) on investments......              185,906               82,587               435,726
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              536,560              877,459               914,649
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............            1,850,612            2,130,621             2,331,803
   Net transfers (including fixed account).................              271,627            (428,475)             (168,918)
   Policy charges..........................................          (1,308,474)          (1,367,530)           (1,428,018)
   Transfers for policy benefits and terminations..........          (1,163,575)          (1,409,928)           (1,375,135)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................            (349,810)          (1,075,312)             (640,268)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................              186,750            (197,853)               274,381
NET ASSETS:
   Beginning of year.......................................           16,435,798           16,633,651            16,359,270
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $       16,622,548    $      16,435,798    $       16,633,651
                                                              ==================    =================    ==================

                                                                                                           PIMCO VIT
                                                                                                        LONG-TERM U.S.
                                                                        PIMCO VIT ALL ASSET               GOVERNMENT
                                                                        INVESTMENT DIVISION           INVESTMENT DIVISION
                                                              --------------------------------------- -------------------
                                                                     2012                2011 (d)          2012 (g)
                                                              ------------------    ----------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            6,301    $           2,796 $              232
   Net realized gains (losses).............................                  190                   --              2,932
   Change in unrealized gains (losses) on investments......                8,832              (1,176)            (2,899)
                                                              ------------------    ----------------- -------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               15,323                1,620                265
                                                              ------------------    ----------------- -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                   --                8,337                 --
   Net transfers (including fixed account).................               24,949               86,523             29,939
   Policy charges..........................................              (4,485)                (342)               (96)
   Transfers for policy benefits and terminations..........                  (6)                   --                 --
                                                              ------------------    ----------------- -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................               20,458               94,518             29,843
                                                              ------------------    ----------------- -------------------
     Net increase (decrease) in net assets.................               35,781               96,138             30,108
NET ASSETS:
   Beginning of year.......................................               96,138                   --                 --
                                                              ------------------    ----------------- -------------------
   End of year.............................................   $          131,919    $          96,138 $           30,108
                                                              ==================    ================= ===================



                                                                                PIMCO VIT LOW DURATION
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $          18,366    $           13,732    $          12,187
   Net realized gains (losses).............................               1,749                   618                2,729
   Change in unrealized gains (losses) on investments......              34,493               (6,243)               23,685
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              54,608                 8,107               38,601
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............              33,008                43,028                   --
   Net transfers (including fixed account).................             (5,071)               153,678                   32
   Policy charges..........................................            (42,837)              (21,336)             (10,848)
   Transfers for policy benefits and terminations..........               (202)                    --                   --
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................            (15,102)               175,370             (10,816)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              39,506               183,477               27,785
NET ASSETS:
   Beginning of year.......................................             946,008               762,531              734,746
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         985,514    $          946,008    $         762,531
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                             PIONEER VCT EMERGING MARKETS
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------   ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            1,600   $               --    $            3,039
   Net realized gains (losses).............................               22,375              121,447                75,682
   Change in unrealized gains (losses) on investments......               20,209            (327,299)                68,690
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               44,184            (205,852)               147,411
                                                              ------------------   ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............               83,715              104,589               102,565
   Net transfers (including fixed account).................              166,019              193,458                72,459
   Policy charges..........................................             (22,137)             (25,931)              (27,778)
   Transfers for policy benefits and terminations..........                   --            (649,132)              (82,614)
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              227,597            (377,016)                64,632
                                                              ------------------   ------------------    ------------------
     Net increase (decrease) in net assets.................              271,781            (582,868)               212,043
NET ASSETS:
   Beginning of year.......................................              401,298              984,166               772,123
                                                              ------------------   ------------------    ------------------
   End of year.............................................   $          673,079   $          401,298    $          984,166
                                                              ==================   ==================    ==================

                                                                               PIONEER VCT MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $            1,561    $           1,190    $              801
   Net realized gains (losses).............................                  595                  580                   313
   Change in unrealized gains (losses) on investments......               12,468             (11,556)                14,039
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.....................................               14,624              (9,786)                15,153
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............                8,995                   --                 7,217
   Net transfers (including fixed account).................                1,893               51,112                59,471
   Policy charges..........................................              (6,747)              (6,021)               (3,748)
   Transfers for policy benefits and terminations..........                   --                  (3)                  (18)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................                4,141               45,088                62,922
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets.................               18,765               35,302                78,075
NET ASSETS:
   Beginning of year.......................................              134,780               99,478                21,403
                                                              ------------------    -----------------    ------------------
   End of year.............................................   $          153,545    $         134,780    $           99,478
                                                              ==================    =================    ==================

                                                                                    ROYCE MICRO-CAP
                                                                                  INVESTMENT DIVISION
                                                              ------------------------------------------------------------
                                                                    2012                  2011               2010 (a)
                                                              -----------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $              --    $            8,331    $           5,659
   Net realized gains (losses).............................               9,077                 1,545                  197
   Change in unrealized gains (losses) on investments......              15,667              (52,132)               61,964
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations.....................................              24,744              (42,256)               67,820
                                                              -----------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners............              49,620                 4,792               53,592
   Net transfers (including fixed account).................                  --                 7,703              236,555
   Policy charges..........................................             (7,913)               (8,474)              (4,842)
   Transfers for policy benefits and terminations..........             (4,908)                  (11)              (4,416)
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions............................              36,799                 4,010              280,889
                                                              -----------------    ------------------    -----------------
     Net increase (decrease) in net assets.................              61,543              (38,246)              348,709
NET ASSETS:
   Beginning of year.......................................             310,463               348,709                   --
                                                              -----------------    ------------------    -----------------
   End of year.............................................   $         372,006    $          310,463    $         348,709
                                                              =================    ==================    =================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                                     ROYCE SMALL-CAP
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                  2010
                                                              ------------------    ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $              586    $            3,804    $             425
   Net realized gains (losses)..............................              35,664                18,080                2,111
   Change in unrealized gains (losses) on investments.......              34,489              (64,398)               63,066
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from operations......................................              70,739              (42,514)               65,602
                                                              ------------------    ------------------    -----------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............               8,995                 4,584               22,886
   Net transfers (including fixed account)..................           (281,935)               740,973              257,401
   Policy charges...........................................            (10,669)              (19,814)              (8,157)
   Transfers for policy benefits and terminations...........                  --             (321,629)              (3,061)
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................           (283,609)               404,114              269,069
                                                              ------------------    ------------------    -----------------
     Net increase (decrease) in net assets..................           (212,870)               361,600              334,671
NET ASSETS:
   Beginning of year........................................             754,742               393,142               58,471
                                                              ------------------    ------------------    -----------------
   End of year..............................................  $          541,872    $          754,742    $         393,142
                                                              ==================    ==================    =================

                                                                                UIF EMERGING MARKETS DEBT
                                                                                   INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                  2011                 2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $           16,821    $           7,775    $              318
   Net realized gains (losses)..............................               2,466                2,814                    87
   Change in unrealized gains (losses) on investments.......              89,788                   79                   318
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................             109,075               10,668                   723
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              64,771                2,057                 2,057
   Net transfers (including fixed account)..................             599,117              408,567                    --
   Policy charges...........................................            (10,880)              (4,269)               (1,095)
   Transfers for policy benefits and terminations...........               (483)              (3,368)                  (89)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             652,525              402,987                   873
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................             761,600              413,655                 1,596
NET ASSETS:
   Beginning of year........................................             420,998                7,343                 5,747
                                                              ------------------    -----------------    ------------------
   End of year..............................................  $        1,182,598    $         420,998    $            7,343
                                                              ==================    =================    ==================

                                                                              UIF EMERGING MARKETS EQUITY
                                                                                  INVESTMENT DIVISION
                                                              -------------------------------------------------------------
                                                                     2012                 2011                  2010
                                                              ------------------    -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $               --    $           1,515    $              758
   Net realized gains (losses)..............................                (26)                4,478                   899
   Change in unrealized gains (losses) on investments.......             139,206             (99,779)                38,992
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations......................................             139,180             (93,786)                40,649
                                                              ------------------    -----------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners.............              70,772                2,923                 2,451
   Net transfers (including fixed account)..................             302,018              444,567               157,781
   Policy charges...........................................            (17,053)             (11,985)               (7,467)
   Transfers for policy benefits and terminations...........               (361)                   --               (1,388)
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions.............................             355,376              435,505               151,377
                                                              ------------------    -----------------    ------------------
     Net increase (decrease) in net assets..................             494,556              341,719               192,026
NET ASSETS:
   Beginning of year........................................             539,388              197,669                 5,643
                                                              ------------------    -----------------    ------------------
   End of year..............................................  $        1,033,944    $         539,388    $          197,669
                                                              ==================    =================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                              WELLS FARGO VT TOTAL RETURN BOND
                                                                                     INVESTMENT DIVISION
                                                                --------------------------------------------------------------
                                                                       2012                  2011                  2010
                                                                ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................   $            4,369    $           18,903    $           29,774
   Net realized gains (losses)...............................                7,755                45,796                34,459
   Change in unrealized gains (losses) on investments........                5,968               (7,169)              (12,496)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from operations.......................................               18,092                57,530                51,737
                                                                ------------------    ------------------    ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners..............               45,280                66,775               158,432
   Net transfers (including fixed account)...................              301,563             (413,486)               386,034
   Policy charges............................................             (11,089)              (19,736)              (22,616)
   Transfers for policy benefits and terminations............                   --             (637,284)              (26,909)
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions..............................              335,754           (1,003,731)               494,941
                                                                ------------------    ------------------    ------------------
     Net increase (decrease) in net assets...................              353,846             (946,201)               546,678
NET ASSETS:
   Beginning of year.........................................              135,214             1,081,415               534,737
                                                                ------------------    ------------------    ------------------
   End of year...............................................   $          489,060    $          135,214    $        1,081,415
                                                                ==================    ==================    ==================

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                      NOTES TO THE FINANCIAL STATEMENTS



1. ORGANIZATION


Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AllianceBernstein Variable Products Series Fund, Inc.         Janus Aspen Series ("Janus Aspen")
("AllianceBernstein")                                         Legg Mason Partners Variable Equity Trust
American Century Variable Portfolios, Inc. ("American         ("LMPVET")
Century VP")                                                  Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")            Metropolitan Series Fund ("MSF")*
Dreyfus Variable Investment Fund ("Dreyfus VIF")              MFS Variable Insurance Trust ("MFS VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")         Oppenheimer Variable Account Funds ("Oppenheimer VA")
Franklin Templeton Variable Insurance Products Trust          PIMCO Variable Insurance Trust ("PIMCO VIT")
("FTVIPT")                                                    Pioneer Variable Contracts Trust ("Pioneer VCT")
Goldman Sachs Variable Insurance Trust ("Goldman              Putnam Variable Trust ("Putnam VT")
Sachs")                                                       Royce Capital Fund ("Royce")
AIM Variable Insurance Funds (Invesco Variable                The Universal Institutional Funds, Inc. ("UIF")
Insurance Funds) ("Invesco V.I.")                             Wells Fargo Variable Trust ("Wells Fargo VT")

*See Note 6 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF INVESTMENT DIVISIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2012:

AllianceBernstein Global Thematic Growth Investment          American Funds High-Income Bond Investment
   Division                                                    Division
AllianceBernstein Intermediate Bond Investment               American Funds International Investment Division
   Division                                                  American Funds U.S. Government/AAA-Rated
AllianceBernstein International Value Investment               Securities Investment Division
   Division                                                  Dreyfus VIF International Value Investment Division
American Century VP Vista Investment Division                Fidelity VIP Asset Manager: Growth Investment
American Funds Bond Investment Division                        Division
American Funds Global Small Capitalization                   Fidelity VIP Contrafund Investment Division
   Investment Division                                       Fidelity VIP Equity-Income Investment Division
American Funds Growth Investment Division                    Fidelity VIP Freedom 2010 Investment Division
American Funds Growth-Income Investment Division             Fidelity VIP Freedom 2020 Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


Fidelity VIP Freedom 2030 Investment Division             MIST Legg Mason ClearBridge Aggressive Growth
Fidelity VIP Freedom 2050 Investment Division               Investment Division
Fidelity VIP High Income Investment Division              MIST Lord Abbett Bond Debenture Investment
Fidelity VIP Investment Grade Bond Investment Division      Division
Fidelity VIP Mid Cap Investment Division                  MIST Lord Abbett Mid Cap Value Investment Division
FTVIPT Mutual Global Discovery Securities                 MIST Met/Franklin Income Investment Division
   Investment Division                                    MIST Met/Franklin Mutual Shares Investment Division
FTVIPT Templeton Foreign Securities Investment            MIST Met/Franklin Templeton Founding Strategy
   Division                                                 Investment Division
FTVIPT Templeton Global Bond Securities Investment        MIST Met/Templeton Growth Investment Division
   Division                                               MIST Met/Templeton International Bond Investment
Goldman Sachs Mid-Cap Value Investment Division             Division (b)
Goldman Sachs Structured Small Cap Equity                 MIST MetLife Aggressive Strategy Investment
   Investment Division                                      Division (a)
Invesco V.I. Global Real Estate Investment Division       MIST MetLife Balanced Plus Investment Division (b)
Invesco V.I. Government Securities Investment             MIST MFS Emerging Markets Equity Investment
   Division                                                 Division
Invesco V.I. International Growth Investment Division     MIST MFS Research International Investment
Invesco V.I. Van Kampen Comstock Investment Division        Division (a)
Janus Aspen Balanced Investment Division                  MIST MLA Mid Cap Investment Division (a)
Janus Aspen Forty Investment Division                     MIST Morgan Stanley Mid Cap Growth Investment
Janus Aspen Janus Investment Division                       Division
Janus Aspen Overseas Investment Division                  MIST PIMCO Inflation Protected Bond Investment
MFS VIT Global Equity Investment Division                   Division
MFS VIT High Income Investment Division                   MIST PIMCO Total Return Investment Division
MFS VIT New Discovery Investment Division                 MIST Pioneer Fund Investment Division
MFS VIT Value Investment Division                         MIST RCM Technology Investment Division
MIST AllianceBernstein Global Dynamic Allocation          MIST Schroders Global Multi-Asset Investment
   Investment Division (b)                                  Division (b)
MIST American Funds Balanced Allocation                   MIST SSgA Growth and Income ETF Investment
   Investment Division                                      Division
MIST American Funds Growth Allocation Investment          MIST SSgA Growth ETF Investment Division
   Division                                               MIST T. Rowe Price Large Cap Value Investment
MIST American Funds Moderate Allocation                     Division
   Investment Division                                    MIST T. Rowe Price Mid Cap Growth Investment
MIST AQR Global Risk Balanced Investment                    Division (a)
   Division (b)                                           MIST Third Avenue Small Cap Value Investment
MIST BlackRock Global Tactical Strategies Investment        Division
   Division (b)                                           MSF Baillie Gifford International Stock Investment
MIST BlackRock Large Cap Core Investment Division           Division
MIST Clarion Global Real Estate Investment Division (a)   MSF Barclays Capital Aggregate Bond Index
MIST Dreman Small Cap Value Investment Division             Investment Division
MIST Harris Oakmark International Investment Division     MSF BlackRock Aggressive Growth Investment
MIST Invesco Balanced-Risk Allocation Investment            Division
   Division (b)                                           MSF BlackRock Bond Income Investment Division
MIST Invesco Small Cap Growth Investment Division (a)     MSF BlackRock Diversified Investment Division
MIST Janus Forty Investment Division                      MSF BlackRock Large Cap Value Investment Division
MIST JPMorgan Global Active Allocation Investment         MSF BlackRock Diversified Investment Division
   Division (b)                                           MSF BlackRock Large Cap Value Investment Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF BlackRock Legacy Large Cap Growth Investment                MSF Neuberger Berman Genesis Investment Division
   Division                                                     MSF Oppenheimer Global Equity Investment Division
MSF BlackRock Money Market Investment Division                  MSF Russell 2000 Index Investment Division
MSF Davis Venture Value Investment Division                     MSF T. Rowe Price Large Cap Growth Investment
MSF FI Value Leaders Investment Division                          Division
MSF Jennison Growth Investment Division                         MSF T. Rowe Price Small Cap Growth Investment
MSF Loomis Sayles Small Cap Core Investment                       Division
   Division                                                     MSF Van Eck Global Natural Resources Investment
MSF Loomis Sayles Small Cap Growth Investment                     Division
   Division                                                     MSF Western Asset Management Strategic Bond
MSF Met/Artisan Mid Cap Value Investment                          Opportunities Investment Division
   Division (a)                                                 MSF Western Asset Management U.S. Government
MSF MetLife Conservative Allocation Investment                    Investment Division
   Division (a)                                                 PIMCO VIT All Asset Investment Division
MSF MetLife Conservative to Moderate Allocation                 PIMCO VIT Long-Term U.S. Government Investment
   Investment Division (a)                                        Division
MSF MetLife Mid Cap Stock Index Investment                      PIMCO VIT Low Duration Investment Division
   Division                                                     Pioneer VCT Emerging Markets Investment Division
MSF MetLife Moderate Allocation Investment                      Pioneer VCT Mid Cap Value Investment Division
   Division (a)                                                 Royce Micro-Cap Investment Division
MSF MetLife Moderate to Aggressive Allocation                   Royce Small-Cap Investment Division
   Investment Division (a)                                      UIF Emerging Markets Debt Investment Division
MSF MetLife Stock Index Investment Division                     UIF Emerging Markets Equity Investment Division
MSF MFS Total Return Investment Division (a)                    Wells Fargo VT Total Return Bond Investment
MSF MFS Value Investment Division                                 Division
MSF MSCI EAFE Index Investment Division

(a) This Investment Division invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2012.

B. The following Investment Divisions had no net assets as of December 31, 2012:

Fidelity VIP Freedom 2015 Investment Division               Oppenheimer VA Main Street Small- & Mid-Cap
Fidelity VIP Freedom 2025 Investment Division                  Investment Division
Fidelity VIP Freedom 2040 Investment Division               Putnam VT International Value Investment Division
Janus Aspen Enterprise Investment Division
LMPVET Investment Counsel Variable Social
   Awareness Investment Division

3. PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2012:

MIST Oppenheimer Capital Appreciation Investment Division
MSF Lord Abbett Mid Cap Value Sub-Account

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2012:

NAME CHANGES:

Former Name                                               New Name

(MIST) Lazard Mid Cap Portfolio                           (MIST) MLA Mid Cap Portfolio
(MIST) Rainer Large Cap Equity Portfolio                  (MIST) Jennison Large Cap Equity Portfolio
(MSF) Artio International Stock Portfolio                 (MSF) Baillie Gifford International Stock Portfolio
(MSF) Morgan Stanley EAFE Index Portfolio                 (MSF) MSCI EAFE Index Portfolio
(MSF) Neuberger Berman Mid Cap Value Portfolio            (MSF) Lord Abbett Mid Cap Value Portfolio

MERGERS:

Former Portfolio                                            New Portfolio

(MIST) Oppenheimer Capital Appreciation Portfolio           (MSF) Jennison Growth Portfolio
(MSF) Lord Abbett Mid Cap Value Portfolio                   (MIST) Lord Abbett Mid Cap Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION -- (CONCLUDED)
Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2012, the Separate Account adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have an impact on the Separate Account's financial statements.

Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. CHANGE IN ACCOUNTING METHOD


PRESENTATION OF MORTALITY AND EXPENSE RISK CHARGES
Previously, mortality and expense risk charges ("M&E") for all Polices were reported as "Mortality and expense risk charges" in the Statements of Operations. Although M&E charges are generally assessed through the reduction in unit values, certain Policies assess their M&E charges through the redemption of units. The Investment Divisions changed their accounting method to report M&E charges assessed through the redemption of units as "Policy charges" in the Statements of Changes in Net Assets. This method is preferable as it results in these M&E charges being reported based on how they are assessed, which is consistent with the classification of other Policy fees and industry practice. This change had no effect on the net assets of the Investment Divisions or unit values of the Policies.

This change has been applied retrospectively to all periods presented. The impact by affected Investment Division was to decrease "Mortality and expense risk charges" in the Statements of Operations and to increase "Policy charges" in the Statements of Changes in Net Assets by the following amounts.

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
     FUND NAME                                                                                        2011 ($)           2010 ($)
                                                                                                    -------------     --------------
     AllianceBernstein Global Thematic Growth Investment Division................................         162,987                310
     AllianceBernstein Intermediate Bond Investment Division.....................................             183                139
     AllianceBernstein International Value Investment Division...................................           (111)                  2
     American Century VP Vista Investment Division...............................................             305                519
     American Funds Bond Investment Division.....................................................          26,971             24,755
     American Funds Global Small Capitalization Investment Division..............................         402,822            401,930
     American Funds Growth Investment Division...................................................         887,833            821,615
     American Funds Growth-Income Investment Division............................................         517,187            489,440
     American Funds International Investment Division............................................           9,756              9,546
     American Funds U.S. Government/AAA-Rated Securities Investment Division.....................             601                596
     Dreyfus VIF International Value Investment Division.........................................             798                876
     Fidelity VIP Asset Manager: Growth Investment Division......................................          11,005             11,265
     Fidelity VIP Contrafund Investment Division.................................................          10,858             17,497
     Fidelity VIP Equity-Income Investment Division..............................................             749                838
     Fidelity VIP Freedom 2020 Investment Division...............................................           2,367              2,201
     Fidelity VIP Freedom 2030 Investment Division...............................................              86                231
     Fidelity VIP High Income Investment Division................................................              27                 30
     Fidelity VIP Investment Grade Bond Investment Division......................................           6,449              4,314
     Fidelity VIP Mid Cap Investment Division....................................................           5,725              5,209
     FTVIPT Mutual Global Discovery Securities Investment Division...............................           3,892              2,866
     FTVIPT Templeton Foreign Securities Investment Division.....................................         111,353            239,041
     FTVIPT Templeton Global Bond Securities Investment Division.................................           1,067                 89
     Goldman Sachs Mid-Cap Value Investment Division.............................................           1,289              1,356
     Goldman Sachs Structured Small Cap Equity Investment Division...............................             173                154
     Invesco V.I. Global Real Estate Investment Division.........................................          49,508             39,431
     Invesco V.I. Government Securities Investment Division......................................             120                 --
     Invesco V.I. International Growth Investment Division.......................................           1,400                783
     Invesco V.I. Van Kampen Comstock Investment Division........................................             423                 --
     Janus Aspen Balanced Investment Division....................................................          25,576             23,474
     Janus Aspen Forty Investment Division.......................................................          15,960             16,448
     Janus Aspen Janus Investment Division.......................................................          36,978            226,951
     Janus Aspen Overseas Investment Division....................................................          29,472                817
     MFS VIT Global Equity Investment Division...................................................             361                598
     MFS VIT High Income Investment Division.....................................................             491                457
     MFS VIT New Discovery Investment Division...................................................             555                340
     MFS VIT Value Investment Division...........................................................             285                293
     MIST BlackRock Large Cap Core Investment Division...........................................         681,593            702,685
     MIST Clarion Global Real Estate Investment Division.........................................         153,514            141,671
     MIST Dreman Small Cap Value Investment Division.............................................             255                220
     MIST Harris Oakmark International Investment Division.......................................         196,322            188,515
     MIST Invesco Small Cap Growth Investment Division...........................................          31,155             26,096
     MIST Janus Forty Investment Division........................................................          81,711             82,335

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. CHANGE IN ACCOUNTING METHOD -- (CONTINUED)


PRESENTATION OF MORTALITY AND EXPENSE RISK CHARGES -- (CONTINUED)

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                   ---------------------------------
     FUND NAME                                                                                        2011 ($)           2010 ($)
                                                                                                   --------------    ---------------
     MIST Legg Mason ClearBridge Aggressive Growth Investment Division...........................          82,685             54,030
     MIST Lord Abbett Bond Debenture Investment Division.........................................         152,892            258,188
     MIST Lord Abbett Mid Cap Value Investment Division..........................................             437                369
     MIST MetLife Aggressive Strategy Investment Division........................................          68,960                 --
     MIST MFS Emerging Markets Equity Investment Division........................................             788                 --
     MIST MFS Research International Investment Division.........................................          91,183             88,383
     MIST MLA Mid Cap Investment Division........................................................          36,387             32,814
     MIST Morgan Stanley Mid Cap Growth Investment Division......................................         850,520            582,516
     MIST PIMCO Inflation Protected Bond Investment Division.....................................          51,801             48,656
     MIST PIMCO Total Return Investment Division.................................................         306,218            301,175
     MIST Pioneer Fund Investment Division.......................................................             770                982
     MIST RCM Technology Investment Division.....................................................         103,151             91,702
     MIST SSgA Growth and Income ETF Investment Division.........................................          25,918             17,885
     MIST SSgA Growth ETF Investment Division....................................................          21,198             13,776
     MIST T. Rowe Price Large Cap Value Investment Division......................................          24,068            134,790
     MIST T. Rowe Price Mid Cap Growth Investment Division.......................................         283,741            124,744
     MIST Third Avenue Small Cap Value Investment Division.......................................          10,152             11,741
     MSF Baillie Gifford International Stock Investment Division.................................         135,375            142,564
     MSF Barclays Capital Aggregate Bond Index Investment Division...............................         867,344            860,534
     MSF BlackRock Aggressive Growth Investment Division.........................................         529,383            379,415
     MSF BlackRock Bond Income Investment Division...............................................         334,130            347,328
     MSF BlackRock Diversified Investment Division...............................................         846,392            751,518
     MSF BlackRock Large Cap Value Investment Division...........................................          86,087             77,167
     MSF BlackRock Legacy Large Cap Growth Investment Division...................................          53,272             45,881
     MSF BlackRock Money Market Investment Division..............................................         114,103            249,908
     MSF Davis Venture Value Investment Division.................................................         383,886            389,641
     MSF FI Value Leaders Investment Division....................................................          44,051             40,816
     MSF Jennison Growth Investment Division.....................................................         102,546            110,567
     MSF Loomis Sayles Small Cap Core Investment Division........................................         118,325            110,919
     MSF Loomis Sayles Small Cap Growth Investment Division......................................          58,648             46,479
     MSF Met/Artisan Mid Cap Value Investment Division...........................................         347,417            317,586
     MSF MetLife Conservative Allocation Investment Division.....................................          22,199             16,791
     MSF MetLife Conservative to Moderate Allocation Investment Division.........................          40,173             35,091
     MSF MetLife Mid Cap Stock Index Investment Division.........................................         448,943            427,389
     MSF MetLife Moderate Allocation Investment Division.........................................         236,948            209,528
     MSF MetLife Moderate to Aggressive Allocation Investment Division...........................         494,267            420,334
     MSF MetLife Stock Index Investment Division.................................................       3,199,191          2,799,860
     MSF MFS Total Return Investment Division....................................................         106,396             80,437
     MSF MFS Value Investment Division...........................................................         422,424            411,227
     MSF MSCI EAFE Index Investment Division.....................................................         515,481            487,987
     MSF Neuberger Berman Genesis Investment Division............................................         587,519            559,608
     MSF Oppenheimer Global Equity Investment Division...........................................         178,758            173,573
     MSF Russell 2000 Index Investment Division..................................................         349,641            341,067
     MSF T. Rowe Price Large Cap Growth Investment Division......................................         334,052            354,830
     MSF T. Rowe Price Small Cap Growth Investment Division......................................         666,351            511,433
     MSF Van Eck Global Natural Resources Investment Division....................................             609                 --
     MSF Western Asset Management Strategic Bond Opportunities Investment Division...............         160,797            154,138
     MSF Western Asset Management U.S. Government Investment Division............................         113,254            115,268
     PIMCO VIT All Asset Investment Division.....................................................              22                 --
     PIMCO VIT Low Duration Investment Division..................................................           2,905              2,779
     Pioneer VCT Emerging Markets Investment Division............................................          12,310             13,622
     Pioneer VCT Mid Cap Value Investment Division...............................................             550                297
     Royce Micro-Cap Investment Division.........................................................           1,375                619
     Royce Small-Cap Investment Division.........................................................           6,407              1,285

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. CHANGE IN ACCOUNTING METHOD -- (CONCLUDED)


PRESENTATION OF MORTALITY AND EXPENSE RISK CHARGES -- (CONCLUDED)

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
     FUND NAME                                                                                        2011 ($)           2010 ($)
                                                                                                   --------------     --------------
     UIF Emerging Markets Debt Investment Division...............................................           1,372                 31
     UIF Emerging Markets Equity Investment Division.............................................           2,182                520
     Wells Fargo VT Total Return Bond Investment Division........................................           6,364              6,709


6. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

   Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

   The table below represents the range of effective annual rates for the charge for the year ended December 31, 2012:

     ---------------------------------------------------------------------------------------------------------------
     Mortality and Expense Risk                                                                       0.00% - 0.90%
     ---------------------------------------------------------------------------------------------------------------

   The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.30% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as policy charges in the statements of changes in net assets of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $0 to $15 and are assessed monthly.

For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year.

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $83.33 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

The above referenced charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions for the years ended December 31, 2012, 2011 and 2010.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS


                                           AS OF DECEMBER 31,               FOR THE YEAR ENDED DECEMBER 31,
                                      ------------------------------ -------------------------------------------------
                                                                                        COST OF
                                          SHARES         COST ($)                    PURCHASES ($)
                                      -------------   -------------- -------------------------------------------------
                                           2012            2012           2012            2011            2010
                                      -------------   --------------    --------------  --------------  --------------
      AllianceBernstein Global
         Thematic Growth
         Investment Division.........         3,767           71,642          3,785       5,924,276          64,878
      AllianceBernstein
         Intermediate Bond
         Investment Division.........         8,488          102,645         57,983           4,944          44,107
      AllianceBernstein
         International Value
         Investment Division.........            12              179              2           1,511           1,284(a)
      American Century VP Vista
         Investment Division.........           236            3,853          1,774          16,251          60,206
      American Funds Bond
         Investment Division.........       485,256        5,262,880      1,312,217         969,816       1,139,102
      American Funds Global
         Small Capitalization
         Investment Division.........     2,982,770       60,143,479      3,115,383       3,778,860       4,775,557
      American Funds Growth
         Investment Division.........     2,165,777      110,745,930      3,746,471       5,600,915       6,233,209
      American Funds
         Growth-Income
         Investment Division.........     2,081,975       71,702,222      2,947,311       3,518,169       4,134,198
      American Funds
         High-Income Bond
         Investment Division.........         5,189           57,908         58,091(b)           --              --
      American Funds
         International Investment
         Division....................        31,331          525,723         53,707          16,165         390,086
      American Funds U.S.
         Government/AAA-Rated
         Securities Investment
         Division....................         3,578           44,566          7,935          24,616           8,716
      Dreyfus VIF International
         Value Investment
         Division....................        20,889          264,546          5,777           5,544           7,776
      Fidelity VIP Asset Manager:
         Growth Investment
         Division....................       130,734        1,695,641        564,188         201,611         350,953
      Fidelity VIP Contrafund
         Investment Division.........        88,886        2,080,901        256,811         386,193         618,817
      Fidelity VIP Equity-Income
         Investment Division.........         3,135           63,113         51,762          65,604          83,560
      Fidelity VIP Freedom 2010
         Investment Division.........         3,555           36,402          3,999          16,905          16,287
      Fidelity VIP Freedom 2020
         Investment Division.........        68,218          527,202         38,622          64,043          32,723
      Fidelity VIP Freedom 2030
         Investment Division.........         3,937           36,903          2,517          33,098         106,748
      Fidelity VIP Freedom 2050
         Investment Division.........         1,331           16,206          2,492          44,388(c)           --

                                             FOR THE YEAR ENDED DECEMBER 31,
                                      ------------------------------------------------
                                                        PROCEEDS
                                                     FROM SALES ($)
                                      ------------------------------------------------
                                           2012           2011            2010
                                       ---------------  --------------  --------------
      AllianceBernstein Global
         Thematic Growth
         Investment Division.........     4,346,961         265,271          84,747
      AllianceBernstein
         Intermediate Bond
         Investment Division.........         1,934           1,493          29,920
      AllianceBernstein
         International Value
         Investment Division.........             5           2,772              16(a)
      American Century VP Vista
         Investment Division.........         7,528          74,661         147,832
      American Funds Bond
         Investment Division.........       763,603         731,112         647,988
      American Funds Global
         Small Capitalization
         Investment Division.........     5,038,503       5,452,768       4,848,239
      American Funds Growth
         Investment Division.........    10,752,272       8,870,119       7,482,387
      American Funds
         Growth-Income
         Investment Division.........     5,517,911       3,636,760       3,422,111
      American Funds
         High-Income Bond
         Investment Division.........           189(b)           --              --
      American Funds
         International Investment
         Division....................       107,360         191,972          91,760
      American Funds U.S.
         Government/AAA-Rated
         Securities Investment
         Division....................         7,421          18,298          63,369
      Dreyfus VIF International
         Value Investment
         Division....................         2,581           6,265          73,348
      Fidelity VIP Asset Manager:
         Growth Investment
         Division....................       229,156         542,259         401,055
      Fidelity VIP Contrafund
         Investment Division.........       392,517         826,551       2,359,396
      Fidelity VIP Equity-Income
         Investment Division.........         7,307         243,406         152,960
      Fidelity VIP Freedom 2010
         Investment Division.........         1,313          13,581           1,077
      Fidelity VIP Freedom 2020
         Investment Division.........        41,771          79,620          15,399
      Fidelity VIP Freedom 2030
         Investment Division.........        23,108          83,225          42,841
      Fidelity VIP Freedom 2050
         Investment Division.........           302          25,362(c)           --

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31,          FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------- -------------------------------------------
                                                                            COST OF
                                    SHARES       COST ($)                PURCHASES ($)
                                 ------------  ------------ -------------------------------------------
                                     2012          2012         2012          2011          2010
                                 ------------  ------------   ----------    -------------  ------------
     Fidelity VIP High Income
        Investment Division.....       28,424       168,038      125,580        40,651           340
     Fidelity VIP Investment
        Grade Bond Investment
        Division................      176,645     2,309,600    1,921,672     1,807,611     1,216,749
     Fidelity VIP Mid Cap
        Investment Division.....       24,981       702,923      173,748       287,684       192,649
     FTVIPT Mutual Global
        Discovery Securities
        Investment Division.....       39,801       790,298      175,011       279,594       735,899
     FTVIPT Templeton Foreign
        Securities Investment
        Division................      270,845     3,801,087      878,128       539,313     1,298,784
     FTVIPT Templeton Global
        Bond Securities
        Investment Division.....       22,105       427,416      146,290       626,974       454,211
     Goldman Sachs Mid-Cap
        Value Investment
        Division................       16,840       254,903        2,932        58,548         2,264
     Goldman Sachs Structured
        Small Cap Equity
        Investment Division.....        2,071        22,781        6,983           893         4,341
     Invesco V.I. Global Real
        Estate Investment
        Division................      169,020     2,480,584    1,031,105     1,144,072       281,030
     Invesco V.I. Government
        Securities Investment
        Division................           25           309       15,310       105,415(d)     26,124
     Invesco V.I. International
        Growth Investment
        Division................      216,655     5,820,659    6,090,412        11,463       348,070
     Invesco V.I. Van Kampen
        Comstock Investment
        Division................       17,951       210,983       29,964       166,971        62,391(e)
     Janus Aspen Balanced
        Investment Division.....       38,724     1,072,774      249,875       476,479     1,410,141
     Janus Aspen Forty
        Investment Division.....       22,042       724,755      251,563        60,009       374,848
     Janus Aspen Janus
        Investment Division.....       36,736       725,079       34,590        11,493       709,475
     Janus Aspen Overseas
        Investment Division.....       11,935       564,816      114,730     5,940,358       246,705
     MFS VIT Global Equity
        Investment Division.....        8,975       128,563      135,732        14,292       201,962
     MFS VIT High Income
        Investment Division.....       18,452       134,943       29,358        12,069        10,141
     MFS VIT New Discovery
        Investment Division.....       11,458       163,711       42,794        24,020       105,171

                                     FOR THE YEAR ENDED DECEMBER 31,
                                 ------------------------------------------
                                                PROCEEDS
                                             FROM SALES ($)
                                 ------------------------------------------
                                     2012          2011          2010
                                   ----------    -------------  -----------
     Fidelity VIP High Income
        Investment Division.....        2,451           236       37,262
     Fidelity VIP Investment
        Grade Bond Investment
        Division................    1,407,822       593,778      919,692
     Fidelity VIP Mid Cap
        Investment Division.....       67,376        86,070       32,284
     FTVIPT Mutual Global
        Discovery Securities
        Investment Division.....      195,072       383,211      728,462
     FTVIPT Templeton Foreign
        Securities Investment
        Division................      422,457     6,463,366      553,148
     FTVIPT Templeton Global
        Bond Securities
        Investment Division.....       19,865       316,892      458,606
     Goldman Sachs Mid-Cap
        Value Investment
        Division................       57,554       130,799       34,533
     Goldman Sachs Structured
        Small Cap Equity
        Investment Division.....       35,753         1,806       34,881
     Invesco V.I. Global Real
        Estate Investment
        Division................      364,719     1,047,754      349,677
     Invesco V.I. Government
        Securities Investment
        Division................       36,465        86,648(d)     9,364
     Invesco V.I. International
        Growth Investment
        Division................      311,291       236,029      122,011
     Invesco V.I. Van Kampen
        Comstock Investment
        Division................       16,512         2,690       30,405(e)
     Janus Aspen Balanced
        Investment Division.....      555,156     1,530,768      490,563
     Janus Aspen Forty
        Investment Division.....      231,604       495,862      175,085
     Janus Aspen Janus
        Investment Division.....       57,167     7,130,795      408,399
     Janus Aspen Overseas
        Investment Division.....       18,736     5,664,163       20,135
     MFS VIT Global Equity
        Investment Division.....       12,826       232,286       73,751
     MFS VIT High Income
        Investment Division.....       12,497         1,866        3,882
     MFS VIT New Discovery
        Investment Division.....        4,661         4,419        4,660

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e)  For the period May 3, 2010 to December 31, 2010.
(f)  For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                   AS OF DECEMBER 31,        FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------- ---------------------------------------
                                                                         COST OF
                                  SHARES       COST ($)               PURCHASES ($)
                                -----------  ------------ ---------------------------------------
                                   2012          2012        2012          2011          2010
                                -----------  ------------   ------------  ---------     ---------
     MFS VIT Value Investment
        Division...............       1,207        15,291       1,023        36,464           969
     MIST AllianceBernstein
        Global Dynamic
        Allocation Investment
        Division...............         663         6,934       8,989(f)         --            --
     MIST American Funds
        Balanced Allocation
        Investment Division....      60,078       564,961     111,688       225,636       209,126
     MIST American Funds
        Growth Allocation
        Investment Division....      91,780       788,428     211,211       237,080       546,597
     MIST American Funds
        Moderate Allocation
        Investment Division....      55,547       537,412     223,173       184,789       144,861
     MIST AQR Global Risk
        Balanced Investment
        Division...............       2,151        24,410      30,767(f)         --            --
     MIST BlackRock Global
        Tactical Strategies
        Investment Division....       3,761        38,201      40,820(f)         --            --
     MIST BlackRock
        Large Cap Core
        Investment Division....  31,674,442   338,241,649   5,579,948     6,851,461     6,951,054
     MIST Clarion Global Real
        Estate Investment
        Division...............   2,269,161    26,891,735   3,856,513     2,264,531     3,370,800
     MIST Dreman Small Cap
        Value Investment
        Division...............       2,558        34,673      19,336        16,769        10,026
     MIST Harris Oakmark
        International Investment
        Division...............   2,231,255    30,985,772   2,666,808     2,500,638     3,407,788
     MIST Invesco Balanced-
        Risk Allocation
        Investment Division....         716         7,515       9,936(f)         --            --
     MIST Invesco Small Cap
        Growth Investment
        Division...............     295,370     3,916,907     866,163       950,748       797,813
     MIST Janus Forty
        Investment Division....     199,959    13,554,667   2,118,628     1,510,556     2,738,764
     MIST JPMorgan Global
        Active Allocation
        Investment Division....       1,798        18,731      21,306(f)         --            --
     MIST Legg Mason
        ClearBridge Aggressive
        Growth Investment
        Division...............   1,536,327    11,654,136     770,047     5,893,574       471,892

                                    FOR THE YEAR ENDED DECEMBER 31,
                                --------------------------------------
                                               PROCEEDS
                                            FROM SALES ($)
                                --------------------------------------
                                    2012         2011          2010
                                 -------------- ---------   ----------
     MFS VIT Value Investment
        Division...............       33,595       67,428        2,907
     MIST AllianceBernstein
        Global Dynamic
        Allocation Investment
        Division...............        2,055(f)        --           --
     MIST American Funds
        Balanced Allocation
        Investment Division....       50,779      119,833       22,345
     MIST American Funds
        Growth Allocation
        Investment Division....      178,743      112,650       60,823
     MIST American Funds
        Moderate Allocation
        Investment Division....       72,031       27,959        8,208
     MIST AQR Global Risk
        Balanced Investment
        Division...............        6,330(f)        --           --
     MIST BlackRock Global
        Tactical Strategies
        Investment Division....        2,670(f)        --           --
     MIST BlackRock
        Large Cap Core
        Investment Division....   24,675,854   23,235,479   20,284,505
     MIST Clarion Global Real
        Estate Investment
        Division...............    2,040,067    1,937,838    1,679,748
     MIST Dreman Small Cap
        Value Investment
        Division...............       21,553        5,385        3,466
     MIST Harris Oakmark
        International Investment
        Division...............    3,615,172    2,457,952    2,246,052
     MIST Invesco Balanced-
        Risk Allocation
        Investment Division....        2,420(f)        --           --
     MIST Invesco Small Cap
        Growth Investment
        Division...............    1,148,655      984,337      592,803
     MIST Janus Forty
        Investment Division....    1,831,257    2,004,491    1,663,638
     MIST JPMorgan Global
        Active Allocation
        Investment Division....        2,566(f)        --           --
     MIST Legg Mason
        ClearBridge Aggressive
        Growth Investment
        Division...............    1,188,432    1,236,188      698,228

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31,         FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------- ----------------------------------------
                                                                           COST OF
                                    SHARES        COST ($)              PURCHASES ($)
                                 ------------  ------------ ----------------------------------------
                                     2012           2012       2012           2011          2010
                                 ------------  ------------ -------------- -------------- ----------
     MIST Lord Abbett Bond
        Debenture Investment
        Division...............     2,123,239    25,322,728   4,029,220      4,202,645     3,982,725
     MIST Lord Abbett Mid Cap
        Value Investment
        Division................    4,262,662    72,390,245  76,386,802         17,623         7,623
     MIST Met/Franklin Income
        Investment Division.....       31,904       314,897      94,603        104,557        90,123
     MIST Met/Franklin Mutual
        Shares Investment
        Division................       15,476       122,733      47,800         34,651        31,238
     MIST Met/Franklin
        Templeton Founding
        Strategy Investment
        Division................       30,513       268,486      42,511         36,620        56,837
     MIST Met/Templeton
        Growth Investment
        Division................        6,801        58,375      17,630         19,150        26,766
     MIST Met/Templeton
        International Bond
        Investment Division....           219         2,557       3,780(f)          --            --
     MIST MetLife Aggressive
        Strategy Investment
        Division (b)............    1,445,108    14,892,050   1,631,765     15,450,469(d)         --
     MIST MetLife Balanced
        Plus Investment
        Division...............         4,293        44,243      50,269(f)          --            --
     MIST MFS Emerging
        Markets Equity
        Investment Division.....        8,058        82,805     153,279         26,770(d)         --
     MIST MFS Research
        International Investment
        Division................    1,522,917    16,398,808   3,674,489      2,576,414     1,608,825
     MIST MLA Mid Cap
        Investment Division.....      461,310     5,460,602     408,026      1,280,594       595,846
     MIST Morgan Stanley Mid
        Cap Growth Investment
        Division................   15,790,949   160,842,321   4,192,041      9,829,634   181,166,153
     MIST PIMCO Inflation
        Protected Bond
        Investment Division.....    1,155,669    13,063,982   4,918,545      3,303,438     2,469,861
     MIST PIMCO Total Return
        Investment Division.....    3,925,808    46,212,838   6,325,271      7,403,802     7,076,844
     MIST Pioneer Fund
        Investment Division.....       13,388       136,688       7,582          7,780         6,857
     MIST RCM Technology
        Investment Division.....    3,144,984    13,659,135   3,717,366      2,111,961     2,790,890

                                     FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------------
                                                PROCEEDS
                                             FROM SALES ($)
                                 ----------------------------------------
                                    2012           2011          2010
                                  ------------- --------------  ---------
     MIST Lord Abbett Bond
        Debenture Investment
        Division...............    2,630,362      5,865,230     3,898,865
     MIST Lord Abbett Mid Cap
        Value Investment
        Division................   4,011,220          3,264        22,956
     MIST Met/Franklin Income
        Investment Division.....       8,795         10,557         4,997
     MIST Met/Franklin Mutual
        Shares Investment
        Division................       4,845          5,687         2,657
     MIST Met/Franklin
        Templeton Founding
        Strategy Investment
        Division................      26,306         12,523        16,387
     MIST Met/Templeton
        Growth Investment
        Division................      13,167          9,023         1,499
     MIST Met/Templeton
        International Bond
        Investment Division....        1,243(f)          --            --
     MIST MetLife Aggressive
        Strategy Investment
        Division (b)............     989,906      1,027,360(d)         --
     MIST MetLife Balanced
        Plus Investment
        Division...............        6,146(f)          --            --
     MIST MFS Emerging
        Markets Equity
        Investment Division.....      95,164            540(d)         --
     MIST MFS Research
        International Investment
        Division................   1,969,844      2,605,812     2,067,653
     MIST MLA Mid Cap
        Investment Division.....     756,033      1,251,786       595,212
     MIST Morgan Stanley Mid
        Cap Growth Investment
        Division................  13,094,724     16,285,234     9,832,558
     MIST PIMCO Inflation
        Protected Bond
        Investment Division.....   1,739,898      2,028,482     1,583,040
     MIST PIMCO Total Return
        Investment Division.....   5,836,729      5,653,299     3,959,479
     MIST Pioneer Fund
        Investment Division.....       4,551         67,759        31,995
     MIST RCM Technology
        Investment Division.....   3,015,053      3,577,458     3,395,885

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31,         FOR THE YEAR ENDED DECEMBER 31,
                                 -------------------------- ---------------------------------------
                                                                            COST OF
                                    SHARES        COST ($)               PURCHASES ($)
                                 ------------  ------------ ---------------------------------------
                                     2012           2012        2012         2011          2010
                                 ------------  ------------  -------------- ---------   -----------
     MIST Schroders Global
        Multi-Asset Investment
        Division...............           545         5,776        8,021(f)        --            --
     MIST SSgA Growth and
        Income ETF Investment
        Division................      510,566     5,521,373    1,824,928    1,498,489     2,220,868
     MIST SSgA Growth ETF
        Investment Division.....      364,021     3,776,125    1,113,746    1,923,928       875,750
     MIST T. Rowe Price Large
        Cap Value Investment
        Division................       54,075     1,327,202       76,536       25,689       501,908
     MIST T. Rowe Price Mid
        Cap Growth Investment
        Division................    2,219,463    18,559,725    3,759,855    8,275,848     1,810,217
     MIST Third Avenue Small
        Cap Value Investment
        Division................       55,315       778,082      126,084      595,096       877,330
     MSF Baillie Gifford
        International Stock
        Investment Division.....    4,353,412    48,696,172    2,184,026    3,235,087     2,105,704
     MSF Barclays Capital
        Aggregate Bond Index
        Investment Division.....   10,044,484   109,757,798   18,934,907   11,501,288    22,625,306
     MSF BlackRock
        Aggressive Growth
        Investment Division.....    6,594,035   153,172,524    2,359,607    8,269,136     2,338,781
     MSF BlackRock Bond
        Income Investment
        Division................      741,788    79,571,999    5,640,825    5,805,876     6,783,042
     MSF BlackRock
        Diversified Investment
        Division................   15,238,687   244,853,334    8,590,251   10,350,108     8,518,236
     MSF BlackRock Large Cap
        Value Investment
        Division................    1,458,260    15,800,374    3,386,813    1,424,125     1,366,630
     MSF BlackRock Legacy
        Large Cap Growth
        Investment Division.....      492,517    12,119,741    7,158,245    2,393,555       955,624
     MSF BlackRock Money
        Market Investment
        Division................      232,745    23,274,455   13,187,844   11,412,230    39,085,331
     MSF Davis Venture Value
        Investment Division.....    1,753,067    48,252,225    2,240,132    4,062,485     3,532,125
     MSF FI Value Leaders
        Investment Division.....       44,814     7,179,192      549,077      923,988       768,915
     MSF Jennison Growth
        Investment Division.....    1,515,312    16,878,865    5,678,348    1,020,376     1,735,188

                                      FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------------
                                                 PROCEEDS
                                              FROM SALES ($)
                                 ----------------------------------------
                                      2012          2011         2010
                                   ------------- ----------    ----------
     MIST Schroders Global
        Multi-Asset Investment
        Division...............         2,255(f)         --            --
     MIST SSgA Growth and
        Income ETF Investment
        Division................      688,031       604,376       321,444
     MIST SSgA Growth ETF
        Investment Division.....      500,843     1,172,938       269,381
     MIST T. Rowe Price Large
        Cap Value Investment
        Division................       17,219     5,307,279       286,976
     MIST T. Rowe Price Mid
        Cap Growth Investment
        Division................    7,974,926     2,781,426     2,059,741
     MIST Third Avenue Small
        Cap Value Investment
        Division................      192,017     1,211,039       444,016
     MSF Baillie Gifford
        International Stock
        Investment Division.....    4,015,643     3,373,752     3,842,700
     MSF Barclays Capital
        Aggregate Bond Index
        Investment Division.....   11,439,455    21,342,034    16,711,144
     MSF BlackRock
        Aggressive Growth
        Investment Division.....   16,639,363    17,101,074    16,490,360
     MSF BlackRock Bond
        Income Investment
        Division................    7,542,088     8,666,314     7,737,220
     MSF BlackRock
        Diversified Investment
        Division................   21,948,665    21,365,154    21,488,733
     MSF BlackRock Large Cap
        Value Investment
        Division................    1,826,005     1,183,780     1,193,468
     MSF BlackRock Legacy
        Large Cap Growth
        Investment Division.....    2,120,133     1,606,886       766,286
     MSF BlackRock Money
        Market Investment
        Division................   10,707,190    20,447,498    44,495,834
     MSF Davis Venture Value
        Investment Division.....    3,984,624     5,416,410     4,155,257
     MSF FI Value Leaders
        Investment Division.....      728,968       900,032       500,892
     MSF Jennison Growth
        Investment Division.....    1,525,681     2,289,730     1,361,813

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                            AS OF DECEMBER 31,              FOR THE YEAR ENDED DECEMBER 31,
                                      ------------------------------ ---------------------------------------------
                                                                                        COST OF
                                          SHARES         COST ($)                    PURCHASES ($)
                                      --------------  -------------- ---------------------------------------------
                                           2012            2012          2012             2011           2010
                                      --------------  --------------  ------------    --------------- ------------
      MSF Loomis Sayles Small
         Cap Core Investment
         Division....................         75,232      15,377,635     1,244,281       1,401,272         779,792
      MSF Loomis Sayles Small
         Cap Growth Investment
         Division....................        727,317       6,743,782       435,159       1,535,720         588,154
      MSF Met/Artisan Mid Cap
         Value Investment
         Division....................        252,918      51,480,088     1,652,342       2,136,634       3,730,063
      MSF MetLife Conservative
         Allocation Investment
         Division...................         451,331       5,053,916     1,835,676       1,806,198       2,451,236
      MSF MetLife Conservative
         to Moderate Allocation
         Investment Division........         715,057       7,782,001     2,243,025       1,953,282       2,108,320
      MSF MetLife Mid Cap
         Stock Index Investment
         Division...................       4,824,314      59,075,087     6,434,902       7,118,449       4,558,217
      MSF MetLife Moderate
         Allocation Investment
         Division...................       3,789,971      39,789,720     5,656,884       6,621,830       7,290,820
      MSF MetLife Moderate to
         Aggressive Allocation
         Investment Division........       6,539,874      68,806,566     7,501,562       8,856,018       9,000,879
      MSF MetLife Stock Index
         Investment Division........      22,136,633     667,211,901    41,740,053      42,140,081      47,048,203
      MSF MFS Total Return
         Investment Division........          58,054       7,741,000     1,197,544       1,189,902       2,150,016
      MSF MFS Value Investment
         Division...................       4,195,031      53,479,318     3,310,186       3,888,301       3,693,963
      MSF MSCI EAFE Index
         Investment Division........       5,820,975      63,949,200     7,247,918       9,375,469      10,748,813
      MSF Neuberger Berman
         Genesis Investment
         Division...................       6,238,426      89,603,420     1,372,639       2,070,471       2,239,658
      MSF Oppenheimer Global
         Equity Investment
         Division...................       2,516,431      32,324,895     1,995,431       4,561,354       3,249,970
      MSF Russell 2000 Index
         Investment Division........       3,841,387      45,326,711     2,536,084       4,574,342       4,271,448
      MSF T. Rowe Price Large
         Cap Growth Investment
         Division...................       2,795,839      34,493,708     2,729,462       2,728,837       1,214,090
      MSF T. Rowe Price Small
         Cap Growth Investment
         Division...................       5,328,638      70,024,797    12,017,765       6,480,374       2,318,086
      MSF Van Eck Global
         Natural Resources
         Investment Division.........          4,135          57,891        52,989          15,766(d)           --

                                             FOR THE YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------
                                                        PROCEEDS
                                                     FROM SALES ($)
                                      ---------------------------------------------
                                           2012            2011           2010
                                       -------------   ---------------- -----------
      MSF Loomis Sayles Small
         Cap Core Investment
         Division....................      1,870,414       2,332,479      1,332,319
      MSF Loomis Sayles Small
         Cap Growth Investment
         Division....................      1,390,992       1,011,621        546,779
      MSF Met/Artisan Mid Cap
         Value Investment
         Division....................      3,672,223       4,226,880      3,981,454
      MSF MetLife Conservative
         Allocation Investment
         Division...................       1,004,176       1,511,348        768,583
      MSF MetLife Conservative
         to Moderate Allocation
         Investment Division........         731,687       2,239,776        898,546
      MSF MetLife Mid Cap
         Stock Index Investment
         Division...................       6,851,251       5,790,251      5,525,712
      MSF MetLife Moderate
         Allocation Investment
         Division...................       4,063,798       3,119,932      2,263,141
      MSF MetLife Moderate to
         Aggressive Allocation
         Investment Division........       5,594,631       4,089,610      3,399,802
      MSF MetLife Stock Index
         Investment Division........      56,539,432      42,862,666     49,869,268
      MSF MFS Total Return
         Investment Division........       1,043,992       1,494,750      2,044,235
      MSF MFS Value Investment
         Division...................       4,486,581       5,180,543      3,946,394
      MSF MSCI EAFE Index
         Investment Division........       7,865,571       5,508,673      7,741,327
      MSF Neuberger Berman
         Genesis Investment
         Division...................       5,678,800       5,494,730      4,796,586
      MSF Oppenheimer Global
         Equity Investment
         Division...................       4,751,183       6,449,346      3,980,518
      MSF Russell 2000 Index
         Investment Division........       5,292,336       7,433,659      6,680,460
      MSF T. Rowe Price Large
         Cap Growth Investment
         Division...................       3,564,278       5,712,444      4,584,444
      MSF T. Rowe Price Small
         Cap Growth Investment
         Division...................      10,094,477       9,130,453      6,301,609
      MSF Van Eck Global
         Natural Resources
         Investment Division.........          9,747             344(d)          --

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7. STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                   AS OF DECEMBER 31,         FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------- -----------------------------------------
                                                                          COST OF
                                  SHARES       COST ($)                PURCHASES ($)
                                -----------  ------------ -----------------------------------------
                                   2012          2012         2012          2011         2010
                                -----------  ------------   ------------- ------------- -----------
     MSF Western Asset
        Management Strategic
        Bond Opportunities
        Investment Division...    1,820,890    22,287,439    2,398,460     2,218,805   3,765,318
     MSF Western Asset
        Management U.S.
        Government Investment
        Division..............    1,344,866    16,268,874    1,529,728     1,868,479   1,730,763
     PIMCO VIT All Asset
        Investment Division...       11,592       124,263       31,250        97,359(d)       --
     PIMCO VIT Long-Term
        U.S. Government
        Investment Division...        2,437        33,002       33,105(g)         --          --
     PIMCO VIT Low Duration
        Investment Division...       91,532       933,182       47,764       210,299      14,655
     Pioneer VCT Emerging
        Markets Investment
        Division..............       26,343       640,834      511,183       461,977     292,305
     Pioneer VCT Mid Cap
        Value Investment
        Division..............        8,814       136,154       13,669        52,297      68,084
     Royce Micro-Cap
        Investment Division...       33,973       346,507       56,398        22,196      291,230(a)
     Royce Small-Cap
        Investment Division...       49,127       505,731      194,261     1,012,962     433,307
     UIF Emerging Markets
        Debt Investment
        Division..............      124,223     1,092,320      734,902       432,895       3,126
     UIF Emerging Markets
        Equity Investment
        Division..............       68,792       954,379      423,867       657,354     160,270
     Wells Fargo VT Total
        Return Bond Investment
        Division..............       45,232       480,809      435,287       134,983     920,218

                                    FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------------------------
                                               PROCEEDS
                                            FROM SALES ($)
                                ------------------------------------------
                                    2012         2011          2010
                                  ------------  ---------    -------------
     MSF Western Asset
        Management Strategic
        Bond Opportunities
        Investment Division...    2,267,683     2,678,776     1,826,322
     MSF Western Asset
        Management U.S.
        Government Investment
        Division..............    1,548,704     2,143,284     1,893,816
     PIMCO VIT All Asset
        Investment Division...        4,536            --            --
     PIMCO VIT Long-Term
        U.S. Government
        Investment Division...          101(g)         --            --
     PIMCO VIT Low Duration
        Investment Division...       43,068        21,217        10,848
     Pioneer VCT Emerging
        Markets Investment
        Division..............      259,048       837,851       225,049
     Pioneer VCT Mid Cap
        Value Investment
        Division..............        7,978         6,022         4,348
     Royce Micro-Cap
        Investment Division...       11,535         9,860         4,681(a)
     Royce Small-Cap
        Investment Division...      463,815       605,050       163,799
     UIF Emerging Markets
        Debt Investment
        Division..............       65,546        19,721         1,934
     UIF Emerging Markets
        Equity Investment
        Division..............       68,649       220,179         8,134
     Wells Fargo VT Total
        Return Bond Investment
        Division..............       88,422     1,089,695       371,858

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                              ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH             ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012              2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..         914,212           19,486           25,043            3,232            3,146            2,242
Units issued and
   transferred from
   other funding options.             797          943,623            5,471            3,563              191            3,226
Units redeemed and
   transferred to other
   funding options.......       (903,379)         (48,897)         (11,028)            (120)            (105)          (2,322)
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------
Units end of year........          11,630          914,212           19,486            6,675            3,232            3,146
                          ===============  ===============  =============== ================  ===============  ===============


                                ALLIANCEBERNSTEIN INTERNATIONAL VALUE                   AMERICAN CENTURY VP VISTA
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011            2010 (a)          2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------

Units beginning of year..               9               73               --             679             5,360           13,115
Units issued and
   transferred from
   other funding options.              --                6               73              63               753            2,722
Units redeemed and
   transferred to other
   funding options.......              --             (70)               --           (463)           (5,434)         (10,477)
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------
Units end of year........               9                9               73             279               679            5,360
                          ===============  ===============  =============== ===============  ================  ===============

                                         AMERICAN FUNDS BOND                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..          367,699          361,073          335,183        2,037,588        2,114,920        2,152,577
Units issued and
   transferred from
   other funding options.          131,998          111,528          767,492          343,427          395,698        2,898,451
Units redeemed and
   transferred to other
   funding options.......        (101,751)        (104,902)        (741,602)        (433,428)        (473,030)      (2,936,108)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........          397,946          367,699          361,073        1,947,587        2,037,588        2,114,920
                          ================ ================  =============== ================  ===============  ===============


                                        AMERICAN FUNDS GROWTH                          AMERICAN FUNDS GROWTH-INCOME
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        1,353,057        1,411,108        1,419,237        1,453,945        1,483,095        1,491,242
Units issued and
   transferred from
   other funding options.          191,289          236,308        1,491,854          212,605          249,184        1,511,750
Units redeemed and
   transferred to other
   funding options.......        (274,936)        (294,359)      (1,499,983)        (284,434)        (278,334)      (1,519,897)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        1,269,410        1,353,057        1,411,108        1,382,116        1,453,945        1,483,095
                          ================ ================  =============== ================  ===============  ===============

                            AMERICAN FUNDS
                           HIGH-INCOME BOND             AMERICAN FUNDS INTERNATIONAL
                          INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------- -------------------------------------------------
                               2012 (b)             2012             2011             2010
                          ------------------- ---------------  ---------------  ---------------

Units beginning of year..               --             21,039           27,930           17,214
Units issued and
   transferred from
   other funding options.            4,621              1,746              306           13,635
Units redeemed and
   transferred to other
   funding options.......             (15)            (4,012)          (7,197)          (2,919)
                          ------------------- ---------------  ---------------  ---------------
Units end of year........            4,606             18,773           21,039           27,930
                          =================== ===============  ===============  ===============


                                  AMERICAN FUNDS U.S. GOVERNMENT/
                                       AAA-RATED SECURITIES                         DREYFUS VIF INTERNATIONAL VALUE
                                        INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -----------------------------------------------
                               2012             2011             2010            2012             2011            2010
                          ---------------  ---------------  --------------- --------------- ---------------- --------------

Units beginning of year..           2,025            1,810            4,564          16,153           16,502         21,676
Units issued and
   transferred from
   other funding options.             292            1,074              398              77               99            505
Units redeemed and
   transferred to other
   funding options.......           (345)            (859)          (3,152)           (217)            (448)        (5,679)
                          ---------------  ---------------  --------------- --------------- ---------------- --------------
Units end of year........           1,972            2,025            1,810          16,013           16,153         16,502
                          ===============  ===============  =============== =============== ================ ==============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                 FIDELITY VIP ASSET MANAGER: GROWTH                      FIDELITY VIP CONTRAFUND
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011              2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------- ----------------  ---------------

Units beginning of year..         138,116          172,460          181,097          157,450          190,755          332,757
Units issued and
   transferred from
   other funding options.          47,327           17,093           24,042           16,403           22,512           43,442
Units redeemed and
   transferred to other
   funding options.......        (20,847)         (51,437)         (32,679)         (26,439)         (55,817)        (185,444)
                          ---------------  ---------------  --------------- ---------------- ----------------  ---------------
Units end of year........         164,596          138,116          172,460          147,414          157,450          190,755
                          ===============  ===============  =============== ================ ================  ===============


                                    FIDELITY VIP EQUITY-INCOME                          FIDELITY VIP FREEDOM 2010
                                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011              2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ----------------

Units beginning of year..           1,549           17,040           23,778           3,238            3,002             1,541
Units issued and
   transferred from
   other funding options.           3,462            2,435            4,102             200              246             1,471
Units redeemed and
   transferred to other
   funding options.......           (580)         (17,926)         (10,840)            (60)             (10)              (10)
                          ---------------  ---------------  --------------- ---------------  ---------------  ----------------
Units end of year........           4,431            1,549           17,040           3,378            3,238             3,002
                          ===============  ===============  =============== ===============  ===============  ================

                                      FIDELITY VIP FREEDOM 2020                         FIDELITY VIP FREEDOM 2030
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012              2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..          53,514           56,297           56,341            6,028            9,011            3,665
Units issued and
   transferred from
   other funding options.             968              121              829               83            2,929            9,042
Units redeemed and
   transferred to other
   funding options.......         (3,203)          (2,904)            (873)          (2,172)          (5,912)          (3,696)
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------
Units end of year........          51,279           53,514           56,297            3,939            6,028            9,011
                          ===============  ===============  =============== ================  ===============  ===============


                              FIDELITY VIP FREEDOM 2050                FIDELITY VIP HIGH INCOME
                                 INVESTMENT DIVISION                      INVESTMENT DIVISION
                          -------------------------------- -------------------------------------------------
                               2012            2011 (c)          2012             2011            2010
                          ---------------  --------------- ---------------  ---------------- ---------------

Units beginning of year..           1,492               --           2,677               294           3,001
Units issued and
   transferred from
   other funding options.              --            1,494           6,418             2,406              --
Units redeemed and
   transferred to other
   funding options.......            (24)              (2)           (140)              (23)         (2,707)
                          ---------------  --------------- ---------------  ---------------- ---------------
Units end of year........           1,468            1,492           8,955             2,677             294
                          ===============  =============== ===============  ================ ===============

                               FIDELITY VIP INVESTMENT GRADE BOND                       FIDELITY VIP MID CAP
                                       INVESTMENT DIVISION                               INVESTMENT DIVISION
                         ------------------------------------------------ -------------------------------------------------
                               2012            2011             2010            2012             2011            2010
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------

Units beginning of year.         117,053           38,436          18,087          24,942           16,733           10,051
Units issued and
   transferred from
   other funding options         117,701          120,433          87,556           4,204           12,194            7,750
Units redeemed and
   transferred to other
   funding options......        (90,025)         (41,816)        (67,207)         (2,589)          (3,985)          (1,068)
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------
Units end of year.......         144,729          117,053          38,436          26,557           24,942           16,733
                         ===============  ===============  ============== ===============  ===============  ===============


                             FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES           FTVIPT TEMPLETON FOREIGN SECURITIES
                                        INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012             2011            2010            2012             2011             2010
                          --------------  ---------------  --------------- --------------- ---------------  ---------------

Units beginning of year.          44,626           53,444           54,588         203,775         558,309          520,792
Units issued and
   transferred from
   other funding options           6,077            9,519           32,229          49,290          26,853           75,062
Units redeemed and
   transferred to other
   funding options......        (10,364)         (18,337)         (33,373)        (27,753)       (381,387)         (37,545)
                          --------------  ---------------  --------------- --------------- ---------------  ---------------
Units end of year.......          40,339           44,626           53,444         225,312         203,775          558,309
                          ==============  ===============  =============== =============== ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                               FTVIPT TEMPLETON GLOBAL BOND SECURITIES                 GOLDMAN SACHS MID-CAP VALUE
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          14,004              179              204          19,234           24,643           27,552
Units issued and
   transferred from
   other funding options.           5,493           25,202           11,325              --               --                1
Units redeemed and
   transferred to other
   funding options.......           (941)         (11,377)         (11,350)         (3,609)          (5,409)          (2,910)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          18,556           14,004              179          15,625           19,234           24,643
                          ===============  ===============  =============== ===============  ===============  ===============


                              GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY             INVESCO V.I. GLOBAL REAL ESTATE
                                         INVESTMENT DIVISION                              INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012            2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..           4,148            4,258            7,623          54,002           54,093           59,960
Units issued and
   transferred from
   other funding options.             435               38              436          31,822           34,742            6,829
Units redeemed and
   transferred to other
   funding options.......         (2,658)            (148)          (3,801)        (11,890)         (34,833)         (12,696)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........           1,925            4,148            4,258          73,934           54,002           54,093
                          ===============  ===============  =============== ===============  ===============  ===============

                                   INVESCO V.I.
                               GOVERNMENT SECURITIES             INVESCO V.I. INTERNATIONAL GROWTH
                                INVESTMENT DIVISION                     INVESTMENT DIVISION
                         -------------------------------- -------------------------------------------------
                               2012           2011 (d)         2012             2011             2010
                         ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year.           1,570               --           1,308           14,201            1,080
Units issued and
   transferred from
   other funding options           1,091            8,213         329,534              320           20,685
Units redeemed and
   transferred to other
   funding options......         (2,639)          (6,643)        (16,045)         (13,213)          (7,564)
                         ---------------  --------------- ---------------  ---------------  ---------------
Units end of year.......              22            1,570         314,797            1,308           14,201
                         ===============  =============== ===============  ===============  ===============



                                INVESCO V.I. VAN KAMPEN COMSTOCK                        JANUS ASPEN BALANCED
                                       INVESTMENT DIVISION                               INVESTMENT DIVISION
                         ------------------------------------------------ -------------------------------------------------
                              2012             2011           2010 (e)          2012             2011            2010
                         ---------------  --------------  --------------- ---------------  ---------------  ---------------

Units beginning of year.          17,951           2,966               --          81,522          155,834           99,381
Units issued and
   transferred from
   other funding options           2,259          15,242            2,966           9,247            8,172           79,900
Units redeemed and
   transferred to other
   funding options......         (1,363)           (257)               --        (31,704)         (82,484)         (23,447)
                         ---------------  --------------  --------------- ---------------  ---------------  ---------------
Units end of year.......          18,847          17,951            2,966          59,065           81,522          155,834
                         ===============  ==============  =============== ===============  ===============  ===============

                                          JANUS ASPEN FORTY                                 JANUS ASPEN JANUS
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------- ---------------  --------------- ---------------- ---------------  ---------------

Units beginning of year..           45,616          73,218           61,130           85,791         741,523          718,894
Units issued and
   transferred from
   other funding options.           13,757           4,044           22,591            1,271             640           65,451
Units redeemed and
   transferred to other
   funding options.......         (12,868)        (31,646)         (10,503)          (5,141)       (656,372)         (42,822)
                          ---------------- ---------------  --------------- ---------------- ---------------  ---------------
Units end of year........           46,505          45,616           73,218           81,921          85,791          741,523
                          ================ ===============  =============== ================ ===============  ===============


                                        JANUS ASPEN OVERSEAS                              MFS VIT GLOBAL EQUITY
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          15,536           11,481            3,135             356           14,222            5,543
Units issued and
   transferred from
   other funding options.           3,116          181,594            9,125           7,683              851           11,271
Units redeemed and
   transferred to other
   funding options.......         (1,025)        (177,539)            (779)           (806)         (14,717)          (2,592)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          17,627           15,536           11,481           7,233              356           14,222
                          ===============  ===============  =============== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:





                                         MFS VIT HIGH INCOME                              MFS VIT NEW DISCOVERY
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012              2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..           8,896            9,020            9,209            7,919            7,814              396
Units issued and
   transferred from
   other funding options.           1,126                1              106            1,553              359            7,766
Units redeemed and
   transferred to other
   funding options.......           (757)            (125)            (295)            (268)            (254)            (348)
                          ---------------  ---------------  --------------- ----------------  ---------------  ---------------
Units end of year........           9,265            8,896            9,020            9,204            7,919            7,814
                          ===============  ===============  =============== ================  ===============  ===============


                                                                                   MIST
                                                                             ALLIANCEBERNSTEIN
                                                                              GLOBAL DYNAMIC
                                            MFS VIT VALUE                       ALLOCATION
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------------------------------------- -------------------
                               2012              2011             2010           2012 (f)
                          ---------------  ---------------  --------------- -------------------

Units beginning of year..           3,138            5,577            5,803                --
Units issued and
   transferred from
   other funding options.              --               --               --               852
Units redeemed and
   transferred to other
   funding options.......         (2,089)          (2,439)            (226)             (196)
                          ---------------  ---------------  --------------- -------------------
Units end of year........           1,049            3,138            5,577               656
                          ===============  ===============  =============== ===================


                              MIST AMERICAN FUNDS BALANCED ALLOCATION            MIST AMERICAN FUNDS GROWTH ALLOCATION
                                        INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          50,766           41,296           23,102          82,817           71,574           15,564
Units issued and
   transferred from
   other funding options.           8,491           21,131           70,685          19,200           22,942           90,305
Units redeemed and
   transferred to other
   funding options.......         (4,666)         (11,661)         (52,491)        (17,699)         (11,699)         (34,295)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          54,591           50,766           41,296          84,318           82,817           71,574
                          ===============  ===============  =============== ===============  ===============  ===============


                                                                              MIST AQR GLOBAL
                              MIST AMERICAN FUNDS MODERATE ALLOCATION          RISK BALANCED
                                        INVESTMENT DIVISION                 INVESTMENT DIVISION
                          ------------------------------------------------- -------------------
                               2012             2011             2010            2012 (f)
                          ---------------  ---------------  --------------- -------------------

Units beginning of year..          37,706           23,584            9,961                --
Units issued and
   transferred from
   other funding options.          18,239           16,729           29,424             2,974
Units redeemed and
   transferred to other
   funding options.......         (6,361)          (2,607)         (15,801)             (616)
                          ---------------  ---------------  --------------- -------------------
Units end of year........          49,584           37,706           23,584             2,358
                          ===============  ===============  =============== ===================

                            MIST BLACKROCK
                            GLOBAL TACTICAL
                              STRATEGIES                MIST BLACKROCK LARGE CAP CORE
                          INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------- --------------------------------------------------
                               2012 (f)             2012             2011             2010
                          ------------------- ---------------  ---------------  ----------------

Units beginning of year..                --        12,762,727       13,468,383        14,107,746
Units issued and
   transferred from other
   funding options.......             3,964         1,483,936        1,797,760         9,046,176
Units redeemed and
   transferred to other
   funding options.......             (257)       (2,333,325)      (2,503,416)       (9,685,539)
                          ------------------- ---------------  ---------------  ----------------
Units end of year........             3,707        11,913,338       12,762,727        13,468,383
                          =================== ===============  ===============  ================




                                   MIST CLARION GLOBAL REAL ESTATE                      MIST DREMAN SMALL CAP VALUE
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------- ----------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..        1,311,823        1,342,988        1,332,507           2,480            1,705            1,271
Units issued and
   transferred from other
   funding options.......          371,416          277,732        1,901,957           1,210            1,121            1,222
Units redeemed and
   transferred to other
   funding options.......        (294,820)        (308,897)      (1,891,476)         (1,390)            (346)            (788)
                          ---------------- ----------------  --------------- ---------------  ---------------  ---------------
Units end of year........        1,388,419        1,311,823        1,342,988           2,300            2,480            1,705
                          ================ ================  =============== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                                                                MIST INVESCO
                                                                                BALANCED-RISK
                                  MIST HARRIS OAKMARK INTERNATIONAL              ALLOCATION
                                         INVESTMENT DIVISION                 INVESTMENT DIVISION
                          -------------------------------------------------- -------------------
                                2012             2011             2010            2012 (f)
                          ---------------  ----------------  --------------- -------------------

Units beginning of year..       1,483,192         1,473,309        1,439,875               --
Units issued and
   transferred from
   other funding options.         301,420           324,563        1,994,881            9,427
Units redeemed and
   transferred to other
   funding options.......       (362,647)         (314,680)      (1,961,447)          (2,327)
                          ---------------  ----------------  --------------- -------------------
Units end of year........       1,421,965         1,483,192        1,473,309            7,100
                          ===============  ================  =============== ===================




                                    MIST INVESCO SMALL CAP GROWTH                            MIST JANUS FORTY
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------

Units beginning of year..         279,254          280,254           268,049       1,093,634        1,185,626         1,122,196
Units issued and
   transferred from
   other funding options.          58,241           85,976           345,354         286,818          250,215         2,258,407
Units redeemed and
   transferred to other
   funding options.......        (91,762)         (86,976)         (333,149)       (294,792)        (342,207)       (2,194,977)
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------
Units end of year........         245,733          279,254           280,254       1,085,660        1,093,634         1,185,626
                          ===============  ===============  ================ ===============  ===============  ================

                             MIST JPMORGAN
                             GLOBAL ACTIVE               MIST LEGG MASON CLEARBRIDGE
                              ALLOCATION                      AGGRESSIVE GROWTH
                          INVESTMENT DIVISION                INVESTMENT DIVISION
                          ------------------- --------------------------------------------------
                               2012 (f)             2012             2011             2010
                          ------------------- ---------------  ----------------  ---------------

Units beginning of year..               --          1,353,551           888,257          918,435
Units issued and
   transferred from
   other funding options.           20,291            230,917           760,794          862,843
Units redeemed and
   transferred to other
   funding options.......          (2,480)          (270,726)         (295,500)        (893,021)
                          ------------------- ---------------  ----------------  ---------------
Units end of year........           17,811          1,313,742         1,353,551          888,257
                          =================== ===============  ================  ===============




                                   MIST LORD ABBETT BOND DEBENTURE                    MIST LORD ABBETT MID CAP VALUE
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ----------------  ---------------  --------------- ---------------  ---------------  ----------------

Units beginning of year..        1,085,311        1,222,207        1,300,112           9,000            7,974             9,319
Units issued and
   transferred from
   other funding options.          167,197          200,137          833,058       3,301,144            1,279               620
Units redeemed and
   transferred to other
   funding options.......        (189,305)        (337,033)        (910,963)       (436,992)            (253)           (1,965)
                          ----------------  ---------------  --------------- ---------------  ---------------  ----------------
Units end of year........        1,063,203        1,085,311        1,222,207       2,873,152            9,000             7,974
                          ================  ===============  =============== ===============  ===============  ================

                                      MIST MET/FRANKLIN INCOME                       MIST MET/FRANKLIN MUTUAL SHARES
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- --------------------------------------------------
                               2012             2011              2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------

Units beginning of year..          19,993           13,040            5,364           8,617             6,134            2,904
Units issued and
   transferred from other
   funding options.......           6,087            7,842           13,379           3,067             3,078            6,436
Units redeemed and
   transferred to other
   funding options.......           (689)            (889)          (5,703)           (491)             (595)          (3,206)
                          ---------------  ---------------  --------------- ---------------  ----------------  ---------------
Units end of year........          25,391           19,993           13,040          11,193             8,617            6,134
                          ===============  ===============  =============== ===============  ================  ===============


                           MIST MET/FRANKLIN TEMPLETON FOUNDING STRATEGY                MIST MET/TEMPLETON GROWTH
                                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2012             2011             2010             2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          27,693           25,753           21,298           6,014            5,088            2,173
Units issued and
   transferred from other
   funding options.......           2,368            3,131           55,695           1,505            1,929            5,903
Units redeemed and
   transferred to other
   funding options.......         (2,432)          (1,191)         (51,240)         (1,298)          (1,003)          (2,988)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          27,629           27,693           25,753           6,221            6,014            5,088
                          ===============  ===============  =============== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                              MIST MET/
                              TEMPLETON
                            INTERNATIONAL             MIST METLIFE              MIST METLIFE            MIST MFS EMERGING
                              BOND MIST            AGGRESSIVE STRATEGY          BALANCED PLUS            MARKETS EQUITY
                         INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                         ------------------- ------------------------------- ------------------- --------------------------------
                              2012 (f)            2012           2011 (d)         2012 (f)             2012          2011 (d)
                         ------------------- ---------------  -------------- ------------------- ---------------  ---------------

Units beginning of year.               --          1,049,786              --               --              2,070               --
Units issued and
   transferred from
   other funding options              270            225,712       1,234,168            4,873             12,249            2,117
Units redeemed and
   transferred to other
   funding options......             (89)          (189,824)       (184,382)            (586)            (7,582)             (47)
                         ------------------- ---------------  -------------- ------------------- ---------------  ---------------
Units end of year.......              181          1,085,674       1,049,786            4,287              6,737            2,070
                         =================== ===============  ============== =================== ===============  ===============





                                  MIST MFS RESEARCH INTERNATIONAL                            MLA MID CAP
                                        INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012            2011             2010            2012             2011            2010
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------

Units beginning of year.         820,338          838,110          885,756        358,406          360,447          362,314
Units issued and
   transferred from
   other funding options         314,771          223,953        1,201,606         58,299          109,194          450,103
Units redeemed and
   transferred to other
   funding options......       (214,418)        (241,725)      (1,249,252)       (82,282)        (111,235)        (451,970)
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------
Units end of year.......         920,691          820,338          838,110        334,423          358,406          360,447
                         ===============  ===============  =============== ==============  ===============  ===============

                                 MIST MORGAN STANLEY MID CAP GROWTH                MIST PIMCO INFLATION PROTECTED BOND
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------- ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       12,356,734      13,121,650           23,317         700,157          653,613          618,801
Units issued and
   transferred from
   other funding options.        1,750,563       1,773,282       24,103,485         381,726          288,475        1,507,168
Units redeemed and
   transferred to other
   funding options.......      (2,275,594)     (2,538,198)     (11,005,152)       (244,174)        (241,931)      (1,472,356)
                          ---------------- ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........       11,831,703      12,356,734       13,121,650         837,709          700,157          653,613
                          ================ ===============  =============== ===============  ===============  ===============


                                       MIST PIMCO TOTAL RETURN                             MIST PIONEER FUND
                                         INVESTMENT DIVISION                              INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010           2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       2,427,091        2,450,427        2,378,221          13,480           17,938           20,277
Units issued and
   transferred from
   other funding options.         550,605          620,126        2,765,705             301              399              399
Units redeemed and
   transferred to other
   funding options.......       (612,124)        (643,462)      (2,693,499)           (327)          (4,857)          (2,738)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........       2,365,572        2,427,091        2,450,427          13,454           13,480           17,938
                          ===============  ===============  =============== ===============  ===============  ===============

                                                                            MIST SCHRODERS
                                       MIST RCM TECHNOLOGY                GLOBAL MULTI-ASSET
                                       INVESTMENT DIVISION                INVESTMENT DIVISION
                         ------------------------------------------------ -------------------
                               2012            2011             2010           2012 (f)
                         ---------------  ---------------  -------------- -------------------

Units beginning of year.       1,828,123        2,007,835       2,111,049               --
Units issued and
   transferred from
   other funding options         519,280          541,643       3,754,204            7,478
Units redeemed and
   transferred to other
   funding options......       (630,576)        (721,355)     (3,857,418)          (2,144)
                         ---------------  ---------------  -------------- -------------------
Units end of year.......       1,716,827        1,828,123       2,007,835            5,334
                         ===============  ===============  ============== ===================



                                 MIST SSGA GROWTH AND INCOME ETF                       MIST SSGA GROWTH ETF
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------ ------------------------------------------------
                              2012             2011             2010           2012             2011             2010
                         --------------- ---------------  --------------- ---------------  --------------  ---------------

Units beginning of year.         381,525         320,284          149,333         299,115         237,751          181,473
Units issued and
   transferred from
   other funding options         154,362         139,491          435,343         100,874         190,117          355,523
Units redeemed and
   transferred to other
   funding options......        (85,111)        (78,250)        (264,392)        (67,322)       (128,753)        (299,245)
                         --------------- ---------------  --------------- ---------------  --------------  ---------------
Units end of year.......         450,776         381,525          320,284         332,667         299,115          237,751
                         =============== ===============  =============== ===============  ==============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                 MIST T. ROWE PRICE LARGE CAP VALUE                  MIST T. ROWE PRICE MID CAP GROWTH
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ---------------  ----------------  --------------- ---------------  ----------------  ---------------

Units beginning of year..         108,604           601,441          585,353       1,957,835         1,725,748        1,754,850
Units issued and
   transferred from
   other funding options.           5,096             1,323           46,143         314,763           685,902        2,400,707
Units redeemed and
   transferred to other
   funding options.......         (1,586)         (494,160)         (30,055)       (727,694)         (453,815)      (2,429,809)
                          ---------------  ----------------  --------------- ---------------  ----------------  ---------------
Units end of year........         112,114           108,604          601,441       1,544,904         1,957,835        1,725,748
                          ===============  ================  =============== ===============  ================  ===============


                                  MIST THIRD AVENUE SMALL CAP VALUE               MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------

Units beginning of year..          54,483           96,930            66,457       2,947,427        2,985,340         3,130,833
Units issued and
   transferred from
   other funding options.           8,078           30,935            54,144         466,869          537,715         2,254,216
Units redeemed and
   transferred to other
   funding options.......        (12,048)         (73,382)          (23,671)       (628,395)        (575,628)       (2,399,709)
                          ---------------  ---------------  ---------------- ---------------  ---------------  ----------------
Units end of year........          50,513           54,483            96,930       2,785,901        2,947,427         2,985,340
                          ===============  ===============  ================ ===============  ===============  ================

                              MSF BARCLAYS CAPITAL AGGREGATE BOND INDEX              MSF BLACKROCK AGGRESSIVE GROWTH
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ---------------  ---------------- ---------------  ---------------  ---------------

Units beginning of year..       5,367,889        6,069,208         5,979,612       8,613,267        9,010,506        9,655,662
Units issued and
   transferred from
   other funding options.       1,299,442        1,036,792         5,950,976         944,396        1,226,282        5,730,219
Units redeemed and
   transferred to other
   funding options.......     (1,138,456)      (1,738,111)       (5,861,380)     (1,504,257)      (1,623,521)      (6,375,375)
                          ---------------  ---------------  ---------------- ---------------  ---------------  ---------------
Units end of year........       5,528,875        5,367,889         6,069,208       8,053,406        8,613,267        9,010,506
                          ===============  ===============  ================ ===============  ===============  ===============


                                      MSF BLACKROCK BOND INCOME                          MSF BLACKROCK DIVERSIFIED
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012              2011             2010
                          ---------------  ----------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       3,448,815         3,695,898        3,849,026      10,223,668       10,826,228       11,480,151
Units issued and
   transferred from
   other funding options.         453,762           476,235        2,545,294       1,214,215        1,401,995        7,504,390
Units redeemed and
   transferred to other
   funding options.......       (616,053)         (723,318)      (2,698,422)     (1,840,603)      (2,004,555)      (8,158,313)
                          ---------------  ----------------  --------------- ---------------  ---------------  ---------------
Units end of year........       3,286,524         3,448,815        3,695,898       9,597,280       10,223,668       10,826,228
                          ===============  ================  =============== ===============  ===============  ===============

                                    MSF BLACKROCK LARGE CAP VALUE                  MSF BLACKROCK LEGACY LARGE CAP GROWTH
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        1,036,664        1,026,360        1,018,697          533,802          494,998          480,438
Units issued and
   transferred from
   other funding options.          193,068          229,911        1,430,731          759,181          231,277          793,080
Units redeemed and
   transferred to other
   funding options.......        (257,334)        (219,607)      (1,423,068)        (209,226)        (192,473)        (778,520)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........          972,398        1,036,664        1,026,360        1,083,757          533,802          494,998
                          ================ ================  =============== ================  ===============  ===============


                                     MSF BLACKROCK MONEY MARKET                           MSF DAVIS VENTURE VALUE
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        1,163,332        1,663,896        1,962,757        1,569,723        1,632,869        1,661,533
Units issued and
   transferred from
   other funding options.          797,800          607,896        1,839,931          233,892          320,460        1,634,097
Units redeemed and
   transferred to other
   funding options.......        (655,130)      (1,108,460)      (2,138,792)        (291,754)        (383,606)      (1,662,761)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        1,306,002        1,163,332        1,663,896        1,511,861        1,569,723        1,632,869
                          ================ ================  =============== ================  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                      MSF FI VALUE LEADERS                              MSF JENNISON GROWTH
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------ -------------------------------------------------
                               2012            2011             2010            2012             2011            2010
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------

Units beginning of year.         489,548          493,819         478,934       1,066,474        1,234,658        1,148,604
Units issued and
   transferred from
   other funding options          86,660          119,587         576,474         309,675          212,585        1,009,921
Units redeemed and
   transferred to other
   funding options......       (106,947)        (123,858)       (561,589)       (224,631)        (380,769)        (923,867)
                         ---------------  ---------------  -------------- ---------------  ---------------  ---------------
Units end of year.......         469,261          489,548         493,819       1,151,518        1,066,474        1,234,658
                         ===============  ===============  ============== ===============  ===============  ===============


                                 MSF LOOMIS SAYLES SMALL CAP CORE                MSF LOOMIS SAYLES SMALL CAP GROWTH
                                        INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012             2011            2010            2012             2011             2010
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------

Units beginning of year.          95,949          115,539          116,312        639,754          597,616          592,149
Units issued and
   transferred from
   other funding options          10,523           19,557           70,304         96,222          204,191          595,787
Units redeemed and
   transferred to other
   funding options......        (17,993)         (39,147)         (71,077)      (166,556)        (162,053)        (590,320)
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------
Units end of year.......          88,479           95,949          115,539        569,420          639,754          597,616
                         ===============  ===============  =============== ==============  ===============  ===============

                                    MSF MET/ARTISAN MID CAP VALUE                   MSF METLIFE CONSERVATIVE ALLOCATION
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ---------------  ----------------  --------------- ---------------  ---------------  ----------------

Units beginning of year..         187,483           222,836          191,339         293,962          281,025           179,332
Units issued and
   transferred from
   other funding options.          37,546            55,960          303,121         138,689          187,246           672,097
Units redeemed and
   transferred to other
   funding options.......        (36,252)          (91,313)        (271,624)       (101,783)        (174,309)         (570,404)
                          ---------------  ----------------  --------------- ---------------  ---------------  ----------------
Units end of year........         188,777           187,483          222,836         330,868          293,962           281,025
                          ===============  ================  =============== ===============  ===============  ================


                           MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION            MSF METLIFE MID CAP STOCK INDEX
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                               2012              2011             2010             2012             2011              2010
                          ---------------  ---------------  ---------------- ----------------  ---------------  ---------------

Units beginning of year..         491,119          523,187           443,689        3,140,839        3,223,737        3,313,158
Units issued and
   transferred from
   other funding options.         165,315          194,728           852,775          476,623          578,839        3,107,108
Units redeemed and
   transferred to other
   funding options.......       (107,740)        (226,796)         (773,277)        (646,076)        (661,737)      (3,196,529)
                          ---------------  ---------------  ---------------- ----------------  ---------------  ---------------
Units end of year........         548,694          491,119           523,187        2,971,386        3,140,839        3,223,737
                          ===============  ===============  ================ ================  ===============  ===============

                                 MSF METLIFE MODERATE ALLOCATION            MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                       INVESTMENT DIVISION                               INVESTMENT DIVISION
                         ------------------------------------------------- ------------------------------------------------
                               2012            2011             2010            2012             2011             2010
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------

Units beginning of year.       3,050,810        2,825,563        2,488,914      5,400,236        5,118,269        4,732,679
Units issued and
   transferred from
   other funding options         658,640          818,677        4,421,202      1,100,174        1,298,976        8,011,177
Units redeemed and
   transferred to other
   funding options......       (623,602)        (593,430)      (4,084,553)    (1,066,769)      (1,017,009)      (7,625,587)
                         ---------------  ---------------  --------------- --------------  ---------------  ---------------
Units end of year.......       3,085,848        3,050,810        2,825,563      5,433,641        5,400,236        5,118,269
                         ===============  ===============  =============== ==============  ===============  ===============


                                     MSF METLIFE STOCK INDEX                           MSF MFS TOTAL RETURN
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                         ------------------------------------------------ ------------------------------------------------
                              2012             2011             2010            2012            2011             2010
                         ---------------  --------------  --------------- ---------------  ---------------  --------------

Units beginning of year.      36,301,700      36,664,506       36,924,505         528,477          568,106         580,613
Units issued and
   transferred from
   other funding options       4,994,055       5,857,273       25,845,802         105,811          110,243         701,621
Units redeemed and
   transferred to other
   funding options......     (6,237,155)     (6,220,079)     (26,105,801)       (110,694)        (149,872)       (714,128)
                         ---------------  --------------  --------------- ---------------  ---------------  --------------
Units end of year.......      35,058,600      36,301,700       36,664,506         523,594          528,477         568,106
                         ===============  ==============  =============== ===============  ===============  ==============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                            MSF MFS VALUE                                   MSF MSCI EAFE INDEX
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        3,828,828        3,975,344        4,056,273        4,910,651        4,717,340        4,618,467
Units issued and
   transferred from
   other funding options.          529,637          685,905        3,454,529          973,636        1,183,779        5,171,804
Units redeemed and
   transferred to other
   funding options.......        (723,577)        (832,421)      (3,535,458)      (1,145,550)        (990,468)      (5,072,931)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        3,634,888        3,828,828        3,975,344        4,738,737        4,910,651        4,717,340
                          ================ ================  =============== ================  ===============  ===============


                                    MSF NEUBERGER BERMAN GENESIS                       MSF OPPENHEIMER GLOBAL EQUITY
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        3,915,596        4,111,864        4,279,459        1,918,512        2,044,692        2,111,250
Units issued and
   transferred from
   other funding options.          506,545          590,730        3,571,339          220,361          348,871        1,375,412
Units redeemed and
   transferred to other
   funding options.......        (720,799)        (786,998)      (3,738,934)        (369,617)        (475,051)      (1,441,970)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        3,701,342        3,915,596        4,111,864        1,769,256        1,918,512        2,044,692
                          ================ ================  =============== ================  ===============  ===============


                                       MSF RUSSELL 2000 INDEX                       MSF T. ROWE PRICE LARGE CAP GROWTH
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- --------------------------------------------------
                                2012             2011              2010            2012             2011              2010
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------

Units beginning of year..        2,653,125        2,808,600        2,972,133        2,954,760        3,148,378        3,409,767
Units issued and
   transferred from
   other funding options.          369,378          516,402        2,633,026          509,096          503,272        2,659,923
Units redeemed and
   transferred to other
   funding options.......        (529,922)        (671,877)      (2,796,559)        (561,801)        (696,890)      (2,921,312)
                          ---------------- ----------------  --------------- ----------------  ---------------  ---------------
Units end of year........        2,492,581        2,653,125        2,808,600        2,902,055        2,954,760        3,148,378
                          ================ ================  =============== ================  ===============  ===============


                                                                                    MSF VAN ECK GLOBAL
                                 MSF T. ROWE PRICE SMALL CAP GROWTH                  NATURAL RESOURCES
                                         INVESTMENT DIVISION                        INVESTMENT DIVISION
                          -------------------------------------------------- ---------------------------------
                                2012             2011              2010            2012           2011 (d)
                          ----------------  ---------------  --------------- ----------------  ---------------

Units beginning of year..        3,938,724        4,055,742        4,272,691               81               --
Units issued and
   transferred from
   other funding options.          426,779          645,717        2,453,679              295               83
Units redeemed and
   transferred to other
   funding options.......        (705,119)        (762,735)      (2,670,628)             (57)              (2)
                          ----------------  ---------------  --------------- ----------------  ---------------
Units end of year........        3,660,384        3,938,724        4,055,742              319               81
                          ================  ===============  =============== ================  ===============


                                    MSF WESTERN ASSET MANAGEMENT                      MSF WESTERN ASSET MANAGEMENT
                                    STRATEGIC BOND OPPORTUNITIES                             U.S. GOVERNMENT
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..       1,068,823        1,145,809        1,115,618         957,065        1,021,769        1,063,071
Units issued and
   transferred from
   other funding options.         191,180          190,447        1,232,736         195,506          193,206        1,297,550
Units redeemed and
   transferred to other
   funding options.......       (222,981)        (267,433)      (1,202,545)       (216,214)        (257,910)      (1,338,852)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........       1,037,022        1,068,823        1,145,809         936,357          957,065        1,021,769
                          ===============  ===============  =============== ===============  ===============  ===============


                                                                PIMCO VIT
                                                                LONG-TERM
                                PIMCO VIT ALL ASSET          U.S. GOVERNMENT               PIMCO VIT LOW DURATION
                                INVESTMENT DIVISION        INVESTMENT DIVISION               INVESTMENT DIVISION
                          -------------------------------- ------------------- -------------------------------------------------
                               2012           2011 (d)          2012 (g)            2012             2011             2010
                          ---------------  --------------- ------------------- ---------------  ---------------  ---------------

Units beginning of year..           8,649               --                --            80,364           65,497           66,450
Units issued and
   transferred from
   other funding options.           2,051            8,680             1,975             2,679           16,680               --
Units redeemed and
   transferred to other
   funding options.......           (375)             (31)               (7)           (3,955)          (1,813)            (953)
                          ---------------  --------------- ------------------- ---------------  ---------------  ---------------
Units end of year........          10,325            8,649             1,968            79,088           80,364           65,497
                          ===============  =============== =================== ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010:


                                    PIONEER VCT EMERGING MARKETS                        PIONEER VCT MID CAP VALUE
                                         INVESTMENT DIVISION                               INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                                2012             2011             2010            2012             2011            2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          22,116           41,431           37,577           3,306            2,302              586
Units issued and
   transferred from
   other funding options.          24,901           15,775           11,637             238            1,144            1,815
Units redeemed and
   transferred to other
   funding options.......        (13,796)         (35,090)          (7,783)           (155)            (140)             (99)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          33,221           22,116           41,431           3,389            3,306            2,302
                          ===============  ===============  =============== ===============  ===============  ===============


                                          ROYCE MICRO-CAP                                    ROYCE SMALL-CAP
                                        INVESTMENT DIVISION                                INVESTMENT DIVISION
                          ------------------------------------------------- -------------------------------------------------
                               2012             2011           2010 (a)           2012             2011             2010
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------

Units beginning of year..          19,473           19,226               --          52,075           26,235            4,703
Units issued and
   transferred from
   other funding options.           2,968            1,095           19,549          11,367           66,609           35,416
Units redeemed and
   transferred to other
   funding options.......           (756)            (848)            (323)        (30,208)         (40,769)         (13,884)
                          ---------------  ---------------  --------------- ---------------  ---------------  ---------------
Units end of year........          21,685           19,473           19,226          33,234           52,075           26,235
                          ===============  ===============  =============== ===============  ===============  ===============

                                      UIF EMERGING MARKETS DEBT                         UIF EMERGING MARKETS EQUITY
                                         INVESTMENT DIVISION                                INVESTMENT DIVISION
                          -------------------------------------------------- -------------------------------------------------
                                2012             2011             2010             2012             2011             2010
                          ---------------- ---------------  ---------------- ---------------- ---------------  ---------------

Units beginning of year..           13,883             259               223           43,435          13,018              442
Units issued and
   transferred from
   other funding options.           21,216          14,310                79           30,945          46,847           13,146
Units redeemed and
   transferred to other
   funding options.......          (2,040)           (686)              (43)          (4,968)        (16,430)            (570)
                          ---------------- ---------------  ---------------- ---------------- ---------------  ---------------
Units end of year........           33,059          13,883               259           69,412          43,435           13,018
                          ================ ===============  ================ ================ ===============  ===============


                                  WELLS FARGO VT TOTAL RETURN BOND
                                         INVESTMENT DIVISION
                          -------------------------------------------------
                                2012             2011             2010
                          ---------------  ---------------  ---------------

Units beginning of year..           8,689           75,281           39,845
Units issued and
   transferred from
   other funding options.          26,948            4,877           56,222
Units redeemed and
   transferred to other
   funding options.......         (6,017)         (71,469)         (20,786)
                          ---------------  ---------------  ---------------
Units end of year........          29,620            8,689           75,281
                          ===============  ===============  ===============

(a) Commenced November 10, 2008 and began transactions in 2010.
(b) Commenced May 3, 2010 and began transactions in 2012.
(c) Commenced May 4, 2009 and began transactions in 2011.
(d) For the period May 2, 2011 to December 31, 2011.
(e) For the period May 3, 2010 to December 31, 2010.
(f) For the period April 30, 2012 to December 31, 2012.
(g) Commenced May 4, 2009 and began transactions in 2012.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.


The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series, for the respective stated periods in the five years ended December 31, 2012:

                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  AllianceBernstein Global Thematic          2012       11,630                5.32         61,856
     Growth Investment Division              2011      914,212                4.70      4,293,695
                                             2010       19,486                6.13        119,488
                                             2009       25,043                5.17        129,504
                                             2008       14,644                3.38         49,447

  AllianceBernstein Intermediate Bond        2012        6,675               15.48        103,300
     Investment Division                     2011        3,232               14.63         47,286
     (Commenced 5/1/2005                     2010        3,146               13.75         43,265
     and began transactions in 2009)         2009        2,242               12.62         28,308

  AllianceBernstein International Value      2012            9               17.28            156
     Investment Division                     2011            9               15.08            141
     (Commenced 11/10/2008                   2010           73               18.68          1,357
     and began transactions in 2010)

  American Century VP Vista                  2012          279               14.73          4,105
     Investment Division                     2011          679               12.74          8,654
                                             2010        5,360               13.83         74,155
                                             2009       13,115               11.17        146,455
                                             2008        8,686                9.12         79,193

  American Funds Bond Investment             2012      397,946       12.53 - 22.37      5,420,310
     Division                                2011      367,699       11.99 - 21.23      4,735,459
                                             2010      361,073       11.41 - 20.00      4,365,031
                                             2009      335,183       10.81 - 18.79      3,760,642
                                             2008      317,147        9.69 - 16.69      3,143,128

  American Funds Global Small                2012    1,947,587       27.80 - 35.48     59,237,806
     Capitalization Investment Division      2011    2,037,588       23.74 - 30.03     52,474,989
                                             2010    2,114,920       29.62 - 37.13     67,405,353
                                             2009    2,152,577       24.42 - 30.34     56,054,284
                                             2008    2,098,117       15.27 - 18.81     33,880,750

  American Funds Growth Investment           2012    1,269,410      23.60 - 258.21    130,921,222
     Division                                2011    1,353,057      20.02 - 219.03    118,199,510
                                             2010    1,411,108      20.92 - 228.81    127,437,855
                                             2009    1,419,237      17.62 - 192.80    109,197,492
                                             2008    1,382,286      12.64 - 138.29     76,515,292

  American Funds Growth-Income               2012    1,382,116      51.99 - 175.83     79,614,717
     Investment Division                     2011    1,453,945      44.65 - 149.67     71,256,817
                                             2010    1,483,095      45.89 - 152.46     73,861,194
                                             2009    1,491,242      41.56 - 136.83     66,537,414
                                             2008    1,461,879      31.95 - 104.26     49,610,668

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                   INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME          LOWEST TO           LOWEST TO
                                                     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                  --------------  ----------------   -----------------
  AllianceBernstein Global Thematic          2012        --                 0.00                 13.24
     Growth Investment Division              2011      0.43                 0.00               (23.40)
                                             2010      1.84                 0.00                 18.58
                                             2009        --                 0.00                 53.14
                                             2008        --                 0.00               (47.48)

  AllianceBernstein Intermediate Bond        2012      3.42                 0.00                  5.79
     Investment Division                     2011      4.56                 0.00                  6.38
     (Commenced 5/1/2005                     2010      5.90                 0.00                  8.93
     and began transactions in 2009)         2009      4.18                 0.00                 18.20

  AllianceBernstein International Value      2012      1.66                 0.00                 14.53
     Investment Division                     2011      1.92                 0.00               (19.25)
     (Commenced 11/10/2008                   2010      2.40                 0.00                 13.41
     and began transactions in 2010)

  American Century VP Vista                  2012        --                 0.00                 15.61
     Investment Division                     2011        --                 0.00                (7.90)
                                             2010        --                 0.00                 23.88
                                             2009        --                 0.00                 22.47
                                             2008        --                 0.00               (48.63)

  American Funds Bond Investment             2012      2.55          0.00 - 0.90           4.42 - 5.37
     Division                                2011      3.08          0.00 - 0.90           5.15 - 6.10
                                             2010      3.15          0.00 - 0.90           5.49 - 6.44
                                             2009      3.37                 0.90         11.60 - 12.61
                                             2008      5.80                 0.90      (10.12) - (9.37)

  American Funds Global Small                2012      1.34          0.00 - 0.90         17.11 - 18.18
     Capitalization Investment Division      2011      1.33          0.00 - 0.90     (19.87) - (19.14)
                                             2010      1.74          0.00 - 0.90         21.32 - 22.41
                                             2009      0.29                 0.90         59.85 - 61.30
                                             2008        --                 0.90     (53.94) - (48.89)

  American Funds Growth Investment           2012      0.80          0.00 - 0.90         16.83 - 17.89
     Division                                2011      0.61          0.00 - 0.90       (5.13) - (4.27)
                                             2010      0.73          0.00 - 0.90         17.62 - 18.68
                                             2009      0.67                 0.90         38.16 - 39.41
                                             2008      0.86                 0.90       (44.47) - 27.72

  American Funds Growth-Income               2012      1.64          0.00 - 0.90         16.42 - 17.48
     Investment Division                     2011      1.57          0.00 - 0.90       (2.71) - (1.83)
                                             2010      1.51          0.00 - 0.90         10.43 - 11.43
                                             2009      1.65                 0.90         30.07 - 31.24
                                             2008      1.79                 0.90     (38.41) - (35.35)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  American Funds High-Income Bond            2012        4,606               12.43         57,231
     Investment Division
     (Commenced 5/3/2010 and began
     transactions in 2012)

  American Funds International               2012       18,773               29.41        552,053
     Investment Division                     2011       21,039               24.94        524,711
     (Commenced 4/28/2008)                   2010       27,930               28.99        809,625
                                             2009       17,214               27.03        465,344
                                             2008        2,335               18.89         44,134

  American Funds U.S.                        2012        1,972               22.92         45,192
     Government/AAA-Rated                    2011        2,025               22.49         45,539
     Securities Investment Division          2010        1,810               20.90         37,830
     (Commenced 4/28/2008)                   2009        4,564               19.77         90,231
                                             2008        1,808               19.29         34,883

  Dreyfus VIF International Value            2012       16,013               12.81        205,133
     Investment Division                     2011       16,153               11.40        184,061
                                             2010       16,502               14.03        231,464
                                             2009       21,676               13.45        291,742
                                             2008       33,156               10.30        341,560

  Fidelity VIP Asset Manager: Growth         2012      164,596               11.95      1,966,232
     Investment Division                     2011      138,116               10.36      1,430,516
                                             2010      172,460               11.05      1,905,608
                                             2009      181,097                9.51      1,722,435
                                             2008      126,890                7.16        908,867

  Fidelity VIP Contrafund Investment         2012      147,414               15.89      2,343,022
     Division                                2011      157,450               13.67      2,151,649
                                             2010      190,755               14.04      2,677,373
                                             2009      332,757               11.99      3,988,185
                                             2008      218,160                8.83      1,927,330

  Fidelity VIP Equity-Income                 2012        4,431               14.06         62,291
     Investment Division                     2011        1,549               12.00         18,589
                                             2010       17,040               11.90        202,690
                                             2009       23,778               10.33        245,766
                                             2008       72,691                7.95        577,801

  Fidelity VIP Freedom 2010                  2012        3,378               11.73         39,638
     Investment Division                     2011        3,238               10.55         34,144
     (Commenced 4/28/2008)                   2010        3,002               10.61         31,860
                                             2009        1,541        9.44 - 12.05         14,548
                                             2008        3,089         7.63 - 9.69         23,569

  Fidelity VIP Freedom 2020                  2012       51,279       11.29 - 15.34        764,724
     Investment Division                     2011       53,514       10.01 - 13.53        699,714
     (Commenced 4/28/2008)                   2010       56,297       10.16 - 13.67        738,702
                                             2009       56,341        8.91 - 11.94        648,511
                                             2008        4,617         6.94 - 9.26         37,721

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                   INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME          LOWEST TO           LOWEST TO
                                                     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                  --------------  ----------------   -----------------
  American Funds High-Income Bond            2012       5.70                0.00                  6.93
     Investment Division
     (Commenced 5/3/2010 and began
     transactions in 2012)

  American Funds International               2012       1.43                0.00                 17.91
     Investment Division                     2011       1.50                0.00               (13.96)
     (Commenced 4/28/2008)                   2010       2.23                0.00                  7.23
                                             2009       1.51                0.00                 43.07
                                             2008       2.51                0.00               (39.19)

  American Funds U.S.                        2012       1.00                0.00                  1.90
     Government/AAA-Rated                    2011       1.73                0.00                  7.57
     Securities Investment Division          2010       1.49                0.00                  5.75
     (Commenced 4/28/2008)                   2009       3.32                0.00                  2.50
                                             2008       2.26                0.00                  6.61

  Dreyfus VIF International Value            2012       2.56                0.00                 12.42
     Investment Division                     2011       1.88                0.00               (18.76)
                                             2010       1.53                0.00                  4.22
                                             2009       3.77                0.00                 30.67
                                             2008       2.14                0.00               (37.50)

  Fidelity VIP Asset Manager: Growth         2012       1.40                0.00                 15.34
     Investment Division                     2011       1.33                0.00                (6.27)
                                             2010       1.12                0.00                 16.18
                                             2009       1.60                0.00                 32.79
                                             2008       1.87                0.00               (35.88)

  Fidelity VIP Contrafund Investment         2012       1.22                0.00                 16.31
     Division                                2011       0.83                0.00                (2.64)
                                             2010       0.96                0.00                 17.11
                                             2009       1.48                0.00                 35.66
                                             2008       0.90                0.00               (42.60)

  Fidelity VIP Equity-Income                 2012       5.62                0.00                 17.19
     Investment Division                     2011       0.35                0.00                  0.86
                                             2010       1.60                0.00                 15.09
                                             2009       1.95                0.00                 30.03
                                             2008       1.89                0.00               (42.69)

  Fidelity VIP Freedom 2010                  2012       1.97                0.00                 11.28
     Investment Division                     2011       2.18                0.00                (0.63)
     (Commenced 4/28/2008)                   2010       2.67                0.00                 12.45
                                             2009       3.32                0.45         23.72 - 24.27
                                             2008       6.53                0.45     (23.71) - (23.48)

  Fidelity VIP Freedom 2020                  2012       2.06                0.00         12.87 - 13.38
     Investment Division                     2011       2.10                0.00       (1.47) - (1.03)
     (Commenced 4/28/2008)                   2010       2.26                0.00         13.98 - 14.49
                                             2009       4.16                0.45         28.40 - 28.97
                                             2008       4.51                0.45     (30.60) - (30.39)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                 ---------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                     UNITS        HIGHEST ($)     ASSETS ($)
                                                 -----------   ----------------  -------------
  Fidelity VIP Freedom 2030                2012        3,939              10.87         42,834
     Investment Division                   2011        6,028       9.45 - 13.00         56,970
     (Commenced 4/28/2008)                 2010        9,011       9.75 - 13.35        108,191
                                           2009        3,665       8.43 - 11.50         31,738
                                           2008        3,324        6.43 - 8.74         21,387

  Fidelity VIP Freedom 2050                2012        1,468              12.12         17,799
     Investment Division                   2011        1,492              10.34         15,438
     (Commenced 5/4/2009 and began
     transactions in 2011)

  Fidelity VIP High Income                 2012        8,955              18.44        165,146
     Investment Division                   2011        2,677              16.14         43,223
     (Commenced 4/28/2008 and began        2010          294              15.52          4,565
     transactions in 2009)                 2009        3,001              13.63         40,915

  Fidelity VIP Investment Grade Bond       2012      144,729              15.79      2,285,792
     Investment Division                   2011      117,053              14.93      1,747,852
                                           2010       38,436              13.93        535,344
                                           2009       18,087              12.93        233,950
                                           2008        3,908              11.18         43,701

  Fidelity VIP Mid Cap Investment          2012       26,557              28.20        748,919
     Division (Commenced 4/28/2008)        2011       24,942              24.62        613,958
                                           2010       16,733              27.61        462,031
                                           2009       10,051              21.48        215,869
                                           2008        2,071              15.37         31,825

  FTVIPT Mutual Global Discovery           2012       40,339              19.91        803,176
     Securities Investment Division        2011       44,626              17.56        783,835
                                           2010       53,444              18.10        967,332
                                           2009       54,588              16.17        882,515
                                           2008      140,006              13.11      1,835,518

  FTVIPT Templeton Foreign Securities      2012      225,312              17.59      3,962,470
     Investment Division                   2011      203,775              14.83      3,021,785
                                           2010      558,309              16.56      9,244,694
                                           2009      520,792              15.24      7,935,141
                                           2008      527,866              11.09      5,856,168

  FTVIPT Templeton Global Bond             2012       18,556              23.82        442,101
     Securities Investment Division        2011       14,004              20.66        289,345
     (Commenced 5/4/2009)                  2010          179              20.79          3,728
                                           2009          204              18.12          3,704

  Goldman Sachs Mid-Cap Value              2012       15,625              16.52        258,154
     Investment Division                   2011       19,234              13.95        268,248
                                           2010       24,643              14.90        367,089
                                           2009       27,552              11.92        328,341
                                           2008      102,102               8.95        913,808

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 --------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                 -------------  ----------------  -----------------
  Fidelity VIP Freedom 2030                2012       1.84                0.00                15.06
     Investment Division                   2011       1.97                0.00      (3.03) - (2.59)
     (Commenced 4/28/2008)                 2010       2.42                0.00        15.56 - 16.08
                                           2009       2.47                0.45        31.07 - 31.66
                                           2008       6.89                0.45    (35.65) - (35.46)

  Fidelity VIP Freedom 2050                2012       2.12                0.00                17.20
     Investment Division                   2011       1.77                0.00               (5.36)
     (Commenced 5/4/2009 and began
     transactions in 2011)

  Fidelity VIP High Income                 2012      14.49                0.00                14.23
     Investment Division                   2011      37.24                0.00                 4.03
     (Commenced 4/28/2008 and began        2010       4.94                0.00                13.82
     transactions in 2009)                 2009      26.74                0.00                43.96

  Fidelity VIP Investment Grade Bond       2012       1.95                0.00                 5.77
     Investment Division                   2011       4.67                0.00                 7.21
                                           2010       4.23                0.00                 7.68
                                           2009      10.75                0.00                15.67
                                           2008       1.19                0.00               (3.35)

  Fidelity VIP Mid Cap Investment          2012       0.42                0.00                14.56
     Division (Commenced 4/28/2008)        2011       0.03                0.00              (10.85)
                                           2010       0.15                0.00                28.57
                                           2009       0.29                0.00                39.75
                                           2008       0.15                0.00              (46.25)

  FTVIPT Mutual Global Discovery           2012       2.67                0.00                13.36
     Securities Investment Division        2011       2.31                0.00               (2.96)
                                           2010       1.39                0.00                11.96
                                           2009       0.75                0.00                23.31
                                           2008       2.51                0.00              (28.44)

  FTVIPT Templeton Foreign Securities      2012       3.26                0.00                18.60
     Investment Division                   2011       1.67                0.00              (10.44)
                                           2010       2.02                0.00                 8.67
                                           2009       3.61                0.00                37.34
                                           2008       2.58                0.00              (40.23)

  FTVIPT Templeton Global Bond             2012       6.56                0.00                15.31
     Securities Investment Division        2011       3.79                0.00               (0.61)
     (Commenced 5/4/2009)                  2010       0.20                0.00                14.71
                                           2009         --                0.00                95.55

  Goldman Sachs Mid-Cap Value              2012       1.06                0.00                18.47
     Investment Division                   2011       0.67                0.00               (6.37)
                                           2010       0.70                0.00                25.00
                                           2009       1.09                0.00                33.15
                                           2008       1.06                0.00              (37.33)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                 ---------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                     UNITS        HIGHEST ($)     ASSETS ($)
                                                 -----------   ----------------  -------------
  Goldman Sachs Structured Small Cap       2012        1,925              13.67         26,317
     Equity Investment Division            2011        4,148              12.12         50,259
                                           2010        4,258              12.04         51,252
                                           2009        7,623               9.25         70,508
                                           2008        6,818               7.24         49,396

  Invesco V.I. Global Real Estate          2012       73,934              35.37      2,614,736
     Investment Division                   2011       54,002              27.60      1,490,644
                                           2010       54,093              29.53      1,597,111
                                           2009       59,960              25.13      1,506,522
                                           2008       76,172              19.10      1,455,085

  Invesco V.I. Government Securities       2012           22              13.99            311
     Investment Division                   2011        1,570              13.69         21,491
     (Commenced 5/2/2011)

  Invesco V.I. International Growth        2012      314,797              20.67      6,506,152
     Investment Division                   2011        1,308              17.89         23,407
     (Commenced 4/28/2008                  2010       14,201              19.18        272,411
     and began transactions in 2009)       2009        1,080              17.00         18,360

  Invesco V.I. Van Kampen Comstock         2012       18,847              12.59        237,306
     Investment Division                   2011       17,951              10.59        190,062
     (Commenced 5/3/2010)                  2010        2,966              10.82         32,084

  Janus Aspen Balanced Investment          2012       59,065              18.63      1,100,549
     Division                              2011       81,522              16.43      1,339,788
                                           2010      155,834              16.22      2,526,859
                                           2009       99,381              15.00      1,490,464
                                           2008       20,633              11.94        246,409

  Janus Aspen Forty Investment             2012       46,505              19.09        887,847
     Division                              2011       45,616              15.41        703,136
                                           2010       73,218              16.56      1,212,768
                                           2009       61,130              15.56        950,941
                                           2008       45,182              10.65        475,295

  Janus Aspen Janus Investment             2012       81,921              11.86        971,677
     Division                              2011       85,791              10.00        858,094
                                           2010      741,523              10.56      7,832,002
                                           2009      718,894               9.22      6,630,451
                                           2008      685,791               6.76      4,638,873

  Janus Aspen Overseas Investment          2012       17,627              25.07        441,942
     Division (Commenced 4/28/2008)        2011       15,536              22.15        344,135
                                           2010       11,481              32.74        375,851
                                           2009        3,135              26.19         82,093
                                           2008        1,777              14.62         25,984

  MFS VIT Global Equity Investment         2012        7,233              18.72        135,428
     Division                              2011          356              15.23          5,414
                                           2010       14,222              15.95        226,794
                                           2009        5,543              14.23         78,884
                                           2008        5,386              10.80         58,159

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                 -------------  ----------------   -----------------
  Goldman Sachs Structured Small Cap       2012       1.02                0.00                 12.83
     Equity Investment Division            2011       0.82                0.00                  0.67
                                           2010       0.57                0.00                 30.12
                                           2009       1.46                0.00                 27.67
                                           2008       0.66                0.00               (33.96)

  Invesco V.I. Global Real Estate          2012       0.56                0.00                 28.12
     Investment Division                   2011       4.08                0.00                (6.51)
                                           2010       5.17                0.00                 17.51
                                           2009         --                0.00                 31.53
                                           2008       5.47                0.00               (44.65)

  Invesco V.I. Government Securities       2012         --                0.00                 10.11
     Investment Division                   2011         --                0.00                  7.73
     (Commenced 5/2/2011)

  Invesco V.I. International Growth        2012       1.58                0.00                 15.53
     Investment Division                   2011       1.52                0.00                (6.74)
     (Commenced 4/28/2008                  2010       2.40                0.00                 12.86
     and began transactions in 2009)       2009       1.38                0.00                 35.24

  Invesco V.I. Van Kampen Comstock         2012       1.58                0.00                 18.92
     Investment Division                   2011       0.44                0.00                (2.11)
     (Commenced 5/3/2010)                  2010         --                0.00                 19.94

  Janus Aspen Balanced Investment          2012       2.26                0.00                 13.37
     Division                              2011       2.04                0.00                  1.36
                                           2010       2.71                0.00                  8.12
                                           2009       2.93                0.00                 25.58
                                           2008       3.65                0.00               (16.08)

  Janus Aspen Forty Investment             2012       0.56                0.00                 23.86
     Division                              2011       0.24                0.00                (6.94)
                                           2010       0.24                0.00                  6.48
                                           2009       0.01                0.00                 46.01
                                           2008       0.01                0.00               (44.31)

  Janus Aspen Janus Investment             2012       0.56                0.00                 18.59
     Division                              2011       0.24                0.00                (5.30)
                                           2010       1.09                0.00                 14.52
                                           2009       0.54                0.00                 36.35
                                           2008       0.74                0.00               (39.71)

  Janus Aspen Overseas Investment          2012       0.63                0.00                 13.18
     Division (Commenced 4/28/2008)        2011       0.10                0.00               (32.34)
                                           2010       0.73                0.00                 25.02
                                           2009       0.46                0.00                 79.07
                                           2008         --                0.00               (52.68)

  MFS VIT Global Equity Investment         2012       0.22                0.00                 22.98
     Division                              2011       0.67                0.00                (4.53)
                                           2010       0.78                0.00                 12.05
                                           2009       2.04                0.00                 31.80
                                           2008       0.76                0.00               (33.95)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF DECEMBER 31
                                                    -----------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO           NET
                                                        UNITS         HIGHEST ($)      ASSETS ($)
                                                    ------------   -----------------  -------------
  MFS VIT High Income Investment              2012         9,265               17.41        161,267
     Division                                 2011         8,896               15.21        135,311
                                              2010         9,020               14.65        132,109
                                              2009         9,209               12.80        117,897
                                              2008           354                8.82          3,111

  MFS VIT New Discovery Investment            2012         9,204               18.68        171,983
     Division                                 2011         7,919               15.46        122,395
                                              2010         7,814               17.27        134,923
                                              2009           396               12.70          5,029
                                              2008           249                7.80          1,942

  MFS VIT Value Investment Division           2012         1,049               16.36         17,162
                                              2011         3,138               14.12         44,299
                                              2010         5,577               14.18         79,095
                                              2009         5,803               12.75         74,001
                                              2008         6,081               10.41         63,334

  MIST AllianceBernstein Global               2012           656               10.82          7,098
     Dynamic Allocation Investment
     Division (Commenced 4/30/2012)

  MIST American Funds Balanced                2012        54,591               11.57        631,423
     Allocation Investment Division           2011        50,766               10.16        515,995
     (Commenced 4/28/2008)                    2010        41,296               10.35        427,406
                                              2009        23,102                9.21        212,728
                                              2008         1,427                7.08         10,107

  MIST American Funds Growth                  2012        84,318               10.99        926,978
     Allocation Investment Division           2011        82,817                9.43        781,245
     (Commenced 4/28/2008)                    2010        71,574                9.87        706,300
                                              2009        15,564                8.67        134,986
                                              2008         2,439                6.45         15,747

  MIST American Funds Moderate                2012        49,584               11.85        587,686
     Allocation Investment Division           2011        37,706               10.65        401,606
     (Commenced 4/28/2008)                    2010        23,584               10.60        250,094
                                              2009         9,961                9.63         95,893
                                              2008           593                7.77          4,607

  MIST AQR Global Risk Balanced               2012         2,358               10.51         24,784
     Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Global Tactical              2012         3,707               10.54         39,078
     Strategies Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap Core               2012    11,913,338        9.54 - 41.30    307,558,825
     Investment Division                      2011    12,762,727        8.43 - 36.66    291,615,739
                                              2010    13,468,383        8.42 - 36.79    309,489,536
                                              2009    14,107,746        7.50 - 32.93    291,577,776
                                              2008    14,670,780        6.31 - 27.82    258,799,279

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                    INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    -------------   ----------------   ------------------
  MFS VIT High Income Investment              2012       7.49                 0.00                  14.43
     Division                                 2011       8.93                 0.00                   3.86
                                              2010       7.00                 0.00                  14.40
                                              2009       1.48                 0.00                  45.22
                                              2008      10.38                 0.00                (28.67)

  MFS VIT New Discovery Investment            2012         --                 0.00                  20.90
     Division                                 2011         --                 0.00                (10.49)
                                              2010         --                 0.00                  35.94
                                              2009         --                 0.00                  62.92
                                              2008         --                 0.00                (39.52)

  MFS VIT Value Investment Division           2012       1.77                 0.00                  15.88
                                              2011       1.45                 0.00                 (0.47)
                                              2010       1.32                 0.00                  11.22
                                              2009       1.24                 0.00                  22.45
                                              2008       6.73                 0.00                (32.72)

  MIST AllianceBernstein Global               2012         --                 0.00                   4.39
     Dynamic Allocation Investment
     Division (Commenced 4/30/2012)

  MIST American Funds Balanced                2012       1.94                 0.00                  13.80
     Allocation Investment Division           2011       1.44                 0.00                 (1.80)
     (Commenced 4/28/2008)                    2010       1.26                 0.00                  12.40
                                              2009         --                 0.00                  30.06
                                              2008       5.25                 0.00                (29.27)

  MIST American Funds Growth                  2012       1.55                 0.00                  16.54
     Allocation Investment Division           2011       1.38                 0.00                 (4.41)
     (Commenced 4/28/2008)                    2010       0.62                 0.00                  13.78
                                              2009         --                 0.00                  34.36
                                              2008       8.38                 0.00                (35.51)

  MIST American Funds Moderate                2012       2.15                 0.00                  11.28
     Allocation Investment Division           2011       1.66                 0.00                   0.44
     (Commenced 4/28/2008)                    2010       1.38                 0.00                  10.15
                                              2009         --                 0.00                  23.90
                                              2008       6.80                 0.00                (22.46)

  MIST AQR Global Risk Balanced               2012         --                 0.00                   4.63
     Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Global Tactical              2012         --                 0.00                   4.21
     Strategies Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap Core               2012       1.21          0.00 - 0.90          12.66 - 13.68
     Investment Division                      2011       1.12          0.00 - 0.90          (0.36) - 0.54
                                              2010       1.34          0.00 - 0.90          11.73 - 12.73
                                              2009       1.61          0.45 - 0.90          18.37 - 19.43
                                              2008       0.70          0.45 - 0.90      (37.68) - (31.87)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF DECEMBER 31
                                                 ---------------------------------------------
                                                                  UNIT VALUE
                                                                   LOWEST TO          NET
                                                     UNITS        HIGHEST ($)     ASSETS ($)
                                                 -----------   ----------------  -------------
  MIST Clarion Global Real Estate          2012    1,388,419      17.60 - 19.03     26,083,318
     Investment Division                   2011    1,311,823      14.06 - 15.06     19,560,387
                                           2010    1,342,988      14.98 - 15.90     21,160,564
                                           2009    1,332,507      13.00 - 13.68     18,066,465
                                           2008    1,247,223       9.71 - 10.12     12,525,455

  MIST Dreman Small Cap Value              2012        2,300              16.76         38,553
     Investment Division                   2011        2,480              14.49         35,938
     (Commenced 4/28/2008)                 2010        1,705              16.12         27,489
                                           2009        1,271              13.49         17,136
                                           2008           11              10.45            120

  MIST Harris Oakmark International        2012    1,421,965      12.34 - 24.19     33,602,695
     Investment Division                   2011    1,483,192       9.53 - 18.68     27,216,742
                                           2010    1,473,309      20.09 - 21.72     31,544,698
                                           2009    1,439,875      17.38 - 18.61     26,459,351
                                           2008    1,337,674      11.28 - 11.97     15,844,670

  MIST Invesco Balanced-Risk               2012        7,100               1.06          7,513
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Invesco Small Cap Growth            2012      245,733      17.38 - 21.67      4,616,668
     Investment Division                   2011      279,254      14.80 - 18.28      4,412,967
                                           2010      280,254      15.06 - 18.44      4,469,898
                                           2009      268,049      12.01 - 14.58      3,392,636
                                           2008      230,618       9.03 - 10.86      2,187,257

  MIST Janus Forty Investment Division     2012    1,085,660     12.25 - 404.14     15,566,776
                                           2011    1,093,634     10.07 - 329.01     12,484,277
                                           2010    1,185,626     10.96 - 355.01     14,254,655
                                           2009    1,122,196     10.08 - 323.68     12,100,411
                                           2008      943,170      7.10 - 226.02      6,915,393

  MIST JPMorgan Global Active              2012       17,811               1.06         18,883
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge              2012    1,313,742       9.48 - 11.14     14,226,385
     Aggressive Growth Investment          2011    1,353,551        7.98 - 9.38     12,365,794
     Division                              2010      888,257        7.56 - 9.05      7,832,576
                                           2009      918,435        6.11 - 7.30      6,533,459
                                           2008      929,444        4.59 - 5.47      4,956,827

  MIST Lord Abbett Bond Debenture          2012    1,063,203      23.01 - 34.98     28,515,095
     Investment Division                   2011    1,085,311      20.52 - 30.90     25,730,993
                                           2010    1,222,207      19.75 - 29.48     27,673,730
                                           2009    1,300,112      17.61 - 26.05     26,033,742
                                           2008    1,205,110      12.96 - 19.00     17,548,678

  MIST Lord Abbett Mid Cap Value           2012    2,873,152      15.40 - 32.87     74,892,920
     Investment Division                   2011        9,000              13.43        120,858
                                           2010        7,974              13.94        111,190
                                           2009        9,319              11.11        103,521
                                           2008       10,463               8.78         91,851

                                                          FOR THE YEAR ENDED DECEMBER 31
                                                 ---------------------------------------------------
                                                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                    INCOME          LOWEST TO          LOWEST TO
                                                   RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                 -------------  ----------------   -----------------
  MIST Clarion Global Real Estate          2012       2.22         0.00 - 0.90         25.16 - 26.30
     Investment Division                   2011       4.03         0.00 - 0.90       (6.12) - (5.28)
                                           2010       8.28         0.00 - 0.90         15.24 - 16.28
                                           2009       3.50                0.90         33.91 - 35.12
                                           2008       2.00                0.90     (44.73) - (41.56)

  MIST Dreman Small Cap Value              2012       0.95                0.00                 15.66
     Investment Division                   2011       1.63                0.00               (10.12)
     (Commenced 4/28/2008)                 2010       0.82                0.00                 19.53
                                           2009         --                0.00                 29.09
                                           2008         --                0.00               (25.08)

  MIST Harris Oakmark International        2012       1.82         0.00 - 0.90         28.31 - 29.47
     Investment Division                   2011       0.03         0.00 - 0.90     (14.75) - (13.98)
                                           2010       2.05         0.00 - 0.90         15.63 - 16.67
                                           2009       7.87                0.90         54.07 - 55.46
                                           2008       1.96                0.90     (41.26) - (37.26)

  MIST Invesco Balanced-Risk               2012       0.66                0.00                  4.67
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Invesco Small Cap Growth            2012         --         0.00 - 0.90         17.44 - 18.51
     Investment Division                   2011         --         0.00 - 0.90       (1.73) - (0.85)
                                           2010         --         0.00 - 0.90         25.34 - 26.47
                                           2009         --                0.90         33.01 - 34.21
                                           2008         --                0.90     (38.73) - (34.43)

  MIST Janus Forty Investment Division     2012       0.43         0.00 - 0.90         21.73 - 22.83
                                           2011       1.80         0.00 - 0.90       (8.16) - (7.32)
                                           2010       1.71         0.00 - 0.90           8.70 - 9.68
                                           2009         --                0.90         41.93 - 43.21
                                           2008       4.58                0.90     (44.68) - (41.84)

  MIST JPMorgan Global Active              2012       1.08                0.00                  4.66
     Allocation Investment Division
     (Commenced 4/30/2012)

  MIST Legg Mason ClearBridge              2012       0.21         0.00 - 0.90          8.91 - 18.81
     Aggressive Growth Investment          2011       0.08         0.00 - 0.90         (8.33) - 3.56
     Division                              2010       0.06         0.00 - 0.90         22.94 - 24.05
                                           2009       0.12                0.90         32.26 - 33.45
                                           2008       0.01                0.90     (39.49) - (36.35)

  MIST Lord Abbett Bond Debenture          2012       7.24         0.00 - 0.90         12.17 - 13.19
     Investment Division                   2011       5.96         0.00 - 0.90           3.89 - 4.83
                                           2010       6.47         0.00 - 0.90         12.16 - 13.18
                                           2009       7.18         0.45 - 0.90         35.89 - 37.12
                                           2008       4.38         0.45 - 0.90     (19.13) - (18.40)

  MIST Lord Abbett Mid Cap Value           2012         --         0.00 - 0.90           2.78 - 3.71
     Investment Division                   2011       0.53                0.00                (3.69)
                                           2010       0.58                0.00                 25.53
                                           2009       2.10                0.00                 26.53
                                           2008       0.25                0.00               (38.78)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                   ----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  MIST Met/Franklin Income                   2012       25,391               13.39        340,094
     Investment Division                     2011       19,993               11.88        237,483
     (Commenced 4/28/2008)                   2010       13,040               11.60        151,292
                                             2009        5,364               10.35         55,505
                                             2008        2,408                8.08         19,461

  MIST Met/Franklin Mutual Shares            2012       11,193               10.59        118,548
     Investment Division                     2011        8,617                9.27         79,913
     (Commenced 4/28/2008)                   2010        6,134                9.30         57,042
                                             2009        2,904                8.36         24,280
                                             2008        1,208                6.68          8,064

  MIST Met/Franklin Templeton                2012       27,629               11.60        320,390
     Founding Strategy Investment            2011       27,693                9.96        275,812
     Division (Commenced 4/28/2008)          2010       25,753               10.11        260,280
                                             2009       21,298                9.16        195,055
                                             2008        1,503                7.11         10,681

  MIST Met/Templeton Growth                  2012        6,221               10.90         67,807
     Investment Division                     2011        6,014                8.90         53,526
     (Commenced 4/28/2008)                   2010        5,088                9.53         48,492
                                             2009        2,173                8.83         19,197
                                             2008          480                6.64          3,188

  MIST Met/Templeton International           2012          181               14.36          2,605
     Bond Investment Division
     (Commenced 4/30/2012)

  MIST MetLife Aggressive                    2012    1,085,674      12.72 - 133.49     15,142,596
     Strategy Investment Division            2011    1,049,786      10.97 - 114.35     12,472,661
     (Commenced 5/2/2011)

  MIST MetLife Balanced Plus                 2012        4,287               10.71         45,933
     Investment Division
     (Commenced 4/30/2012)

  MIST MFS Emerging Markets                  2012        6,737               13.20         88,957
     Equity Investment Division              2011        2,070               11.09         22,950
     (Commenced 5/2/2011)

  MIST MFS Research International            2012      920,691       15.26 - 17.85     15,720,813
     Investment Division                     2011      820,338       13.07 - 15.26     12,176,899
                                             2010      838,110       14.64 - 17.04     13,920,818
                                             2009      885,756       13.14 - 15.26     13,178,754
                                             2008      870,603        9.99 - 11.57      9,814,566

  MIST MLA Mid Cap Investment                2012      334,423       13.59 - 18.16      5,197,739
     Division                                2011      358,406       12.90 - 17.20      5,277,678
                                             2010      360,447       13.62 - 18.13      5,585,124
                                             2009      362,314       11.09 - 14.71      4,569,758
                                             2008      371,732        8.11 - 10.73      3,422,640

                                                             FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                    INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME          LOWEST TO           LOWEST TO
                                                      RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                   --------------  ----------------   ------------------
  MIST Met/Franklin Income                   2012        4.65                0.00                  12.76
     Investment Division                     2011        4.33                0.00                   2.39
     (Commenced 4/28/2008)                   2010        3.26                0.00                  12.13
                                             2009          --                0.00                  28.05
                                             2008        4.29                0.00                (19.19)

  MIST Met/Franklin Mutual Shares            2012        0.74                0.00                  14.20
     Investment Division                     2011        2.90                0.00                 (0.27)
     (Commenced 4/28/2008)                   2010          --                0.00                  11.23
                                             2009          --                0.00                  25.15
                                             2008        3.53                0.00                (33.20)

  MIST Met/Franklin Templeton                2012        4.13                0.00                  16.43
     Founding Strategy Investment            2011        1.86                0.00                 (1.45)
     Division (Commenced 4/28/2008)          2010          --                0.00                  10.36
                                             2009          --                0.00                  28.84
                                             2008        7.79                0.00                (28.92)

  MIST Met/Templeton Growth                  2012        1.65                0.00                  22.48
     Investment Division                     2011        1.44                0.00                 (6.61)
     (Commenced 4/28/2008)                   2010        0.98                0.00                   7.88
                                             2009        0.02                0.00                  33.08
                                             2008        1.08                0.00                (33.62)

  MIST Met/Templeton International           2012          --                0.00                   8.00
     Bond Investment Division
     (Commenced 4/30/2012)

  MIST MetLife Aggressive                    2012        0.85         0.00 - 0.90          (0.17) - 3.96
     Strategy Investment Division            2011          --         0.00 - 0.90      (13.94) - (10.95)
     (Commenced 5/2/2011)

  MIST MetLife Balanced Plus                 2012          --                0.00                   5.63
     Investment Division
     (Commenced 4/30/2012)

  MIST MFS Emerging Markets                  2012        1.57                0.00                  19.10
     Equity Investment Division              2011          --                0.00                (22.19)
     (Commenced 5/2/2011)

  MIST MFS Research International            2012        2.10         0.00 - 0.90          15.92 - 16.97
     Investment Division                     2011        2.07         0.00 - 0.90      (11.23) - (10.44)
                                             2010        1.89         0.00 - 0.90          10.65 - 11.65
                                             2009        3.35                0.90          30.75 - 31.93
                                             2008        2.06                0.90      (42.78) - (41.00)

  MIST MLA Mid Cap Investment                2012        0.63         0.00 - 0.90            4.64 - 5.59
     Division                                2011        0.92         0.00 - 0.90        (5.98) - (5.13)
                                             2010        1.05         0.00 - 0.90          22.15 - 23.25
                                             2009        1.34                0.90          35.92 - 37.14
                                             2008        1.17                0.90      (38.70) - (36.07)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                   ----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  MIST Morgan Stanley Mid Cap                2012   11,831,703        6.82 - 19.14    186,491,111
     Growth Investment Division              2011   12,356,734        6.22 - 17.47    178,350,417
                                             2010   13,121,650        6.67 - 18.71    203,754,931
                                             2009       23,317       13.14 - 14.13        306,427
                                             2008        1,987         8.35 - 8.96         16,600

  MIST PIMCO Inflation Protected             2012      837,709       12.64 - 19.05     13,671,560
     Bond Investment Division                2011      700,157       11.56 - 17.42     10,519,501
                                             2010      653,613       12.97 - 15.63      8,812,538
                                             2009      618,801       12.12 - 14.47      7,734,444
                                             2008      523,888       10.33 - 12.23      5,523,166

  MIST PIMCO Total Return                    2012    2,365,572       11.82 - 21.86     50,485,893
     Investment Division                     2011    2,427,091       10.79 - 19.95     47,131,879
                                             2010    2,450,427       17.69 - 19.29     46,602,262
                                             2009    2,378,221       16.46 - 17.80     41,820,317
                                             2008    2,287,745       14.03 - 15.03     34,041,059

  MIST Pioneer Fund Investment               2012       13,454               14.47        194,664
     Division (Commenced 5/4/2009)           2011       13,480               13.08        176,354
                                             2010       17,938               13.71        245,860
                                             2009       20,277               11.79        239,136

  MIST RCM Technology Investment             2012    1,716,827         7.43 - 8.25     13,932,280
     Division                                2011    1,828,123         6.67 - 7.34     13,216,535
                                             2010    2,007,835         7.46 - 8.14     16,113,886
                                             2009    2,111,049         5.87 - 6.34     13,221,048
                                             2008    1,806,845         3.72 - 3.99      7,121,496

  MIST Schroders Global Multi-Asset          2012        5,334                1.08          5,752
     Investment Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income                2012      450,776       12.95 - 14.59      6,167,640
     ETF Investment Division                 2011      381,525       11.55 - 12.90      4,611,127
                                             2010      320,284       11.51 - 12.74      3,818,907
                                             2009      149,333       10.31 - 11.31      1,581,109
                                             2008       39,742         8.33 - 9.05        336,449

  MIST SSgA Growth ETF Investment            2012      332,667       12.10 - 13.90      4,244,488
     Division                                2011      299,115       10.59 - 12.05      3,309,518
                                             2010      237,751       10.89 - 12.28      2,679,381
                                             2009      181,473        9.61 - 10.74      1,789,007
                                             2008       59,898         7.48 - 8.29        457,331

  MIST T. Rowe Price Large Cap Value         2012      112,114               11.78      1,320,515
     Investment Division                     2011      108,604                9.96      1,081,554
                                             2010      601,441               10.35      6,224,061
                                             2009      585,353                8.82      5,163,011
                                             2008      569,914        7.43 - 48.32      4,235,811

  MIST T. Rowe Price Mid Cap Growth          2012    1,544,904       12.50 - 20.49     21,145,655
     Investment Division                     2011    1,957,835       11.07 - 18.03     25,204,627
                                             2010    1,725,748       11.33 - 18.33     21,234,908
                                             2009    1,754,850        8.93 - 14.35     16,772,681
                                             2008    1,702,757         6.18 - 9.87     11,162,717

                                                             FOR THE YEAR ENDED DECEMBER 31
                                                   -----------------------------------------------------
                                                    INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME          LOWEST TO           LOWEST TO
                                                      RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                   --------------  ----------------   ------------------
  MIST Morgan Stanley Mid Cap                2012          --         0.00 - 0.90            8.57 - 9.55
     Growth Investment Division              2011        0.73         0.00 - 0.90        (7.50) - (6.67)
                                             2010          --         0.00 - 0.90          17.91 - 32.19
                                             2009          --                0.00          57.27 - 57.83
                                             2008        1.36                0.00      (46.77) - (43.85)

  MIST PIMCO Inflation Protected             2012        3.14         0.00 - 0.90           8.34 - 20.51
     Bond Investment Division                2011        1.74         0.00 - 0.90          10.23 - 11.49
                                             2010        2.54         0.00 - 0.90            7.04 - 8.00
                                             2009        3.75                0.90          17.31 - 18.37
                                             2008        3.28                0.90        (9.73) - (6.61)

  MIST PIMCO Total Return                    2012        3.30         0.00 - 0.90            8.57 - 9.56
     Investment Division                     2011        2.84         0.00 - 0.90            2.50 - 3.42
                                             2010        3.66         0.00 - 0.90            7.44 - 8.41
                                             2009        7.36                0.90          17.33 - 18.39
                                             2008        3.92                0.90          (1.28) - 0.61

  MIST Pioneer Fund Investment               2012        1.53                0.00                  10.59
     Division (Commenced 5/4/2009)           2011        1.21                0.00                 (4.55)
                                             2010        0.90                0.00                  17.93
                                             2009          --                0.00                  17.93

  MIST RCM Technology Investment             2012          --         0.00 - 0.90          11.42 - 12.43
     Division                                2011          --         0.00 - 0.90       (10.60) - (9.79)
                                             2010          --         0.00 - 0.90          27.12 - 28.27
                                             2009          --                0.90          57.74 - 59.17
                                             2008       13.07                0.90      (44.79) - (37.82)

  MIST Schroders Global Multi-Asset          2012        1.48                0.00                   6.68
     Investment Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income                2012        2.40         0.00 - 0.90          12.09 - 13.11
     ETF Investment Division                 2011        1.79         0.00 - 0.90            0.37 - 1.28
                                             2010        1.29         0.00 - 0.90          11.60 - 12.61
                                             2009        1.61                0.90          23.84 - 24.96
                                             2008        1.95                0.90      (25.54) - (23.99)

  MIST SSgA Growth ETF Investment            2012        2.07         0.00 - 0.90          14.28 - 15.32
     Division                                2011        1.76         0.00 - 0.90        (2.75) - (1.86)
                                             2010        1.57         0.00 - 0.90          13.35 - 14.37
                                             2009        1.53                0.90          28.34 - 29.51
                                             2008        1.65                0.90      (33.42) - (30.82)

  MIST T. Rowe Price Large Cap Value         2012        1.62                0.00                  18.27
     Investment Division                     2011        0.51                0.00                 (3.77)
                                             2010        1.22                0.00                  17.33
                                             2009        2.45                0.00                  18.67
                                             2008        1.80                0.00      (36.20) - (32.76)

  MIST T. Rowe Price Mid Cap Growth          2012          --         0.00 - 0.90          12.90 - 13.93
     Investment Division                     2011          --         0.00 - 0.90        (2.28) - (1.39)
                                             2010          --         0.00 - 0.90          26.93 - 28.07
                                             2009          --                0.90          44.54 - 45.85
                                             2008        0.07                0.90      (40.16) - (37.28)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                  ------------   ----------------   -------------
  MIST Third Avenue Small Cap Value          2012       50,513              17.46         881,737
     Investment Division                     2011       54,483              14.79         806,051
                                             2010       96,930              16.25       1,575,589
                                             2009       66,457              13.56         900,994
                                             2008       22,742              10.72         243,831

  MSF Baillie Gifford International          2012    2,785,901      11.92 - 17.95      40,399,665
     Stock Investment Division               2011    2,947,427      10.02 - 15.01      35,919,561
                                             2010    2,985,340      12.56 - 18.74      45,766,876
                                             2009    3,130,833      11.77 - 17.48      45,163,862
                                             2008    3,272,041       9.71 - 14.31      38,994,328

  MSF Barclays Capital Aggregate             2012    5,528,875      18.38 - 21.34     116,415,557
     Bond Index Investment Division          2011    5,367,889      17.85 - 20.54     108,763,587
                                             2010    6,069,208      16.75 - 19.11     114,484,755
                                             2009    5,979,612      15.94 - 18.02     106,351,639
                                             2008    5,705,639      15.30 - 17.13      96,524,738

  MSF BlackRock Aggressive Growth            2012    8,053,406      18.55 - 70.35     190,699,476
     Investment Division                     2011    8,613,267      16.80 - 63.39     184,990,795
                                             2010    9,010,506      17.39 - 65.35     200,141,525
                                             2009    9,655,662      15.15 - 56.68     187,532,635
                                             2008   10,226,808      10.19 - 37.93     134,277,037

  MSF BlackRock Bond Income                  2012    3,286,524      20.08 - 95.09      85,513,325
     Investment Division                     2011    3,448,815      18.67 - 88.42      84,065,205
                                             2010    3,695,898      17.52 - 82.97      84,862,836
                                             2009    3,849,026      16.17 - 76.59      82,419,233
                                             2008    4,137,787      14.77 - 69.96      81,985,350

  MSF BlackRock Diversified                  2012    9,597,280      17.41 - 70.46     266,981,783
     Investment Division                     2011   10,223,668      15.50 - 62.70     255,554,192
                                             2010   10,826,228      14.93 - 60.41     263,102,316
                                             2009   11,480,151      13.61 - 55.09     257,391,816
                                             2008   12,136,197      11.61 - 46.97     235,715,981

  MSF BlackRock Large Cap Value              2012      972,398      13.53 - 14.89      14,290,950
     Investment Division                     2011    1,036,664      11.95 - 13.03      13,313,052
                                             2010    1,026,360      11.78 - 12.73      12,899,137
                                             2009    1,018,697      10.88 - 11.66      11,723,889
                                             2008      924,995       9.87 - 10.48       9,571,372

  MSF BlackRock Legacy Large Cap             2012    1,083,757      10.67 - 42.95      14,012,099
     Growth Investment Division              2011      533,802       9.33 - 37.56       7,367,810
                                             2010      494,998      10.25 - 41.25       7,322,523
                                             2009      480,438       8.55 - 34.42       5,950,495
                                             2008      413,693       6.25 - 25.16       3,786,888

  MSF BlackRock Money Market                 2012    1,306,002      17.35 - 17.98      23,274,454
     Investment Division                     2011    1,163,332      17.51 - 17.98      20,783,208
                                             2010    1,663,896      17.66 - 17.98      29,818,336
                                             2009    1,962,757      17.82 - 17.98      35,228,518
                                             2008    3,533,477      17.90 - 17.91      63,265,014

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                  INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                     INCOME           LOWEST TO           LOWEST TO
                                                    RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                  -------------   ----------------   -----------------
  MIST Third Avenue Small Cap Value          2012        --                 0.00                 17.99
     Investment Division                     2011      0.92                 0.00                (8.98)
                                             2010      1.05                 0.00                 19.90
                                             2009      0.62                 0.00                 26.45
                                             2008      0.70                 0.00               (29.73)

  MSF Baillie Gifford International          2012      1.37          0.00 - 0.90         18.44 - 19.52
     Stock Investment Division               2011      1.77          0.00 - 0.90     (20.59) - (19.87)
                                             2010      1.57          0.00 - 0.90           6.25 - 7.21
                                             2009      0.71          0.45 - 0.90         21.07 - 22.17
                                             2008      3.13          0.45 - 0.90     (44.63) - (40.37)

  MSF Barclays Capital Aggregate             2012      3.71          0.00 - 0.90           2.97 - 3.90
     Bond Index Investment Division          2011      3.52          0.00 - 0.90           6.55 - 7.51
                                             2010      3.72          0.00 - 0.90           5.10 - 6.05
                                             2009      5.95          0.45 - 0.90           4.22 - 5.17
                                             2008      4.55          0.45 - 0.90           4.32 - 5.99

  MSF BlackRock Aggressive Growth            2012        --          0.00 - 0.90          9.98 - 10.97
     Investment Division                     2011      0.30          0.00 - 0.90       (3.87) - (3.00)
                                             2010      0.07          0.00 - 0.90         14.27 - 15.30
                                             2009      0.20          0.45 - 0.90         48.10 - 49.44
                                             2008        --          0.45 - 0.90     (46.22) - (44.59)

  MSF BlackRock Bond Income                  2012      2.69          0.00 - 0.90           6.58 - 7.55
     Investment Division                     2011      3.92          0.00 - 0.90           5.61 - 6.56
                                             2010      3.95          0.00 - 0.90           7.37 - 8.34
                                             2009      7.04          0.45 - 0.90           8.49 - 9.47
                                             2008      5.16          0.45 - 0.90       (4.31) - (3.43)

  MSF BlackRock Diversified                  2012      2.28          0.00 - 0.90         11.36 - 12.38
     Investment Division                     2011      2.43          0.00 - 0.90           2.87 - 3.81
                                             2010      1.90          0.00 - 0.90           8.67 - 9.65
                                             2009      5.15          0.45 - 0.90         16.25 - 17.30
                                             2008      2.81          0.45 - 0.90     (25.47) - (20.65)

  MSF BlackRock Large Cap Value              2012      1.63          0.00 - 0.90         13.25 - 14.28
     Investment Division                     2011      1.11          0.00 - 0.90           1.43 - 2.35
                                             2010      1.05          0.00 - 0.90           8.24 - 9.22
                                             2009      1.58                 0.90         10.22 - 11.21
                                             2008      0.82                 0.90     (35.46) - (30.94)

  MSF BlackRock Legacy Large Cap             2012      0.31          0.00 - 0.90         13.34 - 14.37
     Growth Investment Division              2011      0.19          0.00 - 0.90       (9.76) - (8.94)
                                             2010      0.23          0.00 - 0.90         18.75 - 19.82
                                             2009      0.62                 0.90         35.56 - 36.79
                                             2008      0.43                 0.90     (37.07) - (34.56)

  MSF BlackRock Money Market                 2012        --          0.00 - 0.90         (0.90) - 0.00
     Investment Division                     2011        --          0.00 - 0.90         (0.89) - 0.00
                                             2010      0.01          0.00 - 0.90         (0.89) - 0.01
                                             2009      0.45                 0.90         (0.48) - 0.42
                                             2008      2.81                 0.90           1.92 - 2.84

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                 AS OF DECEMBER 31
                                                  -----------------------------------------------
                                                                    UNIT VALUE
                                                                     LOWEST TO           NET
                                                      UNITS         HIGHEST ($)      ASSETS ($)
                                                   -----------   -----------------  -------------
  MSF Davis Venture Value Investment         2012    1,511,861       14.11 - 46.62     58,219,352
     Division                                2011    1,569,723       12.50 - 41.31     53,650,792
                                             2010    1,632,869       13.03 - 43.04     57,910,618
                                             2009    1,661,533       11.63 - 38.43     52,773,242
                                             2008    1,580,625        8.81 - 29.12     38,001,762

  MSF FI Value Leaders Investment            2012      469,261       11.38 - 37.48      6,748,157
     Division                                2011      489,548        9.83 - 32.38      6,065,829
                                             2010      493,819       10.47 - 34.50      6,488,932
                                             2009      478,934        9.14 - 30.11      5,481,161
                                             2008      451,406        7.50 - 24.71      4,225,438

  MSF Jennison Growth Investment             2012    1,151,518        7.50 - 16.55     17,774,611
     Division                                2011    1,066,474        6.47 - 14.29     14,166,486
                                             2010    1,234,658        6.44 - 14.22     15,408,401
                                             2009    1,148,604        5.77 - 12.74     13,473,347
                                             2008    1,170,101         4.12 - 9.10      9,813,769

  MSF Loomis Sayles Small Cap Core           2012       88,479      18.49 - 409.49     18,836,597
     Investment Division                     2011       95,949      16.14 - 357.46     17,443,984
                                             2010      115,539      16.04 - 355.36     18,282,784
                                             2009      116,312      12.58 - 278.66     14,825,414
                                             2008      116,157       9.66 - 213.94     11,034,259

  MSF Loomis Sayles Small Cap                2012      569,420       12.93 - 14.36      8,095,037
     Growth Investment Division              2011      639,754       11.74 - 12.92      8,179,779
                                             2010      597,616       11.50 - 12.54      7,430,441
                                             2009      592,149         8.22 - 9.52      5,593,368
                                             2008      579,322         5.93 - 7.33      4,206,928

  MSF Met/Artisan Mid Cap Value              2012      188,777      20.91 - 299.35     50,145,783
     Investment Division                     2011      187,483      18.74 - 267.60     47,188,989
                                             2010      222,836      17.60 - 250.67     46,601,141
                                             2009      191,339      35.18 - 217.89     41,071,915
                                             2008      196,801      24.85 - 153.92     29,975,616

  MSF MetLife Conservative                   2012      330,868      14.29 - 150.19      5,385,935
     Allocation Investment Division          2011      293,962      13.17 - 137.56      4,371,255
                                             2010      281,025      12.84 - 133.23      4,036,496
                                             2009      179,332      11.74 - 121.06      2,188,237
                                             2008      133,696        9.82 - 10.14      1,350,130

  MSF MetLife Conservative to                2012      548,694      14.12 - 148.28      8,676,630
     Moderate Allocation Investment          2011      491,119      12.75 - 133.03      6,564,562
     Division                                2010      523,187      12.70 - 131.65      6,925,701
                                             2009      443,689      11.47 - 118.05      5,262,543
                                             2008      336,506         9.33 - 9.64      3,218,477

  MSF MetLife Mid Cap Stock Index            2012    2,971,386       21.35 - 23.88     69,807,817
     Investment Division                     2011    3,140,839       18.32 - 20.31     62,847,615
                                             2010    3,223,737       18.84 - 20.70     65,796,062
                                             2009    3,313,158       14.93 - 16.39     53,691,851
                                             2008    3,450,115       10.90 - 11.97     40,733,135

                                                            FOR THE YEAR ENDED DECEMBER 31
                                                  ----------------------------------------------------
                                                   INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                      INCOME          LOWEST TO           LOWEST TO
                                                     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                  --------------  ----------------   -----------------
  MSF Davis Venture Value Investment         2012       0.83         0.00 - 0.90         11.85 - 12.86
     Division                                2011       1.15         0.00 - 0.90       (4.89) - (4.03)
                                             2010       1.00         0.00 - 0.90         11.00 - 12.00
                                             2009       1.57                0.90         30.80 - 31.99
                                             2008       1.34                0.90     (39.89) - (37.59)

  MSF FI Value Leaders Investment            2012       1.21         0.00 - 0.90         14.72 - 15.77
     Division                                2011       1.10         0.00 - 0.90       (6.99) - (6.15)
                                             2010       1.56         0.00 - 0.90         13.54 - 14.56
                                             2009       2.80                0.90         20.75 - 21.85
                                             2008       1.93                0.90     (39.49) - (34.25)

  MSF Jennison Growth Investment             2012       0.22         0.00 - 0.90         14.74 - 15.78
     Division                                2011       0.28         0.00 - 0.90         (0.39) - 0.51
                                             2010       0.59         0.00 - 0.90         10.63 - 11.66
                                             2009       0.19                0.90         38.73 - 39.99
                                             2008       2.43                0.90     (37.00) - (26.98)

  MSF Loomis Sayles Small Cap Core           2012         --         0.00 - 0.90         13.52 - 14.55
     Investment Division                     2011       0.11         0.00 - 0.90         (0.31) - 0.59
                                             2010       0.09         0.00 - 0.90         26.38 - 27.53
                                             2009       0.28                0.90         29.08 - 30.25
                                             2008         --                0.90     (36.47) - (30.05)

  MSF Loomis Sayles Small Cap                2012         --         0.00 - 0.90         10.19 - 11.19
     Growth Investment Division              2011         --         0.00 - 0.90           2.06 - 2.98
                                             2010         --         0.00 - 0.90         30.53 - 31.71
                                             2009         --                0.90         28.77 - 38.63
                                             2008         --                0.90     (41.67) - (36.32)

  MSF Met/Artisan Mid Cap Value              2012       0.99         0.00 - 0.90         10.86 - 11.86
     Investment Division                     2011       0.95         0.00 - 0.90           5.80 - 6.76
                                             2010       0.74         0.00 - 0.90          7.99 - 15.04
                                             2009       1.13                0.90         40.30 - 41.56
                                             2008       0.37                0.90     (46.49) - (42.81)

  MSF MetLife Conservative                   2012       2.97         0.00 - 0.90           8.50 - 9.49
     Allocation Investment Division          2011       2.46         0.00 - 0.90           2.55 - 3.48
                                             2010       3.52         0.00 - 0.90          9.35 - 10.34
                                             2009       3.20                0.90         19.65 - 20.73
                                             2008       1.41                0.90     (14.87) - (13.89)

  MSF MetLife Conservative to                2012       2.88         0.00 - 0.90         10.73 - 11.74
     Moderate Allocation Investment          2011       2.28         0.00 - 0.90           0.37 - 1.28
     Division                                2010       3.39         0.00 - 0.90         10.78 - 11.78
                                             2009       3.27                0.90         22.89 - 24.00
                                             2008       1.34                0.90     (22.11) - (20.23)

  MSF MetLife Mid Cap Stock Index            2012       0.99         0.00 - 0.90         16.54 - 17.60
     Investment Division                     2011       0.90         0.00 - 0.90       (2.77) - (1.89)
                                             2010       0.99         0.00 - 0.90         25.15 - 26.28
                                             2009       1.81                0.90         35.77 - 36.99
                                             2008       1.41                0.90     (36.75) - (35.42)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                   AS OF DECEMBER 31
                                                    -----------------------------------------------
                                                                      UNIT VALUE
                                                                       LOWEST TO            NET
                                                        UNITS         HIGHEST ($)       ASSETS ($)
                                                    ------------   -----------------  -------------
  MSF MetLife Moderate Allocation             2012     3,085,848      13.74 - 144.51     45,401,738
     Investment Division                      2011     3,050,810      12.22 - 127.62     39,588,309
                                              2010     2,825,563      12.48 - 129.39     37,214,331
                                              2009     2,488,914      11.09 - 114.33     28,790,175
                                              2008     2,031,439        8.82 - 90.36     18,535,109

  MSF MetLife Moderate to Aggressive          2012     5,433,641       13.34 - 14.29     77,039,719
     Allocation Investment Division           2011     5,400,236       11.62 - 12.34     66,170,247
                                              2010     5,118,269      12.16 - 126.24     65,064,069
                                              2009     4,732,679      10.68 - 110.06     52,449,221
                                              2008     3,956,910         8.33 - 8.61     33,871,944

  MSF MetLife Stock Index Investment          2012    35,058,600       14.48 - 64.83    739,806,231
     Division                                 2011    36,301,700       12.50 - 56.01    668,626,167
                                              2010    36,664,506       12.28 - 55.00    671,751,965
                                              2009    36,924,505       10.69 - 47.90    597,707,546
                                              2008    36,120,853        8.47 - 37.94    472,610,929

  MSF MFS Total Return Investment             2012       523,594       14.32 - 75.73      8,143,436
     Division                                 2011       528,477       12.95 - 67.87      7,362,338
                                              2010       568,106       12.76 - 66.27      7,708,272
                                              2009       580,613       11.70 - 60.20      7,134,157
                                              2008       469,855        9.95 - 50.76      4,861,537

  MSF MFS Value Investment Division           2012     3,634,888       14.55 - 21.23     57,891,425
                                              2011     3,828,828       12.53 - 18.20     52,363,369
                                              2010     3,975,344       12.48 - 18.04     54,052,850
                                              2009     4,056,273       11.25 - 16.19     49,365,491
                                              2008     4,061,727        9.35 - 13.40     41,012,912

  MSF MSCI EAFE Index Investment              2012     4,738,737       11.42 - 16.34     68,221,885
     Division                                 2011     4,910,651        9.74 - 13.81     59,759,550
                                              2010     4,717,340       11.23 - 15.78     65,367,829
                                              2009     4,618,467       10.47 - 14.59     58,913,857
                                              2008     4,548,869        8.21 - 11.34     44,991,420

  MSF Neuberger Berman Genesis                2012     3,701,342       20.16 - 22.55     82,409,606
     Investment Division                      2011     3,915,596       18.49 - 20.50     79,279,066
                                              2010     4,111,864       17.63 - 19.37     78,718,096
                                              2009     4,279,459       14.59 - 15.93     67,433,059
                                              2008     4,285,033       12.90 - 14.08     59,706,219

  MSF Oppenheimer Global Equity               2012     1,769,256       22.75 - 26.22     41,848,339
     Investment Division                      2011     1,918,512       18.89 - 21.58     37,497,219
                                              2010     2,044,692       20.77 - 23.52     43,706,570
                                              2009     2,111,250       18.03 - 20.23     38,882,417
                                              2008     2,250,790       12.94 - 14.42     29,644,684

  MSF Russell 2000 Index Investment           2012     2,492,581       16.83 - 24.76     55,930,600
     Division                                 2011     2,653,125       14.59 - 21.28     51,171,784
                                              2010     2,808,600       15.35 - 22.19     56,596,227
                                              2009     2,972,133       12.21 - 17.49     47,243,288
                                              2008     2,979,566        9.77 - 13.88     37,446,370

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                    -----------------------------------------------------
                                                    INVESTMENT(1)   EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                       INCOME           LOWEST TO           LOWEST TO
                                                      RATIO (%)        HIGHEST (%)         HIGHEST (%)
                                                    -------------   ----------------    -----------------
  MSF MetLife Moderate Allocation             2012       2.48          0.00 - 0.90          12.45 - 13.47
     Investment Division                      2011       1.72          0.00 - 0.90        (2.02) - (1.14)
                                              2010       2.69          0.00 - 0.90          12.45 - 13.47
                                              2009       3.09                 0.90          25.71 - 26.84
                                              2008       1.08                 0.90      (29.06) - (26.51)

  MSF MetLife Moderate to Aggressive          2012       2.10          0.00 - 0.90          14.77 - 15.82
     Allocation Investment Division           2011       1.59          0.00 - 0.90        (4.42) - (3.55)
                                              2010       2.27          0.00 - 0.90          13.86 - 14.89
                                              2009       2.75                 0.90          28.27 - 29.43
                                              2008       0.84                 0.90      (35.55) - (32.36)

  MSF MetLife Stock Index Investment          2012       1.76          0.00 - 0.90          14.72 - 15.76
     Division                                 2011       1.66          0.00 - 0.90            0.93 - 1.84
                                              2010       1.75          0.00 - 0.90          13.79 - 14.82
                                              2009       2.70          0.45 - 0.90          25.11 - 26.26
                                              2008       1.94          0.45 - 0.90      (37.67) - (34.22)

  MSF MFS Total Return Investment             2012       2.81          0.00 - 0.90          10.58 - 11.58
     Division                                 2011       2.71          0.00 - 0.90            1.50 - 2.42
                                              2010       3.01          0.00 - 0.90           9.09 - 10.08
                                              2009       4.19                 0.90          17.54 - 18.60
                                              2008       3.50                 0.90      (22.84) - (20.13)

  MSF MFS Value Investment Division           2012       1.92          0.00 - 0.90          15.60 - 16.65
                                              2011       1.56          0.00 - 0.90          (0.05) - 0.85
                                              2010       1.43          0.00 - 0.90          10.43 - 11.42
                                              2009         --          0.45 - 0.90          19.74 - 20.82
                                              2008       1.91          0.45 - 0.90      (34.05) - (17.37)

  MSF MSCI EAFE Index Investment              2012       3.07          0.00 - 0.90          17.26 - 18.33
     Division                                 2011       2.43          0.00 - 0.90      (13.28) - (12.50)
                                              2010       2.68          0.00 - 0.90            7.22 - 8.19
                                              2009       4.28          0.45 - 0.90          27.52 - 28.67
                                              2008       2.87          0.45 - 0.90      (42.58) - (40.15)

  MSF Neuberger Berman Genesis                2012       0.37          0.00 - 0.90           9.04 - 10.03
     Investment Division                      2011       0.74          0.00 - 0.90            4.85 - 5.80
                                              2010       0.51          0.00 - 0.90          20.49 - 21.58
                                              2009       1.12                 0.90          12.14 - 13.15
                                              2008       0.54                 0.90      (38.96) - (35.81)

  MSF Oppenheimer Global Equity               2012       1.64          0.00 - 0.90          20.42 - 21.52
     Investment Division                      2011       1.98          0.00 - 0.90        (9.05) - (8.24)
                                              2010       1.54          0.00 - 0.90          15.19 - 16.23
                                              2009       2.57          0.45 - 0.90          39.06 - 40.31
                                              2008       2.15          0.45 - 0.90      (40.90) - (37.34)

  MSF Russell 2000 Index Investment           2012       1.15          0.00 - 0.90          15.30 - 16.35
     Division                                 2011       1.05          0.00 - 0.90        (4.96) - (4.10)
                                              2010       1.10          0.00 - 0.90          25.78 - 26.92
                                              2009       2.05          0.45 - 0.90          24.88 - 26.01
                                              2008       1.26          0.45 - 0.90      (34.09) - (30.11)

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                               -------------------------------------------
                                                               UNIT VALUE
                                                                LOWEST TO          NET
                                                  UNITS        HIGHEST ($)     ASSETS ($)
                                               -----------   ---------------  ------------
  MSF T. Rowe Price Large Cap Growth     2012    2,902,055     12.65 - 20.21    49,402,465
     Investment Division                 2011    2,954,760     10.73 - 16.99    42,317,336
                                         2010    3,148,378     10.95 - 17.18    45,775,087
                                         2009    3,409,767      9.44 - 14.68    42,520,597
                                         2008    3,522,287      6.64 - 10.23    30,702,575

  MSF T. Rowe Price Small Cap Growth     2012    3,660,384     23.20 - 27.18    93,411,008
     Investment Division                 2011    3,938,724     20.15 - 23.40    86,825,771
                                         2010    4,055,742     19.98 - 22.99    88,004,866
                                         2009    4,272,691     14.95 - 17.11    68,810,021
                                         2008    4,498,247     10.85 - 12.37    52,291,217

  MSF Van Eck Global Natural             2012          319            167.46        53,423
     Resources Investment Division       2011           81            162.89        13,179
     (Commenced 5/2/2011)

  MSF Western Asset Management           2012    1,037,022     22.40 - 39.30    25,456,035
     Strategic Bond Opportunities        2011    1,068,823     20.28 - 35.25    23,536,888
     Investment Division                 2010    1,145,809     19.28 - 33.21    23,786,502
                                         2009    1,115,618     17.25 - 29.46    20,580,082
                                         2008    1,106,833     13.17 - 22.28    15,464,462

  MSF Western Asset Management           2012      936,357     16.15 - 24.71    16,622,548
     U.S. Government Investment          2011      957,065     15.77 - 23.91    16,435,798
     Division                            2010    1,021,769     15.08 - 22.66    16,633,651
                                         2009    1,063,071     14.38 - 21.41    16,359,270
                                         2008    1,059,598     13.91 - 20.52    15,636,881

  PIMCO VIT All Asset Investment         2012       10,325             12.78       131,919
     Division (Commenced 5/2/2011)       2011        8,649             11.12        96,138

  PIMCO VIT Long-Term U.S.               2012        1,968             15.30        30,108
     Government Investment Division
     (Commenced 5/4/2009 and began
     transactions in 2012)

  PIMCO VIT Low Duration                 2012       79,088             12.46       985,514
     Investment Division                 2011       80,364             11.77       946,008
     (Commenced 5/4/2009)                2010       65,497             11.64       762,531
                                         2009       66,450             11.06       734,746

  Pioneer VCT Emerging Markets           2012       33,221             20.26       673,079
     Investment Division                 2011       22,116             18.14       401,298
     (Commenced 4/28/2008)               2010       41,431             23.75       984,166
                                         2009       37,577             20.55       772,123
                                         2008       13,031             11.81       153,859

  Pioneer VCT Mid Cap Value              2012        3,389             45.30       153,545
     Investment Division                 2011        3,306             40.77       134,780
     (Commenced 4/28/2008 and began      2010        2,302             43.21        99,478
     transactions in 2009)               2009          586             36.55        21,403

                                                       FOR THE YEAR ENDED DECEMBER 31
                                               ------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                  INCOME          LOWEST TO        LOWEST TO
                                                 RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------------  ---------------- ----------------
  MSF T. Rowe Price Large Cap Growth     2012       0.12        0.00 - 0.90       17.90 - 18.97
     Investment Division                 2011       0.09        0.00 - 0.90     (1.99) - (1.11)
                                         2010       0.27        0.00 - 0.90       16.00 - 17.05
                                         2009       0.63               0.90       42.15 - 43.44
                                         2008       0.59               0.90   (41.89) - (38.27)

  MSF T. Rowe Price Small Cap Growth     2012         --        0.00 - 0.90       15.13 - 16.18
     Investment Division                 2011         --        0.00 - 0.90         0.86 - 1.77
                                         2010         --        0.00 - 0.90       33.69 - 34.90
                                         2009       0.35        0.45 - 0.90       37.72 - 38.97
                                         2008         --        0.45 - 0.90   (36.76) - (33.41)

  MSF Van Eck Global Natural             2012         --               0.00                2.80
     Resources Investment Division       2011         --               0.00             (22.34)
     (Commenced 5/2/2011)

  MSF Western Asset Management           2012       3.61        0.00 - 0.90       10.49 - 11.50
     Strategic Bond Opportunities        2011       5.05        0.00 - 0.90         5.19 - 6.14
     Investment Division                 2010       6.04        0.00 - 0.90       11.72 - 12.73
                                         2009       6.60               0.90       31.04 - 32.22
                                         2008       4.07               0.90   (15.76) - (14.42)

  MSF Western Asset Management           2012       2.09        0.00 - 0.90         2.44 - 3.37
     U.S. Government Investment          2011       1.49        0.00 - 0.90         4.56 - 5.51
     Division                            2010       2.70        0.00 - 0.90         4.86 - 5.81
                                         2009       4.49               0.90         3.40 - 4.33
                                         2008       4.27               0.90     (1.23) - (0.36)

  PIMCO VIT All Asset Investment         2012       5.69               0.00               10.96
     Division (Commenced 5/2/2011)       2011       3.04               0.00              (3.47)

  PIMCO VIT Long-Term U.S.               2012       0.76               0.00                5.45
     Government Investment Division
     (Commenced 5/4/2009 and began
     transactions in 2012)

  PIMCO VIT Low Duration                 2012       1.91               0.00                5.86
     Investment Division                 2011       1.68               0.00                1.11
     (Commenced 5/4/2009)                2010       1.62               0.00                5.29
                                         2009       1.55               0.00               10.57

  Pioneer VCT Emerging Markets           2012       0.24               0.00               11.66
     Investment Division                 2011         --               0.00             (23.62)
     (Commenced 4/28/2008)               2010       0.33               0.00               15.61
                                         2009       0.96               0.00               74.02
                                         2008         --               0.00             (55.11)

  Pioneer VCT Mid Cap Value              2012       1.05               0.00               11.11
     Investment Division                 2011       0.87               0.00              (5.64)
     (Commenced 4/28/2008 and began      2010       1.08               0.00               18.22
     transactions in 2009)               2009         --               0.00               25.58

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                             AS OF DECEMBER 31
                                                -------------------------------------------
                                                                UNIT VALUE
                                                                 LOWEST TO          NET
                                                   UNITS        HIGHEST ($)     ASSETS ($)
                                                -----------   ---------------  ------------
  Royce Micro-Cap Investment              2012       21,685             17.16       372,006
     Division (Commenced 11/10/2008       2011       19,473             15.94       310,463
     and began transactions in 2010)      2010       19,226             18.14       348,709

  Royce Small-Cap Investment              2012       33,234             16.30       541,872
     Division (Commenced 11/10/2008       2011       52,075             14.49       754,742
     and began transactions in 2009)      2010       26,235             14.99       393,142
                                          2009        4,703             12.43        58,471

  UIF Emerging Markets Debt               2012       33,059             35.77     1,182,598
     Investment Division                  2011       13,883             30.33       420,998
     (Commenced 11/10/2008                2010          259             28.33         7,343
     and began transactions in 2009)      2009          223             25.82         5,747

  UIF Emerging Markets Equity             2012       69,412             14.90     1,033,944
     Investment Division                  2011       43,435             12.42       539,388
     (Commenced 11/10/2008                2010       13,018             15.18       197,669
     and began transactions in 2009)      2009          442             12.76         5,643

  Wells Fargo VT Total Return Bond        2012       29,620             16.51       489,060
     Investment Division                  2011        8,689             15.56       135,214
                                          2010       75,281             14.37     1,081,415
                                          2009       39,845             13.42       534,737
                                          2008       15,329             11.98       183,674

                                                        FOR THE YEAR ENDED DECEMBER 31
                                                -------------------------------------------------
                                                INVESTMENT(1) EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME         LOWEST TO          LOWEST TO
                                                  RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                ------------- ----------------   ----------------
  Royce Micro-Cap Investment              2012        --                0.00                 7.60
     Division (Commenced 11/10/2008       2011      2.46                0.00              (12.10)
     and began transactions in 2010)      2010      3.02                0.00                29.96

  Royce Small-Cap Investment              2012      0.09                0.00                12.50
     Division (Commenced 11/10/2008       2011      0.36                0.00               (3.28)
     and began transactions in 2009)      2010      0.14                0.00                20.52
                                          2009        --                0.00                35.20

  UIF Emerging Markets Debt               2012      2.41                0.00                17.96
     Investment Division                  2011      3.50                0.00                 7.03
     (Commenced 11/10/2008                2010      4.24                0.00                 9.74
     and began transactions in 2009)      2009      2.19                0.00                30.21

  UIF Emerging Markets Equity             2012        --                0.00                19.95
     Investment Division                  2011      0.35                0.00              (18.22)
     (Commenced 11/10/2008                2010      0.57                0.00                19.02
     and began transactions in 2009)      2009        --                0.00                69.84

  Wells Fargo VT Total Return Bond        2012      1.38                0.00                 6.11
     Investment Division                  2011      2.74                0.00                 8.33
                                          2010      3.35                0.00                 7.04
                                          2009      4.42                0.00                12.00
                                          2008      4.82                0.00                 2.41

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series, in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized policy expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment
   Division.

                         EQUITY ADVANTAGE VUL AND ULII

             FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                APRIL 29, 2013


   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to (a) for Equity Advantage VUL Policies, the prospectus dated April 28, 2008, as supplemented, and (b) for ULII Policies the prospectus dated May 1, 2003, as supplemented, and should be read in conjunction therewith. A copy of the prospectus for Equity Advantage VUL and the prospectus for ULII may be obtained by writing to MetLife, P.O. Box 543, Warwick, RI 02887-0543. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

                                     SAI-1

                               TABLE OF CONTENTS


            The Company and the Separate Account.............. SAI-3
            Distribution of the Policies...................... SAI-3
               Commissions on Equity Advantage VUL Policies... SAI-3
               Commissions on ULII Policies................... SAI-3
            Income Plans...................................... SAI-4
            Potential Conflicts of Interest................... SAI-4
            Limits to MetLife's Right to Challenge the Policy. SAI-4
            Misstatement of Age or Sex........................ SAI-4
            Reports........................................... SAI-4
            Personalized Illustrations........................ SAI-5
            Independent Auditors.............................. SAI-6
            Financial Statements.............................. SAI-6


                                     SAI-2

                     THE COMPANY AND THE SEPARATE ACCOUNT

   MetLife is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166. MetLife was formed under the laws of New York State in 1868. MetLife, Inc., through its subsidiaries and affiliates, provides insurance and other financial services to individual and group customers.

   We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

                         DISTRIBUTION OF THE POLICIES

   MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Policies. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Policies were sold through licensed life insurance sales representatives associated with MetLife Securities, Inc. ("MSI"), our affiliate, or with our other affiliated broker-dealers, New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. MSI and our other affiliated broker-dealers are registered with the SEC as broker-dealers under the 34 Act and are also members of FINRA. The Policies may also have been sold through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC entered into a selling agreement.

   The UL II Policies were no longer sold after December 31, 2000. Beginning January 1, 2009, the Equity Advantage VUL Policies were no longer sold.

COMMISSIONS ON EQUITY ADVANTAGE VUL POLICIES

   MLIDC received sales compensation with respect to the Policies in the following amounts.


                                              AGGREGATE AMOUNT OF
                                              COMMISSIONS RETAINED
                          AGGREGATE AMOUNT OF BY DISTRIBUTOR AFTER
                          COMMISSIONS PAID TO PAYMENTS TO SELLING
             FISCAL YEAR      DISTRIBUTOR            FIRMS
             -----------  ------------------- --------------------
                2012.....     $5,257,823               $0
                2011.....     $7,151,502               $0
                2010.....     $9,436,913               $0


   The calculation of maximum commissions payable for the Equity Advantage VUL Policies is described in the prospectus.

COMMISSIONS ON ULII POLICIES

   MLIDC received sales compensation with respect to the Policies in the following amounts.


                                              AGGREGATE AMOUNT OF
                                              COMMISSIONS RETAINED
                          AGGREGATE AMOUNT OF BY DISTRIBUTOR AFTER
                          COMMISSIONS PAID TO PAYMENTS TO SELLING
             FISCAL YEAR      DISTRIBUTOR            FIRMS
             -----------  ------------------- --------------------
                2012.....      $723,714                $0
                2011.....      $789,223                $0
                2010.....      $869,203                $0


                                     SAI-3

   The calculation of maximum commissions payable for the ULII Policies is described in the prospectus for ULII.

                                 INCOME PLANS

   Generally, you can receive the Policy's insurance proceeds, amounts payable at the Final Date or amounts paid upon surrender under an income plan instead of in a lump sum. Before you choose an income plan you should consider:

.. The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

.. That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.

.. The rates of return that we credit under these plans are not based on the performance of any of the Portfolios.

   Generally, we currently make the following income plans available:

             .  Interest income         .  Installment Income for
                                           a Stated Period
             .  Installment Income for  .  Single Life
                a Stated Amount            Income-Guaranteed
                                           Payment Period
             .  Joint and Survivor      .  Single Life
                Life Income                Income-Guaranteed
                                           Return

                        POTENTIAL CONFLICTS OF INTEREST

   The Portfolio's Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Investment Division from the Portfolio(s), if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.

               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY

   We will not contest your Policy after two Policy years from issue or reinstatement (excluding riders added later). We will not contest an increase in a death benefit after it has been in effect for two years.

                          MISSTATEMENT OF AGE OR SEX

   We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in the Policy application.

                                    REPORTS

   Generally, you will promptly receive statements confirming your significant transactions such as:

..  Change in specified face amount.

..  Change in death benefit options.

                                     SAI-4

..  Changes in guarantees.

..  Transfers among investment divisions (including those through Automated
   Investment Strategies, which are confirmed quarterly).

..  Partial withdrawals.

..  Loan amounts you request.

..  Loan repayments and premium payments.

   If your premium payments are made through preauthorized checking arrangement or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.

   We will also send you an annual statement within 30 days after a Policy year. The statement will summarize the year's transactions and include information on:

..  Deductions and charges.

..  Status of the death benefit.

..  Cash and cash surrender values.

..  Amounts in the investment divisions and Fixed Account.

..  Status of Policy loans.

..  Automatic loans to pay interest.

..  Information on your modified endowment contract status (if applicable).

   We will also send you a Fund's annual and semi-annual reports to shareholders.

                               PERFORMANCE DATA

   We may provide information concerning the historical investment experience of the investment divisions, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Portfolios. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and mortality and expense risk charges, which can significantly reduce the return to the Policy Owner, are not reflected in these rates. The rates of return reflect only the fees and expenses of the underlying Portfolios. The net rates of return show performance from the inception of the Portfolios, which in some instances, may precede the inception date of the corresponding investment division.

                          PERSONALIZED ILLUSTRATIONS

   We may provide personalized illustrations showing how the Policies work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit, cash surrender value, and cash value could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit option. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.

                                     SAI-5

   The illustrated death benefit, cash surrender value, and cash value for a hypothetical Policy would be different, either higher or lower, from the amounts shown in the illustration if the actual gross rates of return averaged the gross rates of return upon which the illustration is based, but varied above and below the average during the period, or if premiums were paid in other amounts or at other than annual intervals. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown in particular illustrations even if the average rate of return is realized.

   Illustrations may also show the internal rate of return on the cash surrender value and the death benefit. The internal rate of return on the cash surrender value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the cash surrender value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. Illustrations may also show values based on the historical performance of the investment divisions of the Separate Account.


                             INDEPENDENT AUDITORS

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012 and the Company's reorganization of its segments in 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


   The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                             FINANCIAL STATEMENTS

   The financial statements of MetLife are attached to this Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                                     SAI-6

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated financial statements of Metropolitan Life Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the three years in the period ended
December 31, 2012, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and its subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1, the Company changed its method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012. In addition, as discussed in Note 2, the Company reorganized its segments in 2012. Our opinion is not modified with respect to these matters.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
April 2, 2013

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2012 and 20110

                (In millions, except share and per share data)

                                                                                                     2012         2011
                                                                                                 ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $164,757 and $154,376, respectively; includes $170 and $0, respectively, relating to
   variable interest entities).................................................................. $    183,676 $    168,178
 Equity securities available-for-sale, at estimated fair value (cost: $1,541 and $1,379,
   respectively)................................................................................        1,499        1,278
 Trading and fair value option securities, at estimated fair value (includes $659 and $473, respectively, of actively traded securities; and $41 and $117, respectively, relating to
   variable interest entities)..................................................................          752          697
 Mortgage loans (net of valuation allowances of $304 and $393, respectively)....................       44,657       43,880
 Policy loans...................................................................................        8,364        8,314
 Real estate and real estate joint ventures (includes $10 and $15, respectively, relating to
   variable interest entities)..................................................................        6,837        5,891
 Other limited partnership interests (includes $165 and $152, respectively, relating to
   variable interest entities)..................................................................        4,508        4,334
 Short-term investments, principally at estimated fair value....................................        6,881        6,140
 Other invested assets, principally at estimated fair value (includes $81 and $98,
   respectively, relating to variable interest entities)........................................       12,479       12,478
                                                                                                 ------------ ------------
   Total investments............................................................................      269,653      251,190
Cash and cash equivalents, principally at estimated fair value (includes $31 and $70,
 respectively, relating to variable interest entities)..........................................        1,401        2,089
Accrued investment income (includes $2 and $1, respectively, relating to variable interest
 entities)......................................................................................        2,242        2,219
Premiums, reinsurance and other receivables (includes $4 and $10, respectively, relating to
 variable interest entities)....................................................................       24,721       27,981
Deferred policy acquisition costs and value of business acquired................................        5,832        6,341
Other assets (includes $4 and $4, respectively, relating to variable interest entities).........        4,444        4,233
Separate account assets.........................................................................      120,971      106,678
                                                                                                 ------------ ------------
   Total assets................................................................................. $    429,264 $    400,731
                                                                                                 ============ ============
Liabilities and Equity
Liabilities
Future policy benefits.......................................................................... $    113,986 $    109,333
Policyholder account balances...................................................................       94,716       88,856
Other policy-related balances...................................................................        5,663        5,876
Policyholder dividends payable..................................................................          610          659
Policyholder dividend obligation................................................................        3,828        2,919
Payables for collateral under securities loaned and other transactions..........................       22,461       20,280
Short-term debt.................................................................................          100          101
Long-term debt (includes $124 and $116, respectively, at estimated fair value, relating to
 variable interest entities)....................................................................        2,345        2,248
Current income tax payable......................................................................          161          123
Deferred income tax liability (includes $2 and $0, respectively, at estimated fair value,
 relating to variable interest entities)........................................................        3,036        2,324
Other liabilities (includes $22 and $42, respectively, relating to variable interest entities)..       33,941       36,614
Separate account liabilities....................................................................      120,971      106,678
                                                                                                 ------------ ------------
   Total liabilities............................................................................      401,818      376,011
                                                                                                 ------------ ------------
Contingencies, Commitments and Guarantees (Note 17)
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares
   issued and outstanding at December 31, 2012 and 2011.........................................            5            5
 Additional paid-in capital.....................................................................       14,510       14,506
 Retained earnings..............................................................................        8,631        6,973
 Accumulated other comprehensive income (loss)..................................................        4,008        3,054
                                                                                                 ------------ ------------
   Total Metropolitan Life Insurance Company stockholder's equity...............................       27,154       24,538
Noncontrolling interests........................................................................          292          182
                                                                                                 ------------ ------------
   Total equity.................................................................................       27,446       24,720
                                                                                                 ------------ ------------
   Total liabilities and equity................................................................. $    429,264 $    400,731
                                                                                                 ============ ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                         2012       2011       2010
                                                                      ---------- ---------- ----------
Revenues
Premiums............................................................. $   19,880 $   18,288 $   18,519
Universal life and investment-type product policy fees...............      2,239      2,202      2,075
Net investment income................................................     11,852     11,615     11,581
Other revenues.......................................................      1,730      1,808      1,725
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......      (214)      (244)      (510)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................         22         17        150
 Other net investment gains (losses).................................      (138)        359        190
                                                                      ---------- ---------- ----------
   Total net investment gains (losses)...............................      (330)        132      (170)
 Net derivative gains (losses).......................................        675      1,578      (266)
                                                                      ---------- ---------- ----------
     Total revenues..................................................     36,046     35,623     33,464
                                                                      ---------- ---------- ----------
Expenses
Policyholder benefits and claims.....................................     22,269     20,681     20,707
Interest credited to policyholder account balances...................      2,390      2,372      2,523
Policyholder dividends...............................................      1,295      1,355      1,443
Other expenses.......................................................      6,394      6,471      6,282
                                                                      ---------- ---------- ----------
     Total expenses..................................................     32,348     30,879     30,955
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations before provision for income
  tax................................................................      3,698      4,744      2,509
Provision for income tax expense (benefit)...........................      1,055      1,460        769
                                                                      ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax..........      2,643      3,284      1,740
Income (loss) from discontinued operations, net of income tax........         40         61         31
                                                                      ---------- ---------- ----------
 Net income (loss)...................................................      2,683      3,345      1,771
Less: Net income (loss) attributable to noncontrolling interests.....          2        (8)        (3)
                                                                      ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $    2,681 $    3,353 $    1,774
                                                                      ========== ========== ==========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Comprehensive Income
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                       2012       2011       2010
                                                                    ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company.......................................................... $    2,681 $    3,353 $    1,774
Net income (loss) attributable to noncontrolling interests.........          2        (8)        (3)
                                                                    ---------- ---------- ----------
Net income (loss)..................................................      2,683      3,345      1,771
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets......      2,502      2,567      4,470
 Unrealized gains (losses) on derivatives..........................      (241)      1,203        182
 Foreign currency translation adjustments..........................       (30)          6       (29)
 Defined benefit plans adjustment..................................      (766)      (671)        161
                                                                    ---------- ---------- ----------
 Other comprehensive income (loss), before income tax..............      1,465      3,105      4,784
 Income tax (expense) benefit related to items of other
   comprehensive income (loss).....................................      (511)    (1,074)    (1,676)
                                                                    ---------- ---------- ----------
 Other comprehensive income (loss), net of income tax..............        954      2,031      3,108
                                                                    ---------- ---------- ----------
Comprehensive income (loss)........................................      3,637      5,376      4,879
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax......................................          2        (8)          3
                                                                    ---------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company, excluding cumulative effect of change in
  accounting principle.............................................      3,635      5,384      4,876
Cumulative effect of change in accounting principle, net of income
  tax..............................................................         --         --         10
                                                                    ---------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company................................................ $    3,635 $    5,384 $    4,886
                                                                    ========== ========== ==========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
                     For the Year Ended December 31, 2012

                                 (In millions)




                                                      Additional
                                             Common    Paid-in    Retained
                                             Stock     Capital   Earnings
                                            -------  ----------- ----------
Balance at December 31, 2011............... $      5 $    14,506 $    6,973
Capital contributions from MetLife, Inc.
 (Note 13).................................                    3
Excess tax benefits related to stock-based
 compensation..............................                    1
Dividends on common stock..................                         (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                           2,681
Other comprehensive income (loss), net
 of income tax.............................
                                            -------- ----------- ----------
Balance at December 31, 2012............... $      5 $    14,510 $    8,631
                                            ======== =========== ==========

                                                 Accumulated Other Comprehensive Income (Loss)
                                            --------------------------------------------------------
                                                  Net                      Foreign       Defined             Total
                                              Unrealized    Other-Than-    Currency      Benefit       Metropolitan Life
                                              Investment     Temporary   Translation      Plans        Insurance Company
                                             Gains (Losses)  Impairments  Adjustments   Adjustment    Stockholder's Equity
                                            --------------- ------------ ------------ -------------- ---------------------
Balance at December 31, 2011...............  $      5,185   $      (317)   $    37    $      (1,851)     $      24,538
Capital contributions from MetLife, Inc.
 (Note 13).................................                                                                          3
Excess tax benefits related to stock-based
 compensation..............................                                                                          1
Dividends on common stock..................                                                                    (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                                                                      2,681
Other comprehensive income (loss), net
 of income tax.............................         1,312            159      (19)             (498)               954
                                            --------------- ------------ ------------ -------------- ---------------------
Balance at December 31, 2012...............  $      6,497   $      (158)   $    18    $      (2,349)     $      27,154
                                            =============== ============ ============ ============== =====================




                                             Noncontrolling   Total
                                               Interests       Equity
                                            --------------- -----------
Balance at December 31, 2011...............   $      182    $    24,720
Capital contributions from MetLife, Inc.
 (Note 13).................................                           3
Excess tax benefits related to stock-based
 compensation..............................                           1
Dividends on common stock..................                     (1,023)
Change in equity of noncontrolling
 interests.................................          108            108
Net income (loss)..........................            2          2,683
Other comprehensive income (loss), net
 of income tax.............................                         954
                                            --------------- -----------
Balance at December 31, 2012...............   $      292    $    27,446
                                            =============== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2011

                                 (In millions)





                                        Common      Additional    Retained
                                        Stock    Paid-in Capital Earnings
                                       -------   --------------- ---------
Balance at December 31, 2010......... $        5  $      14,445  $  4,941
Capital contributions from MetLife,
 Inc. (Note 13)......................                        50
Excess tax benefits related to stock-
 based compensation..................                        11
Dividends on common stock............                             (1,321)
Change in equity of noncontrolling
 interests...........................
Net income (loss)....................                               3,353
Other comprehensive income (loss),
 net of income tax...................
                                      ---------- --------------- ---------
Balance at December 31, 2011......... $        5  $      14,506  $  6,973
                                      ========== =============== =========

                                            Accumulated Other Comprehensive Income (Loss)
                                      ----------------------------------------------------------
                                            Net                      Foreign        Defined              Total
                                        Unrealized    Other-Than-    Currency       Benefit        Metropolitan Life
                                        Investment     Temporary   Translation       Plans         Insurance Company
                                       Gains (Losses)  Impairments  Adjustments    Adjustment     Stockholder's Equity
                                      --------------- ------------ ------------ ---------------- ---------------------
Balance at December 31, 2010.........  $      2,672   $      (254)  $      34   $        (1,429)    $        20,414
Capital contributions from MetLife,
 Inc. (Note 13)......................                                                                            50
Excess tax benefits related to stock-
 based compensation..................                                                                            11
Dividends on common stock............                                                                       (1,321)
Change in equity of noncontrolling
 interests...........................
Net income (loss)....................                                                                         3,353
Other comprehensive income (loss),
 net of income tax...................         2,513           (63)          3              (422)              2,031
                                      --------------- ------------ ------------ ---------------- ---------------------
Balance at December 31, 2011.........  $      5,185   $      (317)  $      37    $       (1,851)    $        24,538
                                      =============== ============ ============ ================ =====================




                                       Noncontrolling   Total
                                         Interests       Equity
                                      --------------- -----------
Balance at December 31, 2010.........  $        148   $    20,562
Capital contributions from MetLife,
 Inc. (Note 13)......................                          50
Excess tax benefits related to stock-
 based compensation..................                          11
Dividends on common stock............                     (1,321)
Change in equity of noncontrolling
 interests...........................            42            42
Net income (loss)....................           (8)         3,345
Other comprehensive income (loss),
 net of income tax...................                       2,031
                                      --------------- -----------
Balance at December 31, 2011.........  $        182   $    24,720
                                      =============== ===========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2010

                                 (In millions)




                                                      Additional
                                             Common    Paid-in    Retained
                                             Stock     Capital   Earnings
                                            -------  ----------- ----------
Balance at December 31, 2009............... $      5 $    14,438 $    4,817
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                         (1,009)
                                            -------- ----------- ----------
Balance at January 1, 2010.................        5      14,438      3,808
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                            (10)
Capital contributions from MetLife, Inc.
 (Note 13).................................                    3
Excess tax benefits related to stock-based
 compensation..............................                    4
Dividends on common stock..................                           (631)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                           1,774
Other comprehensive income (loss), net of
 income tax................................
                                            -------- ----------- ----------
Balance at December 31, 2010............... $      5 $    14,445 $    4,941
                                            ======== =========== ==========

                                                Accumulated Other Comprehensive Income (Loss)
                                            ------------------------------------------------------
                                                  Net                      Foreign      Defined            Total
                                              Unrealized    Other-Than-    Currency     Benefit      Metropolitan Life
                                              Investment     Temporary   Translation     Plans       Insurance Company
                                             Gains (Losses)  Impairments  Adjustments  Adjustment   Stockholder's Equity
                                            --------------- ------------ ------------ ------------ ---------------------
Balance at December 31, 2009...............   $    (265)     $    (341)  $        51  $    (1,527)    $        17,178
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....          (6)                         (1)                          (1,016)
                                              ----------     ----------  -----------  ------------    ---------------
Balance at January 1, 2010.................        (271)          (341)           50       (1,527)             16,162
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....           10                                                           --
Capital contributions from MetLife, Inc.
 (Note 13).................................                                                                         3
Excess tax benefits related to stock-based
 compensation..............................                                                                         4
Dividends on common stock..................                                                                     (631)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                                                                     1,774
Other comprehensive income (loss), net of
 income tax................................        2,933             87         (16)            98              3,102
                                            --------------- ------------ ------------ ------------ ---------------------
Balance at December 31, 2010...............   $    2,672     $    (254)  $        34  $    (1,429)    $        20,414
                                            =============== ============ ============ ============ =====================




                                             Noncontrolling  Total
                                               Interests      Equity
                                            --------------- ---------
Balance at December 31, 2009...............  $        291   $  17,469
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                   (1,016)
                                             ------------   ---------
Balance at January 1, 2010.................           291      16,453
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).....                        --
Capital contributions from MetLife, Inc.
 (Note 13).................................                         3
Excess tax benefits related to stock-based
 compensation..............................                         4
Dividends on common stock..................                     (631)
Change in equity of noncontrolling
 interests.................................         (146)       (146)
Net income (loss)..........................           (3)       1,771
Other comprehensive income (loss), net of
 income tax................................             6       3,108
                                            --------------- ---------
Balance at December 31, 2010...............  $        148   $  20,562
                                            =============== =========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                             2012        2011       2010
                                                                                          ----------- ---------- ----------
Cash flows from operating activities
Net income (loss)........................................................................ $     2,683 $    3,345 $    1,771
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Depreciation and amortization expenses.................................................         416        407        394
  Amortization of premiums and accretion of discounts associated with investments, net...       (698)      (683)      (709)
  (Gains) losses on investments and derivatives and from sales of businesses, net........       (188)    (1,735)        380
  (Income) loss from equity method investments, net of dividends or distributions........          42        269        116
  Interest credited to policyholder account balances.....................................       2,390      2,372      2,523
  Universal life and investment-type product policy fees.................................     (2,239)    (2,202)    (2,075)
  Change in trading and fair value option securities.....................................       (100)         20       (14)
  Change in accrued investment income....................................................          22         14      (117)
  Change in premiums, reinsurance and other receivables..................................       (422)      (208)      (377)
  Change in deferred policy acquisition costs and value of business acquired, net........         359        150        169
  Change in income tax...................................................................        (28)        527        727
  Change in other assets.................................................................         361        767        283
  Change in insurance-related liabilities and policy-related balances....................       1,915      2,587      2,469
  Change in other liabilities............................................................         170        726        684
  Other, net.............................................................................       (147)      (125)      (120)
                                                                                          ----------- ---------- ----------
Net cash provided by operating activities................................................       4,536      6,231      6,104
                                                                                          ----------- ---------- ----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.............................................................      52,889     53,325     49,828
   Equity securities.....................................................................         245        816        520
   Mortgage loans........................................................................       8,668      8,152      4,853
   Real estate and real estate joint ventures............................................         721      1,058        241
   Other limited partnership interests...................................................         585        754        383
  Purchases of:
   Fixed maturity securities.............................................................    (62,136)   (54,038)   (57,961)
   Equity securities.....................................................................       (393)      (278)      (157)
   Mortgage loans........................................................................     (9,448)   (10,443)    (5,820)
   Real estate and real estate joint ventures............................................     (1,447)      (980)      (539)
   Other limited partnership interests...................................................       (660)      (658)      (614)
  Cash received in connection with freestanding derivatives..............................         634      1,011        712
  Cash paid in connection with freestanding derivatives..................................       (443)      (695)      (920)
  Issuances of loans to affiliates.......................................................          --      (525)         --
  Net change in policy loans.............................................................        (50)       (44)      (171)
  Net change in short-term investments...................................................       (567)    (3,816)        841
  Net change in other invested assets....................................................       (791)      (562)        149
  Net change in property, equipment and leasehold improvements...........................        (71)      (104)      (138)
  Other, net.............................................................................          --          7        (7)
                                                                                          ----------- ---------- ----------
Net cash used in investing activities.................................................... $  (12,264) $  (7,020) $  (8,800)
                                                                                          ----------- ---------- ----------



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2012, 2011 and 2010

                                 (In millions)

                                                                                           2012        2011        2010
                                                                                        ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................ $    61,647 $    55,586 $    44,481
   Withdrawals.........................................................................    (56,373)    (57,078)    (43,381)
  Net change in payables for collateral under securities loaned and other transactions.       2,181       3,266       2,352
  Net change in short-term debt........................................................         (1)         (1)       (217)
  Long-term debt issued................................................................          79         110         188
  Long-term debt repaid................................................................        (81)     (1,411)       (324)
  Dividends on common stock............................................................     (1,023)     (1,151)       (232)
  Capital contribution.................................................................          --          47          --
  Other, net...........................................................................         611          25        (33)
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) financing activities....................................       7,040       (607)       2,834
                                                                                        ----------- ----------- -----------
Change in cash and cash equivalents....................................................       (688)     (1,396)         138
Cash and cash equivalents, beginning of year...........................................       2,089       3,485       3,347
                                                                                        ----------- ----------- -----------
Cash and cash equivalents, end of year................................................. $     1,401 $     2,089 $     3,485
                                                                                        =========== =========== ===========
Supplemental disclosures of cash flow information:
  Net cash paid for:
   Interest............................................................................ $       151 $       196 $       217
                                                                                        =========== =========== ===========
   Income tax.......................................................................... $       842 $       701 $       183
                                                                                        =========== =========== ===========
  Non-cash transactions:
   Purchase money mortgage loans on sales of real estate joint ventures................ $        -- $        -- $         2
                                                                                        =========== =========== ===========
   Capital contributions from MetLife, Inc............................................. $         3 $         3 $         3
                                                                                        =========== =========== ===========
   Dividends to MetLife, Inc........................................................... $        -- $       170 $       399
                                                                                        =========== =========== ===========
   Real estate and real estate joint ventures acquired in satisfaction of debt......... $       264 $       151 $        58
                                                                                        =========== =========== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities and employee benefit programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. See Note 2 for information on the reorganization of the Company's segments during 2012, which were retrospectively applied.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

Consolidation

  The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Discontinued Operations

  The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

  The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

Reclassifications

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. See "-- Adoption of New Accounting Pronouncements" for discussion of accounting pronouncements adopted in 2012, which were retrospectively applied.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            6
--------------------------------------------------------------------------------------------------------
Investments                                                                                            8
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            9
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                            10
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                              11
--------------------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                                15
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            16
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              17
--------------------------------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

  Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

  The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

  Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

  Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Non-participating and               Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Non-participating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See Note 5 for additional information on DAC and VOBA amortization.

  The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

  Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

Reinsurance

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

recognized immediately as a loss and are reported in the appropriate line item within the consolidated statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

  Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the consolidated balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the consolidated balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income

    Income on investments is reported within net investment income, unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value with a corresponding charge to earnings.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments for which the fair value option ("FVO") has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively Traded Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    FVO Securities include:

    . fixed maturity and equity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products; and
    . securities held by consolidated securitization entities ("CSEs") (former qualifying special purpose entities), with changes in estimated fair value subsequent to consolidation included in net investment gains (losses).

    Changes in estimated fair value of these securities subsequent to purchase are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting and valuation allowance policies that are applicable to all portfolio segments are presented below and policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest is accrued on the principal amount of the loan based on the loan's contractual interest rate, while amortization of premiums and discounts is recognized using the effective yield method. Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

    Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling financial interest. Equity method investment income is recognized as earned by the investee. The Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    The Company uses the cost method of accounting for investments in which it has virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards. The Company recognizes distributions on cost method investments as earned or received.

    In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for OTTI when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit partnerships derive their primary source of investment return in the form of income tax credits. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.
    . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Joint venture investments that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

  Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities, equity securities, and short-term investments, are loaned to third parties, primarily brokerage firms and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

commercial banks, and are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

Derivatives

  Freestanding Derivatives

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
                                         .  All derivatives held in relation
                                            to trading portfolios
-------------------------------------------------------------------------------

  Hedge Accounting

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

  The Company sells variable annuities and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

  Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

Fair Value

  Certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

Goodwill

  Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

Employee Benefit Plans

  The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  The Company recognizes the funded status of the projected pension benefit obligation ("PBO") for pension benefits and the accumulated pension benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains or losses, prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

  The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the consolidated balance sheets.

Income Tax

  Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated
U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Metropolitan Life Insurance Company and its includable subsidiaries participate in a tax sharing agreement with MetLife, Inc.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements.

Other Accounting Policies

  Stock-Based Compensation

  Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

  MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. The cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.7 billion at both December 31, 2012 and 2011. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $1.0 billion and $999 million at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $121 million, $118 million and $111 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $902 million and $1.6 billion at December 31, 2012 and 2011, respectively. Accumulated amortization of capitalized software was $611 million and $1.2 billion at December 31, 2012 and 2011, respectively. Related amortization expense was $143 million, $145 million and $132 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Other Revenues

  Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

  Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheet:

                                                           As Previously Reported     Adjustment          As Adjusted
                                                         ------------------------ ------------------- -------------------
                                                            December 31, 2011       December 31, 2011   December 31, 2011
                                                         ------------------------ ------------------- -------------------
                                                                                  (In millions)
Assets
  Other invested assets, principally at estimated fair
   value................................................   $             12,505   $              (27) $           12,478
  Deferred policy acquisition costs and value of
   business acquired (1)................................   $              7,779   $           (1,438) $            6,341
Liabilities
  Deferred income tax liability.........................   $              2,827   $             (503) $            2,324
Equity
  Retained earnings.....................................   $              8,077   $           (1,104) $            6,973
  Accumulated other comprehensive income (loss).........   $              2,912   $               142 $            3,054
  Total Metropolitan Life Insurance Company
   stockholder's equity.................................                 25,500                 (962)             24,538
  Total equity..........................................   $             25,682   $             (962) $           24,720

--------

(1)VOBA was not impacted by the adoption of this guidance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of operations:

                                        As Previously Reported        Adjustment              As Adjusted
                                      --------------------------- ------------------------ ------------------------
                                       Years Ended December 31,   Years Ended December 31, Years Ended December 31,
                                      --------------------------- ------------------------ ------------------------
                                            2011          2010       2011        2010          2011         2010
                                      ------------- -------------  ----------    -------   --------     --------
                                                               (In millions)
Revenues
  Net investment income.............. $  11,621 (1) $  11,586 (1) $      (6)    $   (5)    $11,615      $11,581
Expenses
  Other expenses..................... $       6,414 $       6,259 $       57    $    23    $ 6,471      $ 6,282
  Income (loss) from continuing
   operations before provision for
   income tax........................ $   4,807 (1) $   2,537 (1) $     (63)    $  (28)    $ 4,744      $ 2,509
  Provision for income tax expense
   (benefit)......................... $   1,479 (1) $     776 (1) $     (19)    $   (7)    $ 1,460      $   769
  Income (loss) from continuing
   operations, net of income tax..... $   3,328 (1) $   1,761 (1) $     (44)    $  (21)    $ 3,284      $ 1,740
  Net income (loss).................. $       3,389 $       1,792 $     (44)    $  (21)    $ 3,345      $ 1,771
  Net income (loss) attributable to
   Metropolitan Life Insurance
   Company........................... $       3,397 $       1,795 $     (44)    $  (21)    $ 3,353      $ 1,774

--------

(1)Amounts in the table above differ from the amounts previously reported in the consolidated statements of operations and comprehensive income due to the inclusion of the impact of discontinued real estate operations of $4 million ($6 million net investment income, net of $2 million income tax) and $5 million ($7 million net investment income, net of $2 million income tax) for the years ended December 31, 2011 and 2010, respectively.

  The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                  As Previously Reported          Adjustment               As Adjusted
                                                -------------------------- ------------------------ --------------------------
                                                 Years Ended December 31,  Years Ended December 31,  Years Ended December 31,
                                                -------------------------- ------------------------ --------------------------
                                                    2011          2010         2011        2010         2011          2010
                                                ------------- ------------ ------------ ----------- ------------- ------------
                                                                                (In millions)
Cash flows from operating activities
  Net income (loss)............................ $       3,389 $      1,792 $       (44) $      (21) $       3,345 $      1,771
  Change in deferred policy acquisition costs
   and value of business acquired, net......... $          94 $        147 $         56 $        22 $         150 $        169
  Change in income tax......................... $         547 $        735 $       (20) $       (8) $         527 $        727
Cash flows from investing activities
  Net change in other invested assets.......... $       (570) $        142 $          8 $         7 $       (562) $        149

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. In 2012, the Company proceeded to Step 1 of the two-step impairment analysis for all of the Company's reporting units. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's consolidated financial statements other than the expanded disclosures in Note 10.

  Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. As a result of the adoption of this guidance, the Company elected FVO for certain structured securities that were previously accounted for as fixed maturity securities. Upon adoption, the Company reclassified $50 million of securities from fixed maturity securities to trading and FVO securities. These securities had cumulative unrealized losses of $10 million, net of income tax, which was recognized as a cumulative effect adjustment to decrease retained earnings with a corresponding increase to AOCI as of July 1, 2010.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The revised consolidation guidance changed the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the qualitative VIE consolidation model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE is considered to be the primary beneficiary. The guidance requires a continuous reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  As a result of the adoption of the amended VIE consolidation guidance, the Company consolidated certain former QSPEs that were previously accounted for as equity security collateralized debt obligations. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $278 million of securities classified as trading and FVO securities and $232 million of

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

long-term debt based on estimated fair values at January 1, 2010 and de-recognized less than $1 million in equity securities. The consolidation also resulted in an increase in retained earnings of $30 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $15 million of net investment income on the consolidated assets, $15 million of interest expense in other expenses on the related long-term debt, and ($30) million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters--Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition the amendments require an entity to disclose the nature and amount of the obligation as well as other information about the obligations. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In January 2013, the FASB issued new guidance regarding comprehensive income (ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income), effective prospectively for fiscal years beginning after December 15, 2012. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In January 2013, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01")), effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The amendments in ASU 2013-01 clarify that the scope of ASU 2011-11 (as defined below), applies to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11")), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance will be applied retrospectively for all comparative periods presented. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of the guidance is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2. Segment Information

  As announced in November 2011, MetLife, Inc. reorganized its business into three broad geographic regions. As a result, during 2012, the Company reorganized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other. Prior period results have been revised in connection with these changes.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities include a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two businesses: Group and Voluntary & Worksite. Group insurance products and services include variable life, universal life and term life products. Group insurance products and services also include dental, group short- and long-term disability and accidental death & dismemberment coverages. The Voluntary & Worksite business includes LTC, prepaid legal plans and critical illness products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, enterprise-wide strategic initiative restructuring charges, various start-up and certain run-off entities, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) includes income from discontinued real estate operations, and
       (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets,
       (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2012, 2011 and 2010 and at December 31, 2012 and 2011. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income (loss) from continuing operations, net of income tax.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary, Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2012                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,997 $  13,274  $    2,608 $       1 $   19,880  $     --    $  19,880
Universal life and investment-type product
 policy fees...............................      1,332       663         194        --      2,189        50        2,239
Net investment income......................      5,384     1,680       4,519       554     12,137     (285)       11,852
Other revenues.............................        265       398         252       815      1,730        --        1,730
Net investment gains (losses)..............         --        --          --        --         --     (330)        (330)
Net derivative gains (losses)..............         --        --          --        --         --       675          675
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
  Total revenues...........................     10,978    16,015       7,573     1,370     35,936       110       36,046
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,294    12,580       4,552       (1)     23,425       139       23,564
Interest credited to policyholder account
 balances..................................      1,002       167       1,192        --      2,361        29        2,390
Capitalization of DAC......................      (584)      (24)        (24)        --      (632)        --        (632)
Amortization of DAC and VOBA...............        656        29          12         2        699       292          991
Interest expense on debt...................          5         1           9       133        148         4          152
Other expenses.............................      2,341     1,901         438     1,196      5,876         7        5,883
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
  Total expenses...........................      9,714    14,654       6,179     1,330     31,877       471       32,348
                                            ---------- ---------  ---------- --------- ----------  --------    ---------
Provision for income tax expense (benefit).        442       477         488     (236)      1,171     (116)        1,055
                                            ---------- ---------  ---------- --------- ----------              ---------
Operating earnings......................... $      822 $     884  $      906 $     276      2,888
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                                   110
  Total expenses...........................                                                 (471)
  Provision for income tax (expense)
   benefit.................................                                                   116
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,643              $   2,643
                                                                                       ==========              =========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2012                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  171,050 $  41,362  $  183,856 $  32,996 $  429,264
Separate account assets.................... $   50,572 $     532  $   69,867 $      -- $  120,971
Separate account liabilities............... $   50,572 $     532  $   69,867 $      -- $  120,971

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                            Operating Earnings
                                            ---------------------------------------------------
                                                         Group,
                                                       Voluntary, Corporate
                                                       & Worksite  Benefit  Corporate                            Total
Year Ended December 31, 2011                  Retail    Benefits   Funding   & Other      Total   Adjustments Consolidated
------------------------------------------- ---------- ---------- --------- ---------   --------- ----------- ------------
                                                                           (In millions)
Revenues
Premiums................................... $    4,022 $  12,487  $   1,778 $      1    $  18,288  $      --   $  18,288
Universal life and investment-type product
 policy fees...............................      1,334       630        197       --        2,161         41       2,202
Net investment income......................      5,363     1,682      4,312      385       11,742      (127)      11,615
Other revenues.............................        226       374        242      966        1,808         --       1,808
Net investment gains (losses)..............         --        --         --       --           --        132         132
Net derivative gains (losses)..............         --        --         --       --           --      1,578       1,578
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
  Total revenues...........................     10,945    15,173      6,529    1,352       33,999      1,624      35,623
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,425    11,880      3,683        4       21,992         44      22,036
Interest credited to policyholder account
 balances..................................      1,000       178      1,140       --        2,318         54       2,372
Capitalization of DAC......................      (622)      (84)       (18)       --        (724)         --       (724)
Amortization of DAC and VOBA...............        681        95         14        1          791         84         875
Interest expense on debt...................          5        --          8      172          185          9         194
Other expenses.............................      2,564     1,837        472    1,247        6,120          6       6,126
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
  Total expenses...........................     10,053    13,906      5,299    1,424       30,682        197      30,879
                                            ---------- ---------  --------- --------    ---------  ---------   ---------
Provision for income tax expense
 (benefit).................................        314       445        432    (229)          962        498       1,460
                                            ---------- ---------  --------- --------    ---------              ---------
Operating earnings......................... $      578 $     822  $     798 $    157        2,355
                                            ========== =========  ========= ========
Adjustments to:
  Total revenues...........................                                                 1,624
  Total expenses...........................                                                 (197)
  Provision for income tax (expense)
   benefit.................................                                                 (498)
                                                                                        ---------
Income (loss) from continuing operations,
 net of income tax.........................                                             $   3,284              $   3,284
                                                                                        =========              =========
                                                         Group,
                                                       Voluntary, Corporate
                                                       & Worksite  Benefit  Corporate
At December 31, 2011                          Retail    Benefits   Funding   & Other      Total
------------------------------------------- ---------- ---------- --------- ---------   ---------
                                                               (In millions)

Total assets............................... $  160,164 $  42,603  $ 164,244 $ 33,720    $ 400,731
Separate account assets.................... $   43,229 $     478  $  62,971 $     --    $ 106,678
Separate account liabilities............... $   43,229 $     478  $  62,971 $     --    $ 106,678

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                           Operating Earnings
                                            -------------------------------------------------
                                                       Group,
                                                     Voluntary, Corporate
                                                     & Worksite  Benefit  Corporate                          Total
Year Ended December 31, 2010                 Retail   Benefits   Funding   & Other    Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- --------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  4,125 $  12,691  $  1,702  $      1  $  18,519  $      --   $  18,519
Universal life and investment-type product
 policy fees...............................    1,228       616       196        --      2,040         35       2,075
Net investment income......................    5,675     1,617     4,156       141     11,589        (8)      11,581
Other revenues.............................      163       358       240       964      1,725         --       1,725
Net investment gains (losses)..............       --        --        --        --         --      (170)       (170)
Net derivative gains (losses)..............       --        --        --        --         --      (266)       (266)
                                            -------- ---------  --------  --------  ---------  ---------   ---------
  Total revenues...........................   11,191    15,282     6,294     1,106     33,873      (409)      33,464
                                            -------- ---------  --------  --------  ---------  ---------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,504    12,122     3,511      (18)     22,119         31      22,150
Interest credited to policyholder account
 balances..................................    1,026       192     1,252        --      2,470         53       2,523
Capitalization of DAC......................    (530)      (97)      (13)        --      (640)         --       (640)
Amortization of DAC and VOBA...............      593        96        15         1        705        104         809
Interest expense on debt...................        5        --         8       189        202         15         217
Other expenses.............................    2,411     1,843       459     1,181      5,894          2       5,896
                                            -------- ---------  --------  --------  ---------  ---------   ---------
  Total expenses...........................   10,009    14,156     5,232     1,353     30,750        205      30,955
                                            -------- ---------  --------  --------  ---------  ---------   ---------
Provision for income tax expense
 (benefit).................................      415       395       371     (208)        973      (204)         769
                                            -------- ---------  --------  --------  ---------              ---------
Operating earnings......................... $    767 $     731  $    691  $   (39)      2,150
                                            ======== =========  ========  ========
Adjustments to:
  Total revenues...........................                                             (409)
  Total expenses...........................                                             (205)
  Provision for income tax (expense)
   benefit.................................                                               204
                                                                                    ---------
Income (loss) from continuing
 operations, net of income tax.............                                         $   1,740              $   1,740
                                                                                    =========              =========

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2012      2011      2010
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance (1)............ $  17,224 $  16,209 $  16,204
          Accident and health insurance.     6,458     5,940     5,982
          Non-insurance.................       167       149       133
                                         --------- --------- ---------
           Total........................ $  23,849 $  22,298 $  22,319
                                         ========= ========= =========

--------

(1) Includes annuities and corporate benefit funding products.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Revenues derived from one external customer were $2.5 billion, $2.4 billion and $2.2 billion for the years ended December 31, 2012, 2011 and 2010, respectively, which represented 11%, 11% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2012, 2011 and 2010. Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

3. Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                         Years ended December 31,
                                                                         -----------------------
                                                                          2012     2011    2010
                                                                         -------  ------- -------
                                                                              (In millions)
Total revenues.......................................................... $    62  $   105 $    37
Total expenses..........................................................      --       --      --
                                                                         -------  ------- -------
Income (loss) before provision for income tax...........................      62      105      37
Provision for income tax expense (benefit)..............................      22       37      12
                                                                         -------  ------- -------
Income (loss) from operations of discontinued operations, net of income
  tax...................................................................      40       68      25
Gain (loss) on disposal of operations, net of income tax................      --      (7)       6
                                                                         -------  ------- -------
Income (loss) from discontinued operations, net of income tax........... $    40  $    61 $    31
                                                                         =======  ======= =======

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                              -------------------------
                                                  2012         2011
                                              ------------ ------------
                                                    (In millions)
        Retail............................... $     92,322 $     92,352
        Group, Voluntary & Worksite Benefits.       28,517       27,480
        Corporate Benefit Funding............       93,051       83,752
        Corporate & Other....................          475          481
                                              ------------ ------------
         Total............................... $    214,365 $    204,065
                                              ============ ============

  See Note 2 for information on the reorganization of the Company's segments during 2012, which was retrospectively applied. See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Future policy benefits are measured as follows:

Product Type:                Measurement Assumptions:
-------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium
                             reserves for death and endowment
                             policy benefits (calculated based
                             upon the non-forfeiture interest
                             rate, ranging from 3% to 7%, and
                             mortality rates guaranteed in
                             calculating the cash surrender values
                             described in such contracts); and
                             (ii) the liability for terminal
                             dividends.
-------------------------------------------------------------------
Non-participating life       Aggregate of the present value of
                             expected future benefit payments and
                             related expenses less the present
                             value of expected future net
                             premiums. Assumptions as to mortality
                             and persistency are based upon the
                             Company's experience when the basis
                             of the liability is established.
                             Interest rate assumptions for the
                             aggregate future policy benefit
                             liabilities range from 2% to 10%.
-------------------------------------------------------------------
Individual and group         Present value of expected future
traditional fixed annuities  payments. Interest rate assumptions
after annuitization          used in establishing such liabilities
                             range from 1% to 11%.
-------------------------------------------------------------------
Non-medical health           The net level premium method and
insurance                    assumptions as to future morbidity,
                             withdrawals and interest, which
                             provide a margin for adverse
                             deviation. Interest rate assumptions
                             used in establishing such liabilities
                             range from 4% to 7%.
-------------------------------------------------------------------
Disabled lives               Present value of benefits method and
                             experience assumptions as to claim
                             terminations, expenses and interest.
                             Interest rate assumptions used in
                             establishing such liabilities range
                             from 2% to 8%.
-------------------------------------------------------------------

  Participating business represented 5% and 6% of the Company's life insurance in-force at December 31, 2012 and 2011, respectively. Participating policies represented 29%, 32% and 32% of gross life insurance premiums for the years ended December 31, 2012, 2011 and 2010, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                       Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   .  Present value of expected death
          death even if the account value is     benefits in excess of the
          reduced to zero.                       projected account balance
                                                 recognizing the excess ratably
                                                 over the accumulation period based
                                                 on the present value of total
                                                 expected assessments.
------------------------------------------------------------------------------------

       .  An enhanced death benefit may be    .  Assumptions are consistent with
          available for an additional fee.       those used for amortizing DAC, and
                                                 are thus subject to the same
                                                 variability and risk.

                                              .  Investment performance and
                                                 volatility assumptions are
                                                 consistent with the historical
                                                 experience of the appropriate
                                                 underlying equity index, such as
                                                 the S&P 500 Index.

                                              .  Benefit assumptions are based on
                                                 the average benefits payable over
                                                 a range of scenarios.
------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    .  Present value of expected income
          determined at the time of issuance     benefits in excess of the
          of the variable annuity contract,      projected account balance at any
          a minimum accumulation of purchase     future date of annuitization and
          payments, even if the account          recognizing the excess ratably
          value is reduced to zero, that can     over the accumulation period based
          be annuitized to receive a monthly     on present value of total expected
          income stream that is not less         assessments.
          than a specified amount.
       .  Certain contracts also provide for  .  Assumptions are consistent with
          a guaranteed lump sum return of        those used for estimating GMDBs
          purchase premium in lieu of the        liabilities.
          annuitization benefit.

                                              .  Calculation incorporates an
                                                 assumption for the percentage of
                                                 the potential annuitizations that
                                                 may be elected by the
                                                 contractholder.
------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    .  Expected value of the life
          partial withdrawals, even if the       contingent payments and expected
          account value is reduced to zero,      assessments using assumptions
          provided that cumulative               consistent with those used for
          withdrawals in a contract year do      estimating the GMDBs liabilities.
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                                                              Universal and Variable
                                                                            Annuity Contracts    Life Contracts
                                                                            ----------------  ---------------------
                                                                                              Secondary    Paid-Up
                                                                             GMDBs    GMIBs   Guarantees  Guarantees  Total
                                                                            -------  -------- ----------  ---------- --------
                                                                                             (In millions)
Direct
Balance at January 1, 2010................................................. $    57  $     89  $    67     $    21   $    234
Incurred guaranteed benefits...............................................      10        24      179          28        241
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2010...............................................      61       113      246          49        469
Incurred guaranteed benefits...............................................      30        45       15           9         99
Paid guaranteed benefits...................................................     (7)        --       --          --        (7)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2011...............................................      84       158      261          58        561
Incurred guaranteed benefits...............................................      31       174       79          10        294
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2012............................................... $   109  $    332  $   340     $    68   $    849
                                                                            =======  ========  =======     =======   ========
Ceded
Balance at January 1, 2010................................................. $    37  $     28  $    44     $     8   $    117
Incurred guaranteed benefits...............................................      13         8      165          26        212
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2010...............................................      44        36      209          34        323
Incurred guaranteed benefits...............................................      25        16        3           7         51
Paid guaranteed benefits...................................................     (7)        --       --          --        (7)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2011...............................................      62        52      212          41        367
Incurred guaranteed benefits...............................................      30        58       53           6        147
Paid guaranteed benefits...................................................     (6)        --       --          --        (6)
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2012............................................... $    86  $    110  $   265     $    47   $    508
                                                                            =======  ========  =======     =======   ========
Net
Balance at January 1, 2010................................................. $    20  $     61  $    23     $    13   $    117
Incurred guaranteed benefits...............................................     (3)        16       14           2         29
Paid guaranteed benefits...................................................      --        --       --          --         --
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2010...............................................      17        77       37          15        146
Incurred guaranteed benefits...............................................       5        29       12           2         48
Paid guaranteed benefits...................................................      --        --       --          --         --
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2011...............................................      22       106       49          17        194
Incurred guaranteed benefits...............................................       1       116       26           4        147
Paid guaranteed benefits...................................................      --        --       --          --         --
                                                                            -------  --------  -------     -------   --------
Balance at December 31, 2012............................................... $    23  $    222  $    75     $    21   $    341
                                                                            =======  ========  =======     =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2012      2011
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  19,623 $  18,240
                      Balanced........    19,235    14,368
                      Bond............     4,771     4,221
                      Specialty.......       852       787
                      Money Market....       192       211
                                       --------- ---------
                       Total.......... $  44,673 $  37,827
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

Variable Annuity Guarantees

  In the Event of Death

  Defined as the guaranteed minimum death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  At Annuitization

  Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that only allow annuitization of the guaranteed amount after the 10th anniversary of the contract, which not all contractholders have achieved.

Two Tier Annuities

  Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate of funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

Universal and Variable Life Contracts

  Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                              December 31,
                     --------------------------------------------------------------
                                  2012                           2011
                     ---------------------------    -------------------------------
                         In the          At             In the
                     Event of Death Annuitization   Event of Death At Annuitization
                     -------------- -------------   -------------- ----------------
                                             (In millions)
Annuity Contracts
  (1)
Variable Annuity
  Guarantees
Total contract
  account value.....  $    55,469    $    24,229     $    48,671     $    18,378
Separate account
  value.............  $    43,327    $    22,963     $    36,327     $    17,024
Net amount at risk..  $       902    $      845 (2)  $     1,894     $   413 (2)
Average attained
  age of
  contractholders...     64 years       60 years        63 years        60 years
Two Tier Annuities
General account
  value.............          N/A    $       274             N/A     $       276
Net amount at risk..          N/A    $        48             N/A     $        49
Average attained
  age of
  contractholders...          N/A       64 years             N/A        63 years

                                              December 31,
                     --------------------------------------------------------------
                                  2012                           2011
                     ---------------------------    -------------------------------
                       Secondary       Paid-Up        Secondary        Paid-Up
                       Guarantees    Guarantees       Guarantees      Guarantees
                     -------------- -------------   -------------- ----------------
                                             (In millions)
Universal and
  Variable Life
  Contracts (1)
Account value
  (general and
  separate account).  $     6,958    $     1,163     $     6,535     $     1,206
Net amount at risk..  $    85,216    $     9,299     $    88,999     $     9,977
Average attained
  age of
  policyholders.....     52 years       59 years        51 years        58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The Company had previously disclosed the NAR based on the excess of the benefit base over the contractholder's total contract account value on the balance sheet date. Such amounts were $1.9 billion and $2.6 billion at December 31, 2012 and 2011, respectively. The Company has provided, in the table above, the NAR as defined above. The Company believes that this definition is more representative of the potential economic exposures of these guarantees as the contractholders do not have access to this difference other than through annuitization.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2012, 2011 and 2010, the Company issued $24.7 billion, $27.4 billion and $15.0 billion, respectively, and repaid $21.5 billion, $28.2 billion and $12.3 billion, respectively, of such funding agreements. At December 31, 2012 and 2011, liabilities for funding agreements outstanding, which are included in PABs, were $23.9 billion and $20.1 billion, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of the Federal Home Loan Bank ("FHLB"). Holdings of FHLB common stock by branch, included in equity securities, were as follows at:

                                           December 31,
                                           -------------
                                            2012   2011
                                           ------ ------
                                           (In millions)
                       FHLB of New York... $  736 $  658
                       FHLB of Des Moines. $   55 $   31

  The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows at:

                                  Liability              Collateral
                             ------------------- --------------------------
                                              December 31,
                             ----------------------------------------------
                               2012      2011        2012         2011
                             --------- --------- ------------ -------------
                                             (In millions)
     FHLB of New York (1)... $  13,512 $  11,655 $  14,611(2) $  13,002 (2)
     Farmer Mac (3)......... $   2,550 $   2,550 $      2,929 $       2,927
     FHLB of Des Moines (1). $   1,000 $     475 $   1,298(2) $     662 (2)

--------

(1)Represents funding agreements issued to the FHLB in exchange for cash and for which the FHLB has been granted a lien on certain assets, which are in the custody of the FHLB, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB's recovery on the collateral is limited to the amount of the Company's liability to the FHLB.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                                     Years Ended December 31,
                                                    --------------------------
                                                      2012     2011     2010
                                                    -------- -------- --------
                                                          (In millions)
 Balance at January 1,............................. $  6,622 $  6,539 $  6,302
   Less: Reinsurance recoverables..................      324      448      354
                                                    -------- -------- --------
 Net balance at January 1,.........................    6,298    6,091    5,948
                                                    -------- -------- --------
 Incurred related to:
   Current year....................................    4,320    3,856    3,733
   Prior years.....................................     (42)     (79)       13
                                                    -------- -------- --------
    Total incurred.................................    4,278    3,777    3,746
                                                    -------- -------- --------
 Paid related to:
   Current year....................................  (2,626)  (2,282)  (2,244)
   Prior years.....................................  (1,425)  (1,288)  (1,359)
                                                    -------- -------- --------
    Total paid.....................................  (4,051)  (3,570)  (3,603)
                                                    -------- -------- --------
 Net balance at December 31,.......................    6,525    6,298    6,091
 Add: Reinsurance recoverables.....................      301      324      448
                                                    -------- -------- --------
 Balance at December 31,........................... $  6,826 $  6,622 $  6,539
                                                    ======== ======== ========

  During 2012 and 2011, claims and claim adjustment expenses associated with prior years decreased by $42 million and $79 million, respectively, due to improved loss ratios for non-medical health claim liabilities. During 2010, claims and claim adjustment expenses associated with prior years increased by $13 million due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $71.7 billion and $62.7 billion at December 31, 2012 and 2011, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $49.3 billion and $44.0 billion at December 31, 2012 and 2011, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.80% and 3.12% at December 31, 2012 and 2011, respectively.

  For the years ended December 31, 2012, 2011 and 2010, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Non-Participating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, non-participating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual historic and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding DAC and VOBA was as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                         2012     2011     2010
                                                                       -------- -------- --------
                                                                             (In millions)
DAC
Balance at January 1,................................................. $  6,244 $  6,640 $  7,639
Capitalizations.......................................................      632      724      640
Amortization related to:
  Net investment gains (losses).......................................    (270)     (88)    (108)
  Other expenses......................................................    (709)    (777)    (687)
                                                                       -------- -------- --------
   Total amortization.................................................    (979)    (865)    (795)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................    (145)    (255)    (844)
                                                                       -------- -------- --------
Balance at December 31,...............................................    5,752    6,244    6,640
                                                                       -------- -------- --------
VOBA
Balance at January 1,.................................................       97      115      136
Amortization related to:
  Other expenses......................................................     (12)     (10)     (14)
                                                                       -------- -------- --------
   Total amortization.................................................     (12)     (10)     (14)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................      (5)      (8)      (7)
                                                                       -------- -------- --------
Balance at December 31,...............................................       80       97      115
                                                                       -------- -------- --------
Total DAC and VOBA
Balance at December 31,............................................... $  5,832 $  6,341 $  6,755
                                                                       ======== ======== ========

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC.

  See Note 2 for information on the reorganization of the Company's segments during 2012, which was retrospectively applied. Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                         December 31,
                                                                       -----------------
                                                                         2012     2011
                                                                       -------- --------
                                                                         (In millions)
Retail................................................................ $  5,407 $  5,921
Group, Voluntary & Worksite Benefits..................................      337      342
Corporate Benefit Funding.............................................       88       76
Corporate & Other.....................................................       --        2
                                                                       -------- --------
  Total............................................................... $  5,832 $  6,341
                                                                       ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2012     2011    2010
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  184   $  190  $  173
                Capitalization.............     22       29      42
                Amortization...............   (26)     (35)    (25)
                                             ------  ------  ------
                Balance at December 31,.... $  180   $  184  $  190
                                             ======  ======  ======

                VODA and VOCRA
                Balance at January 1,...... $  378   $  400  $  412
                Acquisitions...............     --       --       7
                Amortization...............   (25)     (22)    (19)
                                             ------  ------  ------
                Balance at December 31,.... $  353   $  378  $  400
                                             ======  ======  ======
                Accumulated amortization... $  104   $   79  $   57
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                             VOBA   VODA and VOCRA
                                            ------- --------------
                                                (In millions)
             2013.......................... $    11 $          28
             2014.......................... $     9 $          30
             2015.......................... $     8 $          30
             2016.......................... $     4 $          30
             2017.......................... $     5 $          28

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser for reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

risk in excess of $2 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  For other policies within the Group, Voluntary and Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by several affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2012 and 2011, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.3 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  At December 31, 2012, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2011, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.2 billion, or 78%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.6 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company has reinsured with an unaffiliated third-party reinsurer 49.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               -----------------------------
                                                                 2012      2011      2010
                                                               --------- --------- ---------
                                                                       (In millions)
Premiums:
Direct premiums............................................... $  19,821 $  18,435 $  18,793
Reinsurance assumed...........................................     1,350     1,240     1,155
Reinsurance ceded.............................................   (1,291)   (1,387)   (1,429)
                                                               --------- --------- ---------
 Net premiums................................................. $  19,880 $  18,288 $  18,519
                                                               ========= ========= =========
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees. $   2,763 $   2,686 $   2,627
Reinsurance assumed...........................................        39        38        13
Reinsurance ceded.............................................     (563)     (522)     (565)
                                                               --------- --------- ---------
 Net universal life and investment-type product policy fees... $   2,239 $   2,202 $   2,075
                                                               ========= ========= =========
Other revenues:
Direct other revenues......................................... $     887 $     836 $     750
Reinsurance assumed...........................................       (6)       (6)       (5)
Reinsurance ceded.............................................       849       978       980
                                                               --------- --------- ---------
 Net other revenues........................................... $   1,730 $   1,808 $   1,725
                                                               ========= ========= =========
Policyholder benefits and claims:
Direct policyholder benefits and claims....................... $  22,677 $  21,100 $  21,246
Reinsurance assumed...........................................     1,208     1,069     1,235
Reinsurance ceded.............................................   (1,616)   (1,488)   (1,774)
                                                               --------- --------- ---------
 Net policyholder benefits and claims......................... $  22,269 $  20,681 $  20,707
                                                               ========= ========= =========
Other expenses:
Direct other expenses......................................... $   5,328 $   5,280 $   5,167
Reinsurance assumed...........................................       479       458       462
Reinsurance ceded.............................................       587       733       653
                                                               --------- --------- ---------
 Net other expenses........................................... $   6,394 $   6,471 $   6,282
                                                               ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                   ---------------------------------------------------------------------------------
                                                     2012                                     2011
                                   ---------------------------------------- ----------------------------------------
                                                                   Total                                    Total
                                                                  Balance                                  Balance
                                     Direct   Assumed    Ceded     Sheet      Direct   Assumed    Ceded     Sheet
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
                                                                     (In millions)
Assets:
Premiums, reinsurance and other
 receivables...................... $    1,613 $    480 $  22,628 $   24,721 $    1,383 $    485 $  26,113 $   27,981
Deferred policy acquisition costs
 and value of business
 acquired.........................      5,685      460     (313)      5,832      6,337      386     (382)      6,341
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total assets.................... $    7,298 $    940 $  22,315 $   30,553 $    7,720 $    871 $  25,731 $   34,322
                                   ========== ======== ========= ========== ========== ======== ========= ==========
Liabilities:
Future policy benefits............ $  112,264 $  1,722 $      -- $  113,986 $  107,713 $  1,620 $      -- $  109,333
Policyholder account balances.....     94,454      262        --     94,716     88,557      299        --     88,856
Other policy-related balances.....      5,401      291      (29)      5,663      5,631      294      (49)      5,876
Other liabilities.................      9,544    7,327    17,070     33,941      8,068    7,574    20,972     36,614
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total liabilities............... $  221,663 $  9,602 $  17,041 $  248,306 $  209,969 $  9,787 $  20,923 $  240,679
                                   ========== ======== ========= ========== ========== ======== ========= ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.9 billion and $17.9 billion at December 31, 2012 and 2011, respectively. The deposit liabilities on reinsurance were $6.9 billion and $7.0 billion at December 31, 2012 and 2011, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company Ltd. ("Exeter"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                                  Years Ended December 31,
                                                                                 --------------------------
                                                                                   2012     2011     2010
                                                                                 -------- -------- --------
                                                                                       (In millions)
Premiums:
Reinsurance assumed............................................................. $    319 $    169 $     88
Reinsurance ceded...............................................................     (54)     (51)     (63)
                                                                                 -------- -------- --------
  Net premiums.................................................................. $    265 $    118 $     25
                                                                                 ======== ======== ========
Universal life and investment-type product policy fees:
Reinsurance assumed............................................................. $     39 $     38 $     13
Reinsurance ceded...............................................................    (216)    (170)    (230)
                                                                                 -------- -------- --------
  Net universal life and investment-type product policy fees.................... $  (177) $  (132) $  (217)
                                                                                 ======== ======== ========
Other revenues:
Reinsurance assumed............................................................. $    (6) $    (7) $    (5)
Reinsurance ceded...............................................................      790      916      908
                                                                                 -------- -------- --------
  Net other revenues............................................................ $    784 $    909 $    903
                                                                                 ======== ======== ========
Policyholder benefits and claims:
Reinsurance assumed............................................................. $    334 $    175 $    112
Reinsurance ceded...............................................................    (177)    (121)    (129)
                                                                                 -------- -------- --------
  Net policyholder benefits and claims.......................................... $    157 $     54 $   (17)
                                                                                 ======== ======== ========
Other expenses:
Reinsurance assumed............................................................. $    357 $    352 $    362
Reinsurance ceded...............................................................      789      914      824
                                                                                 -------- -------- --------
  Net other expenses............................................................ $  1,146 $  1,266 $  1,186
                                                                                 ======== ======== ========

  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -------------------------------------
                                                                2012               2011
                                                         ------------------ ------------------
                                                         Assumed    Ceded   Assumed    Ceded
                                                         -------- --------- -------- ---------
                                                                     (In millions)
Assets:
Premiums, reinsurance and other receivables (1)......... $     85 $  16,925 $     44 $  20,469
Deferred policy acquisition costs and value of business
  acquired..............................................      435     (266)      359     (286)
                                                         -------- --------- -------- ---------
 Total assets........................................... $    520 $  16,659 $    403 $  20,183
                                                         ======== ========= ======== =========
Liabilities:
Future policy benefits.................................. $    567 $      -- $    442 $      --
Policyholder account balances...........................      251        --      266        --
Other policy-related balances...........................       57      (29)       59      (49)
Other liabilities (1)...................................    6,906    14,652    7,114    18,707
                                                         -------- --------- -------- ---------
 Total liabilities...................................... $  7,781 $  14,623 $  7,881 $  18,658
                                                         ======== ========= ======== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(1)Effective in June 2012, the Company recaptured 10% of the 40.75% of the closed block liabilities that were ceded to MRC on a coinsurance with funds withheld basis. In connection with this partial recapture, the Company recognized a decrease of $3.9 billion in the deposit receivable included within premiums, reinsurance and other receivables as well as an offsetting decrease of $3.9 billion in the funds withheld included within other liabilities at December 31, 2012.

  MLIC ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $29 million and $20 million at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($9) million, ($29) million and $9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $1.4 billion and $1.2 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivatives were $14 million, $727 million and ($66) million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $1.4 billion and $1.5 billion at December 31, 2012 and 2011, respectively. Net derivative gains (losses) associated with the embedded derivative were $135 million, ($811) million and ($596) million for the years ended
December 31, 2012, 2011 and 2010, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.1 billion and $1.5 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2012 and 2011, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.8 billion and $15.7 billion at December 31, 2012 and 2011, respectively. The deposit liabilities on affiliated reinsurance were $6.8 billion and $6.9 billion at December 31, 2012 and 2011, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows:

                                                                                      December 31,
                                                                                   -------------------
                                                                                     2012      2011
                                                                                   --------- ---------
                                                                                      (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  42,586 $  43,169
Other policy-related balances.....................................................       298       358
Policyholder dividends payable....................................................       466       514
Policyholder dividend obligation..................................................     3,828     2,919
Other liabilities.................................................................       602       613
                                                                                   --------- ---------
   Total closed block liabilities.................................................    47,780    47,573
                                                                                   --------- ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    30,546    30,407
 Equity securities available-for-sale, at estimated fair value....................        41        35
 Mortgage loans...................................................................     6,192     6,206
 Policy loans.....................................................................     4,670     4,657
 Real estate and real estate joint ventures.......................................       459       364
 Other invested assets............................................................       953       857
                                                                                   --------- ---------
   Total investments..............................................................    42,861    42,526
Cash and cash equivalents.........................................................       381       249
Accrued investment income.........................................................       481       509
Premiums, reinsurance and other receivables.......................................       107       109
Current income tax recoverable....................................................         2        53
Deferred income tax assets........................................................       319       362
                                                                                   --------- ---------
     Total assets designated to the closed block..................................    44,151    43,808
                                                                                   --------- ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,629     3,765
                                                                                   --------- ---------
Amounts included in accumulated other comprehensive income (loss):
 Unrealized investment gains (losses), net of income tax..........................     2,891     2,394
 Unrealized gains (losses) on derivatives, net of income tax......................         9        11
 Allocated to policyholder dividend obligation, net of income tax.................   (2,488)   (1,897)
                                                                                   --------- ---------
Total amounts included in accumulated other comprehensive income (loss)...........       412       508
                                                                                   --------- ---------
       Maximum future earnings to be recognized from closed block assets and
         liabilities.............................................................. $   4,041 $   4,273
                                                                                   ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                                  Years Ended December 31,
                                                                                 ---------------------------
                                                                                    2012      2011    2010
                                                                                 ---------- -------- -------
                                                                                        (In millions)
Balance at January 1,........................................................... $    2,919 $    876 $    --
Change in unrealized investment and derivative gains (losses)...................        909    2,043     876
                                                                                 ---------- -------- -------
Balance at December 31,......................................................... $    3,828 $  2,919 $   876
                                                                                 ========== ======== =======

  Information regarding the closed block revenues and expenses was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2012     2011     2010
                                                                          -------- -------- --------
                                                                                (In millions)
Revenues
Premiums................................................................. $  2,139 $  2,306 $  2,461
Net investment income....................................................    2,188    2,231    2,292
Net investment gains (losses)............................................       61       32       39
Net derivative gains (losses)............................................     (12)        8     (27)
                                                                          -------- -------- --------
   Total revenues........................................................    4,376    4,577    4,765
                                                                          -------- -------- --------
Expenses
Policyholder benefits and claims.........................................    2,783    2,991    3,115
Policyholder dividends...................................................    1,072    1,137    1,235
Other expenses...........................................................      179      193      199
                                                                          -------- -------- --------
   Total expenses........................................................    4,034    4,321    4,549
                                                                          -------- -------- --------
Revenues, net of expenses before provision for income tax expense
  (benefit)..............................................................      342      256      216
Provision for income tax expense (benefit)...............................      120       89       71
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense (benefit)
  from continuing operations.............................................      222      167      145
Revenues, net of expenses and provision for income tax expense (benefit)
  from discontinued operations...........................................       10        1        1
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense
  (benefit).............................................................. $    232 $    168 $    146
                                                                          ======== ======== ========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

  Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the fixed maturity and equity securities AFS by sector. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, CMBS and ABS.

                                          December 31, 2012                             December 31, 2011
                            --------------------------------------------- ---------------------------------------------
                                          Gross Unrealized                               Gross Unrealized
                             Cost or  ------------------------- Estimated  Cost or   ------------------------- Estimated
                            Amortized          Temporary  OTTI    Fair    Amortized           Temporary  OTTI    Fair
                              Cost     Gains    Losses   Losses   Value     Cost      Gains    Losses   Losses   Value
                            --------- -------- --------- ------ --------- ---------  -------- --------- ------ ---------
                                                                   (In millions)
Fixed Maturity Securities:
U.S. corporate............. $  59,587 $  7,717 $    304  $  --  $  67,000 $  56,298  $  6,113 $    715  $  --  $  61,696
U.S. Treasury and agency...    28,252    4,408        9     --     32,651    21,572     4,272       --     --     25,844
Foreign corporate (1)......    27,231    3,128      126    (1)     30,234    27,298     2,400      551      1     29,146
RMBS.......................    23,792    1,716      226    257     25,025    25,445     1,564      766    524     25,719
CMBS.......................     9,264      559       37     --      9,786     8,750       473      114      4      9,105
ABS (1)....................     8,025      205      105     --      8,125     6,589       156      166    (7)      6,586
State and political
 subdivision...............     5,554    1,184       18     --      6,720     5,387       842       47     --      6,182
Foreign government.........     3,052    1,086        3     --      4,135     3,037       915       52     --      3,900
                            --------- -------- --------- ------ --------- ---------  -------- --------- ------ ---------
 Total fixed maturity
  securities............... $ 164,757 $ 20,003 $    828  $ 256  $ 183,676 $ 154,376  $ 16,735 $  2,411  $ 522  $ 168,178
                            ========= ======== ========= ====== ========= =========  ======== ========= ====== =========
Equity Securities:
Common..................... $   1,013 $     33 $      5  $  --  $   1,041 $     830  $     32 $      6  $  --  $     856
Non-redeemable preferred...       528       41      111     --        458       549        11      138     --        422
                            --------- -------- --------- ------ --------- ---------  -------- --------- ------ ---------
 Total equity securities... $   1,541 $     74 $    116  $  --  $   1,499 $   1,379  $     43 $    144  $  --  $   1,278
                            ========= ======== ========= ====== ========= =========  ======== ========= ====== =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


--------

(1)OTTI losses, as presented above, represent the noncredit portion of OTTI losses that is included in AOCI. OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for foreign corporate securities was in an unrealized gain position of $1 million at December 31, 2012 and $7 million for ABS at December 31, 2011, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

  The Company held non-income producing fixed maturity securities with an estimated fair value of $41 million and $7 million with unrealized gains (losses) of $6 million and ($3) million at December 31, 2012 and 2011, respectively.

  Methodology for Amortization of Discount or Premium on Structured Securities

  Amortization of the discount or premium on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                  December 31,
                                                   -------------------------------------------
                                                           2012                  2011
                                                   --------------------- ---------------------
                                                              Estimated             Estimated
                                                   Amortized    Fair     Amortized    Fair
                                                     Cost       Value      Cost       Value
                                                   ---------- ---------- ---------- ----------
                                                                  (In millions)
Due in one year or less........................... $   12,671 $   12,796 $    8,089 $    8,159
Due after one year through five years.............     30,187     32,160     26,375     27,486
Due after five years through ten years............     34,983     40,009     34,660     38,517
Due after ten years...............................     45,835     55,775     44,468     52,606
                                                   ---------- ---------- ---------- ----------
  Subtotal........................................    123,676    140,740    113,592    126,768
Structured securities (RMBS, CMBS and ABS)........     41,081     42,936     40,784     41,410
                                                   ---------- ---------- ---------- ----------
   Total fixed maturity securities................ $  164,757 $  183,676 $  154,376 $  168,178
                                                   ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                              December 31, 2012                         December 31, 2011
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate................... $  2,567    $   58   $  2,507    $  246   $   5,669  $    204  $  3,170   $    511
U.S. Treasury and agency.........    1,576         9         --        --       2,189        --        --         --
Foreign corporate................      758        34      1,381        91       4,560       334     1,258        218
RMBS.............................      639        18      3,098       465       2,647       407     3,241        883
CMBS.............................      727         5        308        32         709        66       365         52
ABS..............................    1,246        22        697        83       2,557        45       608        114
State and political
 subdivision.....................       92         1        103        17          31        --       169         47
Foreign government...............      106         1         27         2         499        44        88          8
                                  --------    ------   --------    ------   ---------  --------  --------   --------
  Total fixed maturity
   securities.................... $  7,711    $  148   $  8,121    $  936   $  18,861  $  1,100  $  8,899   $  1,833
                                  ========    ======   ========    ======   =========  ========  ========   ========
Equity Securities:
Common........................... $     62    $    5   $      1    $   --   $       4  $      6  $     --   $     --
Non-redeemable preferred.........       --        --        190       111         126        14       238        124
                                  --------    ------   --------    ------   ---------  --------  --------   --------
  Total equity securities........ $     62    $    5   $    191    $  111   $     130  $     20  $    238   $    124
                                  ========    ======   ========    ======   =========  ========  ========   ========
Total number of securities in an
 unrealized loss position........      622                  637                 1,412                 819
                                  ========             ========             =========            ========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
  (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

    . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

    . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

    . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in
       (ii) above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2012. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities in an unrealized loss position decreased $1.8 billion during the year ended December 31, 2012 from $2.9 billion to $1.1 billion. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2012, was primarily attributable to narrowing credit spreads and a decrease in interest rates.

    At December 31, 2012, $389 million of the total $1.1 billion of gross unrealized losses were from 102 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $1.1 billion of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $172 million, or 44%, are related to gross unrealized losses on 50 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads or rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $1.1 billion of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $217 million, or 56%, are related to gross unrealized losses on 52 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans), ABS (primarily collateralized debt obligations) and U.S and foreign corporate securities (primarily financial services industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  near-term and long-term prospects of the issuer; and evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Equity securities in an unrealized loss position decreased $28 million during the year ended December 31, 2012 from $144 million to $116 million. Of the $116 million, $99 million were from 13 equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, of which 90% were financial services industry investment grade non-redeemable preferred stock, of which 75% were rated A, AA, or AAA.

Trading and FVO Securities

  See Note 10 for tables that present the four categories of securities that comprise trading and FVO securities. See "-- Net Investment Income" and "-- Net Investment Gains (Losses)" for the net investment income recognized on trading and FVO securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                        December 31,
                                         ------------------------------------------
                                                 2012                  2011
                                         --------------------  --------------------
                                           Carrying     % of     Carrying     % of
                                             Value      Total      Value      Total
                                         ------------- ------  ------------- ------
                                         (In millions)         (In millions)
Mortgage loans:
  Commercial............................   $  33,369    74.7 %   $  32,774    74.7 %
  Agricultural..........................      11,487     25.7       11,498     26.2
  Residential...........................         105      0.3            1       --
                                           ---------   ------    ---------   ------
   Subtotal (1).........................      44,961    100.7       44,273    100.9
  Valuation allowances..................       (304)    (0.7)        (393)    (0.9)
                                           ---------   ------    ---------   ------
   Total mortgage loans, net............   $  44,657   100.0 %   $  43,880   100.0 %
                                           =========   ======    =========   ======

--------

(1)In 2012, the Company purchased $1.2 billion, $191 million and $105 million of commercial, agricultural and residential mortgage loans, respectively, of which $1.2 billion and $191 million of commercial and agricultural mortgage loans, respectively, were purchased at estimated fair value from an affiliate, MetLife Bank, National Association ("MetLife Bank"). The Company purchased $64 million of commercial mortgage loans during the year ended December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Mortgage Loans and Valuation Allowance by Portfolio Segment

  The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows:

                                                                       December 31,
                                -------------------------------------------------------------------------------------------
                                                    2012                                          2011
                                --------------------------------------------- ---------------------------------------------
                                Commercial Agricultural Residential   Total   Commercial Agricultural Residential   Total
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
                                                                       (In millions)
Mortgage loans:
  Evaluated individually for
   credit losses............... $     441   $     181     $   --    $     622 $      73   $     159     $    --   $     232
  Evaluated collectively for
   credit losses...............    32,928      11,306        105       44,339    32,701      11,339           1      44,041
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
   Total mortgage loans........    33,369      11,487        105       44,961    32,774      11,498           1      44,273
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
Valuation allowances:
  Specific credit losses.......        84          21         --          105        44          45          --          89
  Non-specifically identified
   credit losses...............       172          27         --          199       274          30          --         304
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
   Total valuation
    allowances.................       256          48         --          304       318          75          --         393
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
    Mortgage loans, net of
     valuation
     allowance................. $  33,113   $  11,439     $  105    $  44,657 $  32,456   $  11,423     $     1   $  43,880
                                ========== ============ =========== ========= ========== ============ =========== =========

  Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                            Commercial Agricultural  Total
                                            ---------- ------------ --------
                                                     (In millions)
   Balance at January 1, 2010..............  $    492    $   102    $    594
   Provision (release).....................      (39)         12        (27)
   Charge-offs, net of recoveries..........      (12)       (33)        (45)
                                            ---------- ------------ --------
   Balance at December 31, 2010............       441         81         522
   Provision (release).....................     (111)        (2)       (113)
   Charge-offs, net of recoveries..........      (12)        (4)        (16)
                                            ---------- ------------ --------
   Balance at December 31, 2011............       318         75         393
   Provision (release).....................      (50)          2        (48)
   Charge-offs, net of recoveries..........      (12)       (24)        (36)
   Transfer to held-for-sale...............        --        (5)         (5)
                                            ---------- ------------ --------
   Balance at December 31, 2012............  $    256    $    48    $    304
                                            ========== ============ ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment.

    All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential loan portfolio is comprised primarily of closed end, amortizing residential loans. For evaluations of residential loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural loan portfolios, residential loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential loans, the Company's primary credit quality indicator is whether the loan is performing or non-performing. The Company generally defines non-performing residential loans as those that are 90 or more days past due and/or in non-accrual status which is assessed monthly. Generally, non-performing residential loans have a higher risk of experiencing a credit loss.

Credit Quality of Commercial Mortgage Loans

  Information about the credit quality of commercial mortgage loans is presented below at:

                                      Recorded Investment
                       -------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------            % of     Estimated    % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total    Total   Fair Value    Total
                       --------- ------------- -------- --------- ------  ------------- ------
                                     (In millions)                        (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  24,906   $    452    $    575 $  25,933  77.7 %   $  27,894    78.8 %
65% to 75%............     4,254        641         108     5,003   15.0        5,218     14.7
76% to 80%............       448        123         259       830    2.5          863      2.4
Greater than 80%......       847        501         255     1,603    4.8        1,451      4.1
                       ---------   --------    -------- --------- ------    ---------   ------
 Total................ $  30,455   $  1,717    $  1,197 $  33,369 100.0 %   $  35,426   100.0 %
                       =========   ========    ======== ========= ======    =========   ======
December 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  20,510   $    389    $    332 $  21,231  64.8 %   $  22,547    66.1 %
65% to 75%............     6,919        237         268     7,424   22.6        7,734     22.6
76% to 80%............       950         98         200     1,248    3.8        1,251      3.7
Greater than 80%......     1,880        674         317     2,871    8.8        2,588      7.6
                       ---------   --------    -------- --------- ------    ---------   ------
 Total................ $  30,259   $  1,398    $  1,117 $  32,774 100.0 %   $  34,120   100.0 %
                       =========   ========    ======== ========= ======    =========   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Credit Quality of Agricultural Mortgage Loans

  Information about the credit quality of agricultural mortgage loans is presented below at:

                                             December 31,
                            ----------------------------------------------
                                     2012                    2011
                            ----------------------  ----------------------
                              Recorded      % of      Recorded      % of
                             Investment     Total    Investment     Total
                            ------------- --------  ------------- --------
                            (In millions)           (In millions)
     Loan-to-value ratios:
     Less than 65%.........   $  10,628      92.5 %   $  10,378      90.2 %
     65% to 75%............         514        4.5          732        6.4
     76% to 80%............          92        0.8           12        0.1
     Greater than 80%......         253        2.2          376        3.3
                            ------------- --------  ------------- --------
      Total................   $  11,487     100.0 %   $  11,498     100.0 %
                            ============= ========  ============= ========

  The estimated fair value of agricultural mortgage loans was $11.8 billion and $11.9 billion at December 31, 2012 and 2011, respectively.

Credit Quality of Residential Mortgage Loans

  All residential mortgage loans were performing at both December 31, 2012 and 2011; accordingly, residential mortgage loan data is not presented in the following past due, impaired and troubled debt restructuring tables. The estimated fair value of residential mortgage loans was $109 million and $1 million at December 31, 2012 and 2011, respectively.

Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2012 and 2011. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial and residential mortgage loans -- 60 days; and agricultural mortgage loans -- 90 days. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                                                Greater than 90 Days Past Due
                                                      Past Due                   and Still Accruing Interest
                                         ----------------------------------- -----------------------------------
                                         December 31, 2012 December 31, 2011 December 31, 2012 December 31, 2011
                                         ----------------- ----------------- ----------------- -----------------
                                                                                        (In millions)
Commercial..............................     $      --         $      63         $     --          $     --
Agricultural............................           116               139               53                27
                                         ----------------- ----------------- ----------------- -----------------
  Total.................................     $     116         $     202         $     53          $     27
                                         ================= ================= ================= =================

                                                  Nonaccrual Status
                                         -----------------------------------
                                         December 31, 2012 December 31, 2011
                                         ----------------- -----------------

Commercial..............................     $      83         $      63
Agricultural............................            67               150
                                         ----------------- -----------------
  Total.................................     $     150         $     213
                                         ================= =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Impaired Mortgage Loans

  Information regarding impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the periods ended:

                                                                 Loans without
                         Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                     ---------------------------------------- --------------------  --------------------------------------
                      Unpaid                                   Unpaid                Unpaid             Average
                     Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
December 31,          Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
-------------------  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                 (In millions)
2012:
Commercial..........  $  367     $  359     $   84    $  275   $   82      $   82    $  449    $  357    $  384    $  11
Agricultural........     110        107         21        86       79          74       189       160       201        8
                     --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
 Total..............  $  477     $  466     $  105    $  361   $  161      $  156    $  638    $  517    $  585    $  19
                     ========= ========== ========== ======== =========  ========== ========= ======== ========== ========
2011:
Commercial..........  $   73     $   73     $   44    $   29   $  225      $  209    $  298    $  238    $  257    $   5
Agricultural........     160        159         45       114       62          60       222       174       239        3
                     --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
 Total..............  $  233     $  232     $   89    $  143   $  287      $  269    $  520    $  412    $  496    $   8
                     ========= ========== ========== ======== =========  ========== ========= ======== ========== ========

  Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $126 million and $259 million, respectively, for the year ended December 31, 2010; and interest income recognized for commercial and agricultural mortgage loans was $4 million and $8 million, respectively, for the year ended December 31, 2010.

  Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

                                 For the Years Ended December 31,
              -------------------------------------------------------------------------------
                             2012                                    2011
              --------------------------------------- ---------------------------------------
              Number of                               Number of
              Mortgage  Carrying Value after Specific Mortgage  Carrying Value after Specific
                Loans      Valuation Allowance          Loans      Valuation Allowance
              --------- ----------------------------- --------- -----------------------------
                            Pre-          Post-                     Pre-          Post-
                        Modification   Modification             Modification   Modification
                        ------------   ------------             ------------   ------------
                              (In millions)                           (In millions)
Commercial...     1       $    168       $    152         4       $    125       $     87
Agricultural.     5             17             16         9             40             40
              --------- ------------   ------------   --------- ------------   ------------
  Total......     6       $    185       $    168        13       $    165       $    127
              ========= ============   ============   ========= ============   ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012. During the 12 months ended December 31, 2011, the Company had three agricultural mortgage loans, with a carrying value after specific valuation allowance of $11 million, modified in a troubled debt restructuring with a subsequent payment default. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit partnerships, loans to affiliates (see "-- Related Party Investment Transactions") and leveraged leases.

  Leveraged Leases

  Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  December 31,
                                               -------------------
                                                 2012      2011
                                               -------- ----------
                                                  (In millions)
              Rental receivables, net......... $  1,465 $    1,761
              Estimated residual values.......      927      1,110
                                               -------- ----------
               Subtotal.......................    2,392      2,871
              Unearned income.................    (834)    (1,039)
                                               -------- ----------
               Investment in leveraged leases. $  1,558 $    1,832
                                               ======== ==========

  Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances, are as long as 33 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2012 and 2011, all rental receivables were performing.

  The deferred income tax liability related to leveraged leases was $1.4 billion and $1.3 billion at December 31, 2012 and 2011, respectively.

The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2012     2011    2010
                                                        ------  ------  ------
                                                          (In millions)
    Income from investment in leveraged leases........ $   34   $  101  $  102
    Less: Income tax expense on leveraged leases......   (12)     (35)    (36)
                                                        ------  ------  ------
    Investment income after income tax from
      investment in leveraged leases.................. $   22   $   66  $   66
                                                        ======  ======  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.1 billion and $1.2 billion at December 31, 2012 and 2011, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                           2012      2011      2010
                                                                         --------- --------- --------
                                                                                (In millions)
Fixed maturity securities............................................... $  19,120 $  14,266 $  6,189
Fixed maturity securities with noncredit OTTI losses in accumulated
  other comprehensive income (loss).....................................     (256)     (522)    (419)
                                                                         --------- --------- --------
   Total fixed maturity securities......................................    18,864    13,744    5,770
Equity securities.......................................................      (13)      (98)     (66)
Derivatives.............................................................     1,052     1,293       90
Short-term investments..................................................       (2)      (10)     (13)
Other...................................................................        18        45       48
                                                                         --------- --------- --------
   Subtotal.............................................................    19,919    14,974    5,829
                                                                         --------- --------- --------
Amounts allocated from:
 Insurance liability loss recognition...................................   (5,120)   (3,495)    (426)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        12        33       27
 DAC and VOBA...........................................................   (1,231)   (1,102)    (833)
 Policyholder dividend obligation.......................................   (3,828)   (2,919)    (876)
                                                                         --------- --------- --------
   Subtotal.............................................................  (10,167)   (7,483)  (2,108)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........        86       172      138
Deferred income tax benefit (expense)...................................   (3,498)   (2,794)  (1,440)
                                                                         --------- --------- --------
Net unrealized investment gains (losses)................................     6,340     4,869    2,419
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................       (1)       (1)      (1)
                                                                         --------- --------- --------
Net unrealized investment gains (losses) attributable to Metropolitan
  Life Insurance Company................................................ $   6,339 $   4,868 $  2,418
                                                                         ========= ========= ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2012          2011
                                                           --------      --------
                                                           (In millions)
      Balance, January 1,............................... $  (522)      $  (419)
      Noncredit OTTI losses recognized (1)..............     (22)          (17)
      Securities sold with previous noncredit OTTI loss.      122            85
      Subsequent changes in estimated fair value........      166         (171)
                                                           --------      --------
      Balance, December 31,............................. $  (256)      $  (522)
                                                           ========      ========

--------
(1)Noncredit OTTI losses recognized, net of DAC, were ($26) million and ($16) million for the years ended December 31, 2012 and 2011, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         ------------------------------
                                                                            2012       2011      2010
                                                                         ---------- ---------- --------
                                                                                 (In millions)
Balance, beginning of period............................................ $    4,868 $    2,418 $  (612)
Cumulative effect of change in accounting principles, net of income tax.         --         --       10
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................        266      (103)      155
Unrealized investment gains (losses) during the year....................      4,679      9,248    6,650
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................    (1,625)    (3,069)    (426)
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................       (21)          6     (22)
 DAC and VOBA...........................................................      (129)      (269)    (829)
 Policyholder dividend obligation.......................................      (909)    (2,043)    (876)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in accumulated other comprehensive income (loss)..........       (86)         34     (46)
 Deferred income tax benefit (expense)..................................      (704)    (1,354)  (1,580)
                                                                         ---------- ---------- --------
Net unrealized investment gains (losses)................................      6,339      4,868    2,424
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................         --         --      (6)
                                                                         ---------- ---------- --------
Balance, end of period.................................................. $    6,339 $    4,868 $  2,418
                                                                         ========== ========== ========
Change in net unrealized investment gains (losses)...................... $    1,471 $    2,450 $  3,036
Change in net unrealized investment gains (losses) attributable to
  noncontrolling interests..............................................         --         --      (6)
                                                                         ---------- ---------- --------
Change in net unrealized investment gains (losses) attributable to
 Metropolitan Life Insurance Company.................................... $    1,471 $    2,450 $  3,030
                                                                         ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies at both December 31, 2012 and 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Securities Lending

  As described in Note 1, the Company participates in a securities lending program. Elements of the securities lending program are presented below at:

                                                      December 31,
                                                   -------------------
                                                     2012      2011
                                                   --------- ---------
                                                      (In millions)
          Securities on loan: (1)
            Amortized cost........................ $  16,224 $  13,595
            Estimated fair value.................. $  18,564 $  15,726
          Cash collateral on deposit from
            counterparties (2).................... $  19,036 $  15,870
          Security collateral on deposit from
            counterparties (3).................... $      46 $     188
          Reinvestment portfolio -- estimated
            fair value............................ $  19,392 $  15,803

--------

(1)Included within fixed maturity securities, equity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and equity securities, and trading and FVO securities, and at carrying value for mortgage loans.

                                                                December 31,
                                                              -----------------
                                                                2012     2011
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,555 $    976
 Invested assets pledged as collateral (1)...................   19,812   17,280
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $ 21,367 $ 18,256
                                                              ======== ========

--------

(1)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see
   Note 9).

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI (see Note 1).

  The Company's PCI fixed maturity securities were as follows at:

                                                      December 31,
                                                    -----------------
                                                      2012     2011
                                                    -------- --------
                                                      (In millions)
           Outstanding principal and interest
             balance (1)........................... $  4,335 $  3,708
           Carrying value (2)...................... $  3,441 $  2,675

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                      Years Ended December 31,
                                                    --------------------------
                                                      2012          2011
                                                      --------      --------
                                                      (In millions)
           Contractually required payments
             (including interest).................. $  1,911      $  4,260
           Cash flows expected to be collected (1). $  1,436      $  3,603
           Fair value of investments acquired...... $    936      $  2,140

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                     Years Ended December 31,
                                                   --------------------------
                                                     2012          2011
                                                     ---------     --------
                                                     (In millions)
          Accretable yield, January 1,............ $   1,978     $    436
          Investments purchased...................       500        1,463
          Accretion recognized in earnings........     (181)         (97)
          Disposals...............................      (84)           --
          Reclassification (to) from
            nonaccretable difference..............       144          176
                                                     ---------     --------
          Accretable yield, December 31,.......... $   2,357     $  1,978
                                                     =========     ========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $7.5 billion at December 31, 2012. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.9 billion at December 31, 2012. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods:
2011 and 2010. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2012, 2011 and 2010. Aggregate total assets of these entities totaled $259.4 billion and $229.7 billion at December 31, 2012 and 2011, respectively. Aggregate total liabilities of these entities totaled
$22.2 billion at both December 31, 2012 and 2011. Aggregate net income (loss) of these entities totaled $16.5 billion, $8.4 billion and $16.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Consolidated VIEs

  The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2012 and 2011. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                      December 31,
                                          -------------------------------------
                                                 2012               2011
                                          ------------------ ------------------
                                          Total     Total    Total     Total
                                          Assets Liabilities Assets Liabilities
                                          ------ ----------- ------ -----------
                                                      (In millions)
 Other limited partnership interests..... $  189   $    1    $  203   $    1
 CSEs (assets (primarily securities) and
   liabilities (primarily debt)) (1).....     51       50       146      138
 Fixed maturity securities (2)...........    172       83        --       --
 Other invested assets...................     85       --       102        1
 Real estate joint ventures..............     11       14        16       18
                                          ------   ------    ------   ------
   Total................................. $  508   $  148    $  467   $  158
                                          ======   ======    ======   ======

--------

(1)The Company consolidates former QSPEs that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The assets and liabilities of these CSEs are primarily trading and FVO securities and long-term debt, respectively, and to a lesser extent include cash and cash equivalents and other liabilities. The Company's exposure was limited to that of its remaining investment in the former QSPEs of less than $1 million at estimated fair value at both December 31, 2012 and 2011. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $4 million, $9 million and $15 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $1 million for the year ended December 31, 2012. There was no interest expense for both the years ended December 31, 2011 and 2010.

  Unconsolidated VIEs

  The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                         -------------------------------------------
                                                 2012                  2011
                                         --------------------- ---------------------
                                                     Maximum               Maximum
                                         Carrying   Exposure   Carrying   Exposure
                                          Amount   to Loss (1)  Amount   to Loss (1)
                                         --------- ----------- --------- -----------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS and
   ABS) (2)............................. $  42,936  $  42,936  $  41,410  $  41,410
  U.S. and foreign corporate............     2,566      2,566      2,379      2,379
Other limited partnership interests.....     2,966      3,880      2,537      3,259
Other invested assets...................     1,068      1,381        745      1,140
Real estate joint ventures..............        34         40         32         49
                                         ---------  ---------  ---------  ---------
   Total................................ $  49,570  $  50,803  $  47,103  $  48,237
                                         =========  =========  =========  =========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $315 million and $264 million at December 31, 2012 and 2011, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2012, 2011 and 2010.

Net Investment Income

  The components of net investment income were as follows:

                                                                     Years Ended December 31,
                                                                   -----------------------------
                                                                     2012      2011      2010
                                                                   --------- --------- ---------
                                                                           (In millions)
Investment income:
 Fixed maturity securities........................................ $   8,295 $   8,225 $   8,147
 Equity securities................................................        68        73        89
 Trading and FVO securities -- Actively Traded Securities and FVO
   general account securities (1).................................        77        29        72
 Mortgage loans...................................................     2,528     2,401     2,258
 Policy loans.....................................................       451       479       515
 Real estate and real estate joint ventures.......................       593       493       329
 Other limited partnership interests..............................       555       435       684
 Cash, cash equivalents and short-term investments................        19        12        15
 International joint ventures.....................................       (2)       (1)         9
 Other............................................................         7       112       111
                                                                   --------- --------- ---------
     Subtotal.....................................................    12,591    12,258    12,229
   Less: Investment expenses......................................       743       652       663
                                                                   --------- --------- ---------
     Subtotal, net................................................    11,848    11,606    11,566
                                                                   --------- --------- ---------
 FVO CSEs -- interest income:
   Securities.....................................................         4         9        15
                                                                   --------- --------- ---------
       Net investment income...................................... $  11,852 $  11,615 $  11,581
                                                                   ========= ========= =========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were $44 million, $2 million and $30 million for the years ended
   December 31, 2012, 2011, and 2010, respectively.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Net Investment Gains (Losses)

Components of Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

                                                    Years Ended December 31,
                                                  ------------------------
                                                    2012      2011    2010
                                                  --------   ------ --------
                                                       (In millions)
     Total gains (losses) on fixed maturity
       securities:
       Total OTTI losses recognized -- by
        sector and industry:
        U.S. and foreign corporate
          securities -- by industry:
          Utility................................ $   (29)   $   -- $    (1)
          Finance................................     (21)     (37)    (117)
          Consumer...............................     (19)     (40)     (20)
          Communications.........................     (18)     (26)     (10)
          Industrial.............................      (4)      (8)       --
          Transportation.........................      (1)       --       --
                                                  --------   ------ --------
            Total U.S. and foreign corporate
              securities.........................     (92)    (111)    (148)
          RMBS...................................     (70)     (78)     (87)
          CMBS...................................     (28)      (9)     (59)
          ABS....................................      (2)     (28)     (66)
          Foreign government.....................       --      (1)       --
                                                  --------   ------ --------
       OTTI losses on fixed maturity
        securities recognized in earnings........    (192)    (227)    (360)
       Fixed maturity securities -- net
        gains (losses) on sales and disposals....       16      107      129
                                                  --------   ------ --------
          Total gains (losses) on fixed
            maturity securities..................    (176)    (120)    (231)
                                                  --------   ------ --------
     Total gains (losses) on equity
       securities:
       Total OTTI losses recognized -- by
        sector:
        Common...................................      (7)      (8)      (4)
        Non-redeemable preferred.................       --     (33)      (3)
                                                  --------   ------ --------
       OTTI losses on equity securities
        recognized in earnings...................      (7)     (41)      (7)
       Equity securities - net gains
        (losses) on sales and disposals..........       15       44       77
                                                  --------   ------ --------
        Total gains (losses) on equity
          securities.............................        8        3       70
                                                  --------   ------ --------
     Trading and FVO securities -- FVO
       general account securities -- changes
       in estimated fair value subsequent to
       consolidation.............................       11      (2)       --
     Mortgage loans..............................       84      133       59
     Real estate and real estate joint
       ventures..................................     (27)      133     (33)
     Other limited partnership interests.........     (35)       11      (5)
     Other investment portfolio gains
       (losses)..................................    (192)      (4)       36
                                                  --------   ------ --------
        Subtotal -- investment portfolio
          gains (losses).........................    (327)      154    (104)
                                                  --------   ------ --------
     FVO CSEs -- changes in estimated fair
       value subsequent to consolidation:
       Securities................................       --       --     (78)
       Long-term debt -- related to
        securities...............................      (7)      (8)       48
     Non-investment portfolio gains (losses).....        4     (14)     (36)
                                                  --------   ------ --------
        Subtotal FVO CSEs and non-investment
          portfolio gains (losses)...............      (3)     (22)     (66)
                                                  --------   ------ --------
          Total net investment gains (losses).... $  (330)   $  132 $  (170)
                                                  ========   ====== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $2 million, $21 million and $18 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                                     Years Ended December 31,
                                              -----------------------------------------------------------------------
                                                2012     2011     2010   2012  2011  2010    2012     2011     2010
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
                                              Fixed Maturity Securities  Equity Securities           Total
                                              -------------------------- ----------------- --------------------------
                                                                           (In millions)
Proceeds..................................... $ 29,472 $ 34,015 $ 30,817 $ 126 $ 771 $ 429 $ 29,598 $ 34,786 $ 31,246
                                              ======== ======== ======== ===== ===== ===== ======== ======== ========
Gross investment gains....................... $    327 $    445 $    544 $  23 $  86 $  88 $    350 $    531 $    632
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
Gross investment losses......................    (311)    (338)    (415)   (8)  (42)  (11)    (319)    (380)    (426)
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
Total OTTI losses recognized in earnings:
 Credit-related..............................    (125)    (183)    (334)    --    --    --    (125)    (183)    (334)
 Other (1)...................................     (67)     (44)     (26)   (7)  (41)   (7)     (74)     (85)     (33)
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
   Total OTTI losses recognized in earnings..    (192)    (227)    (360)   (7)  (41)   (7)    (199)    (268)    (367)
                                              -------- -------- -------- ----- ----- ----- -------- -------- --------
   Net investment gains (losses)............. $  (176) $  (120) $  (231) $   8 $   3 $  70 $  (168) $  (117) $  (161)
                                              ======== ======== ======== ===== ===== ===== ======== ======== ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           --------------------------
                                                                                             2012          2011
                                                                                             --------      --------
                                                                                             (In millions)
Balance, at January 1,.................................................................... $    316      $    330
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously impaired.       38            33
 Additional impairments -- credit loss OTTI recognized on securities previously impaired..       45            68
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities previously
  impaired as credit loss OTTI............................................................     (95)          (82)
 Securities impaired to net present value of expected future cash flows...................     (17)          (24)
 Increases in cash flows -- accretion of previous credit loss OTTI........................      (2)           (9)
                                                                                             --------      --------
Balance, at December 31,.................................................................. $    285      $    316
                                                                                             ========      ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Related Party Investment Transactions

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                   Years Ended December 31,
                                                   ------------------------
                                                   2012     2011     2010
                                                    -----   ------  ------
                                                      (In millions)
          Estimated fair value of invested assets
            transferred to affiliates............. $   4   $  170   $  444
          Amortized cost of invested assets
            transferred to affiliates............. $   4   $  164   $  431
          Net investment gains (losses)
            recognized on transfers............... $  --   $    6   $   13
          Estimated fair value of invested assets
            transferred from affiliates........... $  --   $  132   $  582

  The Company purchased from MetLife Bank, an affiliate, $1.5 billion of fixed maturity securities, at estimated fair value, for cash during the year ended December 31, 2012. See "-- Mortgage Loans" for information on additional purchases from this affiliate.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $1.5 billion at both December 31, 2012 and 2011. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife, Inc. assumed this affiliated debt from Exeter. One loan matured on September 30, 2012 and was replaced by a new loan on October 1, 2012. The loans which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 6.44% due on June 30, 2014, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016,
$150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due
December 16, 2021. Net investment income from these loans was $93 million, $69 million and $59 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company has a loan outstanding to Exeter, which is included in other invested assets, totaling $75 million at both December 31, 2012 and 2011. This loan is due on December 30, 2014 and bears interest on a weighted average of 6.80%. Net investment income from this loan was $5 million for each of the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $158 million, $164 million and $107 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also had additional affiliated net investment income of $4 million, $3 million and $16 million for the years ended December 31, 2012, 2011 and 2010, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

  Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

  To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives including foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

  To a lesser extent the Company uses currency options in non-qualifying hedging relationships.

  Credit Derivatives

  Credit default swaps are primarily used to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. The Company also enters into certain credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

  The Company also uses credit default swaps to economically hedge against credit-related changes in the value of its investments. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Equity Derivatives

  To a lesser extent, the Company uses equity index options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                    December 31,
                                                            -------------------------------------------------------------
                                                                         2012                           2011
                                                            ------------------------------- -----------------------------
                                                                       Estimated Fair Value          Estimated Fair Value
                                                             Notional  -------------------- Notional --------------------
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount   Assets  Liabilities
-                          -------------------------------- ---------- -------- ----------- -------- -------- -----------
                                                                                    (In millions)
Derivatives
Designated as Hedging
Instruments
Fair value hedges:
  Interest rate swaps.....       Interest rate............. $    4,824 $  1,893  $     79   $  4,259 $  1,849  $     86
  Foreign currency swaps..       Foreign currency
                                 exchange rate.............      3,064      332        71      2,622      312        79
                                                            ---------- --------  --------   -------- --------  --------
   Subtotal.............................................         7,888    2,225       150      6,881    2,161       165
                                                            ---------- --------  --------   -------- --------  --------
Cash flow hedges:
  Interest rate swaps.....       Interest rate.............      2,984      606        --      2,875      852        --
  Interest rate forwards..       Interest rate.............        265       58        --        345       81        --
  Foreign currency swaps..       Foreign currency
                                 exchange rate.............      7,595      198       246      5,135      314       160
  Credit forwards.........       Credit....................         --       --        --         20        4        --
                                                            ---------- --------  --------   -------- --------  --------
   Subtotal.............................................        10,844      862       246      8,375    1,251       160
                                                            ---------- --------  --------   -------- --------  --------
    Total qualifying hedges............................         18,732    3,087       396     15,256    3,412       325
                                                            ---------- --------  --------   -------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps.......       Interest rate.............     41,008    1,978       854     28,935    1,908       866
Interest rate floors......       Interest rate.............     33,870      737       493     13,290      789        14
Interest rate caps........       Interest rate.............     40,434       63        --     38,532       83        --
Interest rate futures.....       Interest rate.............      2,476       --        10      2,675        6         2
Interest rate options.....       Interest rate.............      4,862      336         2      4,624      326        --
Interest rate forwards....       Interest rate.............         --       --        --        500       --        14
Synthetic GICs............       Interest rate.............      4,162       --        --      4,454       --        --
Foreign currency swaps....       Foreign currency
                                 exchange rate.............      6,411      137       532      5,392      241       410
Foreign currency forwards.       Foreign currency
                                 exchange rate.............      2,131       16        26      2,014       81        --
Currency options..........       Foreign currency
                                 exchange rate.............        129        1        --         --       --        --
Credit default swaps......       Credit....................      7,693       62        19      7,765       90        81
Equity options............       Equity market.............        630        1        --        135       --        --
                                                            ---------- --------  --------   -------- --------  --------
   Total non-designated or non-qualifying
    derivatives.........................................       143,806    3,331     1,936    108,316    3,524     1,387
                                                            ---------- --------  --------   -------- --------  --------
   Total................................................    $  162,538 $  6,418  $  2,332   $123,572 $  6,936  $  1,712
                                                            ========== ========  ========   ======== ========  ========

  The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2012    2011     2010
                                                ------ -------- --------
                                                     (In millions)
       Derivatives and hedging gains (losses)
        (1).................................... $   77 $  2,040 $    353
       Embedded derivatives....................    598    (462)    (619)
                                                ------ -------- --------
        Total net derivative gains (losses).... $  675 $  1,578 $  (266)
                                                ====== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents earned income on derivatives for the:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2012     2011    2010
                                                   ------  ------  ------
                                                     (In millions)
         Qualifying hedges:
           Net investment income................. $  108   $   96  $   82
           Interest credited to policyholder
            account balances.....................    146      173     196
         Non-qualifying hedges:
           Net investment income.................    (6)      (8)     (4)
           Net derivative gains (losses).........    314      179      53
                                                  ------   ------  ------
            Total................................ $  562   $  440  $  327
                                                  ======   ======  ======

Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                     Net          Net
                                                  Derivative   Investment
                                                Gains (Losses) Income (1)
                                                -------------- ----------
                                                      (In millions)
       For the Year Ended December 31, 2012:
       Interest rate derivatives...............   $    (83)     $    --
       Foreign currency exchange rate
         derivatives...........................       (252)          --
       Credit derivatives......................          33        (15)
       Equity derivatives......................          --        (12)
                                                -------------- ----------
         Total.................................   $   (302)     $  (27)
                                                ============== ==========
       For the Year Ended December 31, 2011:
       Interest rate derivatives...............   $   1,679     $    --
       Foreign currency exchange rate
         derivatives...........................         103          --
       Credit derivatives......................          13           5
       Equity derivatives......................          --        (14)
                                                -------------- ----------
         Total.................................   $   1,795     $   (9)
                                                -------------- ==========
       For the Year Ended December 31, 2010:
       Interest rate derivatives...............   $     149     $    --
       Foreign currency exchange rate
         derivatives...........................         106          --
       Credit derivatives......................          28         (2)
       Equity derivatives......................          13        (17)
                                                -------------- ----------
         Total.................................   $     296     $  (19)
                                                ============== ==========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value      Hedged Items in Fair Value        Recognized    Recognized for Net Derivative
Hedging Relationships            Hedging Relationships         for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities..........   $         2   $         (3)    $      (1)
                           Policyholder liabilities (1).......          (72)              89            17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................           (1)               1            --
                           Foreign-denominated PABs (2).......            32            (41)           (9)
                                                                 -----------   -------------    ----------
  Total.....................................................     $       (39)  $          46    $        7
                                                                 ===========   =============    ==========
For the Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities..........   $      (18)   $          18    $       --
                           Policyholder liabilities (1).......         1,019           (994)            25
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................             1               3             4
                           Foreign-denominated PABs (2).......            28            (55)          (27)
                                                                 -----------   -------------    ----------
  Total.....................................................     $     1,030   $     (1,028)    $        2
                                                                 ===========   =============    ==========
For the Year Ended December 31, 2010:
Interest rate swaps:       Fixed maturity securities..........   $      (13)   $          15    $        2
                           Policyholder liabilities (1).......           153           (150)             3
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................            13            (13)            --
                           Foreign-denominated PABs (2).......            47            (34)            13
                                                                 -----------   -------------    ----------
  Total.....................................................     $       200   $       (182)    $       18
                                                                 ===========   =============    ==========

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

probable of occurring within two months of the anticipated date, the Company reclassified $1 million, $3 million and $9 million from AOCI into net derivative gains (losses) for the years ended December 31, 2012, 2011 and 2010, respectively, related to such discontinued cash flow hedges.

  At December 31, 2012 and 2011, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed eight years and nine years, respectively.

  At December 31, 2012 and 2011, the balance in AOCI associated with cash flow hedges was $1.1 billion and $1.3 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                           Amount of Gains (Losses)       Amount and Location of Gains           Amount and Location
                           Deferred in Accumulated         (Losses) Reclassified from             of Gains (Losses)
Derivatives in Cash Flow  Other Comprehensive Income     Accumulated Other Comprehensive     Recognized in Income (Loss)
Hedging Relationships       (Loss) on Derivatives       Income (Loss) into Income (Loss)           on Derivatives
------------------------  -------------------------- --------------------------------------- ---------------------------
                             (Effective Portion)               (Effective Portion)              (Ineffective Portion)
                          -------------------------- --------------------------------------- ---------------------------
                                                     Net Derivative Net Investment  Other          Net Derivative
                                                     Gains (Losses)     Income     Expenses        Gains (Losses)
                                                     -------------- -------------- --------- ---------------------------
                                                                  (In millions)
For the Year Ended December 31, 2012:
Interest rate swaps......   $                 (55)     $        3     $        4   $      --    $                   1
Interest rate forwards...                      (1)             --              2          --                       --
Foreign currency swaps...                    (187)            (7)            (5)          --                      (5)
Credit forwards..........                       --             --              1          --                       --
                          -------------------------- -------------- -------------- --------- ---------------------------
  Total..................   $                (243)     $      (4)     $        2   $      --    $                 (4)
                          ========================== ============== ============== ========= ===========================
For the Year Ended December 31, 2011:
Interest rate swaps......   $                  919     $       --     $        1   $      --    $                   1
Interest rate forwards...                      128             22              2          --                        2
Foreign currency swaps...                      166              7            (5)          --                        1
Credit forwards..........                       18              1             --          --                       --
                          -------------------------- -------------- -------------- --------- ---------------------------
  Total..................   $                1,231     $       30     $      (2)   $      --    $                   4
                          ========================== ============== ============== ========= ===========================
For the Year Ended December 31, 2010:
Interest rate swaps......   $                   90     $       --     $       --   $       1    $                   3
Interest rate forwards...                     (35)             10              3          --                      (1)
Foreign currency swaps...                       74           (56)            (6)          --                       --
Credit forwards..........                        5             --             --          --                       --
                          -------------------------- -------------- -------------- --------- ---------------------------
  Total..................   $                  134     $     (46)     $      (3)   $       1    $                   2
                          ========================== ============== ============== ========= ===========================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2012, ($4) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.2 billion and $5.4 billion at December 31, 2012 and 2011, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2012 and 2011, the Company would have received $50 million and paid $29 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2012                                   2011
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps      Swaps (2)    Maturity (3)   Swaps      Swaps (2)    Maturity (3)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                               (In millions)                          (In millions)
   Aaa/Aa/A
   Single name credit default swaps
     (corporate)........................  $      7            573           2.5  $      3   $        488           3.1
   Credit default swaps referencing
     indices............................        31          2,064           2.1       (1)          2,150           3.0
                                         ---------- --------------              ---------- --------------
    Subtotal............................        38          2,637           2.2         2          2,638           3.0
                                         ---------- --------------              ---------- --------------
   Baa
   Single name credit default swaps
     (corporate)........................         4            835           3.2      (10)            750           3.6
   Credit default swaps referencing
     indices............................         6          2,469           4.9      (19)          1,959           4.9
                                         ---------- --------------              ---------- --------------
    Subtotal............................        10          3,304           4.5      (29)          2,709           4.5
                                         ---------- --------------              ---------- --------------
   Ba
   Single name credit default swaps
     (corporate)........................        --             25           2.7        --             25           3.5
   Credit default swaps referencing
     indices............................        --             --            --        --             --            --
                                         ---------- --------------              ---------- --------------
    Subtotal............................        --             25           2.7        --             25           3.5
                                         ---------- --------------              ---------- --------------
   B
   Single name credit default swaps
     (corporate)........................        --             --            --        --             --            --
   Credit default swaps referencing
     indices............................         2            264           4.9       (2)             25           4.8
                                         ---------- --------------              ---------- --------------
   Subtotal.............................         2            264           4.9       (2)             25           4.8
                                         ---------- --------------              ---------- --------------
   Total................................  $     50   $      6,230           3.5  $   (29)   $      5,397           3.8
                                         ========== ==============              ========== ==============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.2 billion and $5.4 billion from the table above were $120 million and $80 million at December 31, 2012 and 2011, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and $0 in fair value at December 31, 2012. Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and ($1) million in fair value at December 31, 2011.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for netting of payments by product and currency for periodic settlements and a single net payment to be made by one party upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivatives. At December 31, 2012 and 2011, the Company was obligated to return cash collateral under its control of $3.4 billion and $4.4 billion, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2012 and 2011, the Company had received collateral consisting of various securities with a fair market value of $1.2 billion and $768 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2012, none of the collateral had been sold or repledged.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                                            Estimated Fair Value of    Fair Value of Incremental Collateral
                                                              Collateral Provided:                Provided Upon:
                                                          ---------------------------- ------------------------------------
                                                                                                      Downgrade in the
                                                                                       One Notch  Company's Credit Rating
                                                                                       Downgrade  to a Level that Triggers
                                         Estimated                                      in the         Full Overnight
                                       Fair Value of                                   Company's    Collateralization or
                                     Derivatives in Net   Fixed Maturity                Credit          Termination
                                   Liability Position (1) Securities (2)   Cash (3)     Rating   of the Derivative Position
                                   ---------------------- -------------- ------------- --------- --------------------------
                                                                         (In millions)
December 31, 2012:
Derivatives subject to credit-
  contingent provisions...........      $        263         $    261       $    --     $    --       $             1
Derivatives not subject to credit-
  contingent provisions...........                --               --             1          --                    --
                                   ---------------------- -------------- ------------- --------- --------------------------
 Total............................      $        263         $    261       $     1     $    --       $             1
                                   ====================== ============== ============= ========= ==========================
December 31, 2011:
Derivatives subject to credit-
  contingent provisions...........      $        151         $     94       $    --     $    25       $            64
Derivatives not subject to credit-
  contingent provisions...........                --               --            --          --                    --
                                   ---------------------- -------------- ------------- --------- --------------------------
 Total............................      $        151         $     94       $    --     $    25       $            64
                                   ====================== ============== ============= ========= ==========================

--------

(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

(3)Included in premiums, reinsurance and other receivables in the consolidated balance sheets.

  The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2012 and 2011, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2012 and 2011, the Company provided cash collateral for exchange-traded futures of $35 million and $37 million, respectively, which is included in premiums, reinsurance and other receivables.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                             December 31,
                                                                                           -----------------
                                                              Balance Sheet Location         2012     2011
                                                          -------------------------------- -------- --------
                                                                                             (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...................... Premiums, reinsurance and other receivables..................... $  1,362 $  1,163
  Options embedded in debt or equity
   securities............................................ Investments.....................     (55)     (15)
                                                                                           -------- --------
   Net embedded derivatives within
     asset host contracts................................                                  $  1,307 $  1,148
                                                                                           ======== ========
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..................... PABs............................ $   (92) $    307
  Funds withheld on ceded reinsurance.................... Other liabilities...............    1,563    1,646
  Other.................................................. PABs............................       16       17
                                                                                           -------- --------
   Net embedded derivatives within
     liability host contracts............................                                  $  1,487 $  1,970
                                                                                           ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                                ------------------------
                                                 2012    2011     2010
                                                ------ -------- --------
                                                     (In millions)
        Net derivative gains (losses) (1), (2). $  598 $  (462) $  (619)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($71) million, $88 million and ($43) million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $122 million, ($219) million and $82 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                      Level 1  Unadjusted quoted prices in active
                               markets for identical assets or
                               liabilities. The Company defines
                               active markets based on average
                               trading volume for equity securities.
                               The size of the bid/ask spread is
                               used as an indicator of market
                               activity for fixed maturity
                               securities.

                      Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Level 3  Unobservable inputs that are
                               supported by little or no market
                               activity and are significant to the
                               determination of estimated fair value
                               of the assets or liabilities.
                               Unobservable inputs reflect the
                               reporting entity's own assumptions
                               about the assumptions that market
                               participants would use in pricing the
                               asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                               Level 1   Level 2  Level 3    Fair Value
                                                              --------- --------- -------- ---------------
                                                                          (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $      -- $  61,540 $  5,460   $      67,000
  U.S. Treasury and agency...................................    17,653    14,927       71          32,651
  Foreign corporate..........................................        --    27,180    3,054          30,234
  RMBS.......................................................        --    23,323    1,702          25,025
  CMBS.......................................................        --     9,384      402           9,786
  ABS........................................................        --     6,202    1,923           8,125
  State and political subdivision............................        --     6,720       --           6,720
  Foreign government.........................................        --     3,853      282           4,135
                                                              --------- --------- -------- ---------------
    Total fixed maturity securities..........................    17,653   153,129   12,894         183,676
                                                              --------- --------- -------- ---------------
Equity securities:
  Common stock...............................................       189       792       60           1,041
  Non-redeemable preferred stock.............................        --       177      281             458
                                                              --------- --------- -------- ---------------
    Total equity securities..................................       189       969      341           1,499
                                                              --------- --------- -------- ---------------
Trading and FVO securities:
  Actively Traded Securities.................................         7       646        6             659
  FVO general account securities.............................        --        26       26              52
  FVO securities held by CSEs................................        --        41       --              41
                                                              --------- --------- -------- ---------------
    Total trading and FVO securities.........................         7       713       32             752
                                                              --------- --------- -------- ---------------
Short-term investments (1)...................................     2,565     3,936      252           6,753
Derivative assets: (2)
  Interest rate..............................................        --     5,613       58           5,671
  Foreign currency exchange rate.............................        --       646       38             684
  Credit.....................................................        --        29       33              62
  Equity market..............................................        --         1       --               1
                                                              --------- --------- -------- ---------------
    Total derivative assets..................................        --     6,289      129           6,418
                                                              --------- --------- -------- ---------------
Net embedded derivatives within asset host contracts (3).....        --        --    1,362           1,362
Separate account assets (4)..................................    24,237    95,794      940         120,971
                                                              --------- --------- -------- ---------------
     Total assets............................................ $  44,651 $ 260,830 $ 15,950   $     321,431
                                                              ========= ========= ======== ===============
Liabilities:
Derivative liabilities: (2)
  Interest rate.............................................. $      10 $   1,428 $     --   $       1,438
  Foreign currency exchange rate.............................        --       874        1             875
  Credit.....................................................        --        19       --              19
  Equity market..............................................        --        --       --              --
                                                              --------- --------- -------- ---------------
    Total derivative liabilities.............................        10     2,321        1           2,332
                                                              --------- --------- -------- ---------------
Net embedded derivatives within liability host contracts (3).        --        16    1,471           1,487
Long-term debt of CSEs.......................................        --        --       44              44
Trading liabilities (5)......................................       163        --       --             163
                                                              --------- --------- -------- ---------------
     Total liabilities....................................... $     173 $   2,337 $  1,516   $       4,026
                                                              ========= ========= ======== ===============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                                             December 31, 2011
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets:
Fixed maturity securities:
  U.S. corporate............................................. $       -- $   56,777 $    4,919   $   61,696
  U.S. Treasury and agency...................................     11,450     14,369         25       25,844
  Foreign corporate..........................................         --     26,888      2,258       29,146
  RMBS.......................................................         --     25,028        691       25,719
  CMBS.......................................................         --      8,886        219        9,105
  ABS........................................................         --      5,440      1,146        6,586
  State and political subdivision............................         --      6,182         --        6,182
  Foreign government.........................................         --      3,609        291        3,900
                                                              ---------- ---------- ---------- ---------------
    Total fixed maturity securities..........................     11,450    147,179      9,549      168,178
                                                              ---------- ---------- ---------- ---------------
Equity securities:
  Common stock...............................................         79        673        104          856
  Non-redeemable preferred stock.............................         --        129        293          422
                                                              ---------- ---------- ---------- ---------------
    Total equity securities..................................         79        802        397        1,278
                                                              ---------- ---------- ---------- ---------------
Trading and FVO securities:
  Actively Traded Securities.................................         --        473         --          473
  FVO general account securities.............................         --         93         14          107
  FVO securities held by CSEs................................         --        117         --          117
                                                              ---------- ---------- ---------- ---------------
    Total trading and FVO securities.........................         --        683         14          697
                                                              ---------- ---------- ---------- ---------------
Short-term investments (1)...................................      1,641      4,364        134        6,139
Derivative assets: (2)
  Interest rate..............................................          6      5,807         81        5,894
  Foreign currency exchange rate.............................         --        892         56          948
  Credit.....................................................         --         71         23           94
  Equity market..............................................         --         --         --           --
                                                              ---------- ---------- ---------- ---------------
    Total derivative assets..................................          6      6,770        160        6,936
                                                              ---------- ---------- ---------- ---------------
Net embedded derivatives within asset host contracts (3).....         --         --      1,163        1,163
Separate account assets (4)..................................     22,445     83,151      1,082      106,678
                                                              ---------- ---------- ---------- ---------------
     Total assets............................................ $   35,621 $  242,949 $   12,499   $  291,069
                                                              ========== ========== ========== ===============
Liabilities:
Derivative liabilities: (2)
  Interest rate.............................................. $        2 $      966 $       14   $      982
  Foreign currency exchange rate.............................         --        649         --          649
  Credit.....................................................         --         59         22           81
  Equity market..............................................         --         --         --           --
                                                              ---------- ---------- ---------- ---------------
    Total derivative liabilities.............................          2      1,674         36        1,712
                                                              ---------- ---------- ---------- ---------------
Net embedded derivatives within liability host contracts (3).         --         17      1,953        1,970
Long-term debt of CSEs.......................................         --         --        116          116
Trading liabilities (5)......................................        124          3         --          127
                                                              ---------- ---------- ---------- ---------------
     Total liabilities....................................... $      126 $    1,694 $    2,105   $    3,925
                                                              ========== ========== ========== ===============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets. At December 31, 2012, fixed maturity securities and equity securities included embedded derivatives of $0 and ($55) million, respectively. At December 31, 2011, fixed maturity securities and equity securities included embedded derivatives of less than $1 million and ($15) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a monthly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by reviewing such pricing with the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 0.5% of the total estimated fair value of fixed maturity securities and 7% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

Securities, Short-term Investments, Long-term Debt of CSEs and Trading
Liabilities

  When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  The estimated fair value of FVO securities held by CSEs, long-term debt of CSEs and trading liabilities is determined on a basis consistent with the methodologies described herein for securities. The Company consolidates certain securitization entities that hold securities that have been accounted for under the FVO and classified within trading and FVO securities.

  Level 2 Valuation Techniques and Key Inputs

    This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  U.S. corporate and foreign corporate securities

    These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

  U.S. Treasury and agency securities

    These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  State and political subdivision and foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  Common and non-redeemable preferred stock

    These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

Level 3 Valuation Techniques and Key Inputs:

  In general, fixed maturity securities and equity securities classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 Valuation Techniques and Key Inputs. However, if

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

  Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

  U.S. corporate and foreign corporate securities

    These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments or spreads over below investment grade curves to reflect industry trends or specific credit-related issues; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

  Structured securities comprised of RMBS, CMBS and ABS

    These securities are principally valued using the market and income approaches. Valuation is based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including spreads over below investment grade curves to reflect industry trends on specific credit-related issues. Below investment grade securities, alternative residential mortgage loan RMBS and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

  Foreign government securities

    These securities are principally valued using the market approach. Valuation is based primarily on independent non-binding broker quotations and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

  Common and non-redeemable preferred stock

    These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities, Short-term Investments, Long-term Debt of CSEs and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAVs provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "--Securities, Short-term Investments, Long-term Debt of CSEs and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

    The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivatives using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid-market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

     Interest rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Interbank Offered Rate ("LIBOR") basis curves.

       Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency exchange rate

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit

       Non-option-based. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market

       Option-based. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


    Level 3 Valuation Techniques and Key Inputs:

     These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Interest rate

       Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

     Foreign currency exchange rate

       Non-option-based. -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves, cross currency basis curves and currency correlation.

     Credit

       Non-option-based. -- Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

 Embedded Derivatives

  Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

  The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

  Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

  Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

  The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt of CSEs and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

    Level 3 Valuation Techniques and Key Inputs:

     Direct Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

     Reinsurance Ceded on Certain Guaranteed Minimum Benefits

       These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

     Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

       These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    During 2012, there were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012. During 2011, transfers between Levels 1 and 2 were not significant for assets and liabilities measured at estimated fair value and still held at December 31, 2011.

  Transfers into or out of Level 3:

    Transfers into or out of Level 3 are presented in the tables which follow. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or spreads from below investment grade curves.

    Transfers out of Level 3 for fixed maturity securities and separate account assets resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.


                                            Valuation Techniques        Significant Unobservable Inputs        Range
                                       --------------------------------------------------------------------------------------
Fixed maturity securities:

 U.S. corporate and foreign corporate  Matrix pricing                   Delta spread adjustments (1)         (50) -     500
                                                                        Illiquidity premium (1)               30  -      30
                                                                        Spreads from below investment
                                                                          grade curves (1)                  (144) -     779
                                                                        Offered quotes (2)                    --  -     178
                                       Market pricing                   Quoted prices (2)                 (1,416) -     830
                                       Consensus pricing                Offered quotes (2)                    35  -     105
                                       --------------------------------------------------------------------------------------

 RMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                     9  -   2,980
                                       Market pricing                   Quoted prices (2)                     13  -     100
                                       Consensus pricing                Offered quotes (2)                    28  -     100
                                       --------------------------------------------------------------------------------------

 CMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                    35  -   4,750
                                       Market pricing                   Quoted prices (2)                    100  -     104
                                       --------------------------------------------------------------------------------------

 ABS                                   Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                    --  -   1,829
                                       Market pricing                   Quoted prices (2)                     40  -     102
                                       Consensus pricing                Offered quotes (2)                    --  -     111
                                       --------------------------------------------------------------------------------------

 Foreign government                    Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                   111  -     111
                                       Market pricing                   Quoted prices (2)                     77  -     101
                                       Consensus pricing                Offered quotes (2)                    82  -     158
                                       --------------------------------------------------------------------------------------

Derivatives:
 Interest rate                         Present value techniques         Swap yield (1)                       186  -     332
                                       --------------------------------------------------------------------------------------

 Foreign currency exchange rate        Present value techniques         Swap yield (1)                       647  -     795
                                                                        Currency correlation                  43% -      57%
                                       --------------------------------------------------------------------------------------

 Credit                                Present value techniques         Credit spreads (1)                   100  -     100
                                       Consensus pricing                Offered quotes (3)
                                       --------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed minimum   Option pricing techniques        Mortality rates:
 benefits                                                                   Ages 0 - 40                        0% -    0.10%
                                                                            Ages 41 - 60                    0.05% -    0.64%
                                                                            Ages 61 - 115                   0.32% -     100%
                                                                        Lapse rates:
                                                                            Durations 1 - 10                0.50% -     100%
                                                                            Durations 11 - 20                  3% -     100%
                                                                            Durations 21 - 116                 3% -     100%
                                                                        Utilization rates (4)                 20% -      50%
                                                                        Withdrawal rates                    0.07% -      10%
                                                                        Long-term equity volatilities      17.40% -      25%
                                                                        Nonperformance risk spread          0.10% -    0.67%
                                       --------------------------------------------------------------------------------------

                                                                                                          Weighted
                                            Valuation Techniques        Significant Unobservable Inputs   Average
                                       ---------------------------------------------------------------------------
Fixed maturity securities:

 U.S. corporate and foreign corporate  Matrix pricing                   Delta spread adjustments (1)         84
                                                                        Illiquidity premium (1)
                                                                        Spreads from below investment
                                                                          grade curves (1)                  205
                                                                        Offered quotes (2)
                                       Market pricing                   Quoted prices (2)                   138
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

 RMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  541
                                       Market pricing                   Quoted prices (2)                    99
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

 CMBS                                  Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  486
                                       Market pricing                   Quoted prices (2)                   102
                                       ---------------------------------------------------------------------------

 ABS                                   Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  105
                                       Market pricing                   Quoted prices (2)                    99
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

 Foreign government                    Matrix pricing and discounted    Spreads from below investment
                                         cash flow                        grade curves (1)                  111
                                       Market pricing                   Quoted prices (2)                    87
                                       Consensus pricing                Offered quotes (2)
                                       ---------------------------------------------------------------------------

Derivatives:
 Interest rate                         Present value techniques         Swap yield (1)
                                       ---------------------------------------------------------------------------

 Foreign currency exchange rate        Present value techniques         Swap yield (1)
                                                                        Currency correlation
                                       ---------------------------------------------------------------------------

 Credit                                Present value techniques         Credit spreads (1)
                                       Consensus pricing                Offered quotes (3)
                                       ---------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded guaranteed minimum   Option pricing techniques        Mortality rates:
 benefits                                                                   Ages 0 - 40
                                                                            Ages 41 - 60
                                                                            Ages 61 - 115
                                                                        Lapse rates:
                                                                            Durations 1 - 10
                                                                            Durations 11 - 20
                                                                            Durations 21 - 116
                                                                        Utilization rates (4)
                                                                        Withdrawal rates
                                                                        Long-term equity volatilities
                                                                        Nonperformance risk spread
                                       ---------------------------------------------------------------------------

(1)For this unobservable input, range and weighted average are presented in basis points.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


(2)For this unobservable input, range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(3)At December 31, 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(4)This range is attributable to certain GMIBs and lifetime withdrawal benefits.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement for other assets and liabilities classified within Level 3. These assets and liabilities are subject to the controls described under "-- Investments - Valuation Controls and Procedures." Generally, all other classes of securities including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The long-term debt of CSEs is valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these assets and liabilities is similar in nature to that described below. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements" and Note 11.

  A description of the sensitivity of the estimated fair value to changes in the significant unobservable inputs for certain of the major asset and liability classes described above is as follows:

  Securities

    Significant spread widening in isolation will adversely impact the overall valuation, while significant spread tightening will lead to substantial valuation increases. Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations. Significant increases (decreases) in offered quotes in isolation would result in substantially higher (lower) valuations. For U.S. and foreign corporate securities, significant increases (decreases) in illiquidity premiums in isolation would result in substantially lower (higher) valuations. For RMBS, CMBS and ABS, changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

  Interest rate derivatives

    Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes.

  Foreign currency exchange rate derivatives

    Significant increases (decreases) in the unobservable portion of the swap yield curve in isolation will result in substantial valuation changes. Increases (decreases) in currency correlation in isolation will increase (decrease) the significance of the change in valuations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit derivatives

    Credit derivatives with significant unobservable inputs are primarily comprised of credit default swaps written by the Company. Significant credit spread widening in isolation will result in substantially higher adverse valuations, while significant spread tightening will result in substantially lower adverse valuations. Significant increases (decreases) in offered quotes in isolation will result in substantially higher (lower) valuations.

  Direct and ceded guaranteed minimum benefits

    For any increase (decrease) in mortality and lapse rates, the fair value of the guarantees will decrease (increase). For any increase (decrease) in utilization and volatility, the fair value of the guarantees will increase (decrease). Specifically for GMWBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will increase (decrease). Specifically for GMABs and GMIBs, for any increase (decrease) in withdrawal rates, the fair value of the guarantees will decrease (increase).

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective periods:

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          ------------------------------------------------------------------------------
                                                       U.S.                                        State and
                                            U.S.     Treasury   Foreign                            Political   Foreign
                                          Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2012:
Balance, January 1,...................... $  4,919    $  25    $  2,258  $    691 $  219 $  1,146       $  --     $  291
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2).............
   Net investment income.................        7       --           6        27     --        1          --          5
   Net investment gains (losses).........      (2)       --        (52)       (5)    (7)      (1)          --        (5)
   Net derivative gains (losses).........       --       --          --        --     --       --          --         --
 Other comprehensive income (loss).......      173       --         142       220    (3)      (3)          --         19
Purchases (3)............................    1,282       47       1,213       892    268      953          --          2
Sales (3)................................    (848)      (1)       (489)     (242)  (167)    (157)          --       (55)
Issuances (3)............................       --       --          --        --     --       --          --         --
Settlements (3)..........................       --       --          --        --     --       --          --         --
Transfers into Level 3 (4)...............      559       --          99       131    104        4          --         25
Transfers out of Level 3 (4).............    (630)       --       (123)      (12)   (12)     (20)          --         --
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
Balance, December 31,.................... $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923       $  --     $  282
                                          ========= ========== ========= ======== ====== ======== =========== ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
   Net investment income................. $      4    $  --    $      5  $     27 $   -- $      1       $  --     $    5
   Net investment gains (losses)......... $    (3)    $  --    $   (13)  $    (2) $   -- $     --       $  --     $   --
   Net derivative gains (losses)......... $     --    $  --    $     --  $     -- $   -- $     --       $  --     $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                   Equity Securities:    Trading and FVO Securities:
                                                   --------------------- ------------------------
                                                               Non-                         FVO
                                                            redeemable    Actively        General                  Separate
                                                   Common   Preferred      Traded         Account    Short-term    Account
                                                   Stock      Stock      Securities      Securities  Investments  Assets (6)
                                                   ------   ----------   ----------      ----------  -----------  ----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance, January 1,............................... $  104     $  293       $  --           $  14       $  134      $  1,082
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................     --         --          --              12           --            --
  Net investment gains (losses)...................      7        (1)          --              --           --            84
  Net derivative gains (losses)...................     --         --          --              --           --            --
 Other comprehensive income (loss)................    (7)         16          --              --         (19)            --
Purchases (3).....................................     10          5           6              --          246           171
Sales (3).........................................   (24)       (32)          --              --        (106)         (379)
Issuances (3).....................................     --         --          --              --           --             2
Settlements (3)...................................     --         --          --              --           --           (1)
Transfers into Level 3 (4)........................      1         --          --              --            5            24
Transfers out of Level 3 (4)......................   (31)         --          --              --          (8)          (43)
                                                   ------   ----------   ----------      ----------  -----------  ----------
Balance, December 31,............................. $   60     $  281       $   6           $  26       $  252      $    940
                                                   ======   ==========   ==========      ==========  ===========  ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $   --     $   --       $  --           $  12       $   --      $     --
  Net investment gains (losses)................... $  (4)     $   --       $  --           $  --       $   --      $     --
  Net derivative gains (losses)................... $   --     $   --       $  --           $  --       $   --      $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                           Net Derivatives: (7)
                                                   ----------------------------------------
                                                              Foreign
                                                              Currency                            Net
                                                   Interest   Exchange             Equity      Embedded       Long-term
                                                     Rate       Rate     Credit    Market   Derivatives (8)  Debt of CSEs
                                                   ---------  --------  --------  --------  ---------------  ------------
                                                                             (In millions)
Year Ended December 31, 2012:
Balance, January 1,............................... $      67  $     56  $      1  $     --    $     (790)    $     (116)
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................        --        --        --        --             --             --
  Net investment gains (losses)...................        --        --        --        --             --            (7)
  Net derivative gains (losses)...................        17      (19)        38        --            629             --
 Other comprehensive income (loss)................       (1)        --        --        --             --             --
Purchases (3).....................................        --        --        --        --             --             --
Sales (3).........................................        --        --        --        --             --             --
Issuances (3).....................................        --        --       (3)        --             --             --
Settlements (3)...................................      (25)        --       (3)        --             52             79
Transfers into Level 3 (4)........................        --        --        --        --             --             --
Transfers out of Level 3 (4)......................        --        --        --        --             --             --
                                                   ---------  --------  --------  --------  ---------------  ------------
Balance, December 31,............................. $      58  $     37  $     33  $     --    $     (109)    $      (44)
                                                   =========  ========  ========  ========  ===============  ============
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $      --  $     --  $     --  $     --    $        --    $        --
  Net investment gains (losses)................... $      --  $     --  $     --  $     --    $        --    $       (7)
  Net derivative gains (losses)................... $      --  $   (19)  $     36  $     --    $       636    $        --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               --------------------------------------------------------------------------------------
                                                             Fixed Maturity Securities:
                               --------------------------------------------------------------------------------------
                                             U.S.                                               State and
                                 U.S.      Treasury   Foreign                                   Political   Foreign
                               Corporate  and Agency Corporate     RMBS      CMBS      ABS     Subdivision Government
                               ---------- ---------- ---------- ---------- -------- ---------- ----------- ----------
                                                                   (In millions)
Year Ended December 31, 2011:
Balance, January 1,........... $    5,063    $    44 $    2,796 $    1,985 $    161 $    1,514     $     1   $    171
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)..
  Net investment income.......          4         --          7         10       --          2          --          6
  Net investment gains
   (losses)...................       (15)         --         16       (10)      (1)       (12)          --         --
  Net derivative gains
   (losses)...................         --         --         --         --       --         --          --         --
 Other comprehensive income
  (loss)......................        258          2       (24)       (52)       28         42          --         17
Purchases (3).................        789         --        915         78      106        670          --        118
Sales (3).....................      (653)        (1)    (1,129)      (127)     (86)      (370)          --       (21)
Issuances (3).................         --         --         --         --       --         --          --         --
Settlements (3)...............         --         --         --         --       --         --          --         --
Transfers into Level 3 (4)....        122         --        155         --       11         11          --         --
Transfers out of Level 3 (4)..      (649)       (20)      (478)    (1,193)       --      (711)         (1)         --
                               ---------- ---------- ---------- ---------- -------- ---------- ----------- ----------
Balance, December 31,......... $    4,919    $    25 $    2,258 $      691 $    219 $    1,146     $    --   $    291
                               ========== ========== ========== ========== ======== ========== =========== ==========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income....... $        4    $    -- $        5 $       11 $     -- $        2     $    --   $      5
  Net investment gains
   (losses)................... $     (27)    $    -- $     (22) $     (10) $     -- $      (9)     $    --   $     --
  Net derivative gains
   (losses)................... $       --    $    -- $       -- $       -- $     -- $       --     $    --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -------------------------------------------------------------------------
                                                   Equity Securities:     Trading and FVO Securities:
                                                   ---------------------- -------------------------
                                                                 Non-                       FVO
                                                              redeemable   Actively       General                   Separate
                                                    Common    Preferred     Traded        Account     Short-term    Account
                                                    Stock       Stock     Securities     Securities   Investments  Assets (6)
                                                    --------  ----------  ----------     ----------   -----------  ----------
                                                                            (In millions)
Year Ended December 31, 2011:
Balance, January 1,............................... $     79    $    633    $    10        $    50      $    379    $    1,509
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................       --          --         --            (6)             1            --
  Net investment gains (losses)...................       11        (45)         --             --           (1)           101
  Net derivative gains (losses)...................       --          --         --             --            --            --
 Other comprehensive income (loss)................       11           1         --             --            --            --
Purchases (3).....................................       22           2         --             --           134           188
Sales (3).........................................     (20)       (298)        (8)           (30)         (379)         (482)
Issuances (3).....................................       --          --         --             --            --            --
Settlements (3)...................................       --          --         --             --            --            --
Transfers into Level 3 (4)........................        1          --         --             --            --            18
Transfers out of Level 3 (4)......................       --          --        (2)             --            --         (252)
                                                   --------   ----------  ----------     ----------   -----------  ----------
Balance, December 31,............................. $    104    $    293    $    --        $    14      $    134    $    1,082
                                                   ========   ==========  ==========     ==========   ===========  ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
 Net investment income............................ $     --    $     --    $    --        $   (6)      $      1    $       --
 Net investment gains (losses).................... $    (6)    $   (16)    $    --        $    --      $    (1)    $       --
 Net derivative gains (losses).................... $     --    $     --    $    --        $    --      $     --    $       --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                         Net Derivatives: (7)
                                                   ----------------------------------------
                                                              Foreign
                                                              Currency                            Net
                                                   Interest   Exchange            Equity       Embedded       Long-term
                                                     Rate       Rate     Credit   Market    Derivatives (8)  Debt of CSEs
                                                   --------   --------   ------   -------   ---------------  ------------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance, January 1,...............................  $  (23)     $   46    $  33   $    --         $   (382)     $   (184)
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................       --         --       --        --                --            --
  Net investment gains (losses)...................       --         --       --        --                --           (8)
  Net derivative gains (losses)...................      (7)         10     (33)        --             (458)            --
 Other comprehensive income (loss)................      130         --       14        --                --            --
Purchases (3).....................................       --         --       --        --                --            --
Sales (3).........................................       --         --       --        --                --            --
Issuances (3).....................................       --         --      (2)        --                --            --
Settlements (3)...................................     (33)         --     (11)        --                50            76
Transfers into Level 3 (4)........................       --         --       --        --                --            --
Transfers out of Level 3 (4)......................       --         --       --        --                --            --
                                                   --------   --------   ------   -------   ---------------  ------------
Balance, December 31,.............................  $    67     $   56    $   1   $    --         $   (790)     $   (116)
                                                   ========   ========   ======   =======   ===============  ============
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $    --     $   --    $  --   $    --         $      --     $      --
  Net investment gains (losses)...................  $    --     $   --    $  --   $    --         $      --     $     (8)
  Net derivative gains (losses)...................                                                              $      --
                                                    $  (13)     $   10    $(32)   $    --         $   (454)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   ---------------------------------------------------------------------------
                                                                           Fixed Maturity Securities:
                                                   ---------------------------------------------------------------------------
                                                                U.S.                                     State and
                                                     U.S.     Treasury   Foreign                         Political   Foreign
                                                   Corporate and Agency Corporate   RMBS   CMBS   ABS   Subdivision Government
                                                   --------- ---------- --------- -------- ----- ------ ----------- ----------
                                                                                  (In millions)
Year Ended December 31, 2010:
Balance, January 1,...............................  $  4,674    $    --  $  3,456 $  2,290 $  87 $  958    $     20   $    249
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................        17         --       (1)       63     2      5          --          5
  Net investment gains (losses)...................      (10)         --      (32)     (47)   (2)   (33)          --        (1)
  Net derivative gains (losses)...................        --         --        --       --    --     --          --         --
 Other comprehensive income (loss)................       184         --       179      234    50    113          --         16
Purchases, sales, issuances and settlements (3)...     (400)         22     (709)    (420)  (21)    581           2         15
Transfers into Level 3 (4)........................       751         22       351       57    45     29          --         --
Transfers out of Level 3 (4)......................     (153)         --     (448)    (192)    --  (139)        (21)      (113)
                                                   --------- ---------- --------- -------- ----- ------ ----------- ----------
Balance, December 31,.............................  $  5,063    $    44  $  2,796 $  1,985 $ 161 $1,514    $      1   $    171
                                                   ========= ========== ========= ======== ===== ====== =========== ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $      8    $    --  $    (2) $     62 $   1 $    5    $     --   $      5
  Net investment gains (losses)...................  $   (32)    $    --  $   (43) $   (26) $ (2) $ (23)    $     --   $     --
  Net derivative gains (losses)...................  $     --    $    --  $     -- $     -- $  -- $   --    $     --   $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -------------------------------------------------------------------------
                                                   Equity Securities:     Trading and FVO Securities:
-                                                  ---------------------- -------------------------
                                                                Non-                        FVO
                                                             redeemable    Actively       General                   Separate
                                                   Common    Preferred      Traded        Account     Short-term    Account
                                                   Stock       Stock      Securities     Securities   Investments  Assets (6)
                                                   -------   ----------   ----------     ----------   -----------  ----------
                                                                            (In millions)
Year Ended December 31, 2010:
Balance, January 1,............................... $    64    $     793    $      32      $      51    $        8    $  1,583
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................      --           --           --             10             1          --
  Net investment gains (losses)...................     (1)           30           --             --            --         142
  Net derivative gains (losses)...................      --           --           --             --            --          --
 Other comprehensive income (loss)................      --            2           --             --            --          --
Purchases, sales, issuances and settlements (3)...      16        (192)         (22)           (30)           370        (31)
Transfers into Level 3 (4)........................       1           --           --             37            --          46
Transfers out of Level 3 (4)......................     (1)           --           --           (18)            --       (231)
                                                   -------   ----------   ----------     ----------   -----------  ----------
Balance, December 31,............................. $    79    $     633    $      10      $      50    $      379    $  1,509
                                                   =======   ==========   ==========     ==========   ===========  ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income........................... $    --    $      --    $      --      $      13    $        1    $     --
  Net investment gains (losses)................... $   (2)    $     (3)    $      --      $      --    $       --    $     --
  Net derivative gains (losses)................... $    --    $      --    $      --      $      --    $       --    $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                   Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                   -----------------------------------------------------------------------
                                                        Net Derivatives: (7)
                                                   ----------------------------------------
                                                               Foreign
                                                               Currency                           Net         Long-term
                                                   Interest    Exchange            Equity      Embedded        Debt of
                                                     Rate        Rate     Credit   Market   Derivatives (8)   CSEs (9)
                                                   --------    --------   ------   ------   ---------------   ----------
                                                                         (In millions)
Year Ended December 31, 2010:
Balance, January 1,...............................  $    --    $     53    $  37   $    2     $         166   $       --
Total realized/unrealized gains (losses) included
 in:
 Net income (loss): (1), (2)......................
  Net investment income...........................       --          --       --       --                --           --
  Net investment gains (losses)...................       --          --       --       --                --           48
  Net derivative gains (losses)...................       23          28        2      (2)             (588)           --
 Other comprehensive income (loss)................     (36)          --        1       --                --           --
Purchases, sales, issuances and settlements (3)...     (10)        (35)      (7)       --                40        (232)
Transfers into Level 3 (4)........................       --          --       --       --                --           --
Transfers out of Level 3 (4)......................       --          --       --       --                --           --
                                                   --------    --------   ------   ------   ---------------   ----------
Balance, December 31,.............................  $  (23)    $     46    $  33   $   --     $       (382)   $    (184)
                                                   ========    ========   ======   ======   ===============   ==========
Changes in unrealized gains (losses) included in
 net income (loss): (5)
  Net investment income...........................  $    --    $     --    $  --   $   --     $          --   $       --
  Net investment gains (losses)...................  $    --    $     --    $  --   $   --     $          --   $       48
  Net derivative gains (losses)...................  $    23    $     21    $   3   $  (2)     $       (584)   $       --

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

   respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Relates to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(9)The long-term debt of the CSEs consolidated as of January 1, 2010 is reported within the purchases, sales, issuances and settlements caption of the rollforward.

 Fair Value Option

  The following table presents information for long-term debt held by CSEs, which are accounted for under the FVO, and were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2012     2011
-                                                                          ------- --------
                                                                            (In millions)
Contractual principal balance............................................. $    60 $    138
Difference between estimated fair value and contractual principal balance.    (16)     (22)
                                                                           ------- --------
 Carrying value at estimated fair value (1)............................... $    44 $    116
                                                                           ======= ========

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods presented; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                                      Years Ended December 31,
                                -------------------------------------------------------------------------------------------
                                              2012                              2011                              2010
                                --------------------------------- --------------------------------- -----------------------
                                 Carrying    Carrying              Carrying    Carrying              Carrying    Carrying
                                   Value       Value                 Value       Value                 Value       Value
                                 Prior to      After     Gains     Prior to      After     Gains     Prior to      After
                                Measurement Measurement (Losses)  Measurement Measurement (Losses)  Measurement Measurement
                                ----------- ----------- --------- ----------- ----------- --------- ----------- -----------
                                                                            (In millions)
Mortgage loans, net (1)........  $    377    $    361   $    (16)  $    168    $    143   $    (25)  $    176    $    160
Other limited partnership
 interests (2).................  $     78    $     48   $    (30)  $     11    $      8   $     (3)  $      3    $      1
Real estate joint ventures (3).  $     12    $      8   $     (4)  $     --    $     --   $      --  $      8    $      3
Goodwill (4)...................  $     10    $     --   $    (10)  $     --    $     --   $      --  $     --    $     --

                                ----------

                                ----------


                                 Gains
                                (Losses)
                                ---------

Mortgage loans, net (1)........ $    (16)
Other limited partnership
 interests (2)................. $     (2)
Real estate joint ventures (3). $     (5)
Goodwill (4)................... $      --

--------

(1)The carrying value after measurement has been adjusted for the excess of the carrying value prior to measurement over the estimated fair value. Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(3)These investments were accounted for using the cost method. Estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2012 and 2011 were not significant.

(4)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of these financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximate carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. The tables below also exclude financial instruments reported at estimated fair value on a recurring basis. See "-- Recurring Fair Value Measurements." All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                   December 31, 2012
                                             --------------------------------------------------------------
                                                                  Fair Value Hierarchy
                                             --------------------------------------------------------------
                                              Carrying                                         Total Estimated
                                               Value        Level 1     Level 2     Level 3      Fair Value
                                             ---------- ----------- ----------- -----------    ---------------
                                                                     (In millions)
Assets:
Mortgage loans, net......................... $   44,657 $        -- $        -- $    47,365      $    47,365
Policy loans................................ $    8,364 $        -- $       793 $     9,470      $    10,263
Real estate joint ventures.................. $       52 $        -- $        -- $        68      $        68
Other limited partnership interests......... $    1,048 $        -- $        -- $     1,161      $     1,161
Other invested assets....................... $    2,014 $        93 $     1,885 $       152      $     2,130
Premiums, reinsurance and other
 receivables................................ $   14,172 $        -- $        37 $    15,129      $    15,166
Liabilities:
PABs........................................ $   71,611 $        -- $        -- $    75,189      $    75,189
Long-term debt.............................. $    2,276 $        -- $     2,713 $        --      $     2,713
Other liabilities........................... $   19,865 $        -- $       171 $    20,488      $    20,659
Separate account liabilities................ $   51,985 $        -- $    51,985 $        --      $    51,985
Commitments: (1)
Mortgage loan commitments................... $       -- $        -- $        -- $        10      $        10
Commitments to fund bank credit facilities,
 bridge loans and private corporate bond
 investments................................ $       -- $        -- $        13 $        --      $        13

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                                                          December 31, 2011
                                                                                     ---------------------------
                                                                                         Carrying      Estimated
                                                                                        Value       Fair Value
                                                                                     ------------- -------------
                                                                                            (In millions)
Assets:
Mortgage loans, net................................................................. $      43,880 $      46,013
Policy loans........................................................................ $       8,314 $      10,279
Real estate joint ventures.......................................................... $          59 $          73
Other limited partnership interests................................................. $       1,207 $       1,517
Other invested assets............................................................... $       1,996 $       2,032
Premiums, reinsurance and other receivables......................................... $      18,127 $      19,276
Liabilities:
PABs................................................................................ $      65,606 $      68,360
Long-term debt...................................................................... $       2,106 $       2,408
Other liabilities................................................................... $      23,963 $      24,637
Separate account liabilities........................................................ $      45,467 $      45,467
Commitments: (1)
Mortgage loan commitments........................................................... $          -- $           3
Commitments to fund bank credit facilities, bridge loans and private corporate bond
 investments........................................................................ $          -- $          38

--------

(1)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities. See Note 17 for additional information on these off-balance sheet obligations.

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

  The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

  Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Real Estate Joint Ventures and Other Limited Partnership Interests

  The amounts disclosed in the preceding tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

  Other invested assets within the preceding tables are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

  Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding tables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

  Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  PABs

  PABs in the preceding tables include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

  The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

  The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Capital leases, which are not required to be disclosed at estimated fair value, are excluded from the preceding tables.

  Other Liabilities

  Other liabilities consist primarily of interest and dividends payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain ceded and assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

  Separate account liabilities included in the preceding tables represent those balances due to policyholders under contracts that are classified as investment contracts.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

  Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

 Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities, bridge loans and private corporate bonds that will be held for investment reflected in the above tables represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, such as the Retail Annuities and Life & Other reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the Retail Annuities and Life & Other reporting units are particularly sensitive to equity market levels.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  A discontinued cash flow valuation was performed for the Retail Annuities reporting unit that resulted in a fair value of the reporting unit less than the carrying value, indicating a potential for goodwill impairment. The growing concern regarding an extended period of low interest rates was reflected in the fair value estimate, particularly on the returns a market buyer would assume on the fixed income portion of separate account annuity products. While performing the Step 2 analysis, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment, the Company considered similar analysis performed on the Retail Annuities reporting unit of its parent company, MetLife, Inc., and determined that all of the recorded goodwill associated with the Company's Retail Annuities reporting unit was not recoverable. A non-cash charge of $10 million, which had no impact on income taxes, was recorded for the impairment of the entire goodwill balance in other expenses in the consolidated statements of operations for the year ended December 31, 2012.

  In addition, the Company performed its annual goodwill impairment tests of its other reporting units and concluded that the fair values of all such reporting units were in excess of their carrying values and, therefore, their goodwill was not impaired.

  As discussed in Note 2, during 2012, the Company reorganized its business. In connection with this reorganization, $105 million of goodwill at December 31, 2009 was reallocated to the Retail segment and Group,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Voluntary & Worksite Benefits segment in the amounts of $37 million and $68 million, respectively. The reorganization had no impact on goodwill for the Corporate Benefit Funding segment and Corporate & Other. There were no acquisitions, dispositions or impairments of goodwill for both the years ended December 31, 2011 and 2010. Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                               Retail    Benefits    Funding   & Other   Total
                              --------- ----------- --------- --------- --------
                                                (In millions)
Balance at December 31, 2011
Goodwill..................... $      37   $    68    $     2   $     4  $    111
Accumulated impairment.......        --        --         --        --        --
                              ---------   -------    -------   -------  --------
 Total goodwill, net......... $      37   $    68    $     2   $     4  $    111

Impairments.................. $    (10)   $    --    $    --   $    --  $   (10)

Balance at December 31, 2012
Goodwill.....................        37        68          2         4       111
Accumulated impairment.......      (10)        --         --        --      (10)
                              ---------   -------    -------   -------  --------
Total goodwill, net.......... $      27   $    68    $     2   $     4  $    101
                              =========   =======    =======   =======  ========

12. Long-term and Short-term Debt

  Long-term and short-term debt outstanding was as follows:

                                  Interest Rates (1)
                                ----------------------
                                                                     December 31,
                                              Weighted             -----------------
                                    Range     Average   Maturity     2012     2011
                                ------------- -------- ----------- -------- --------
                                                                     (In millions)
Surplus notes -- affiliated.... 3.00% - 7.38%  6.52%   2014 - 2037 $  1,099 $  1,099
Surplus notes.................. 7.63% - 7.88%  7.84%   2015 - 2025      700      700
Mortgage loans -- affiliated... 2.17% - 7.26%  5.40%   2015 - 2020      306      307
Senior notes -- affiliated (2). 1.03% - 3.09%  2.23%   2021 - 2022       80       --
Other notes.................... 0.22% - 8.00%  1.72%   2016 - 2027       91       --
Capital lease obligations......                                          25       26
                                                                   -------- --------
Total long-term debt (3).......                                       2,301    2,132
Total short-term debt..........                                         100      101
                                                                   -------- --------
 Total.........................                                    $  2,401 $  2,233
                                                                   ======== ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2012.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)Excludes $44 million and $116 million at December 31, 2012 and 2011, respectively, of long-term debt relating to CSEs. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2012 for the next five years and thereafter are $1 million in 2013, $220 million in 2014, $502 million in 2015, $5 million in 2016, $5 million in 2017 and $1.6 billion thereafter.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  Certain of the Company's debt instruments, credit facilities and committed facilities contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2012.

 Surplus Notes -- Affiliated

  In April 2011, Metropolitan Life Insurance Company repaid in cash a
$775 million surplus note issued to MetLife, Inc., with an original maturity of December 2011. The early redemption was approved by the Superintendent.

  In December 2010, Metropolitan Life Insurance Company repaid in cash a
$300 million surplus note issued to MetLife, Inc. with an original maturity of 2011. The early redemption was approved by the Superintendent.

  In November 2010, Metropolitan Life Insurance Company issued a $188 million surplus note to MetLife Mexico, S.A., an affiliate, maturing in 2015 with an interest rate of 3.0%.

 Capital Notes -- Affiliated

  In December 2011, Metropolitan Life Insurance Company repaid in cash $500 million of capital notes issued to MetLife, Inc.

 Mortgage Loans -- Affiliated

  In December 2011, a wholly-owned real estate subsidiary of the Company issued a note for $110 million to MICC. This affiliated mortgage loan is secured by real estate held by the Company for investment. This note bears interest at a rate of one-month LIBOR plus 1.95%, which is payable quarterly through maturity in 2015.

 Short-term Debt

  Short-term debt with original maturities of one year or less consisted entirely of commercial paper. During the years ended December 31, 2012, 2011 and 2010, the weighted average interest rate on short-term debt was 0.17%, 0.16% and 0.21%, respectively. During the years ended December 31, 2012, 2011 and 2010, the average daily balance of short-term debt was $119 million, $102 million and $311 million, respectively, and the average days outstanding was 40 days, 44 days and 29 days, respectively.

 Interest Expense

  Interest expense related to the Company's indebtedness included in other expenses was $148 million, $185 million and $202 million for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts include
$89 million, $125 million and $143 million of interest expense related to affiliated debt for the years ended December 31, 2012, 2011 and 2010, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See Note 8.

 Credit and Committed Facilities

  The Company maintains unsecured credit facilities and a committed facility, which aggregated $4.0 billion and $500 million, respectively, at December 31, 2012. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Credit Facilities

  The unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed by the Company associated with these credit facilities were $3 million, $6 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in other expenses. Information on these credit facilities at December 31, 2012 was as follows:

                                                                       Letter of
                                                                        Credit                 Unused
Borrower(s)                                  Expiration     Capacity Issuances (1) Drawdowns Commitments
---------------------------------------- ------------------ -------- ------------- --------- -----------
                                                                           (In millions)
MetLife, Inc. and MetLife Funding, Inc.. September 2017 (2) $  1,000   $    365     $    --   $    635
MetLife, Inc. and MetLife Funding, Inc.. August 2016           3,000      2,203          --        797
                                                            --------   --------     -------   --------
 Total..................................                    $  4,000   $  2,568     $    --   $  1,432
                                                            ========   ========     =======   ========

--------

(1)MetLife, Inc. and MetLife Funding, Inc. are severally liable for their respective obligations under such unsecured credit facilities. MetLife Funding, Inc. is not an applicant under letters of credit outstanding as of December 31, 2012 and is not responsible for any reimbursement obligations under such letters of credit.
(2)In September 2012, MetLife, Inc. and MetLife Funding, Inc. entered into a $1.0 billion five-year credit agreement which amended and restated the three-year agreement dated October 2010. All borrowings under the 2012 five-year credit agreement must be repaid by September 2017, except that letters of credit outstanding on that date may remain outstanding until no later than September 2018. The Company incurred costs of $2 million related to the amended and restated credit facility, which have been capitalized and included in other assets. These costs will be amortized over the remaining term of the amended and restated credit facility.

  Committed Facility

  The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed by the Company associated with this committed facility were $3 million, $3 million and $4 million for the years ended December 31, 2012, 2011 and 2010, respectively, and are included in other expenses. Information on the committed facility at December 31, 2012 was as follows:

                                                                 Letter of
                                                                  Credit                 Unused
Account Party/Borrower(s)                   Expiration Capacity  Issuances   Drawdowns Commitments
------------------------------------------- ---------- -------- ---------    --------- -----------
                                                                (In millions)
Exeter Reassurance Company, Ltd., MetLife,
  Inc. & Missouri Reinsurance, Inc......... June 2016   $  500  $    490 (1)  $    --   $      10

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $390 million in letters of credit at December 31, 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Capital Contributions

  During the year ended December 31, 2011, United MetLife Insurance Company Limited ("United"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with Sino-US MetLife Insurance Company Limited ("Sino"), another insurance underwriting joint venture of an affiliate of the Company. The Company's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of United compared to the contributed capital and undistributed earnings of all other owners of United and Sino. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, the Company's investment in Sino-United is based on the carrying value of its investment in United. Pursuant to the merger, the Company entered into an agreement whereby the affiliate will pay an amount to the Company based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a capital contribution, was received during the year ended December 31, 2011. The Company's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

  During each of the years ended December 31, 2012, 2011 and 2010, MetLife, Inc. contributed $3 million in the form of payment of line of credit fees on the Company's behalf.

Stock-Based Compensation Plans

 Overview

  The stock-based compensation expense recognized by the Company is related to awards payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plans for Employees and Agents -- General Terms

  The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "2000 Stock Plan") authorized the granting of awards to employees and agents in the form of options ("Stock Options") to buy Shares that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By December 31, 2009 all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

  Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

  The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Options or Stock Appreciation Rights reduces the number of Shares remaining for issuance under that plan by 1.179 Shares. At December 31, 2012, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Stock Plan was 24,715,318. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares.

  Of MetLife, Inc.'s stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010, 76%, 70% and 79%, respectively, was allocated to the Company. No expense amounts related to stock-based awards to MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, this discussion addresses MetLife, Inc.'s practices for recognizing expense for awards under the 2000 Stock Plan and 2005 Stock Plan (together, the "Incentive Plans"). References to compensation expense in this note refer to the Company's allocated portion of that expense. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

  Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

  Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

  Compensation Expense Related to Stock-Based Compensation

  The components of compensation expense related to stock-based compensation were as follows:

                                         Years Ended December 31,
                                         -------------------------
                                           2012     2011    2010
                                         -------- -------- -------
                                               (In millions)
             Stock Options.............. $     52 $     48 $    39
             Performance Shares (1).....       53       37      19
             Restricted Stock Units.....       22       15       9
                                         -------- -------- -------
             Total compensation expense. $    127 $    100 $    67
                                         ======== ======== =======
             Income tax benefit......... $     44 $     35 $    23
                                         ======== ======== =======

--------

(1)Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

  At December 31, 2012, the Company's allocated portion of expense for Stock Options, Performance Shares and Restricted Stock Units was 84%, 66% and 83%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents MetLife, Inc.'s total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

                                           December 31, 2012
                                     ------------------------------
                                                   Weighted Average
                                        Expense         Period
                                     ------------- ----------------
                                     (In millions)     (Years)
             Stock Options..........  $        56        1.74
             Performance Shares.....  $        52        1.65
             Restricted Stock Units.  $        28        1.73

 Equity Awards

  Stock Options

  Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

  A summary of the activity related to Stock Options for the year ended December 31, 2012 was as follows:

                                                                                     Weighted
                                                                                      Average
                                                                                     Remaining    Aggregate
                                                      Shares Under Weighted Average Contractual   Intrinsic
                                                         Option     Exercise Price     Term       Value (1)
                                                      ------------ ---------------- ----------- -------------
                                                                                      (Years)   (In millions)
Outstanding at January 1, 2012.......................  34,713,526     $    40.22       5.35         $      --
Granted..............................................   6,247,050     $    37.91
Exercised............................................ (3,817,301)     $    28.44
Expired.............................................. (1,017,994)     $    47.35
Forfeited............................................   (972,210)     $    40.23
                                                      ------------
Outstanding at December 31, 2012.....................  35,153,071     $    40.89       5.50         $      51
                                                      ============ ================ =========== =============
Expected to vest at a future date as of December 31,
  2012...............................................  34,684,396     $    40.94       5.41         $      51
                                                      ============ ================ =========== =============
Exercisable at December 31, 2012.....................  24,530,711     $    41.36        4.16        $      50
                                                      ============ ================ =========== =============

--------

(1)The aggregate intrinsic value was computed using the closing Share price on December 31, 2012 of $32.94 and December 30, 2011 of $31.18, as applicable.

  The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model, which are further described below, include: expected volatility of the price of Shares; risk-free rate of return; expected dividend yield on Shares; exercise multiple; and the post-vesting termination rate.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. MetLife, Inc. chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying Shares rather than on daily price movements.

  The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

  Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.

  The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options and then factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the binomial lattice model used by MetLife, Inc. is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

  The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

                                                               Years Ended December 31,
                                                          -----------------------------------
                                                             2012        2011        2010
                                                          ----------- ----------- -----------
Dividend yield...........................................    1.95%       1.65%       2.11%
Risk-free rate of return................................. 0.21%-4.17% 0.29%-5.51% 0.35%-5.88%
Expected volatility......................................   35.59%      32.64%      34.41%
Exercise multiple........................................    1.58        1.69        1.75
Post-vesting termination rate............................    3.14%       3.36%       3.64%
Contractual term (years).................................     10          10          10
Expected life (years)....................................      7           7           7
Weighted average exercise price of stock options granted.   $37.91      $45.16      $35.06
Weighted average fair value of stock options granted.....   $11.33      $14.27      $11.29

  MetLife, Inc. deducts 35% of the compensation amount of a Stock Option from its income on its tax return. The compensation amount is the price of shares on the date the Stock Option is exercised less the exercise price of the Stock Option. This tax benefit is allocated to the subsidiary of MetLife, Inc. that is the current or former employer of the associate, or is or was the principal for the non-employee insurance agent, who exercised the Stock Option.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents a summary of Stock Option exercise activity:

                                                          Years Ended December 31,
                                                          ------------------------
                                                            2012    2011    2010
-                                                         -------- ------- -------
                                                               (In millions)
Total intrinsic value of stock options exercised......... $     29 $    41 $    22
Cash received from exercise of stock options............. $    109 $    88 $    52
Income tax benefit realized from stock options exercised. $     10 $    13 $     8

 Performance Shares

  Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Accordingly, the estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

  Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances. Vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.'s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The performance factor was 1.13 for the January 1, 2009 -- December 31, 2011 performance period.

 Restricted Stock Units

  Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

  The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The following table presents a summary of Performance Share and Restricted Stock Unit activity for the year ended December 31, 2012:

                                              Performance Shares        Restricted Stock Units
                                         ---------------------------- --------------------------
                                                     Weighted Average           Weighted Average
                                                        Grant Date                 Grant Date
                                           Shares       Fair Value      Units      Fair Value
                                         ----------- ---------------- --------- ----------------
Outstanding at January 1, 2012..........   5,024,094    $    31.50    1,562,849    $    34.74
Granted.................................   2,042,133    $    35.38      971,304    $    35.39
Forfeited...............................   (452,590)    $    37.36    (171,475)    $    37.62
Payable (1)............................. (1,791,609)    $    20.71    (282,530)    $    21.88
                                         -----------                  ---------
Outstanding at December 31, 2012........   4,822,028    $    36.93    2,080,148    $    36.55
                                         =========== ================ ========= ================
Expected to vest at a future date as of
  December 31, 2012.....................   4,817,941    $    36.98    2,080,148    $    36.55
                                         =========== ================ ========= ================

--------

(1)Includes both Shares paid and Shares deferred for later payment.

  Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2012, the three year performance period for the 2010 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,347,025 outstanding Performance Shares to which the 2010-2012 performance factor will be applied. The factor will be determined in the second quarter of 2013.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). TAC for Metropolitan Life Insurance Company and each of its insurance subsidiaries was in excess of four times Company Action RBC for all periods presented.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer, was $1.3 billion, $2.0 billion and $2.1 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $14.3 billion and $13.5 billion at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the New York State Department of Financial Services.

  Statutory net income (loss) of New England Life Insurance Company ("NELICO"), a Massachusetts domiciled insurer, was $79 million, $63 million and $33 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $539 million and $529 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

  Statutory net income (loss) of GALIC, a Missouri domiciled insurer, was $19 million, $128 million and $64 million for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $873 million and $825 million at December 31, 2012 and 2011, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, Metropolitan Life Insurance Company paid a dividend of $1.0 billion. During the year ended December 31, 2011, Metropolitan Life Insurance Company paid a dividend of $1.3 billion, of which $170 million was a transfer of securities. During the year ended December 31, 2010, Metropolitan Life Insurance Company paid a dividend of $631 million, of which $399 million was a transfer of securities. Based on amounts at December 31, 2012, Metropolitan Life Insurance Company could pay a stockholder dividend in 2013 of $1.4 billion without prior approval of the Superintendent.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders at the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned funds (surplus) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2012, 2011 and 2010, NELICO paid a dividend of $46 million, $107 million and $84 million, respectively. Based on amounts at December 31, 2012, NELICO could pay a stockholder dividend in 2013 of $77 million without prior approval of the Massachusetts Commissioner.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a cash dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2012, GALIC did not pay dividends to Metropolitan Life Insurance Company. During the year ended December 31, 2011, GALIC paid an extraordinary cash dividend to GenAmerica Financial, LLC ("GenAmerica"), its former parent, of $183 million and GenAmerica subsequently paid an ordinary dividend to Metropolitan Life Insurance Company of $183 million. During the year ended December 31, 2010, GALIC paid a dividend to GenAmerica, which was subsequently paid by GenAmerica to Metropolitan Life Insurance Company, of $149 million. Based on amounts at December 31, 2012, GALIC could pay a stockholder dividend in 2013 of $86 million without prior approval of the Missouri Director.

  For the years ended December 31, 2012, 2011 and 2010, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $87 million, $518 million and $248 million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Other Comprehensive Income (Loss)

  The following table sets forth the balance and changes in AOCI including reclassification adjustments required for the years ended December 31, 2012, 2011 and 2010 in OCI that are included as part of net income for the current year that have been reported as a part of OCI in the current or prior year:

                                                                                        Years Ended December 31,
                                                                                    --------------------------------
                                                                                       2012       2011       2010
                                                                                    ---------- ---------- ----------
                                                                                             (In millions)
Holding gains (losses) on investments arising during the year...................... $    4,825 $    9,190 $    7,350
Income tax effect of holding gains (losses)........................................    (1,688)    (3,219)    (2,568)
Reclassification adjustments for recognized holding (gains) losses included in
 current year income...............................................................        120       (45)      (545)
Income tax effect of reclassification adjustments..................................       (42)         16        190
Allocation of holding (gains) losses on investments relating to other policyholder
 amounts...........................................................................    (2,684)    (5,375)    (2,153)
Income tax effect of allocation of holding (gains) losses to other policyholder
 amounts...........................................................................        940      1,883        752
                                                                                    ---------- ---------- ----------
Net unrealized investment gains (losses), net of income tax........................      1,471      2,450      3,026
Foreign currency translation adjustments, net of income tax expense (benefit)
 of ($11) million, $3 million and ($13) million....................................       (19)          3       (16)
Defined benefit plans adjustment, net of income tax expense (benefit)
 of ($268) million, ($249) million and $63 million.................................      (498)      (422)         98
                                                                                    ---------- ---------- ----------
Other comprehensive income (loss), net of income tax...............................        954      2,031      3,108
Other comprehensive income (loss) attributable to noncontrolling interests.........         --         --        (6)
                                                                                    ---------- ---------- ----------
Other comprehensive income (loss) attributable to Metropolitan Life Insurance
 Company, excluding cumulative effect of change in accounting principle............        954      2,031      3,102
Cumulative effect of change in accounting principle, net of income tax expense
 (benefit) of $0, $0 and $6 million (see Note 1)...................................         --         --         10
                                                                                    ---------- ---------- ----------
Other comprehensive income (loss) attributable to Metropolitan Life Insurance
 Company........................................................................... $      954 $    2,031 $    3,112
                                                                                    ========== ========== ==========

14. Other Expenses

  Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                            ----------------------------
                                                              2012      2011      2010
                                                            --------  --------  --------
                                                                    (In millions)
Compensation............................................... $  2,426  $  2,260  $  2,230
Pension, postretirement and postemployment benefit costs...      285       330       331
Commissions................................................      769       724       651
Volume-related costs.......................................      241       196       173
Affiliated interest costs on ceded and assumed reinsurance.    1,209     1,393     1,386
Capitalization of DAC......................................     (632)     (724)     (640)
Amortization of DAC and VOBA...............................      991       875       809
Interest expense on debt and debt issuance costs...........      152       194       217
Premium taxes, licenses and fees...........................      294       302       288
Professional services......................................      946       832       743
Rent, net of sublease income...............................      123       129       147
Other......................................................     (410)      (40)      (53)
                                                            --------  --------  --------
  Total other expenses..................................... $  6,394  $  6,471  $  6,282
                                                            ========  ========  ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


Capitalization of DAC and Amortization of DAC and VOBA

  See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 18 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced in 2012 an enterprise-wide strategic initiative. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Estimated restructuring costs may change as management continues to execute this enterprise-wide strategic initiative. Such restructuring charges, primarily related to severance, which were allocated to the Company were as follows:

                                                                      Year Ended December 31, 2012
                                                                    ------------------------------
                                                                            (In millions)
Balance at January 1,..............................................   $                       --
Restructuring charges..............................................                          119
Cash payments......................................................                         (97)
                                                                    ------------------------------
Balance at December 31,............................................   $                       22
                                                                    ==============================
Total restructuring charges incurred since inception of initiative.   $                      119
                                                                    ==============================

  Management anticipates further restructuring charges including severance, lease and asset impairments, through the year ending December 31, 2014. However, such restructuring plans were not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2012, the majority of active participants were accruing benefits under the cash balance formula; however, approximately 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Obligations and Funded Status

                                                                                    Other
                                                              Pension          Postretirement
                                                           Benefits (1)           Benefits
                                                       --------------------- -------------------
                                                                     December 31,
                                                       -----------------------------------------
                                                          2012       2011       2012      2011
                                                       ---------- ---------- ---------- --------
                                                                     (In millions)
Change in benefit obligations:
Benefit obligations at January 1,..................... $    7,867 $    6,690 $    2,106 $  1,819
 Service costs........................................        197        165         36       16
 Interest costs.......................................        384        384        103      107
 Plan participants' contributions.....................         --         --         29       28
 Net actuarial (gains) losses.........................        944        897        261      269
 Plan amendments, change in benefits, and other (2)...         --        128         --       --
 Net transfer in (out) of controlled group............         --       (12)         --       --
 Benefits paid........................................      (455)      (385)      (133)    (133)
                                                       ---------- ---------- ---------- --------
Benefit obligations at December 31,...................      8,937      7,867      2,402    2,106
                                                       ---------- ---------- ---------- --------
Change in plan assets:
Fair value of plan assets at January 1,...............      6,699      5,976      1,240    1,184
 Actual return on plan assets.........................        695        787        105       81
 Plan amendments, change in benefits, and other (2)...         --        110         --       --
 Plan participants' contributions.....................         --         --         29       28
 Employer contributions...............................        451        223         79       80
 Net transfer in (out) of controlled group............         --       (12)         --       --
 Benefits paid........................................      (455)      (385)      (133)    (133)
                                                       ---------- ---------- ---------- --------
Fair value of plan assets at December 31,.............      7,390      6,699      1,320    1,240
                                                       ---------- ---------- ---------- --------
 Over (under) funded status at December 31,........... $  (1,547) $  (1,168) $  (1,082) $  (866)
                                                       ========== ========== ========== ========
Amounts recognized in the consolidated balance sheets
  consist of:
 Other assets......................................... $       -- $       -- $       -- $     --
 Other liabilities....................................    (1,547)    (1,168)    (1,082)    (866)
                                                       ---------- ---------- ---------- --------
   Net amount recognized.............................. $  (1,547) $  (1,168) $  (1,082) $  (866)
                                                       ========== ========== ========== ========
Accumulated other comprehensive (income) loss:
 Net actuarial (gains) losses......................... $    2,918 $    2,403 $      796 $    621
 Prior service costs (credit).........................         23         29       (74)    (179)
                                                       ---------- ---------- ---------- --------
   Accumulated other comprehensive (income) loss,
     before income tax................................ $    2,941 $    2,432 $      722 $    442
                                                       ========== ========== ========== ========
Accumulated Benefit Obligation........................ $    8,381 $    7,438        N/A      N/A
                                                       ========== ==========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $1.1 billion and $997 million at December 31, 2012 and 2011, respectively.

(2)During 2011, the Company became the sole sponsor of a certain qualified defined pension plan. Accordingly, the Company transitioned its accounting for that plan from a multiemployer to a single employer plan as of December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                  December 31,
                                                -----------------
                                                  2012     2011
                                                -------- --------
                                                  (In millions)
               Projected benefit obligations... $  1,282 $  1,129
               Accumulated benefit obligations. $  1,127 $  1,011
               Fair value of plan assets....... $    123 $    110

  Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

                                                              Other
                                           Pension       Postretirement
                                          Benefits          Benefits
                                      ----------------- -----------------
                                                 December 31,
                                      -----------------------------------
                                        2012     2011     2012     2011
                                      -------- -------- -------- --------
                                                 (In millions)
       Projected benefit obligations. $  8,937 $  7,867 $  2,402 $  2,106
       Fair value of plan assets..... $  7,390 $  6,699 $  1,320 $  1,240

 Net Periodic Benefit Costs

  Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service cost (credit).

  The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

  Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

  . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

  . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

  . Settlement and Curtailment Costs -- The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

     eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

  . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

  . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

  . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

  The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                     Pension Benefits     Other Postretirement Benefits
                                                  ----------------------- -----------------------------
                                                             Years Ended December 31,
                                                  -----------------------------------------------------
                                                   2012    2011    2010    2012       2011      2010
                                                  ------- ------- -------  -------    -------   ------
                                                                  (In millions)
Net Periodic Benefit Costs:
 Service costs................................... $   190 $   165 $   150 $    30    $    16   $   17
 Interest costs..................................     374     384     375      95        107      111
 Settlement and curtailment costs................      --      --       8      --         --       --
 Expected return on plan assets..................   (448)   (423)   (422)    (75)       (76)     (79)
 Amortization of net actuarial (gains) losses....     182     189     192      52         42       38
 Amortization of prior service costs (credit)....       6       3       6    (95)      (108)     (83)
                                                  ------- ------- -------  -------    -------   ------
   Total net periodic benefit costs (credit).....     304     318     309       7       (19)        4
                                                  ------- ------- -------  -------    -------   ------
Other Changes in Plan Assets and Benefit
  Obligations Recognized in Other
  Comprehensive Income (Loss):
 Net actuarial (gains) losses....................     705     532      24     232        264       49
 Prior service costs (credit)....................      --      18      --      --         --     (81)
 Amortization of net actuarial gains (losses)....   (189)   (189)   (192)    (57)       (42)     (38)
 Amortization of prior service (costs) credit....     (6)     (3)     (6)     104        108       83
                                                  ------- ------- -------  -------    -------   ------
   Total recognized in other comprehensive
     income (loss)...............................     510     358   (174)     279        330       13
                                                  ------- ------- -------  -------    -------   ------
     Total recognized in net periodic benefit
       costs and other comprehensive income
       (loss).................................... $   814 $   676 $   135 $   286    $   311   $   17
                                                  ======= ======= =======  =======    =======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  For the year ended December 31, 2012, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of $510 million and other postretirement benefits of $279 million for an aggregate reduction in OCI of $789 million before income tax and $512 million, net of income tax.

  The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $216 million and $6 million, and $73 million and ($75) million, respectively.

  The Medicare Modernization Act of 2003 created various subsidies for sponsors of retiree drug programs. Two common ways of providing subsidies were the Retiree Drug Subsidy ("RDS") and Medicare Part D Prescription Drug Plans ("PDP"). From 2006 through 2010, the Company applied for and received the RDS each year. The RDS program provides the subsidy through cash payments made by Medicare to the Company, resulting in smaller net claims paid by the Company. A summary of the reduction to the APBO and the related reduction to the components of net periodic other postretirement benefits plan costs resulting from receipt of the RDS is presented below. As of January 1, 2011, as a result of changes made under the Patient Protection and Affordable Care Act of 2010, the Company, no longer applies for the RDS. Instead it has joined PDP and will indirectly receive Medicare subsidies in the form of smaller gross benefit payments for prescription drug coverage.

                                                                      December 31, 2010
                                                                    -------------------
                                                                       (In millions)
Cumulative reduction in other postretirement benefits obligations:
 Balance at January 1,.............................................   $          247
 Service costs.....................................................                3
 Interest costs....................................................               16
 Net actuarial (gains) losses......................................            (255)
 Expected prescription drug subsidy................................             (11)
                                                                      --------------
 Balance at December 31,...........................................   $           --
                                                                      ==============

                                                                   Year Ended
                                                                 December 31, 2010
                                                               -------------------
                                                                  (In millions)
Reduction in net periodic other postretirement benefit costs:
 Service costs................................................   $            3
 Interest costs...............................................               16
 Amortization of net actuarial (gains) losses.................               10
                                                                 --------------
   Total reduction in net periodic benefit costs..............   $           29
                                                                 ==============

  The Company did not receive subsidies for the year ended December 31, 2012. The Company received subsidies of $3 million and $8 million for the years ended December 31, 2011 and 2010, respectively.

Assumptions

  Assumptions used in determining benefit obligations were as follows:

                                              Pension Benefits     Other Postretirement Benefits
                                           ----------------------  ----------------------------
                                                      December 31,
                                           ----------------------------------------------------
                                              2012        2011     2012           2011
                                           ----------  ----------  ----           ----
  Weighted average discount rate..........    4.20%       4.95%    4.20%          4.95%
  Rate of compensation increase........... 3.50%-7.50% 3.50%-7.50%  N/A            N/A

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Assumptions used in determining net periodic benefit costs were as follows:

                                            Pension Benefits           Other Postretirement Benefits
                                   ----------------------------------- -----------------------------
                                                       December 31,
                                   ----------------------------------------------------------------
                                      2012        2011        2010     2012      2011      2010
                                   ----------- ----------- -----------   -----   ----      ----
Weighted average discount rate....    4.95%       5.80%       6.25%    4.95%     5.80%     6.25%
Weighted average expected rate of
  return onplan assets............    7.00%       7.25%       8.00%    6.26%     7.25%     7.20%
Rate of compensation increase..... 3.50%-7.50% 3.50%-7.50% 3.50%-7.50%  N/A       N/A       N/A

  The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

  The weighted average expected rate of return on plan assets for use in that plan's valuation in 2013 is currently anticipated to be 6.25% for pension benefits and 5.75% for other postretirement benefits.

  The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                      December 31,
                       --------------------------------------------------------------------------
                                        2012                                 2011
                       -------------------------------------- -----------------------------------
                       7.8% in 2013, gradually                7.3% in 2012, gradually
                       decreasing each year until 2094        decreasing each year until 2083
                       reaching the ultimate rate of 4.4% for reaching the ultimate rate of 4.3%.
Pre-and Post-Medicare  Pre-Medicare and 4.6% for
  eligible claims..... Post-Medicare.

  Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2012:

                                                                        One Percent  One Percent
                                                                         Increase     Decrease
                                                                       ------------ ------------
                                                                             (In millions)
Effect on total of service and interest costs components..............  $       17  $       (14)
Effect of accumulated postretirement benefit obligations..............  $      309  $      (252)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Plan Assets

  The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

                 Level 1 This category includes investments in fixed maturity securities, equity securities, derivative assets, and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.
                 Level 2  This category includes certain
                          separate accounts that are primarily
                          invested in liquid and readily
                          marketable securities. The estimated
                          fair value of such separate account
                          is based upon reported NAV provided
                          by fund managers and this value
                          represents the amount at which
                          transfers into and out of the
                          respective separate account are
                          effected. These separate accounts
                          provide reasonable levels of price
                          transparency and can be corroborated
                          through observable market data.

                          Certain separate accounts are
                          invested in investment partnerships
                          designated as hedge funds. The values
                          for these separate accounts is
                          determined monthly based on the NAV
                          of the underlying hedge fund
                          investment. Additionally, such hedge
                          funds generally contain lock out or
                          other waiting period provisions for
                          redemption requests to be filled.
                          While the reporting and redemption
                          restrictions may limit the frequency
                          of trading activity in separate
                          accounts invested in hedge funds, the
                          reported NAV, and thus the referenced
                          value of the separate account,
                          provides a reasonable level of price
                          transparency that can be corroborated
                          through observable market data.

                          Directly held investments are
                          primarily invested in U.S. and
                          foreign government and corporate
                          securities.
                 Level 3  This category includes separate
                          accounts that are invested in fixed
                          maturity securities, equity
                          securities, derivative assets and
                          other investments that provide little
                          or no price transparency due to the
                          infrequency with which the underlying
                          assets trade and generally require
                          additional time to liquidate in an
                          orderly manner. Accordingly, the
                          values for separate accounts invested
                          in these alternative asset classes
                          are based on inputs that cannot be
                          readily derived from or corroborated
                          by observable market data.

  The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

  The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

  The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
(i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

  Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that are otherwise restricted.

  The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2012 for the Invested Plans:

                                                           Pension             Postretirement Medical
                                                   -------------------------- --------------------------
                                                            Actual Allocation          Actual Allocation
                                                            -----------------          -----------------
                                                     Target   2012     2011     Target   2012     2011
                                                   -------- -------  -------  -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     75%      69%      61%      70%      63%      62%
Equity securities (2).............................     12%      21%      24%      30%      37%      37%
Alternative securities (3)........................     13%      10%      15%       0%      --%       1%
                                                            -------  -------           -------  -------
 Total assets.....................................             100%     100%              100%     100%
                                                            =======  =======           =======  =======

                                                      Postretirement Life
                                                   -------------------------
                                                            Actual Allocation
                                                            ----------------
                                                     Target    2012     2011
                                                   -------- --------  -------
Asset Class:
Fixed maturity securities (1).....................      0%      -- %      --%
Equity securities (2).............................      0%      -- %      --%
Alternative securities (3)........................    100%      100%     100%
                                                            --------  -------
 Total assets.....................................              100%     100%
                                                            ========  =======

----------

(1)Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks and U.S. government bonds. Certain prior year amounts have been reclassified from alternative securities into fixed maturity securities to conform to the current year presentation.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       December 31, 2012
                             ------------------------------------------------------------------------
                                      Pension Benefits              Other Postretirement Benefits
                             -----------------------------------  ------------------------------------
                             Fair Value Measurements at           Fair Value Measurements at
                               Reporting Date Using                Reporting Date Using
                             -------------------------            --------------------------
                                                          Total                                Total
                                                        Estimated                            Estimated
                                                          Fair                                 Fair
                             Level 1   Level 2  Level 3   Value   Level 1  Level 2  Level 3    Value
                             --------  -------- ------- --------- -------  -------  -------  ---------
                                                         (In millions)
Assets:
Fixed maturity securities:
  Corporate................. $     --  $  2,119 $   18  $  2,137  $   --   $  165    $  4    $    169
  U.S. government bonds.....    1,082       150     --     1,232     175        3      --         178
  Foreign bonds.............       --       714      7       721      --       51      --          51
  Federal agencies..........        1       314     --       315      --       26      --          26
  Municipals................       --       242     --       242      --       70       1          71
  Other (1).................       --       460      7       467      --       55       3          58
                             --------  -------- ------  --------  ------   ------    ----    --------
   Total fixed maturity
     securities.............    1,083     3,999     32     5,114     175      370       8         553
                             --------  -------- ------  --------  ------   ------    ----    --------
Equity securities:
  Common stock - domestic...    1,024        36    129     1,189     249        1      --         250
  Common stock - foreign....      339        --     --       339      83       --      --          83
                             --------  -------- ------  --------  ------   ------    ----    --------
   Total equity securities..    1,363        36    129     1,528     332        1      --         333
                             --------  -------- ------  --------  ------   ------    ----    --------
Other investments...........       --       110    419       529      --       --      --          --
Short-term investments......       --       200     --       200      --      432      --         432
Money market securities.....        2         9     --        11       1       --      --           1
Derivative assets...........       --         7      1         8      --        1      --           1
                             --------  -------- ------  --------  ------   ------    ----    --------
   Total assets............. $  2,448  $  4,361 $  581  $  7,390  $  508   $  804    $  8    $  1,320
                             ========  ======== ======  ========  ======   ======    ====    ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


                                                                   December 31, 2011
                                         ------------------------------------------------------------------------
                                                  Pension Benefits              Other Postretirement Benefits
-                                        -----------------------------------  ------------------------------------
                                         Fair Value Measurements at           Fair Value Measurements at
                                           Reporting Date Using                Reporting Date Using
-                                        -------------------------            --------------------------
                                                                      Total                                Total
                                                                    Estimated                            Estimated
                                                                      Fair                                 Fair
                                         Level 1   Level 2  Level 3   Value   Level 1  Level 2  Level 3    Value
                                         --------  -------- ------- --------- -------  -------  -------  ---------
                                                                     (In millions)
Assets:
Fixed maturity securities:
  Corporate............................. $     --  $  1,820 $   30  $  1,850  $   --   $  139    $   4   $    143
  U.S. government bonds.................      949       176     --     1,125     160        1       --        161
  Foreign bonds.........................       --       200      5       205      --       13       --         13
  Federal agencies......................        1       270     --       271      --       29       --         29
  Municipals............................       --       174     --       174      --       59        1         60
  Other (1).............................       --       445      2       447      --       84        5         89
                                         --------  -------- ------  --------  ------   ------    -----   --------
   Total fixed maturity securities......      950     3,085     37     4,072     160      325       10        495
                                         --------  -------- ------  --------  ------   ------    -----   --------
Equity securities:
  Common stock - domestic...............    1,082        36    194     1,312     240        2       --        242
  Common stock - foreign................      271        --     --       271      55       --       --         55
                                         --------  -------- ------  --------  ------   ------    -----   --------
   Total equity securities..............    1,353        36    194     1,583     295        2       --        297
                                         --------  -------- ------  --------  ------   ------    -----   --------
Other investments.......................       --        65    501       566      --       --       --         --
Short-term investments..................        4       378     --       382       6      435       --        441
Money market securities.................        2        --     --         2      --        1       --          1
Derivative assets.......................       28         9      4        41      --       --        1          1
Other receivables.......................       --        45     --        45      --        4       --          4
Securities receivable...................       --         8     --         8      --        1       --          1
                                         --------  -------- ------  --------  ------   ------    -----   --------
   Total assets......................... $  2,337  $  3,626 $  736  $  6,699  $  461   $  768    $  11   $  1,240
                                         ========  ======== ======  ========  ======   ======    =====   ========

----------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations, and ABS. The prior year amounts have been reclassified into fixed maturity securities to conform to the current year presentation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock-       Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2012:
Balance, January 1,.  $    30  $     5  $     2   $    194    $    501    $     4    $     4   $     1    $     5   $     1
Realized gains
 (losses)...........       --       --       --       (25)          52          4         --        --        (2)         2
Unrealized gains
 (losses)...........      (1)        8        1          9        (38)        (6)         --        --          2       (2)
Purchases, sales,
 issuances and
 settlements, net...     (11)      (6)        4       (49)        (96)        (1)         --        --        (2)       (1)
Transfers into
 and/or out of
 Level 3............       --       --       --         --          --         --         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance,
 December 31,.......  $    18  $     7  $     7   $    129    $    419    $     1    $     4   $     1    $     3   $    --
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock-       Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2011:
Balance, January 1,.  $    45  $     4  $     2   $    228    $    446    $   (1)    $     4   $     1    $     6   $    --
Realized gains
 (losses)...........       --       --      (1)       (57)          80          1         --        --        (1)        --
Unrealized gains
 (losses)...........      (3)      (2)        1        110          42          6         --        --          1         1
Purchases, sales,
 issuances and
 settlements, net...     (13)        3      (1)       (87)        (67)        (2)         --        --        (1)        --
Transfers into
 and/or out of
 Level 3............        1       --        1         --          --         --         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance,
 December 31,.......  $    30  $     5  $     2   $    194    $    501    $     4    $     4   $     1    $     5   $     1
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ---------------------------------------------------------------------------------------------
                                            Pension Benefits                        Other Postretirement Benefits
-                    -------------------------------------------------------------- ------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock-       Other    Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
                                                             (In millions)
Year Ended
 December 31, 2010:
Balance, January 1,.   $  64    $   5   $    66   $    229    $    354    $    --    $    --   $    --     $   9
Realized gains
 (losses)...........      --       --      (11)         --          74          2         --        --       (4)
Unrealized gains
 (losses)...........       7        1        13        (2)         (4)        (2)          1        --         1
Purchases, sales,
 issuances and
 settlements, net...    (17)      (2)      (67)          1          22        (1)         --        --       (1)
Transfers into
 and/or out of
 Level 3............     (9)       --         1         --          --         --          3         1         1
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
Balance,
 December 31,.......   $  45    $   4   $     2   $    228    $    446    $   (1)    $     4   $     1     $   6
                     ========= ======= ========= =========== =========== ========== ========= ========== =========

----------

(1)Other includes ABS and collateralized mortgage obligations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Expected Future Contributions and Benefit Payments

  It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2013. The Company expects to make discretionary contributions to the qualified pension plan of $202 million in 2013. For information on employer contributions, see "--Obligations and Funded Status."

  Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $61 million to fund the benefit payments in 2013.

  Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $78 million towards benefit obligations in 2013 to pay postretirement medical claims.

  As noted previously, the Company no longer expects to receive the RDS under the Medicare Modernization Act of 2003 to partially offset payment of such benefits. Instead, the gross benefit payments that will be made under the PDP will already reflect subsidies.

  Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                                     Other
                                                      Pension    Postretirement
                                                      Benefits      Benefits
                                                    ------------ --------------
                                                           (In millions)
 2013.............................................. $        422   $      113
 2014.............................................. $        457   $      116
 2015.............................................. $        452   $      118
 2016.............................................. $        468   $      119
 2017.............................................. $        493   $      120
 2018-2022......................................... $      2,705   $      617

 Additional Information

  As previously discussed, most of the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were $54 million, $47 million and $46 million for the years ended December 31, 2012, 2011 and 2010, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $867 million, $885 million and $767 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $83 million, $73 million and $72 million for the years ended December 31, 2012, 2011 and 2010, respectively.

16. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                       2012     2011    2010
  -                                                  -------- -------- ------
                                                          (In millions)
  Current:
   Federal.......................................... $    675 $    551 $  304
   State and local..................................        2        2      4
   Foreign..........................................      176      116     46
                                                     -------- -------- ------
     Subtotal.......................................      853      669    354
                                                     -------- -------- ------
  Deferred:
   Federal..........................................      346      769    346
   Foreign..........................................    (144)       22     69
                                                     -------- -------- ------
     Subtotal.......................................      202      791    415
                                                     -------- -------- ------
       Provision for income tax expense (benefit)... $  1,055 $  1,460 $  769
                                                     ======== ======== ======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                  2012     2011    2010
                                                -------- -------- ------
                                                     (In millions)
       Tax provision at U.S. statutory rate.... $  1,294 $  1,660 $  878
       Tax effect of:
         Tax-exempt investment income..........    (118)    (102)  (100)
         State and local income tax............        2        3      1
         Prior year tax........................       10       10     48
         Tax credits...........................    (160)    (119)   (72)
         Foreign tax rate differential.........        3        2    (2)
         Change in valuation allowance.........       13       --     13
         Other, net............................       11        6      3
                                                -------- -------- ------
          Provision for income tax expense
            (benefit).......................... $  1,055 $  1,460 $  769
                                                ======== ======== ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                 December 31,
                                                             ---------------------
                                                                2012       2011
                                                             ---------- ----------
                                                                 (In millions)
Deferred income tax assets:
  Policyholder liabilities and receivables.................. $    2,495 $    2,558
  Net operating loss carryforwards..........................         35         26
  Employee benefits.........................................      1,075        840
  Capital loss carryforwards................................         17         11
  Tax credit carryforwards..................................        372        249
  Litigation-related and government mandated................        175        200
  Other.....................................................        198         94
                                                             ---------- ----------
   Total gross deferred income tax assets...................      4,367      3,978
  Less: Valuation allowance.................................         52         38
                                                             ---------- ----------
   Total net deferred income tax assets.....................      4,315      3,940
                                                             ---------- ----------
Deferred income tax liabilities:
  Investments, including derivatives........................      2,283      1,754
  DAC.......................................................      1,629      1,876
  Net unrealized investment gains...........................      3,412      2,617
  Other.....................................................         27         17
                                                             ---------- ----------
   Total deferred income tax liabilities....................      7,351      6,264
                                                             ---------- ----------
   Net deferred income tax asset (liability)................ $  (3,036) $  (2,324)
                                                             ========== ==========

  The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2012:

                                               Net Operating Loss                 Capital Loss
                                                  Carryforwards                   Carryforwards
                                         ------------------------------- -------------------------------
                                            Amount        Expiration        Amount        Expiration
                                         ------------- ----------------- ------------- -----------------
                                         (In millions)                   (In millions)
Domestic................................   $      30   Beginning in 2018   $      --   N/A
Foreign.................................   $      70   Beginning in 2027   $      50   Beginning in 2014

  Tax credit carryforwards of $372 million at December 31, 2012 will expire beginning in 2021.

  The Company has recorded a valuation allowance increase related to tax benefits of $7 million related to certain state and foreign net operating loss carryforwards and an increase of $7 million related to certain foreign capital loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards and certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations in major taxing jurisdictions for years prior to 2003, except for 2000 through 2002 where the IRS has disallowed certain tax credits claimed and the Company continues to protest. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2013.

  The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2012     2011     2010
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    525 $    499 $    592
Additions for tax positions of prior years...............................       27       26        2
Reductions for tax positions of prior years..............................      (5)       --     (54)
Additions for tax positions of current year..............................       --        1        2
Reductions for tax positions of current year.............................       --      (1)      (1)
Settlements with tax authorities.........................................     (15)       --     (31)
Lapses of statutes of limitations........................................       --       --     (11)
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    532 $    525 $    499
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    466 $    459 $    432
                                                                          ======== ======== ========

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                             Years Ended December 31,
                                                             ----------------------
                                                              2012     2011    2010
                                                             ------   ------- -------
                                                                 (In millions)
Interest recognized in the consolidated statements of
  operations................................................ $    8   $    27 $    27

                                                                       December 31,
                                                                      ---------------
                                                                       2012    2011
                                                                      ------- -------
                                                                       (In millions)
Interest included in other liabilities in the consolidated balance
  sheets............................................................. $   211 $   203

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  The Company had no penalties for the years ended December 31, 2012, 2011 and 2010.

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2012 and 2011, the Company recognized an income tax benefit of $70 million and $69 million, respectively, related to the separate account DRD. The 2012 benefit included a benefit of $2 million related to a true-up of the 2011 tax return. The 2011 benefit included a benefit of $4 million related to a true-up of the 2010 tax return.

17.  Contingencies, Commitments and Guarantees

Contingencies

  Litigation

  The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

  Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

  The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2012. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Matters as to Which an Estimate Can Be Made

  For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $235 million.

  Matters as to Which an Estimate Cannot Be Made

  For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

  Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

  Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs-- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
(ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions to dismiss. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

  The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                                     December 31,
                                                             --------------------------------------
                                                               2012         2011         2010
                                                              ---------    ---------    ---------
                                                             (In millions, except number of claims)
Asbestos personal injury claims at year end.................    65,812       66,747       68,513
Number of new claims during the year........................     5,303        4,972        5,670
Settlement payments during the year (1)..................... $    36.4    $    34.2    $    34.9

--------

(1)Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

  In 2009, Metropolitan Life Insurance Company received 3,910 new claims, ending the year with a total of 68,804 claims, and paid $37.6 million for settlements reached in 2009 and prior years. In 2008, Metropolitan Life Insurance Company received 5,063 new claims, ending the year with a total of 74,027 claims, and paid $99 million for settlements reached in 2008 and prior years. In 2007, Metropolitan Life Insurance Company received 7,161 new claims, ending the year with a total of 79,717 claims, and paid $28.2 million for settlements reached in 2007 and prior years. In 2006, Metropolitan Life Insurance Company received 7,870 new claims, ending the year with a total of 87,070 claims, and paid $35.5 million for settlements reached in 2006 and prior years. In 2005, Metropolitan Life Insurance Company received 18,500 new claims, ending the year with a total of 100,250 claims, and paid $74.3 million for settlements reached in 2005 and prior years. In 2004, Metropolitan Life Insurance Company received 23,900 new claims, ending the year with a total of 108,000 claims, and paid $85.5 million for settlements reached in 2004 and prior years. In 2003, Metropolitan Life Insurance Company received 58,750 new claims, ending the year with a total of 111,700 claims, and paid $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

  The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

  The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

  Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims by $402 million from $820 million to $1.2 billion. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2012.

 Regulatory Matters

  The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC"); federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

  United States of America v. EME Homer City Generation, L.P., et al. (W.D. Pa., filed January 4, 2011). On January 4, 2011, the U.S. commenced a civil action in United States District Court for the Western District of Pennsylvania against EME Homer City Generation L.P. ("EME Homer City"), Homer City OL6 LLC, and other defendants regarding the operations of the Homer City Generating Station, an electricity generating facility. At

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

the time the action was commenced, Homer City OL6 LLC, an entity owned by Metropolitan Life Insurance Company, was a passive investor with a non-controlling interest in the electricity generating facility, which was solely operated by the lessee, EME Homer City. In a 2012 transaction, ownership of the electricity generating facility was transferred to Homer City Generation, L.P., and Homer City OL6 LLC was merged into Homer City Generation, L.P. Metropolitan Life Insurance Company is a limited partner in Homer City Generation, L.P. The complaint sought injunctive relief and assessment of civil penalties for alleged violations of the federal Clean Air Act and Pennsylvania's State Implementation Plan. The alleged violations were the subject of Notices of Violations ("NOVs") that the Environmental Protection Agency ("EPA") issued to EME Homer City, Homer City OL6 LLC, and others in June 2008 and May 2010. On January 7, 2011, the United States District Court for the Western District of Pennsylvania granted the motion by the Pennsylvania Department of Environmental Protection and the State of New York to intervene in the lawsuit as additional plaintiffs. On February 16, 2011, the State of New Jersey filed an Intervenor's Complaint in the lawsuit. On October 12, 2011, the court issued an order dismissing the U.S.'s lawsuit with prejudice. The Government entities have appealed from the order granting defendants' motion to dismiss. EME Homer City acknowledged its obligation to indemnify the owners of the electricity generating facility for any claims relating to the NOVs. The Sierra Club, which in a February 13, 2012 letter to the operator and owners of the electricity generating facility had stated its intent to sue for alleged violations of the Clean Air Act, subsequently indicated that it does not intend to commence suit. As a result of the change in the ownership structure, the parties to the proceeding no longer include a subsidiary of Metropolitan Life Insurance Company.

  In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida. In July 2010, the EPA advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In June 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The June 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

  Metco Site, Hicksville, Nassau County, New York. On February 22, 2012, the New York State Department of Environmental Conservation ("Department of Environmental Conservation") issued a notice to Metropolitan Life Insurance Company, as purported successor in interest to New England Mutual, that it is a potentially responsible party with respect to hazardous substances and hazardous waste located on a property that New England Mutual owned for a time in 1978. Metropolitan Life Insurance Company has responded to the Department of Environmental Conservation and asserted that it is not a potentially responsible party under the law.

  Sales Practices Regulatory Matters. Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO, GALIC, and New England Securities Corporation. These investigations often focus on the conduct of particular financial services

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices related investigations or inquiries.

 Unclaimed Property Inquiries and Related Litigation

  In April 2012, MetLife, Inc., for itself and on behalf of entities including Metropolitan Life Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife, Inc. and certain of its affiliates, including Metropolitan Life Insurance Company, for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. As of year-end 2012, the unclaimed property regulators of 39 states and the District of Columbia, and the insurance regulators of 48 states and the District of Columbia have accepted the respective agreements. Pursuant to the agreements, the Company will, among other things, take specified action to identify liabilities under life insurance, annuity, and retained asset contracts, to adopt specified procedures for seeking to contact and pay owners of the identified liabilities, and, to the extent that it is unable to locate such owners, to escheat these amounts with interest at a specified rate to the appropriate states. Additionally, the Company has agreed to accelerate the final date of certain industrial life policies and to escheat unclaimed benefits of such policies. Pursuant to the agreement to resolve the market conduct examination, MetLife, Inc. made a $40 million multistate examination payment, of which the Company's share is $33 million, to be allocated among the settling states. In the third quarter of 2011, Metropolitan Life Insurance Company incurred a $110 million after tax charge to increase reserves in connection with the Company's use of the U.S. Social Security Administration's Death Master File and similar databases to identify potential life insurance claims that had not been presented to the Company. In the first quarter of 2012, the Company recorded a $47 million after tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under the settlements. On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. At least one other jurisdiction is pursuing a similar market conduct examination concerning compliance with unclaimed property statutes. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Total Asset Recovery Services, LLC on behalf of the State of Minnesota v. MetLife, Inc., et. al. (District Court, County of Hennepin, MN, filed
January 31, 2011). Alleging that MetLife, Inc. and another company violated the Minnesota Uniform Disposition of Unclaimed Property Act by failing to escheat to Minnesota benefits of 584 life insurance contracts, the Relator brought an action under the Minnesota False Claims Act seeking to recover damages on behalf of Minnesota. The action was sealed by court order until March 22, 2012. The Relator alleged that the aggregate damages, including statutory damages and treble damages, are $228 million. The Relator did not allocate this claimed damage amount between MetLife, Inc. and the other defendant. On December 31, 2012, the court granted motions by MetLife, Inc. and the other defendant to dismiss the action.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


  Total Asset Recovery Services, LLC on behalf of the State of Florida v. MetLife, Inc., et. al. (Cir. Ct. Leon County, FL, filed October 27, 2010). Alleging that MetLife, Inc. and two other companies have violated the Florida Disposition of Unclaimed Property law by failing to escheat to Florida benefits of 9,022 life insurance contracts, the Relator has brought an action under the Florida False Claims act seeking to recover damages on behalf of Florida. The action has been sealed by court order until December 17, 2012. The relator alleges that the aggregate damages, including statutory damages and treble damages, are $3.2 billion. The Relator does not allocate this claimed damage amount between MetLife, Inc. and the other defendants. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $120,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint. On December 14, 2012, the Florida Attorney General apprised the court that the State of Florida declined to intervene in the action and noted that the allegations in the complaint ". . . are very similar (if not identical) to those raised in regulatory investigations of the defendants that predated the filing of the action" and that those regulatory investigations have been resolved. The Company intends to defend this action vigorously.

 Total Control Accounts Litigation

  Metropolitan Life Insurance Company is a defendant in a consolidated lawsuit related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company. (D. Nev., filed November 3,
2011). These consolidated putative class action lawsuits raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Various state regulators have also taken actions with respect to retained asset accounts. The New York Department of Financial Services issued a circular letter on March 29, 2012 stating that an insurer should only use a retained asset account when a policyholder or beneficiary affirmatively chooses to receive life insurance proceeds through such an account and providing for certain disclosures to a beneficiary, including that payment by a single check is an option. In connection with a market conduct exam, Metropolitan Life Insurance Company entered into a consent order with the Minnesota Department of Commerce regarding the Company's use of TCAs as a default option.

  The Company is unable to estimate the reasonably possible loss or range of loss arising from the TCA matters.

 Other Litigation

  Merrill Haviland, et al. v. Metropolitan Life Insurance Company (E.D. Mich., removed to federal court on July 22, 2011). This lawsuit was filed by 45 retired General Motors ("GM") employees against Metropolitan Life Insurance Company and the amended complaint includes claims for conversion, unjust enrichment, breach of contract, fraud, intentional infliction of emotional distress, fraudulent insurance acts, unfair trade practices, and ERISA claims based upon GM's 2009 reduction of the employees' life insurance coverage under GM's ERISA-governed plan. The complaint includes a count seeking class action status. Metropolitan Life Insurance Company is the insurer of GM's group life insurance plan and administers claims under the plan. According to the complaint, Metropolitan Life Insurance Company had previously provided plaintiffs with a "written guarantee" that their life insurance benefits under the GM plan would not be reduced for the rest of their lives. On June 26,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2012, the district court granted Metropolitan Life Insurance Company's motion to dismiss the complaint. Plaintiffs have appealed that decision to the United States Court of Appeals for the Sixth Circuit.

   McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed
February 22, 2012). This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On September 26, 2012, the court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The parties have begun discovery.

  Sales Practices Claims. Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Sun Life Assurance Company of Canada v. Metropolitan Life Ins. Co. (Super. Ct., Ontario, October 2006). In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed this lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that have been transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Kang v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. The Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

 Summary

  Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

  Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2012    2011
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    85 $    63
  Premium tax offsets currently available for paid assessments.      12      13
                                                                ------- -------
                                                                $    97 $    76
                                                                ======= =======

 Other Liabilities:
  Insolvency assessments....................................... $   136 $   113
                                                                ======= =======

Commitments

  Leases

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:

                                                    Gross
                                  Rental  Sublease  Rental
                                  Income   Income  Payments
                                 -------- -------- --------
                                       (In millions)
                     2013....... $    345 $    18  $    181
                     2014....... $    331 $    15  $    143
                     2015....... $    291 $    15  $    133
                     2016....... $    220 $    15  $    119
                     2017....... $    180 $    15  $    103
                     Thereafter. $    750 $    80  $    847

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.2 billion and $2.5 billion at December 31, 2012 and 2011, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

  The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2.7 billion and $2.3 billion at December 31, 2012 and 2011, respectively.

 Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

  The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $971 million and $986 million at December 31, 2012 and 2011, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.0 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $4 million at both December 31, 2012 and 2011, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


18.  Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.6 billion, $2.8 billion and $2.7 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements recorded in universal life and investment-type product policy fees were $108 million, $94 million and $84 million for the years ended December 31, 2012, 2011 and 2010, respectively. Revenues received from affiliates related to these agreements recorded in other revenues were $113 million, $46 million and $34 million for the years ended December 31, 2012, 2011 and 2010, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.6 billion, $1.6 billion and $1.2 billion for the years ended December 31, 2012, 2011 and 2010, respectively, and were reimbursed to the Company by these affiliates.

  The Company had net payables to affiliates of $346 million and $238 million at December 31, 2012 and 2011, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6.

  See Notes 4, 8 and 12 for additional related party transactions.

                      Metropolitan Life Separate Account UL

PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

     (a). Resolution of the Board of Directors of Metropolitan Life Insurance Company effecting the establishment of Metropolitan Life Separate Account UL (2)

     (b).          None

     (c) (i).      Form of Broker Agreement (2)

         (ii).     Schedule of Sales Commissions (1)

         (iii).    Form of Selling Agreement (8)

         (iv).     Form of Retail Sales Agreement (12)

         (v).      Principal Underwriting Agreement with MLIDC (15)

         (vi).     Master Retail Sales Agreement (MLIDC) dated February 2010
                   (18)

         (vii). Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Filed herewith)

     (d) (i). Specimen Old Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages as required by state law) with form of riders, if any (2)

         (ii). Specimen of New Product Flexible Premium Multifunded Life Insurance Policy (including application and any alternative pages required by state law) with forms of riders (3)

         (iii). Riders for Disability Waiver Rider, and Accidental Death Benefit (2)

         (iv). Riders for Accelerated Death Benefit, Children's Term Insurance Benefit and Spouse Term Insurance Benefit (2)

         (v). New York Endorsement of Old Product to Flexible Premium Multifunded Life Insurance Policy (2)

         (vi). Additional alternate pages for Old Product required by state law (2)

         (vii).    Endorsement adding death benefit Option C for Old Product (2)

         (viii).   Endorsement- Long Term Care Guarantee Purchase (5)

         (ix).     Endorsement- Death Benefit Adjustment (8)

     (e) (i).      Applications (see (d)(i) and (d)(ii) above)

         (ii).     Enterprise Application for Policy (8)

         (iii).    Updated Enterprise Application for Policy (10)

     (f) (i). Restated Charter and By-Laws of Metropolitan Life Insurance Company (4)

         (ii). Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company (7)

         (iii). Amended and Restated By-Laws of Metropolitan Life Insurance Company (15)

     (g).          Reinsurance Contracts (8)

     (h) (i)(a).   Fund Participation Agreement among Metropolitan Life
                   Insurance Company, American Funds Insurance Series and
                   Capital Research and Management Company dated April 30, 2001.
                   (6)

         (i)(b). Amendment No. 1 dated May 1, 2006; Amendment No. 2 dated April 28, 2008; and Amendment No. 3 dated November 10, 2008. (19)

         (i)(c).   Amendment dated April 30, 2010. (20)

         (ii)(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated
                   April 30, 2001. (7)

         (ii)(b). First Amendment dated April 30, 2007; and Second Amendment dated May 1, 2009 (17)

         (ii)(c).  Amendment dated April 30, 2010. (21)

         (iii)(a). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007. (14)

         (iii)(b). Amendment dated April 30, 2010. (21)

     (i).          None

     (j).          None

     (k). Opinion and Consent of Marie C. Swift as to the legality of the securities being registered (8)

     (l).          Actuarial Opinion (16)

     (m).          Calculation Exhibit (16)

     (n). Consent of Independent Registered Public Accounting Firm (Filed herewith)

     (o).          None

     (p).          None

     (q) (i). Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (2)

         (ii). Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) (13)

     (r) (i).      Powers of Attorney (22)

         (ii).     Power of Attorney of John C.R. Hele (Filed herewith)

1. Incorporated by reference from "Sales and Administration of the Policies" in the Prospectuses included herein and "Distribution of the Policies" in the Statement of Additional Information.

2. Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement on Form S-6 (File No. 033-47927) filed on April 30, 1997.

3. Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement on Form S-6 (File No. 033-47927) filed on
     February 27, 1998.

4. Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement on Form S-6 (File No. 033-47927) filed on April 6, 2000.

5. Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement on Form S-6 (File No. 033-47927) filed on April 10, 2001.

6. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Metropolitan Life Separate Account E's Registration Statement (File No. 333-52366) filed on August 3, 2001.

7. Incorporated herein by reference to the Registration Statement for Metropolitan Life Separate Account E (File No. 333-83716) filed on March 5, 2002.

8. Incorporated herein by reference to Post-Effective Amendment No. 18 to this Registration Statement on Form N-6 (File No. 033-47927) filed on April 30, 2004.

9. Incorporated herein by reference to the Registration Statement for Metropolitan Life Separate Account E (File No. 333-122883) filed on February 17, 2005.

10. Incorporated herein by reference to Post-Effective Amendment No. 19 to this Registration Statement on Form N-6 (File No. 033-47927) filed on April 28, 2005.

11. Incorporated herein by reference to the Registration Statement for Metropolitan Life Separate Account UL (File No. 333-131664) filed on February 8, 2006.

12. Incorporated herein by reference to Post-Effective Amendment No. 20 to this Registration Statement on Form N-6 (File No. 033-47927) filed on April 28, 2006.

13. Incorporated herein by reference to Post-Effective Amendment No. 21 to this Registration Statement on Form N-6 (File No. 033-47927) filed on April 18, 2007.

14. Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed on September 10, 2007.

15. Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed on January 16, 2008.

16. Incorporated herein by reference to Post-Effective Amendment No. 22 to this Registration Statement on Form N-6 (File No. 033-47927) filed on April 18, 2008.

17. Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-6 (File No. 033-57320) filed on April 16, 2009.

18. Incorporated herein by reference to Exhibit 3(b) in Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) as filed on April 13, 2010.

19. Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File No. 333-160722) filed on November 2, 2009.

20. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File No. 333-83716) filed on April 12, 2011.

21. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File No. 033-57320) filed on April 12, 2012.

22. Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 12, 2012.


ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR

Name and Principal Business Address            Position and Offices with Depositor
--------------------------------------------   ------------------------------------------------------------
Steven A. Kandarian                            Chairman of the Board, President, Chief Executive Officer
MetLife, Inc, and Metropolitan Life Insurance  and Director
Company
200 Park Avenue
New York, NY 10166

Sylvia Mathews Burwell                         Director
President, WalMart Foundation
Corporate Affairs
702 Southwest 8th Street
Pole D-48
Bentonville, AR  72716-0150

Name and Principal Business Address           Position and Offices with Depositor
--------------------------------------------  ------------------------------------------------------------
Cheryl W. Grise                               Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

R. Glenn Hubbard                              Director
Dean of Graduate School of Business and
Russell L. Carson Professor of
Finance and Economics
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                 Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W., Suite 300
Washington, DC 20006

Name and Principal Business Address           Position and Offices with Depositor
--------------------------------------------  ------------------------------------------------------------
Alfred F. Kelly, Jr.                                    Director
President and Chief Executive Officer
2014 NY/NJ Super Bowl Host Company
MetLife Stadium
One MetLife Stadium Drive
East Rutherford, NJ  07073

James M. Kilts                                          Director
Founding Partner
Centerview Capital
Greenwich Office Park
2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                                     Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

Hugh B. Price                                           Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                           Director
Director of Satcher Health Leadership
Institute and Center of Excellence on
Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                                    Director
c/o MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

Lulu C. Wang                                            Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 1095 Avenue of the Americas, New York, NY 10036.

Name                                          Position with MetLife
--------------------------------------------  ------------------------------------------------------------
Steven A. Kandarian                           Chairman of the Board, President and Chief Executive Officer

Michel A. Khalaf                              President, Europe/Middle East/Africa Division

Christopher G. Townsend                       President, Asia

William J. Wheeler                            President, Americas

Ricardo A. Anzaldua                           Executive Vice President and General Counsel

Peter M. Carlson                              Executive Vice President and Chief Accounting Officer

Richard S. Collins                            Deputy General Counsel

Steven J. Goulart                             Executive Vice President and Chief Investment Officer

John C.R. Hele                                Executive Vice President and Chief Financial Officer

Shailendra Ghorpade                           Executive Vice President

Franciscus Hijkoop                            Executive Vice President and Chief Human Resources Officer

Beth M. Hirschhorn                            Executive Vice President of Global Brand, Marketing and Communications

William R. Hogan                              Executive Vice President

Todd B. Katz                                  Executive Vice President

Robin Lenna                                   Executive Vice President

Martin J. Lippert                             Executive Vice President, Global Technology & Operations

Eugene R. Marks, Jr.                          Executive Vice President

William D. Moore                              Executive Vice President

Maria R. Morris                               Executive Vice President, Global Employee Benefits

Anthony J.Nugent                              Executive Vice President

Oscar Schmidt                                 Executive Vice President

Marc Sevestre                                 Executive Vice President

Peter A. Smyth                                Executive Vice President

Eric T. Steigerwalt                           Executive Vice President

Stanley J. Talbi                              Executive Vice President

Andreas E. Vassiliou                          Executive Vice President



ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

            e)    1320 GP LLC (DE)

            f) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

     4.     MetLife Reinsurance Company of Delaware (DE)

E. MetLife Chile Inversiones SpA (Chile) - 70.4345328853% of MetLife Chile Inversiones SpA is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones SpA and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones SpA.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones SpA and the remaining interest is owned by a third party.

            a) Legalgroup S.A. (Chile) - 99% of Legalgroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% of Metropolitan Life Seguros de Vida S.A. is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      17. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      18.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 66.67% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 18.18% is owned by MetLife Investors USA Insurance Company, 12.12% is owned by MetLife Insurance Company of Connecticut and 3.03% is owned by Metropolitan Property and Casualty Insurance Company.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Management, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   Federal Flood Certification LLC (TX)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   1) MetLife EU Holding Company Limited (Ireland) - 18.234% of MetLife EU Holding Company Limited is owned by ALICO and the remaining interest is owned by MetLife Global Holding Company II GmbH.

                       aa) MetLife Europe Limited (Ireland)

                           ii. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.99999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.00001% is owned by Natilportem Holdings, Inc.

                   2)  MetLife S.A. (France)

                       aa) Hestis S.A.(France) - 66.06% of Hestis S.A. is owned
                           by ALICO and the remaining interests are owned by third parties.

                       bb) MetLife Solutions S.A.S. (France)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    MetLife Holdings (Cyprus) Limited (Cyprus)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8. MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.972% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties.

      9.    ALICO Zhivotozastrahovat elno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

            (a)   Metlife pojist'ovna a.s. (Czech Republic)

      11.   American Life Insurance Company (Cyprus) Limited (Cyprus)

      12.   MetLife Alico Life Insurance Company S.A. (Greece)

            a) ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

            b)    Metlife Biztosito Zrt. (Hungary)

      14. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      15. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    Metropolitan Training and Consulting S.R.L. (Romania)

            c) Metropolitan Life Asigurari S.A. (Romania) - 99.9999% of Metropolitan Life Asigurari S.A. is owned by ALICO Asigurari Romania S.A. and 0.0001% is owned by International Technical and Advisory Services Limited.

      16.   International Investment Holding Company Limited (Russia)

      17.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      18.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      19.   MetLife AMSLICO poist'ovna a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      20.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      21.   ALICO Management Services Limited (United Kingdom)

      22.   ZEUS Administration Services Limited (United Kingdom)

      23. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      24. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by ALICO 0.0005% is owned by International Technical and Advisory Services Limited and the remaining 0.0005% is owned by Borderland Investment Limited.

      25.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      26.   International Technical and Advisory Services Limited (USA-Delaware)

      27.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      28. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      29. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and the remaining interest by International Technical & Advisory Services.

      30. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.01% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      31. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by ALICO and 0.000002% is owned by International Technical and Advisory Services Limited.

      32.   MetLife Seguros de Vida, S.A. (Uruguay)

      33. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      34.   Alpha Properties, Inc. (USA-Delaware)

      35.   Beta Properties, Inc. (USA-Delaware)

      36.   Delta Properties Japan, Inc. (USA-Delaware)

      37.   Epsilon Properties Japan, Inc. (USA-Delaware)

      38.   Iris Properties, Inc. (USA-Delaware)

      39.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife also maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The Directors and Officers of Metropolitan Life Insurance Company ("Metropolitan"), as well as certain other subsidiaries of MetLife, Inc., are covered under the Financial Institutions Bond as well as under the Directors' and Officers' Liability Policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITER

     (a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is also the principal underwriter for the following investment companies (other than the Registrant):


Met Investors Series Trust, Metropolitan Series Fund, Metropolitan
Life Separate Account E, MetLife Investors USA Separate Account A, MetLife Investors USA Variable Life Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty-Eight, General American Separate Account Twenty-Nine, General American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27, MetLife of CT Separate Account Eleven for Variable Annuities,

MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT
Fund UL for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, Metropolitan Life Variable Annuity Separate Account II, Paragon Separate Account A, Paragon Separate Account B, Paragon Separate Account C, Paragon Separate Account D, Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two.


     (b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

Name and Principal Business Office            Positions and Offices with Underwriter
--------------------------------------------  ------------------------------------
Mark E. Rosenthal                             President
Metropolitan Life Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                           Director and Executive Vice President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                               Director and Executive Vice President,
Metropolitan Life Insurance Company           National Sales Manager-Life
501 Route 22
Bridgewater, NJ 08807

Jay S. Kaduson                                Senior Vice President
Metropolitan Life Insurance Company
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew G. Aiello
Metropolitan Life Insurance Company           Senior Vice President, Channel Head-
5 Park Plaza, Suite 1900                      National Accounts
Irvine, CA 92614

John G. Martinez                              Vice President and Chief Financial Officer
Metropolitan Life Insurance Company
18210 Crane Nest Drive
Tampa, FL 33647

Marlene B. Debel                              Treasurer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036


     (c) Compensation form the Registrant.


     (1)                 (2)                (3)            (4)         (5)
                                       Compensation on
                                     Events Occasioning
                   Net Underwriting  the Deduction of a
Name of Principal   Discounts and      Deferred Sales    Brokerage    Other
   Underwriter       Commissions            Load        Commissions Compensation
-----------------  ----------------  -----------------  ----------- ------------
MetLife Investors
  Distribution
  Company             $5,981,537                   $0             $0          $0

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant


     (b)  Metropolitan Life Insurance Company
          200 Park Avenue New York, NY 10166

     (c)  MetLife Investors Distribution Company
          5 Park Plaza, Suite 1900 Irvine, CA 92614


ITEM 32. MANAGEMENT SERVICES

     Not applicable

ITEM 33. FEE REPRESENTATION

     Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on this 11th day of April, 2013.


                                   Metropolitan Life Separate Account UL

                                   By: Metropolitan Life Insurance Company


                                   By: /s/ Paul G. Cellupica
                                       -----------------------------------------
                                           Paul G. Cellupica, Esq.
                                           Chief Counsel - Americas

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on this 11th day of April, 2013.


                                   Metropolitan Life Insurance Company


                                   By: /s/  Paul G. Cellupica
                                      ------------------------------------------
                                            Paul G. Cellupica, Esq.
                                            Chief Counsel - Americas


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 11, 2013.



              SIGNATURE                                  TITLE
              ---------                                  -----

                  *
-------------------------------------     Chairman of the Board, President and
         Steven A. Kandarian                    Chief Executive Officer

                  *
-------------------------------------          Executive Vice President and
          Peter M. Carlson                        Chief Accounting Officer

                  *
-------------------------------------
        Sylvia Mathews Burwell                          Director

                  *
-------------------------------------
           Cheryl W. Grise                              Director

                  *
-------------------------------------
           R. Glenn Hubbard                             Director

                  *
-------------------------------------
            John M. Keane                               Director

                  *
-------------------------------------
         Alfred F. Kelly, Jr.                           Director

                  *
-------------------------------------
            James M. Kilts                              Director

                    *
-------------------------------------
          Catherine R. Kinney                           Director

                  *
-------------------------------------
            Hugh B. Price                               Director


-------------------------------------
            David Satcher                               Director

                  *
-------------------------------------
         Kenton J. Sicchitano                           Director

                  *
-------------------------------------
             Lulu C. Wang                               Director


                  *
-------------------------------------          Executive Vice President and
            John C.R. Hele                        Chief Financial Officer



*By: /s/  Marie C. Swift
    ---------------------------------
    Marie C. Swift, Esq.
    Attorney- in - fact


* Executed by Marie C. Swift, Esq. on behalf of those indicated pursuant to Powers of Attorney filed herewith and with Post-Effective Amendment No. 26 to this Registration Statement on Form N-6, File No. 033-47927, filed April 12, 2012.

                                  Exhibit Index


     (c) (vii) Master Retail Sales Agreement

     (n)       Consent of Independent Registered Public Accounting Firm

     (r) (ii)  Power of Attorney